UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:
811-21734
PIMCO Global StocksPlus
®
& Income Fund
(Exact name of registrant as specified in charter)
1633 Broadway, New York, NY 10019
(Address of principal executive offices)
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)
650 Newport Center Drive
Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
David C. Sullivan
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Registrant’s telephone number, including area code: (844) 337-4626
Date of fiscal year end: June 30
Date of reporting period: December 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO CLOSED-END FUNDS
Semiannual Report
December 31, 2025
PCM Fund, Inc. | PCM | NYSE
PIMCO Global StocksPLUS
®
& Income Fund | PGP | NYSE
PIMCO Strategic Income Fund, Inc. | RCS | NYSE
PIMCO Access Income Fund | PAXS | NYSE
PIMCO Dynamic Income Fund | PDI | NYSE
PIMCO Dynamic Income Opportunities Fund | PDO | NYSE
PIMCO Dynamic Income Strategy Fund | PDX | NYSE

(1)	Consolidated Schedule of Investments

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may experience losses as a result of movements in interest rates.
Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.
Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses.
A Fund may enter into opposite sides of multiple interest rate swaps or other derivatives with respect to the same underlying reference instrument (e.g., a
10-year
U.S. treasury) that have different effective dates with respect to interest accrual time periods also for the principal purpose of generating distributable gains (characterized as ordinary income for tax purposes) that are not part of a Fund’s duration or yield curve management strategies. In such a “paired swap transaction,” a Fund would generally enter into one or more interest rate swap agreements whereby a Fund agrees to make regular payments starting at the time the Fund enters into the agreements equal to a floating interest rate in return for payments equal to a fixed interest rate (the “initial leg”). A Fund would also enter into one or more interest rate swap agreements on the same underlying instrument, but take the opposite position (i.e., in this example, a Fund would make regular payments equal to a fixed interest rate in return for receiving payments equal to a floating interest rate) with respect to a contract whereby the payment obligations do not commence until a date following the commencement of the initial leg (the “forward leg”).
A Fund may engage in investment strategies, including those that employ the use of paired swaps transactions, the use of interest rate swaps to seek to capitalize on differences between short-term and long-term interest rates and other derivatives transactions, to, among other things, seek to generate current, distributable income, even if such strategies could potentially result in declines in a Fund’s net asset value (“NAV”). A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when a Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or a Fund’s debt investments, or arising from its use of derivatives. For instance, a portion of a Fund’s monthly distributions may be sourced from paired swap transactions utilized to produce current distributable ordinary income for tax purposes on the initial leg, with a substantial possibility that a Fund will later realize a corresponding capital loss and potential decline in its NAV with respect to the forward leg (to the extent there are not corresponding offsetting capital gains being generated from other sources). Because some or all of these transactions may generate capital losses without corresponding offsetting capital gains, portions of a Fund’s distributions recognized as ordinary income for tax purposes (such as from paired swap transactions, for example) may be economically similar to a taxable return of capital when considered together with such capital losses. More generally, sales of a Fund’s portfolio holdings may result in short-term capital gains (which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net of long-term capital losses), potentially subjecting shareholders of a Fund to adverse tax consequences.
Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments or Consolidated Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ then-current prospectus, investment objectives, regulatory and other

2	PIMCO CLOSED-END FUNDS

investment limitations and policies, which may be based on different asset class, sector or geographical classifications. Each Fund is separately monitored for compliance with respect to investment parameters and regulatory requirements.
The geographical classification of foreign
(non-U.S.)
securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.
The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.
The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies, such as the Funds, frequently trade at a discount from their NAV and may trade at a price that is less than the initial offering price and/or the NAV of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the NAV of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to NAV thereafter.
Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.
Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.
On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	3

Important Information About the Funds	(Cont.)

specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the sale of Fund shares. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses. Historical NAV performance for a Fund may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.
The dividend rate that a Fund pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Fund’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Fund. As portfolio and market conditions change, the rate of distributions on the common shares and a Fund’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.
The following table discloses the inception date and diversification status of each Fund:

Fund Name	Fund Inception Date	Diversification Status
PCM Fund, Inc.	09/02/93	Diversified
PIMCO Global StocksPLUS ® & Income Fund	05/31/05	Diversified
PIMCO Strategic Income Fund, Inc.	02/24/94	Diversified
PIMCO Access Income Fund	01/31/22	Diversified
PIMCO Dynamic Income Fund	05/30/12	Diversified
PIMCO Dynamic Income Opportunities Fund	01/29/21	Diversified
PIMCO Dynamic Income Strategy Fund	02/01/19	Non-Diversified
An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.
The Trustees/Directors
1
are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with Pacific Investment Management Company LLC (“PIMCO”) and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (“SAI”), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand.
The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent prospectus or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in a Fund’s then-current prospectus, SAI or shareholder report and is otherwise still in effect.
PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule
206(4)-6
under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844)
33-PIMCO,
on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and upon request by calling PIMCO at (844) 33-PIMCO. In August 2024, the SEC adopted

1	Hereinafter, the terms “Trustee” or “Trustees” used herein shall refer to a Director or Directors of applicable Funds.

4	PIMCO CLOSED-END FUNDS

amendments to Form N-PORT requiring funds to file
Form N-PORT
reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.
SEC rules allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (844) 33-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary. Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.
In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	5

PCM Fund, Inc.

Symbol on NYSE - PCM

Cumulative Returns Through December 31, 2025

(in millions)
$130.0
120.0
110.0
100.0
90.0
80.0
70.0
60.0
50.0
40.0
30.0
20.0
10.0
0
09/93
10/09
12/25
FUND'S NET ASSET VALUE $129,754
FUND MARKET PRICE $107,187
INDEX $84,084

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2025
†
§

Asset-Backed Securities	28.9%

Non-Agency Mortgage-Backed Securities	21.9%

Corporate Bonds & Notes	17.5%

Loan Participations and Assignments	16.7%

Common Stocks	5.9%

U.S. Government Agencies	4.5%

Short-Term Instruments ‡	3.1%

Other	1.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (09/02/93)
Market Price	3.34%	(9.56)%	0.01%	6.97%	7.61%
NAV	5.45%	9.67%	3.48%	7.05%	8.25%
ICE BofA US High Yield Index	3.78%	8.50%	4.50%	6.45%	6.82% ♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
♦
Average annual total return since 08/31/1993.
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘’ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$6.14

NAV	$5.92

Premium/(Discount) to NAV	3.72%

Market Price Distribution Rate (2)	12.56%

NAV Distribution Rate (2)	13.02%

Total Effective Leverage (3)	36.67%
Investment Objective and Strategy Overview
The Fund’s primary investment objective is to achieve high current income. Capital gain from the disposition of investments is a secondary objective of the Fund.

Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to residential mortgage credit, primarily U.S. non-agency mortgage-backed securities, contributed to performance, as the securities posted positive total returns.

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»	Exposure to high yield credit contributed to performance, as the securities posted positive total returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Security selection in bank loans detracted from performance, as holdings of a retail bank loan detracted from performance.

6	PIMCO CLOSED-END FUNDS

PIMCO Global StocksPLUS
®
& Income Fund

Symbol on NYSE - PGP

Cumulative Returns Through December 31, 2025

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown
as of December 31, 2025
†§

U.S. Government Agencies	28.6%

Corporate Bonds & Notes	21.7%

Loan Participations and Assignments	18.5%

Short-Term Instruments ‡	7.2%

Non-Agency Mortgage-Backed Securities	5.8%

Common Stocks	5.8%

Sovereign Issues	5.0%

Asset-Backed Securities	4.1%

Preferred Securities	1.8%

Other	1.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (05/31/05)
Market Price	15.57%	29.76%	8.63%	3.81%	7.84%
NAV	15.06%	29.20%	9.11%	11.29%	11.29%
MSCI World Index	10.61%	21.09%	12.15%	12.17%	8.82%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$9.13

NAV	$8.92

Premium/(Discount) to NAV	2.35%

Market Price Distribution Rate (2)	9.07%

NAV Distribution Rate (2)	9.28%

Total Effective Leverage (3)	15.71%
Investment Objective and Strategy Overview
PIMCO Global StocksPLUS
®
 & Income Fund’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to equity index derivatives linked to the MSCI EAFE Index contributed to performance, as the index posted positive total returns.

»	Exposure to equity index derivatives linked to the S&P 500 Index contributed to performance, as the index posted positive total returns.

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the Turkish lira detracted from performance, as the currency depreciated versus the U.S. dollar.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	7

PIMCO Strategic Income Fund, Inc.

Symbol on NYSE - RCS

Cumulative Returns Through December 31, 2025

(in thousands)
$160.0
150.0
140.0
130.0
120.0
110.0
100.0
90.0
80.0
70.0
60.0
50.0
40.0
30.0
20.0
10.0
0
02/94
01/10
12/25
FUND'S NET ASSET VALUE $115,626
FUND MARKET PRICE $107,261
INDEX $80,070

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2025
†
§

U.S. Government Agencies	57.4%

Corporate Bonds & Notes	14.4%

Loan Participations and Assignments	7.7%

Non-Agency Mortgage-Backed Securities	6.9%

Common Stocks	3.6%

Short-Term Instruments ‡	3.4%

Sovereign Issues	3.1%

Asset-Backed Securities	1.7%

Other	1.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (02/24/94)
Market Price	(16.99)%	(21.13)%	5.71%	5.16%	7.75%
NAV	9.26%	18.48%	5.42%	6.61%	7.98%
ICE BofA US High Yield Index	3.78%	8.50%	4.50%	6.45%	6.75% ♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
♦
Average annual total return since 2/28/1994
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

The performance information shown for the Fund includes historical performance information for the periods prior to February 8, 2002, during which the Fund had a different investment manager. As of February 8, 2002, PIMCO became the Fund’s investment manager. The Fund’s performance prior to that time may have been different if the Fund were advised by PIMCO.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$5.57

NAV	$4.71

Premium/(Discount) to NAV	18.26%

Market Price Distribution Rate (2)	8.62%

NAV Distribution Rate (2)	10.19%

Total Effective Leverage (3)	30.59%
Investment Objective and Strategy Overview
The Fund’s primary investment objective is to generate a level of income that is higher than that generated by high quality, intermediate-term U.S. debt securities. The Fund also seeks capital appreciation to the extent consistent with this objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»	Exposure to agency mortgage-backed securities contributed to performance, as the securities posted positive total returns.

»	Exposure to investment grade credit contributed to performance, as spreads tightened.

»	Active interest rate positioning through interest rate swaps including short exposure to the long-end of the U.S. yield curve contributed to performance, as interest rates rose.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the Turkish lira detracted from performance, as the currency depreciated versus the U.S. dollar.

»	There were no other material detractors for this Fund.

8	PIMCO CLOSED-END FUNDS

PIMCO Access Income Fund

Symbol on NYSE - PAXS

Cumulative Returns Through December 31, 2025

(in thousands)
$20.0
10.0
0
01/22
12/23
12/25
FUND'S NET ASSET VALUE $12,191
FUND MARKET PRICE $12,173
INDEX $12,160

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of December 31, 2025
†§

Loan Participations and Assignments	23.9%

Corporate Bonds & Notes	18.4%

Non-Agency Mortgage-Backed Securities	17.7%

Asset-Backed Securities	17.6%

Short-Term Instruments ‡	5.8%

Common Stocks	4.8%

U.S. Government Agencies	4.1%

Sovereign Issues	3.9%

Preferred Securities	3.6%

Other	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	Commencement of Operations (01/31/22)
Market Price	7.28%	12.69%	5.15%
NAV	7.05%	12.83%	5.19%
ICE BofA US High Yield Index	3.78%	8.50%	5.12%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$15.30

NAV	$15.38

Premium/(Discount) to NAV	(0.52)%

Market Price Distribution Rate (2)	11.72%

NAV Distribution Rate (2)	11.66%

Total Effective Leverage (3)	39.46%
Investment Objective and Strategy Overview
PIMCO Access Income Fund’s investment objective is to seek current income as a primary objective and capital appreciation as a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»	Exposure to residential mortgage credit, primarily U.S. non-agency mortgage backed securities (“MBS”) contributed to performance, as the securities posted positive total returns.

»	Exposure to bank loans contributed to performance, as the securities posted positive total returns.

»	Exposure to commercial MBS contributed to performance, as the securities posted positive total returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the Turkish lira detracted from performance, as the currency depreciated versus the U.S. dollar.

»	There were no other material detractors for this Fund.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	9

PIMCO Dynamic Income Fund

Symbol on NYSE - PDI

Cumulative Returns Through December 31, 2025

(in thousands)
$45.0
40.0
35.0
30.0
25.0
20.0
15.0
10.0
5.0
0
05/12
02/19
12/25
FUND'S NET ASSET VALUE
$42,646
FUND MARKET PRICE
$39,455
INDEX
$21,601

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2025
†
§

Loan Participations and Assignments	24.5%

Non-Agency Mortgage-Backed Securities	23.6%

Corporate Bonds & Notes	19.4%

Asset-Backed Securities	10.8%

Short-Term Instruments ‡	8.2%

Common Stocks	4.4%

Sovereign Issues	3.9%

Preferred Securities	3.4%

Other	1.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (05/30/12)
Market Price	0.49%	11.69%	6.24%	8.61%	10.81%
NAV	7.93%	15.44%	7.22%	8.78%	11.28%
ICE BofA US High Yield Index	3.78%	8.50%	4.50%	6.45%	5.82%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$17.71

NAV	$16.90

Premium/(Discount) to NAV	4.79%

Market Price Distribution Rate (2)	14.94%

NAV Distribution Rate (2)	15.66%

Total Effective Leverage (3)	33.28%
Investment Objective and Strategy Overview
PIMCO Dynamic Income Fund’s primary investment objective is to seek current income, and capital appreciation is a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»	Exposure to residential mortgage credit, primarily U.S. non-agency mortgage-backed securities contributed to performance, as the securities posted positive total returns.

»	Exposure to bank loans contributed to performance, as the securities posted positive total returns.

»	Exposure to high yield contributed to performance, as the securities posted positive total returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the Turkish lira detracted from performance, as the currency depreciated versus the U.S. dollar.

»	There were no other material detractors for this Fund.

10	PIMCO CLOSED-END FUNDS

PIMCO Dynamic Income Opportunities Fund

Symbol on NYSE - PDO

Cumulative Returns Through December 31, 2025

(in thousands)
$20.0
10.0
0
01/21
06/23
12/25
FUND MARKET PRICE $12,479
INDEX $12,413
FUND'S NET ASSET VALUE $12,195

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2025
†
§

Loan Participations and Assignments	23.9%

Corporate Bonds & Notes	21.3%

Non-Agency Mortgage-Backed Securities	16.9%

Asset-Backed Securities	11.9%

Short-Term Instruments ‡	6.4%

Common Stocks	5.9%

Sovereign Issues	4.9%

U.S. Government Agencies	3.8%

Preferred Securities	2.9%

Convertible Bonds & Notes	1.2%

Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	Commencement of Operations (01/29/21)
Market Price	8.73%	14.33%	4.60%
NAV	8.91%	15.31%	4.11%
ICE BofA US High Yield Index	3.78%	8.50%	4.49%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$13.84

NAV	$13.36

Premium/(Discount) to NAV	3.59%

Market Price Distribution Rate (2)	11.09%

NAV Distribution Rate (2)	11.49%

Total Effective Leverage (3)	35.30%
Investment Objective and Strategy Overview
PIMCO Dynamic Income Opportunities Fund’s investment objective is to seek current income as a primary objective and capital appreciation as a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»	Exposure to residential mortgage credit, primarily U.S. non-agency mortgage backed securities, contributed to performance, as the securities posted positive total returns.

»	Exposure to bank loans contributed to performance, as the securities posted positive total returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the Turkish lira detracted from performance, as the currency depreciated versus the U.S. dollar.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	11

PIMCO Dynamic Income Strategy Fund

Symbol on NYSE - PDX

Cumulative Returns Through December 31, 2025

(in thousands)
$30.0
20.0
10.0
0
02/19
07/22
12/25
FUND'S NET ASSET VALUE $19,496
FUND MARKET PRICE $17,627
INDEX $14,230

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2025
†
§

Corporate Bonds & Notes	22.9%

Asset-Backed Securities	20.7%

Loan Participations and Assignments	14.3%

Common Stocks	12.6%

Master Limited Partnerships	9.2%

Non-Agency Mortgage-Backed Securities	8.0%

Short-Term Instruments ‡	7.4%

Preferred Securities	2.1%

U.S. Government Agencies	2.0%

Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	5 Year	Commencement of Operations (02/01/19)
Market Price	(9.40)%	(11.70%)	29.24%	9.38%
NAV	(7.46)%	(2.58)%	25.41%	10.00%
ICE BofA US High Yield Index	3.78%	8.50%	4.50%	5.47%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$18.78

NAV	$21.03

Premium/(Discount) to NAV	(10.70)%

Market Price Distribution Rate (2)	8.52%

NAV Distribution Rate (2)	7.61%

Total Effective Leverage (3)	24.64%
Investment Objective and Strategy Overview
PIMCO Dynamic Income Strategy Fund investment objective is to seek current income as a primary objective and capital appreciation as a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to residential mortgage credit, primarily U.S. non-agency mortgage-backed securities contributed to performance, as the securities posted positive total returns.

»	Exposure to high yield credit contributed to performance, as the securities posted positive total returns.

»	Exposure to bank loans contributed to performance, as the securities posted positive total returns.

»	Exposure to common equity detracted from performance, as shares of a privately held liquefied natural gas-exporter posted negative returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of such leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

12	PIMCO CLOSED-END FUNDS

Index Descriptions

Index*	Index Description

ICE BofA US High Yield Index
ICE BofA U.S. High Yield Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of USD 100 million. Bonds must be rated below investment grade based on a composite of Moody’s and S&P.

MSCI World Index
The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	13

Financial Highlights

		Investment Operations			Less Distributions (c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period (a)	Net Investment Income (Loss) (b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PCM Fund, Inc.

07/01/2025 - 12/31/2025+	$5.97	$0.32	$0.02	$0.34	$(0.39)	$0.00	$0.00	$(0.39)

06/30/2025	6.26	0.70	(0.12)	0.58	(0.69)	0.00	(0.18)	(0.87)

06/30/2024	6.74	0.59	(0.11)	0.48	(0.57)	0.00	(0.39)	(0.96)

06/30/2023	7.69	0.82	(0.81)	0.01	(0.73)	0.00	(0.23)	(0.96)

06/30/2022	9.52	0.79	(1.66)	(0.87)	(0.93)	0.00	(0.03)	(0.96)

06/30/2021	8.47	0.97	1.04	2.01	(0.96)	0.00	0.00	(0.96)

PIMCO Global StocksPLUS ® & Income Fund

07/01/2025 - 12/31/2025+	$8.13	$0.39	$0.81	$1.20	$(0.41)	$0.00	$0.00	$(0.41)

06/30/2025	7.43	0.77	0.76	1.53	(0.82)	0.00	(0.01)	(0.83)

06/30/2024	7.29	0.62	0.35	0.97	(0.67)	0.00	(0.16)	(0.83)

06/30/2023	7.27	0.77	0.08	0.85	(0.83)	0.00	0.00	(0.83)

06/30/2022	10.44	0.87	(3.21)	(2.34)	(0.83)	0.00	0.00	(0.83)

06/30/2021	7.47	0.95	2.85	3.80	(0.83)	0.00	0.00	(0.83)

PIMCO Strategic Income Fund, Inc.

07/01/2025 - 12/31/2025+	$4.54	$0.24	$0.17	$0.41	$(0.24)	$0.00	$0.00	$(0.24)

06/30/2025	4.39	0.48	0.22	0.70	(0.54)	0.00	(0.01)	(0.55)

06/30/2024	4.32	0.38	0.30	0.68	(0.43)	0.00	(0.18)	(0.61)

06/30/2023	4.68	0.39	(0.14)	0.25	(0.61)	0.00	0.00	(0.61)

06/30/2022	6.55	0.61	(1.87)	(1.26)	(0.60)	0.00	(0.01)	(0.61)

06/30/2021	5.94	0.58	0.64	1.22	(0.41)	0.00	(0.20)	(0.61)

PIMCO Access Income Fund (Consolidated)

07/01/2025 - 12/31/2025+	$15.25	$0.77	$0.25	$1.02	$(0.90)	$0.00	$0.00	$(0.90)

06/30/2025	15.02	1.59	0.42	2.01	(1.66)	0.00	(0.13)	(1.79)

06/30/2024	14.86	1.36	0.59	1.95	(1.47)	0.00	(0.32)	(1.79)

06/30/2023	17.20	1.81	(1.90)	(0.09)	(2.25)	0.00	0.00	(2.25)

01/31/2022 - 06/30/2022	20.00	0.45	(2.78)	(2.33)	(0.47)	0.00	0.00	(0.47)

PIMCO Dynamic Income Fund (Consolidated)

07/01/2025 - 12/31/2025+	$16.93	$0.94	$0.17	$1.11	$(1.32)	$0.00	$0.00	$(1.32)

06/30/2025	16.82	2.12	0.23	2.35	(2.13)	0.00	(0.52)	(2.65)

06/30/2024	17.27	1.77	0.19	1.96	(1.37)	0.00	(1.28)	(2.65)

06/30/2023	19.72	2.23	(1.56)	0.67	(3.30)	0.00	0.00	(3.30)

06/30/2022	25.23	2.84	(5.77)	(2.93)	(2.65)	0.00	0.00	(2.65)

06/30/2021	22.59	2.51	2.57	5.08	(2.52)	0.00	(0.13)	(2.65)

PIMCO Dynamic Income Opportunities Fund (Consolidated)

07/01/2025 - 12/31/2025+	$13.00	$0.68	$0.43	$1.11	$(0.77)	$0.00	$0.00	$(0.77)

06/30/2025	12.65	1.42	0.40	1.82	(1.47)	0.00	(0.06)	(1.53)

06/30/2024	12.69	1.31	0.17	1.48	(1.08)	0.00	(0.45)	(1.53)

06/30/2023	15.31	1.50	(1.63)	(0.13)	(2.49)	0.00	0.00	(2.49)

06/30/2022	20.50	1.73	(5.01)	(3.28)	(1.79)	(0.12)	0.00	(1.91)

01/29/2021 - 06/30/2021	20.00	0.49	0.47	0.96	(0.47)	0.00	0.00	(0.47)

PIMCO Dynamic Income Strategy Fund (Consolidated)

07/01/2025 - 12/31/2025+	$26.76	$0.71	$(2.67)	$(1.96)	$(0.80)	$(2.97)	$0.00	$(3.77)

06/30/2025	24.93	1.40	2.28	3.68	(1.48)	(0.37)	0.00	(1.85)

06/30/2024	18.49	0.72	6.76	7.48	(1.04)	0.00	0.00	(1.04)

06/30/2023	15.24	0.39	3.74	4.13	(0.66)	0.00	(0.22)	(0.88)

06/30/2022	14.27	0.43	1.32	1.75	(0.47)	0.00	(0.31)	(0.78)

06/30/2021	8.63	0.32	6.00	6.32	(0.09)	0.00	(0.59)	(0.68)

*	Annualized, except for organizational expense, if any.
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(d)
Total investment return is calculated assuming a purchase of a share at the market price on the first day and a sale of a share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under a Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(e)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(f)	Effective December 13, 2021, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 1.10%.

14	PIMCO CLOSED-END FUNDS	See Accompanying Notes

				Common Share				Ratios/Supplemental Data
									Ratios to Average Net Assets
Increase resulting from Common Share offering		Offering Cost Charged to Paid in Capital		Net Asset Value End of Year or Period (a)	Market Price End of Year or Period		Total Investment Return (d)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses (e)		Expenses Excluding Waivers (e)		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$	N/A	$	N/A	$5.92	$6.14		3.34%	$72,889	4.04	%*	4.04	%*	1.38	%*	1.38	%*	10.46	%*	5%

	N/A		N/A	5.97	6.33		(3.21)	73,084	4.76		4.76		1.43		1.43		11.41		14

	N/A		N/A	6.26	7.42		(12.97)	75,490	6.69		6.69		1.58		1.58		9.21		10

	N/A		N/A	6.74	9.63		16.30	80,318	5.68		5.68		1.68		1.68		11.29		20

	N/A		N/A	7.69	9.25		(14.44)	90,639	2.30		2.30		1.63		1.63		8.71		65

	N/A		N/A	9.52	11.87		38.25	111,154	2.49		2.49		1.60		1.60		10.56		127

$	N/A	$	N/A	$8.92	$9.13		15.57%	$103,238	2.57	%*	2.57	%*	1.33	%*	1.33	%*	8.94	%*	265%

	N/A		N/A	8.13	8.29		21.99	93,918	2.53		2.53		1.33		1.33		9.95		576

	N/A		N/A	7.43	7.55		17.56	85,162	3.43		3.43		1.39		1.39		8.63		586

	N/A		N/A	7.29	7.20		2.32	82,667	3.79		3.79		1.65		1.65		10.69		483

	N/A		N/A	7.27	7.89		(22.51)	81,353	2.09		2.09		1.76		1.76		8.96		373

	N/A		N/A	10.44	11.10		48.12	115,748	2.03		2.03		1.66		1.66		10.35		503

$	N/A	$	N/A	$4.71	$5.57		(16.99)%	$221,360	2.90	%*	2.90	%*	0.97	%*	0.97	%*	10.01	%*	420%

	N/A		N/A	4.54	6.96		21.79	212,131	3.49		3.49		0.96		0.96		10.78		948

	N/A		N/A	4.39	6.21		33.49	202,598	5.12		5.12		0.98		0.98		8.83		819

	N/A		N/A	4.32	5.20		14.43	196,497	3.87		3.87		0.97		0.97		8.73		639

	N/A		N/A	4.68	5.13		(25.44)	210,018	1.44		1.44		0.98		0.98		10.29		678

	N/A		N/A	6.55	7.61		30.90	290,989	1.36		1.36		0.96		0.96		8.97		774

	$0.01	$	N/A	$15.38	$15.30		7.28%	$715,940	5.14	%*	5.14	%*	2.04	%*	2.04	%*	9.86	%*	13%

	0.01		N/A	15.25	15.11		7.30	694,861	5.85		5.85		2.09		2.09		10.43		24

	N/A		N/A	15.02	15.81		21.00	662,635	7.11		7.11		2.19		2.19		9.26		17

	N/A		N/A	14.86	14.75		7.53	653,891	5.92		5.92		2.24		2.24		11.10		28

	N/A		N/A	17.20	15.83	*	(18.72)*	756,653	1.79	*	1.79	*	1.51	*	1.51	*	5.81	*	16

	$0.18		$0.00	$16.90	$17.71		0.49%	$7,388,843	3.77	%*	3.77	%*	1.60	%*	1.60	%*	10.94	%*	12%

	0.41		0.00	16.93	18.97		16.42	6,642,643	4.46		4.46		1.67		1.67		12.48		28

	0.24		0.00	16.82	18.81		16.48	5,303,316	6.13		6.13		1.84		1.84		10.47		17

	0.18		0.00	17.27	18.75		7.22	4,578,482	5.12		5.12		1.92		1.92		12.10		20

	0.07		0.00	19.72	20.87		(19.10)	4,466,886	2.64	(f)	2.64	(f)	2.00	(f)	2.00	(f)	12.28		27

	0.21		0.00	25.23	28.81		29.29	1,781,435	2.78		2.78		2.04		2.04		10.36		38

	$0.02		$0.00	$13.36	$13.84		8.73%	$1,864,170	4.33%		4.33	%*	1.75	%*	1.75	%*	10.08	%*	13%

	0.06		0.00	13.00	13.48		13.97	1,713,149	5.22		5.22		1.84		1.84		10.91		22

	0.01		0.00	12.65	13.29		15.12	1,465,670	6.63		6.63		1.97		1.97		10.68		25

	0.00		0.00	12.69	13.06		13.17	1,406,536	5.75		5.75		2.11		2.11		10.67		17

	N/A		N/A	15.31	13.85		(33.77)	1,684,507	2.79		2.79		2.12		2.12		9.11		47

	0.01		N/A	20.50	23.18		16.70	2,227,301	2.10	*	2.10	*	1.78	*	1.78	*	5.93	*	49

$	N/A	$	N/A	$21.03	$18.78		(9.40)%	$940,260	3.06%		3.06	%*	1.62	%*	1.62	%*	5.52	%*	17%

	N/A		N/A	26.76	24.65		18.92	1,196,516	3.29		3.29		1.65		1.65		5.34		53

	N/A		N/A	24.93	22.28		48.61	1,114,645	2.31		2.32		1.45		1.46		3.25		113

	N/A		N/A	18.49	15.76		29.99	826,517	2.66		2.68		1.65		1.67		2.16		50

	N/A		N/A	15.24	12.84		8.76	681,193	1.76		1.79		1.68		1.71		2.71		77

	N/A		N/A	14.27	12.50		90.94	637,792	1.54		1.60		1.53		1.59		2.96		118

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	15

Statements of Assets and Liabilities	December 31, 2025	(Unaudited)

(Amounts in thousands † , except per share amounts)	PCM Fund, Inc.	PIMCO Global StocksPLUS ® & Income Fund	PIMCO Strategic Income Fund, Inc.

Assets:

Investments, at value
Investments in securities	$107,621	$144,977	$576,385
Investments in Affiliates	2,827	10,784	16,472
Financial Derivative Instruments
Exchange-traded or centrally cleared	48	132	461
Over the counter	0	9,599	159
Cash	317	206	874
Deposits with counterparty	1,237	3,623	6,059
Foreign currency, at value	0	395	351
Receivable for investments sold	622	351	266
Receivable for TBA investments sold	0	46,244	515,003
Interest and/or dividends receivable	900	1,313	2,964
Dividends receivable from Affiliates	8	30	45
Other assets	11	0	0
Total Assets	113,591	217,654	1,119,039

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$38,461	$16,346	$81,271
Payable for sale-buyback transactions	0	0	407
Payable for short sales	0	647	6,303
Financial Derivative Instruments
Exchange-traded or centrally cleared	44	1,013	288
Over the counter	119	364	814
Payable for investments purchased	641	419	1,196
Payable for investments in Affiliates purchased	9	33	48
Payable for TBA investments purchased	0	84,393	803,848
Payable for unfunded loan commitments	253	371	283
Deposits from counterparty	296	9,913	1,144
Distributions payable to common shareholders	791	798	1,879
Accrued management fees	88	115	185
Foreign capital gains tax payable	0	4	13
Total Liabilities	40,702	114,416	897,679

Commitments and Contingent Liabilities^

Net Assets Applicable to Common Shareholders	$72,889	$103,238	$221,360

Net Assets Applicable to Common Shareholders Consist of:

Par value ^^	$12	$0	$0
Paid in capital in excess of par	106,929	135,569	344,547
Distributable earnings (accumulated loss)	(34,052)	(32,331)	(123,187)

Net Assets Applicable to Common Shareholders	$72,889	$103,238	$221,360

Common Shares Outstanding	12,320	11,574	46,982

Net Asset Value Per Common Share (a)	$5.92	$8.92	$4.71

Cost of investments in securities	$131,025	$163,312	$621,971
Cost of investments in Affiliates	$2,827	$10,774	$16,468
Cost of foreign currency held	$0	$393	$351
Proceeds received on short sales	$0	$649	$6,304
Cost or premiums of financial derivative instruments, net	$1,098	$(57)	$7,476

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
^^	($0.001 per share), ($0.00001 per share), ($0.00001 per share).
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Assets and Liabilities	December 31, 2025	(Unaudited)

(Amounts in thousands † , except per share amounts)	PIMCO Access Income Fund	PIMCO Dynamic Income Fund	PIMCO Dynamic Income Opportunities Fund	PIMCO Dynamic Income Strategy Fund

Assets:

Investments, at value
Investments in securities*	$1,109,295	$9,946,809	$2,680,090	$1,300,275
Investments in Affiliates	70,436	986,083	172,804	92,338
Financial Derivative Instruments
Exchange-traded or centrally cleared	288	2,586	764	234
Over the counter	611	5,992	3,892	1,839
Cash	434	5,484	926	195
Deposits with counterparty	15,460	161,665	40,888	5,316
Foreign currency, at value	2,491	10,555	3,891	1,343
Receivable for investments sold	1,421	172,060	38,217	13,779
Interest and/or dividends receivable	10,968	116,357	33,789	9,952
Dividends receivable from Affiliates	205	2,203	546	298
Other assets	382	2,479	476	22
Total Assets	1,211,991	11,412,273	2,976,283	1,425,591

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$448,392	$3,462,908	$974,979	$307,478
Financial Derivative Instruments
Exchange-traded or centrally cleared	375	4,435	1,021	0
Over the counter	3,000	32,919	7,346	6,018
Payable for investments purchased	14,054	204,149	47,324	171
Payable for investments in Affiliates purchased	218	2,346	579	317
Payable for investments purchased on a delayed-delivery basis	17,120	170,560	43,280	24,000
Payable for unfunded loan commitments	2,427	25,930	7,094	2,984
Deposits from counterparty	2,233	13,824	9,467	4,120
Distributions payable to common shareholders	6,953	95,623	17,743	138,744
Accrued management fees	1,278	10,292	2,837	1,499
Accrued taxes payable	0	15	0	0
Foreign capital gains tax payable	1	235	443	0
Other liabilities	0	194	0	0
Total Liabilities	496,051	4,023,430	1,112,113	485,331

Commitments and Contingent Liabilities^

Net Assets Applicable to Common Shareholders	$715,940	$7,388,843	$1,864,170	$940,260

Net Assets Applicable to Common Shareholders Consist of:

Par value ^^	$0	$4	$1	$0
Paid in capital in excess of par	900,161	9,545,415	2,539,463	781,434
Distributable earnings (accumulated loss)	(184,221)	(2,156,576)	(675,294)	158,826

Net Assets Applicable to Common Shareholders	$715,940	$7,388,843	$1,864,170	$940,260

Common Shares Outstanding	46,540	437,215	139,519	44,707

Net Asset Value Per Common Share (a)	$15.38	$16.90	$13.36	$21.03

Cost of investments in securities	$1,218,543	$10,858,842	$2,972,972	$1,161,017
Cost of investments in Affiliates	$70,195	$1,001,428	$172,254	$92,270
Cost of foreign currency held	$2,482	$10,533	$3,917	$1,331
Cost or premiums of financial derivative instruments, net	$12,512	$27,621	$25,528	$75

* Includes repurchase agreements of:	$0	$187,254	$0	$5,400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
^^	($0.00001 per share).
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	17

Statements of Operations

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands † )	PCM Fund, Inc.	PIMCO Global StocksPLUS ® & Income Fund	PIMCO Strategic Income Fund, Inc.

Investment Income:

Interest, net of foreign taxes*	$5,195	$5,343	$13,698
Dividends	78	154	162
Dividends from Investments in Affiliates	89	206	281
Miscellaneous income	10	39	84
Total Income	5,372	5,742	14,225

Expenses:

Management fees	503	651	1,052
Trustee fees and related expenses	4	5	11
Interest expense	987	621	2,123
Miscellaneous expense	3	4	7
Total Expenses	1,497	1,281	3,193

Net Investment Income (Loss)	3,875	4,461	11,032

Net Realized Gain (Loss):

Investments in securities	(81)	(1,409)	(6,071)
Investments in Affiliates	7	0	5
Exchange-traded or centrally cleared financial derivative instruments	(6)	2,901	1,539
Over the counter financial derivative instruments	32	442	286
Foreign currency	1	33	(101)

Net Realized Gain (Loss)	(47)	1,967	(4,342)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(159)	3,639	11,428
Investments in Affiliates	(6)	3	2
Exchange-traded or centrally cleared financial derivative instruments	339	103	(176)
Over the counter financial derivative instruments	28	3,761	714
Foreign currency assets and liabilities	(1)	(4)	86

Net Change in Unrealized Appreciation (Depreciation)	201	7,502	12,054

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,029	$13,930	$18,744

* Foreign tax withholdings	$0	$10	$29

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands † )	PIMCO Access Income Fund	PIMCO Dynamic Income Fund	PIMCO Dynamic Income Opportunities Fund

Investment Income:

Interest, net of foreign taxes*	$50,670	$493,326	$122,172
Dividends, net of foreign taxes**	1,482	9,129	3,766
Dividends from Investments in Affiliates	1,406	16,611	3,756
Miscellaneous income	305	7,899	1,217
Total Income	53,863	526,965	130,911

Expenses:

Management fees	7,254	56,664	15,808
Trustee fees and related expenses	38	337	90
Interest expense	11,121	77,876	23,403
Miscellaneous expense	20	213	29
Total Expenses	18,433	135,090	39,330
Waiver and/or Reimbursement by PIMCO	0	0	0
Net Expenses	18,433	135,090	39,330

Net Investment Income (Loss)	35,430	391,875	91,581

Net Realized Gain (Loss):

Investments in securities	(3,415)	(25,700)	(904)
Investments in Affiliates	12	33	14
Exchange-traded or centrally cleared financial derivative instruments	(1,627)	(6,789)	(4,068)
Over the counter financial derivative instruments	468	3,880	2,613
Foreign currency	(318)	(27)	801

Net Realized Gain (Loss)	(4,880)	(28,603)	(1,544)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	7,466	34,892	41,635
Investments in Affiliates	358	13,124	810
Exchange-traded or centrally cleared financial derivative instruments	4,307	14,698	7,919
Over the counter financial derivative instruments	3,558	25,531	7,920
Foreign currency assets and liabilities	684	6,213	378

Net Change in Unrealized Appreciation (Depreciation)	16,373	94,458	58,662

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,923	$457,730	$148,699

* Foreign tax withholdings	$5	$498	$656

** Foreign tax withholdings — Dividends	$0	$0	$0

*** Foreign capital gains tax	$0	$(15)	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	19

Consolidated Statements of Operations	(Cont.)

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands † )	PIMCO Dynamic Income Strategy Fund

Investment Income:

Interest, net of foreign taxes*	$39,956
Dividends, net of foreign taxes**	7,471
Dividends from Investments in Affiliates	1,746
Miscellaneous income	120
Total Income	49,293

Expenses:

Management fees	9,278
Trustee fees and related expenses	64
Interest expense	8,274
Miscellaneous expense	7
Total Expenses	17,623
Waiver and/or Reimbursement by PIMCO	(27)
Net Expenses	17,596

Net Investment Income (Loss)	31,697

Net Realized Gain (Loss):

Investments in securities	6,406
Investments in Affiliates	21
Exchange-traded or centrally cleared financial derivative instruments	(973)
Over the counter financial derivative instruments	3,855
Foreign currency	(39)

Net Realized Gain (Loss)	9,270

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	88,613
Investments in Affiliates	(222,221)
Exchange-traded or centrally cleared financial derivative instruments	4,831
Over the counter financial derivative instruments	94
Foreign currency assets and liabilities	23

Net Change in Unrealized Appreciation (Depreciation)	(128,660)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(87,693)

* Foreign tax withholdings — Interest	$8

* Foreign tax withholdings — Dividends	$347

*** Foreign capital gains tax	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	21

Statements of Changes in Net Assets

	PCM Fund, Inc.		PIMCO Global StocksPLUS ® & Income Fund

(Amounts in thousands † )	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,875	$8,568	$4,461	$8,910
Net realized gain (loss)	(47)	1,328	1,967	3,779
Net change in unrealized appreciation (depreciation)	201	(2,972)	7,502	4,891

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	4,029	6,924	13,930	17,580

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(4,735)	(8,280)	(4,788)	(9,383)
Tax basis return of capital	0	(2,238)	0	(155)

Total Distributions to Common Shareholders (a)	(4,735)	(10,518)	(4,788)	(9,538)

Common Share Transactions*:

Issued as reinvestment of distributions	511	1,188	178	714

Net increase (decrease) resulting from common share transactions	511	1,188	178	714

Total increase (decrease) in net assets applicable to common shareholders	(195)	(2,406)	9,320	8,756

Net Assets Applicable to Common Shareholders:

Beginning of period	73,084	75,490	93,918	85,162
End of period	$72,889	$73,084	$103,238	$93,918

* Common Share Transactions:

Shares sold	0	0	0	0
Shares issued as reinvestment of distributions	84	171	21	93
Net increase (decrease) in common shares outstanding	84	171	21	93

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Strategic Income Fund, Inc.

Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

$11,032	$22,344
(4,342)	11,537
12,054	(2,532)

18,744	31,349

(11,249)	(25,038)
0	(332)

(11,249)	(25,370)

1,734	3,554

1,734	3,554

9,229	9,533

212,131	202,598
$221,360	$212,131

0	0
256	548
256	548

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	23

Consolidated Statements of Changes in Net Assets

	PIMCO Access Income Fund		PIMCO Dynamic Income Fund

(Amounts in thousands † )	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$35,430	$71,268	$391,875	$753,724
Net realized gain (loss)	(4,880)	20,196	(28,603)	(5,919)
Net change in unrealized appreciation (depreciation)	16,373	(2,208)	94,458	58,307

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	46,923	89,256	457,730	806,112

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(41,299)	(74,206)	(551,400)	(753,252)
Tax basis return of capital	0	(5,940)	0	(185,588)

Total Distributions to Common Shareholders (a)	(41,299)	(80,146)	(551,400)	(938,840)

Common Share Transactions * :

Net proceeds from at-the-market offering	12,619	17,340	763,335	1,354,690
Issued as reinvestment of distributions	2,836	5,776	76,535	117,365

Net increase (decrease) resulting from common share transactions	15,455	23,116	839,870	1,472,055

Total increase (decrease) in net assets applicable to common shareholders	21,079	32,226	746,200	1,339,327

Net Assets Applicable to Common Shareholders:

Beginning of period	694,861	662,635	6,642,643	5,303,316
End of period	$715,940	$694,861	$7,388,843	$6,642,643

Common Share Transactions:

Shares sold	787	1,089	40,527	70,783
Shares issued as reinvestment of distributions	184	374	4,244	6,410
Net increase (decrease) in common shares outstanding	971	1,463	44,771	77,193

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Dynamic Income Opportunities Fund

Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

$91,581	$176,571
(1,544)	(60,440)
58,662	106,607

148,699	222,738

(103,897)	(184,112)
0	(6,947)

(103,897)	(191,059)

92,577	190,692
13,642	25,108

106,219	215,800

151,021	247,479

1,713,149	1,465,670
$1,864,170	$1,713,149

6,722	14,025
1,030	1,920
7,752	15,945

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	25

Consolidated Statements of Changes in Net Assets	(Cont.)

	PIMCO Dynamic Income Strategy Fund

(Amounts in thousands † )	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$31,697	$62,490
Net realized gain (loss)	9,270	139,803
Net change in unrealized appreciation (depreciation)	(128,660)	(37,705)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(87,693)	164,588

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(168,563)	(82,717)
Tax basis return of capital	0	0
Class A	0	0

Total Distributions to Common Shareholders	(168,563)	(82,717)

Common Share Transactions:

Receipts for shares sold	0	0
Issued as reinvestment of distributions	0	0

Net increase (decrease) resulting from common share transactions	0	0

Total Increase (Decrease) in Net Assets	(256,256)	81,871

Net Assets:

Beginning of period	1,196,516	1,114,645
End of period	$940,260	$1,196,516

Shares of Beneficial Interest:

Shares sold	0	0
Shares issued as reinvestment of distributions	0	0
Net increase (decrease) in common shares outstanding	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Cash Flows

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands † )	PCM Fund, Inc.	PIMCO Global Stocksplus ® & Income Fund	PIMCO Strategic Income Fund, Inc.

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$4,029	$13,930	$18,744

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(13,827)	(384,099)	(2,433,594)
Proceeds from sales of long-term securities	8,839	384,061	2,455,934
(Purchases) Proceeds from sales of short-term portfolio investments, net	4,060	(1,152)	(7,651)
(Increase) decrease in deposits with counterparty	186	(231)	134
(Increase) decrease in receivable for investments sold	(410)	2,515	(97,297)
(Increase) decrease in interest and/or dividends receivable	(124)	(54)	84
(Increase) decrease in dividends receivable from Affiliates	15	6	3
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	284	2,655	896
Proceeds from (Payments on) over the counter financial derivative instruments	67	494	287
Increase (decrease) in payable for investments purchased	100	(3,726)	97,212
Increase (decrease) in deposits from counterparty	275	3,572	(2,263)
Increase (decrease) in accrued management fees	10	17	26
Proceeds from short sales transactions	0	38,764	94,657
Payments on short sales transactions	0	(38,744)	(94,591)
Proceeds from (Payments on) foreign currency transactions	0	27	(20)
Increase (decrease) in foreign capital gains tax payable	0	2	8
Net Realized (Gain) Loss
Investments in securities	81	1,409	6,071
Investments in Affiliates	(7)	0	(5)
Exchange-traded or centrally cleared financial derivative instruments	6	(2,901)	(1,539)
Over the counter financial derivative instruments	(32)	(442)	(286)
Foreign currency	(1)	(33)	101
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	159	(3,639)	(11,428)
Investments in Affiliates	6	(3)	(2)
Exchange-traded or centrally cleared financial derivative instruments	(339)	(103)	176
Over the counter financial derivative instruments	(28)	(3,761)	(714)
Foreign currency assets and liabilities	1	4	(86)
Net amortization (accretion) on investments	(631)	(636)	(2,417)

Net Cash Provided by (Used for) Operating Activities	2,719	7,932	22,440

Cash Flows Received from (Used for) Financing Activities:

Cash distributions paid to coMmon shareholders*	(4,219)	(4,609)	(9,505)
Proceeds from reverse repurchase agreements	70,301	70,322	384,694
Payments on reverse repurchase agreements	(68,569)	(73,325)	(398,570)
Proceeds from sale-buyback transactions	0	0	5,720
Payments on sale-buyback transactions	0	0	(5,313)

Net Cash Received from (Used for) Financing Activities	(2,487)	(7,612)	(22,974)

Net Increase (Decrease) in Cash and Foreign Currency	232	320	(534)

Cash and Foreign Currency:

Beginning of period	85	281	1,759
End of period	$317	$601	$1,225

* Reinvestment of distributions	$511	$178	$1,734

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$1,038	$681	$2,414
Non-Cash Payment In-Kind	$252	$428	$835

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	27

Consolidated Statements of Cash Flows

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands † )	PIMCO Access Income Fund	PIMCO Dynamic Income Fund	PIMCO Dynamic Income Opportunities Fund	PIMCO Dynamic Income Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$46,923	$457,730	$148,699	$(87,693)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(181,050)	(2,425,435)	(545,480)	(259,013)
Proceeds from sales of long-term securities	154,877	1,409,053	410,976	266,169
(Purchases) Proceeds from sales of short-term portfolio investments, net	7,016	(78,111)	(11,012)	44,827
(Increase) decrease in deposits with counterparty	(4,138)	(33,958)	(6,916)	(343)
(Increase) decrease in receivable for investments sold	9,929	207,015	(3,479)	(4,798)
(Increase) decrease in interest and/or dividends receivable	(832)	(7,561)	(6,591)	(725)
(Increase) decrease in dividends receivable from Affiliates	(25)	(443)	(61)	73
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	2,810	12,424	4,322	3,989
Proceeds from (Payments on) over the counter financial derivative instruments	628	6,961	3,506	3,855
(Increase) decrease in other assets	(12)	22	152	(2)
Increase (decrease) in payable for investments purchased	20,393	205,815	60,629	6,812
Increase (decrease) in deposits from counterparty	(2,830)	(21,944)	(4,322)	1,118
Increase (decrease) in accrued management fees	148	1,702	422	(80)
Proceeds from (Payments on) foreign currency transactions	(359)	(534)	373	78
Increase (decrease) in foreign capital gains tax payable	0	160	166	0
Increase (decrease) in other liabilities	0	(3)	(6)	0
Net Realized (Gain) Loss
Investments in securities	3,415	25,700	904	(6,406)
Investments in Affiliates	(12)	(33)	(14)	(21)
Exchange-traded or centrally cleared financial derivative instruments	1,627	6,789	4,068	973
Over the counter financial derivative instruments	(468)	(3,880)	(2,613)	(3,855)
Foreign currency	318	27	(801)	39
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(7,466)	(34,892)	(41,635)	(88,613)
Investments in Affiliates	(358)	(13,124)	(810)	222,221
Exchange-traded or centrally cleared financial derivative instruments	(4,307)	(14,698)	(7,919)	(4,831)
Over the counter financial derivative instruments	(3,558)	(25,531)	(7,920)	(94)
Foreign currency assets and liabilities	(684)	(6,213)	(378)	(23)
Net amortization (accretion) on investments	(8,341)	(88,479)	(16,888)	(5,958)

Net Cash Provided by (Used for) Operating Activities	33,644	(421,441)	(22,628)	87,699

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	12,619	774,636	93,108	0
Increase (decrease) in overdraft due to custodian	0	0	0	(274)
Cash distributions paid*	(38,318)	(465,035)	(89,352)	(35,783)
Proceeds from reverse repurchase agreements	1,601,571	11,375,085	3,593,905	815,264
Payments on reverse repurchase agreements	(1,609,406)	(11,303,745)	(3,593,847)	(866,180)

Net Cash Received from (Used for) Financing Activities	(33,534)	380,941	3,814	(86,973)

Net Increase (Decrease) in Cash and Foreign Currency	110	(40,500)	(18,814)	726

Cash and Foreign Currency:

Beginning of period	2,815	56,539	23,631	812
End of period	$2,925	$16,039	$4,817	$1,538

* Reinvestment of distributions	$2,836	$76,535	$13,642	$0

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$10,950	$81,746	$24,245	$9,199
Non-Cash Payment In-Kind	$4,315	$29,152	$10,080	$24

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PCM Fund, Inc.	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 25.3%

AP Core Holdings II LLC
9.331% (TSFR1M + 5.500%) due 09/01/2027 ~	$1,130	$1,132

Aspire Bakeries Holdings LLC
7.221% (TSFR1M + 3.500%) due 12/23/2030 ~	198	200

Asurion LLC
7.816% (TSFR1M + 4.000%) due 08/19/2028 ~	298	299

Cengage Learning, Inc.
7.227% (TSFR1M + 3.500%) due 03/24/2031 ~	198	199

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~	595	506

Charlotte Buyer, Inc.
8.011% (TSFR1M + 4.250%) due 02/11/2028 ~	298	294

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~	530	548

Databricks, Inc.
TBD% due 01/03/2031 ~µ	91	92
TBD% due 01/05/2032 «µ	91	91
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~	409	417

DTI Holdco, Inc.
7.716% (TSFR1M + 4.000%) due 04/26/2029 ~	453	424

Encina Private Credit LLC
TBD% - 19.000% due 11/30/2026 «~µ	391	379

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~	83	83
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~	1,812	1,867

EP Purchaser LLC
8.437% (TSFR3M + 4.500%) due 11/06/2028 ~	86	62

Guardian
9.671% (TSFR3M + 5.500%) due 08/29/2032 «~	100	99

INEOS U.S. Finance LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~	399	325

Ivanti Software, Inc.
8.639% (TSFR3M + 4.750%) due 06/01/2029 ~	1,160	970
9.639% (TSFR3M + 5.750%) due 06/01/2029 ~	155	161

Lealand Finance Co. BV
6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~	27	23

Lealand Finance Co. BV (7.830% Cash)
7.831% (TSFR1M + 4.000%) due 12/31/2027 ~	227	178

McAfee LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~	497	461

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «~(b)	390	20

MH Sub I LLC
7.966% (TSFR1M + 4.250%) due 05/03/2028 ~	298	278

Modena Buyer LLC
8.090% (TSFR3M + 4.250%) due 07/01/2031 ~	495	493

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~	182	147
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~	24	23

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Onex TSG Intermediate Corp.
7.590% (TSFR3M + 3.750%) due 08/06/2032 ~	$400	$403

Padagis LLC
8.949% (TSFR3M + 4.750%) due 07/06/2028 «~	346	328

Paradigm Parent LLC
8.172% (TSFR3M + 4.500%) due 04/16/2032 ~	399	352

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~	1,267	1,178

Polaris Newco LLC
7.852% (TSFR3M + 3.750%) due 06/02/2028 ~	379	366

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~	499	499

RealPage, Inc.
6.934% - 7.398% (TSFR3M + 3.000%) due 04/24/2028 ~	315	315

Stonepeak Bayou Holdings LP
6.422% - 7.934% (TSFR3M + 2.750%) due 10/01/2032 ~	400	363

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~	1,067	1,034

Trident TPI Holdings, Inc.
7.422% (TSFR3M + 3.750%) due 09/15/2028 ~	298	287

U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ	44	43
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~	2,028	1,915
1.500% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~	350	343

Vista Management Holding, Inc.
7.735% (TSFR3M + 3.750%) due 04/01/2031 ~	99	100

Westmoreland Coal Co.
8.000% due 03/15/2029 «~	263	112

X Corp.
9.500% due 10/26/2029 ~	100	100
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~	955	940

Total Loan Participations and Assignments (Cost $18,732)		18,449

CORPORATE BONDS & NOTES 26.5%

BANKING & FINANCE 5.0%

Armor Holdco, Inc.
8.500% due 11/15/2029 (i)	200	202

BGC Group, Inc.
6.600% due 06/10/2029 (i)	100	104

Diversified Healthcare Trust
7.250% due 10/15/2030	100	102

FS KKR Capital Corp.
7.875% due 01/15/2029 (i)	400	414

ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.750% due 05/01/2029	260	264
9.000% due 08/01/2029	100	99
9.500% due 05/30/2029	140	142

Kilroy Realty LP
5.875% due 10/15/2035	100	101

Nuveen Churchill Direct Lending Corp.
6.650% due 03/15/2030 (i)	1,000	1,026

RHP Hotel Properties LP/RHP Finance Corp.
6.500% due 06/15/2033	100	104

Service Properties Trust
0.000% due 09/30/2028 (f)	100	91

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (i)	$1,065	$992

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)	980	0

		3,641

INDUSTRIALS 21.0%

Avient Corp.
6.250% due 11/01/2031	100	103

Beignet Investor LLC
6.581% due 05/30/2049 (i)	960	1,015

CACI International, Inc.
6.375% due 06/15/2033	100	104

Chobani LLC/Chobani Finance Corp., Inc.
7.625% due 07/01/2029 (i)	100	104

Claritev Corp. (6.500% Cash and 0.750% PIK)
7.250% due 03/31/2031 (b)	518	415

CoreWeave, Inc.
9.000% due 02/01/2031 (i)	600	551

CVS Pass-Through Trust
5.880% due 01/10/2028 (i)	316	318

DISH DBS Corp.
5.250% due 12/01/2026	660	640
5.750% due 12/01/2028	400	393

DISH Network Corp.
11.750% due 11/15/2027	800	833

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% due 01/15/2030 (i)	400	381

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034 (i)	500	514

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)	1,498	1,498

Incora Top Holdco LLC
6.000% due 01/30/2033 «(h)	1,058	1,651

Insulet Corp.
6.500% due 04/01/2033 (i)	100	105

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031 (i)	400	403

LifePoint Health, Inc.
9.875% due 08/15/2030 (i)	100	108
11.000% due 10/15/2030 (i)	500	549

MPH Acquisition Holdings LLC
5.750% due 12/31/2030	63	55

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)	98	104

National Mentor Holdings, Inc.
10.500% due 12/15/2030	300	302

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029	229	161

Olympus Water U.S. Holding Corp.
7.250% due 06/15/2031 (i)	200	205

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032	100	91

Performance Food Group, Inc.
6.125% due 09/15/2032 (i)	100	103

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (i)	500	526

Quikrete Holdings, Inc.
6.375% due 03/01/2032 (i)	400	417
6.750% due 03/01/2033 (i)	100	104

Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029	100	98

Topaz Solar Farms LLC
4.875% due 09/30/2039	227	203

Transocean Aquila Ltd.
8.000% due 09/30/2028 (i)	289	298

Transocean International Ltd.
8.250% due 05/15/2029 (i)	500	504

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	29

Schedule of Investments	PCM Fund, Inc.	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tronox, Inc.
9.125% due 09/30/2030	$100	$100

U.S. Renal Care, Inc.
10.625% due 06/28/2028	249	214

Valaris Ltd.
8.375% due 04/30/2030	100	104

Venture Global LNG, Inc.
9.500% due 02/01/2029 (i)	200	207
9.875% due 02/01/2032 (i)	300	310

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (i)	250	256
6.750% due 01/15/2036 (i)	200	205

Waste Pro USA, Inc.
7.000% due 02/01/2033 (i)	200	206

Weatherford International Ltd.
6.750% due 10/15/2033 (i)	800	820

		15,278

UTILITIES 0.5%

Pacific Gas & Electric Co.
4.300% due 03/15/2045 (i)	463	369

Total Corporate Bonds & Notes (Cost $19,666)		19,288

U.S. GOVERNMENT AGENCIES 6.9%

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
0.700% due 11/25/2055 ~(a)	5,738	346

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.010% due 11/25/2045 ~(a)	1,027	36

Federal Home Loan Mortgage Corp. REMICS
2.161% due 05/25/2050 •(a)	1,176	145
3.500% due 02/25/2041 (a)	1,284	175
4.000% due 07/25/2050 (a)	4,634	1,087
5.000% due 03/15/2040 (a)	78	2

Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.374% due 10/25/2041 •(i)	1,100	1,149
11.674% due 11/25/2041 •(i)	1,100	1,157

Federal National Mortgage Association Connecticut Avenue Securities Trust
6.974% due 10/25/2041 •	800	813

Federal National Mortgage Association REMICS
4.000% due 06/25/2050 (a)	521	100

Total U.S. Government Agencies (Cost $4,899)		5,010

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (l)	35	35

U.S. Treasury Notes
4.250% due 08/15/2035 (l)	63	64

Total U.S. Treasury Obligations (Cost $100)		99

NON-AGENCY MORTGAGE-BACKED SECURITIES 33.1%

245 Park Avenue Trust
3.657% due 06/05/2037 ~	655	628

Adjustable Rate Mortgage Trust
5.547% due 01/25/2036 ~	43	41

Ashford Hospitality Trust
5.323% due 04/15/2035 •(i)	900	901

Banc of America Alternative Loan Trust
5.116% due 04/25/2037 ~	51	45

Banc of America Funding Trust
2.764% due 12/20/2034 ~	84	70
4.449% due 03/20/2036 ~	30	27
5.806% due 03/25/2037 ~	24	25
7.000% due 10/25/2037	239	173

Banc of America Mortgage Trust
5.389% due 06/25/2035 ~	34	33

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Mortgage Trust
6.768% due 06/20/2031 ~	$56	$56

BBCCRE Trust
4.216% due 08/10/2033	500	446

BBCMS Mortgage Trust
3.688% due 02/15/2053 ~	1,000	811

BCAP LLC Trust
4.474% due 07/26/2036 ~	35	29

Bear Stearns ALT-A Trust
4.047% due 05/25/2036 ~	561	523
4.159% due 08/25/2036 ~	173	77
4.186% due 04/25/2037 •	323	292
4.195% due 05/25/2036 ~	21	15
4.347% due 07/25/2035 ~	85	57
4.474% due 11/25/2036 ~	426	214
4.727% due 01/25/2047 ~	19	9
6.625% due 09/25/2034 ~	52	50

Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~	12	12

CBA Commercial Small Balance Commercial Mortgage
6.040% due 01/25/2039 þ	61	59

CD Mortgage Trust
5.688% due 10/15/2048	45	43

Chase Mortgage Finance Trust
6.000% due 03/25/2037	153	80

CHL Mortgage Pass-Through Trust
4.103% due 09/20/2036 ~	47	42
4.486% due 03/25/2035 •	54	47
4.530% due 09/25/2047 ~	149	133
5.716% due 03/25/2046 •	195	154
6.000% due 05/25/2037	176	71
6.224% due 02/20/2036 •	1	1

Citigroup Mortgage Loan Trust, Inc.
4.939% due 11/25/2035 ~	983	473
4.958% due 10/25/2035 ~	751	664
6.250% due 11/25/2037 ~	651	250

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.896% due 09/25/2035 ~	50	36

Countrywide Alternative Loan Trust
4.396% due 10/25/2037 •	3,261	656
4.406% due 02/25/2037 •	92	77
4.426% due 02/25/2036 •	318	300
5.500% due 03/25/2035	370	153
6.000% due 11/25/2035	158	21
6.000% due 04/25/2036 (i)	2,134	988

Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	22	23

CSMC Mortgage-Backed Trust
6.000% due 07/25/2036 (i)	824	359
6.396% due 04/25/2036 þ	119	61
6.500% due 05/25/2036	143	59

DBGS Mortgage Trust
0.000% due 10/15/2039 ~(a)	147,870	0

First Horizon Alternative Mortgage Securities Trust
5.203% due 08/25/2035 ~	1	0

GSR Mortgage Loan Trust
4.147% due 03/25/2047 ~	502	265

HarborView Mortgage Loan Trust
4.346% due 01/19/2036 •	355	229

IndyMac INDA Mortgage Loan Trust
3.957% due 06/25/2037 ~	75	59

IndyMac INDX Mortgage Loan Trust
3.319% due 05/25/2036 ~	85	46

JP Morgan Alternative Loan Trust
6.500% due 03/25/2036 (i)	684	336

JP Morgan Chase Commercial Mortgage Securities Trust
0.383% due 02/15/2046 «~(a)	49,856	100
5.307% due 07/05/2033 •	843	739
6.098% due 02/15/2035 •	206	199
8.048% due 02/15/2035 •(i)	741	644

JP Morgan Mortgage Trust
6.186% due 07/25/2035 ~	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Mortgage Trust
5.735% due 04/25/2036 ~	$137	$84

MASTR Adjustable Rate Mortgages Trust
5.536% due 11/25/2035 ~	158	65

MASTR Asset Securitization Trust
6.000% due 06/25/2036 •	137	76

Merrill Lynch Mortgage Investors Trust
4.266% due 07/25/2030 •	7	7
4.506% due 11/25/2029 •	21	19
5.286% due 11/25/2035 •	31	30
6.124% due 02/25/2034 ~	2	1
7.000% due 05/25/2033 ~	5	5

MFA Trust
4.272% due 12/25/2066 ~	1,000	882
4.292% due 08/25/2061 ~(i)	1,000	848

Morgan Stanley Capital I Trust
0.606% due 11/12/2049 ~(a)	48	0
8.398% due 11/15/2034 •	400	382

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2037	136	43
6.011% due 01/25/2035 ~	133	118

Morgan Stanley Resecuritization Trust
4.607% due 03/26/2037 ~(i)	1,547	1,331

Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060	24	23

Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~	1,197	651
7.695% due 03/15/2035 •(i)	227	227
8.943% due 03/15/2035 •(i)	525	523

New Residential Mortgage Loan Trust
3.832% due 11/25/2059 ~	2,900	1,711

RALI Trust
5.077% due 01/25/2036 ~	141	94
6.000% due 08/25/2035	87	78
6.000% due 06/25/2036	47	39
6.500% due 09/25/2037	91	77

Regal Trust IV
4.456% due 09/29/2031 •	6	6

Residential Asset Securitization Trust
6.000% due 03/25/2037	182	56

RFMSI Trust
6.000% due 06/25/2036	69	59

Soho Trust
2.697% due 08/10/2038 ~	450	372

Structured Adjustable Rate Mortgage Loan Trust
4.062% due 04/25/2036 ~	139	71
4.261% due 01/25/2036 ~	152	81
4.765% due 09/25/2036	12	10

TBW Mortgage-Backed Trust
6.000% due 07/25/2036	102	33

Verus Securitization Trust
7.782% due 06/25/2069 ~	500	505

WaMu Mortgage Pass-Through Certificates Trust
4.146% due 12/25/2036 ~(i)	132	125
4.746% due 10/25/2045 •(i)	2,307	2,038
4.826% due 06/25/2044 •	125	127

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 (i)	523	465

Wells Fargo Commercial Mortgage Trust
4.928% due 12/15/2039 ~(i)	1,042	985

Worldwide Plaza Trust
3.596% due 11/10/2036 ~	2,400	12

Total Non-Agency Mortgage-Backed Securities (Cost $30,183)		24,165

ASSET-BACKED SECURITIES 43.8%

AUTOMOBILE ABS OTHER 0.0%

Flagship Credit Auto Trust
0.000% due 06/15/2029	14	0

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 35.2%

Asset-Backed Securities Corp. Home Equity Loan Trust
7.098% due 06/21/2029 •	$53	$50

Citigroup Mortgage Loan Trust, Inc.
4.166% due 12/25/2036 •(i)	939	532
4.286% due 12/25/2036 •	587	222

Countrywide Asset-Backed Certificates Trust
4.246% due 06/25/2037 •(i)	422	433
4.251% due 09/25/2046 •(i)	4,154	3,460
4.326% due 05/25/2036 •(i)	6,229	5,446
5.721% due 10/25/2035 •(i)	2,199	1,887

EMC Mortgage Loan Trust
5.146% due 02/25/2041 •	134	136

GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029 ~	10	9

GSAMP Trust
6.471% due 12/25/2034 •(i)	2,156	1,695

Home Equity Mortgage Loan Asset-Backed Trust
4.086% due 04/25/2037 •(i)	2,826	1,935

HSI Asset Securitization Corp. Trust
4.066% due 04/25/2037 •(i)	2,586	1,300
4.186% due 12/25/2036 •(i)	4,024	938

MASTR Asset-Backed Securities Trust
4.066% due 08/25/2036 •(i)	2,256	797

Morgan Stanley ABS Capital I, Inc. Trust
3.986% due 10/25/2036 •(i)	7,689	3,390
4.626% due 12/25/2034 •	41	42

People’s Financial Realty Mortgage Securities Trust
3.976% due 09/25/2036 •(i)	5,546	1,002

Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 þ(i)	3,177	1,229

Soundview Home Loan Trust
4.796% due 10/25/2037 •(i)	1,335	1,055

Structured Asset Investment Loan Trust
8.346% due 10/25/2033 •	68	85

		25,643

MANUFACTURING HOUSE ABS OTHER 0.8%

Conseco Finance Securitizations Corp.
9.163% due 03/01/2033 ~	550	557

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ~	6	6

		563

MANUFACTURING HOUSE SEQUENTIAL 0.2%

BCMSC Trust
7.830% due 06/15/2030 ~	1,185	73

Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	324	59

		132

WHOLE LOAN COLLATERAL 2.1%

Bear Stearns Asset-Backed Securities I Trust
5.500% due 12/25/2035	21	14

Citigroup Mortgage Loan Trust, Inc.
4.546% due 11/25/2046 •(i)	1,100	943

First Franklin Mortgage Loan Trust
4.716% due 06/25/2036 •	315	305

Lehman XS Trust
6.260% due 11/25/2035 þ	640	292

		1,554

OTHER ABS 5.5%

ABSLT DE LLC
12.234% due 05/20/2033 «	1,200	1,209

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ(i)	448	440

Apex Credit CLO LLC
0.000% due 10/20/2034 ~	500	184

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown City CLO II
0.000% due 04/20/2035 ~	$600	$229

Deutsche Bank AG
11.214% due 01/21/2035 «•	500	506

Dryden 123 CLO Ltd.
0.000% due 04/15/2038 ~	600	484

Man GLG U.S. CLO Ltd.
0.000% due 07/15/2034 ~	600	292

Marlette Funding Trust
0.000% due 07/16/2029	5	0
0.000% due 03/15/2030 «	8	6

National Collegiate V Commutation Trust
0.000% due 03/25/2038 •	3,496	511

SMB Private Education Loan Trust
0.000% due 02/16/2055 «	0	186

		4,047

Total Asset-Backed Securities (Cost $47,152)		31,939

	SHARES
COMMON STOCKS 8.9%

COMMUNICATION SERVICES 0.8%

Clear Channel Outdoor Holdings, Inc. (d)	108,013	239

iHeartMedia, Inc. Class A (d)	25,745	107

iHeartMedia, Inc. Class B «(d)	20,009	73

Uniti Group, Inc. (d)	20,942	147

		566

CONSUMER DISCRETIONARY 0.0%

West Marine «(d)(h)	2,750	17

FINANCIALS 0.5%

Windstream Services LLC «(d)	52,170	351

XBP Global Holdings, Inc. (d)	131	1

		352

HEALTH CARE 5.0%

AmSurg Corp. «(d)(h)	81,058	3,641

INDUSTRIALS 2.6%

Incora New Equity «(d)(h)	47,162	1,827

Mcdermott International Ltd. (d)	57	1

Westmoreland Mining Holdings «(d)(h)	9,154	5

Westmoreland Mining LLC «(d)(h)	16,748	47

		1,880

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(d)(h)	511	26

Total Common Stocks (Cost $8,408)		6,482

WARRANTS 0.1%

COMMUNICATION SERVICES 0.1%

Windstream Holdings II LLC - Exp. 08/01/2035 «	10,163	68

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028	357	0

Total Warrants (Cost $62)		68

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 1.5%

BANKING & FINANCE 0.4%

Windstream Holdings II LLC «	333	$331

INDUSTRIALS 1.1%

Clover Holdings, Inc.
0.000% «(h)	1,626	31

SVB Financial Trust
0.000% due 11/07/2032 (f)	440	0
11.000% due 11/07/2032	583	278

Syniverse Holdings, Inc. «(h)	476,430	462

		771

Total Preferred Securities (Cost $1,152)		1,102

REAL ESTATE INVESTMENT TRUSTS 0.5%

REAL ESTATE 0.5%

VICI Properties, Inc.	13,531	381

Total Real Estate Investment Trusts (Cost $34)		381

SHORT-TERM INSTRUMENTS 0.9%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (g)	155,700	156

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.7%
3.811% due 01/08/2026 - 04/21/2026 (e)(f)(l)	$484	482

Total Short-Term Instruments (Cost $637)		638

Total Investments in Securities (Cost $131,025)		107,621

	SHARES
INVESTMENTS IN AFFILIATES 3.9%

SHORT-TERM INSTRUMENTS 3.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%

PIMCO Short-Term Floating NAV Portfolio III	290,247	2,827

Total Short-Term Instruments (Cost $2,827)		2,827

Total Investments in Affiliates (Cost $2,827)		2,827

Total Investments 151.5% (Cost $133,852)		$110,448

Financial Derivative Instruments (j)(k) (0.1)% (Cost or Premiums, net $1,098)		(115)

Other Assets and Liabilities, net (51.4)%		(37,444)

Net Assets Applicable to Common Shareholders 100.0%		$72,889

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	31

Schedule of Investments	PCM Fund, Inc.	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a 7-Day Yield.
(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
AmSurg Corp.	11/02/2023 - 11/06/2023	$3,387	$3,641	5.00%
Clover Holdings, Inc.	12/09/2024	25	31	0.04
Incora New Equity	01/31/2025	2,291	1,827	2.51
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 11/03/2025	1,058	1,651	2.26
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	6	26	0.04
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	470	462	0.63
West Marine	09/12/2023	40	17	0.02
Westmoreland Mining Holdings	12/08/2014	266	5	0.01
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	84	47	0.06

		$7,627	$7,707	10.57%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BNY	4.810%	10/23/2025	04/23/2026		$(1,948)	$(1,968)
BPS	4.940	10/23/2025	04/23/2026		(7,613)	(7,695)
	5.360	10/22/2025	01/22/2026		(1,510)	(1,526)
BRC	3.580	12/12/2025	TBD	(2)	(347)	(348)
	3.950	12/12/2025	TBD	(2)	(834)	(836)
	4.910	12/19/2025	04/20/2026		(418)	(419)
BYR	3.950	12/12/2025	TBD	(2)	(272)	(273)
	4.210	10/21/2025	01/21/2026		(496)	(501)
CEW	4.330	11/26/2025	02/26/2026		(970)	(975)
DBL	4.661	12/08/2025	02/06/2026		(224)	(224)
GLM	5.030	12/23/2025	09/23/2026		(528)	(528)
IND	4.150	12/04/2025	03/04/2026		(288)	(289)
	4.330	10/08/2025	01/08/2026		(1,027)	(1,038)
	4.400	12/18/2025	03/16/2026		(787)	(789)
	4.400	12/23/2025	03/23/2026		(1,459)	(1,461)
	4.540	10/30/2025	03/30/2026		(99)	(100)
MZF	4.830	12/17/2025	06/17/2026		(4,104)	(4,112)
RTA	4.870	12/08/2025	03/09/2026		(1,667)	(1,672)
SOG	3.910	12/12/2025	TBD	(2)	(397)	(398)
	3.970	12/12/2025	TBD	(2)	(4,171)	(4,181)
	4.160	12/24/2025	02/24/2026		(297)	(297)
	4.810	11/19/2025	05/19/2026		(677)	(681)
TDM	3.750	12/12/2025	TBD	(2)	(18)	(18)
UBS	4.820	11/19/2025	05/19/2026		(101)	(102)
	4.920	09/10/2025	03/10/2026		(2,178)	(2,212)
	5.040	10/08/2025	01/08/2026		(1,113)	(1,127)
	5.140	10/08/2025	01/08/2026		(4,634)	(4,691)

Total Reverse Repurchase Agreements						$(38,461)

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BNY	$0	$(1,968)	$0	$(1,968)	$2,611	$643
BPS	0	(9,221)	0	(9,221)	12,357	3,136
BRC	0	(1,603)	0	(1,603)	1,913	310
BYR	0	(774)	0	(774)	859	85
CEW	0	(975)	0	(975)	1,015	40
DBL	0	(224)	0	(224)	227	3
GLM	0	(528)	0	(528)	669	141
IND	0	(3,677)	0	(3,677)	4,300	623
MZF	0	(4,112)	0	(4,112)	5,927	1,815
RTA	0	(1,672)	0	(1,672)	2,250	578
SOG	0	(5,557)	0	(5,557)	6,464	907
TDM	0	(18)	0	(18)	19	1
UBS	0	(8,132)	0	(8,132)	10,824	2,692

Total Borrowings and Other Financing Transactions	$0	$(38,461)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,539)	$(2,450)	$(6,053)	$(10,042)
U.S. Government Agencies	0	(1,526)	0	0	(1,526)
Non-Agency Mortgage-Backed Securities	0	0	(2,794)	(4,903)	(7,697)
Asset-Backed Securities	0	(5,818)	(2,775)	(10,603)	(19,196)

Total Borrowings	$0	$(8,883)	$(8,019)	$(21,559)	$(38,461)

Payable for reverse repurchase agreements					$(38,461)

(i)	Securities with an aggregate market value of $49,704 and cash of $25 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(36,980) at a weighted average interest rate of 5.166%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	1	$(241)	$4	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	1	(241)	4	0	0
U.S. Treasury Long-Term Bond March Futures	03/2026	4	(462)	2	1	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	6	(690)	1	1	0

Total Futures Contracts				$11	$2	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	33

Schedule of Investments	PCM Fund, Inc.	(Cont.)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION
(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Variation Margin
								Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$2,000	$156	$(1)	$155	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.300%	Annual	01/17/2026	$300	$0	$6	$6	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	1,900	(4)	(42)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	140	(5)	(5)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	4,900	45	12	57	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	2,000	(6)	(107)	(113)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	06/19/2029	7,800	(32)	257	225	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/17/2030	10,300	8	462	470	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	7,200	(69)	(22)	(91)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	12	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	12	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,800	54	(33)	21	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	12/19/2038	5,200	13	653	666	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	(1)	39	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	400	0	175	175	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	700	(4)	296	292	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	400	(2)	176	174	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	1,300	(1)	626	625	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	5,700	994	1,326	2,320	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	2,800	674	440	1,114	7	0

						$1,663	$4,279	$5,942	$46	$(43)

Total Swap Agreements						$1,819	$4,278	$6,097	$46	$(44)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2	$46	$48	$0	$0	$(44)	$(44)

Cash of $1,212 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION
(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (3)
									Asset	Liability
GST	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$	1,337	$(266)	$153	$0	$(113)
	ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037		412	(455)	449	0	(6)

Total Swap Agreements							$(721)	$602	$0	$(119)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (4)
GST	$0	$0	$0	$0	$0	$0	$(119)	$(119)	$(119)	$295	$176

(l)
Securities with an aggregate market value of $295 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	0	0	0	46	46

	$0	$0	$0	$0	$48	$48

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$43	$44

Over the counter
Swap Agreements	$0	$119	$0	$0	$0	$119

	$0	$120	$0	$0	$43	$163

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	35

Schedule of Investments	PCM Fund, Inc.	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17	$17
Swap Agreements	0	19	0	0	(42)	(23)

	$0	$19	$0	$0	$(25)	$(6)

Over the counter
Swap Agreements	$0	$32	$0	$0	$0	$32

	$0	$51	$0	$0	$(25)	$26

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(12)	$(12)
Swap Agreements	0	0	0	0	351	351

	$0	$0	$0	$0	$339	$339

Over the counter
Swap Agreements	$0	$28	$0	$0	$0	$28

	$0	$28	$0	$0	$339	$367

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,513	$3,936	$18,449
Corporate Bonds & Notes
Banking & Finance	0	3,641	0	3,641
Industrials	0	12,129	3,149	15,278
Utilities	0	369	0	369
U.S. Government Agencies	0	5,010	0	5,010
U.S. Treasury Obligations	0	99	0	99
Non-Agency Mortgage-Backed Securities	0	24,065	100	24,165
Asset-Backed Securities
Home Equity Other	0	25,643	0	25,643
Manufacturing House ABS Other	0	563	0	563
Manufacturing House Sequential	0	132	0	132
Whole Loan Collateral	0	1,554	0	1,554
Other ABS	0	2,140	1,907	4,047
Common Stocks
Communication Services	493	0	73	566
Consumer Discretionary	0	0	17	17
Financials	1	0	351	352
Health Care	0	0	3,641	3,641
Industrials	1	0	1,879	1,880
Real Estate	0	0	26	26
Warrants
Communication Services	0	0	68	68
Preferred Securities
Banking & Finance	0	0	331	331
Industrials	0	278	493	771
Real Estate Investment Trusts
Real Estate	381	0	0	381

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Loan Participations and Assignments	$0	$0	$0	$0
Short-Term Instruments
Mutual Funds	0	156	0	156
U.S. Treasury Bills	0	482	0	482

	$876	$90,774	$15,971	$107,621

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,827	$0	$0	$2,827

Total Investments	$3,703	$90,774	$15,971	$110,448

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$48	$0	$48

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(44)	0	(44)
Over the counter	0	0	(119)	(119)

	$0	$(44)	$(119)	$(163)

Total Financial Derivative Instruments	$0	$4	$(119)	$(115)

Totals	$3,703	$90,778	$15,852	$110,333

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$4,753	$652	$(1,093)	$8	$0	$(235)	$351	$(500)	$3,936	$(262)
Corporate Bonds & Notes
Banking & Finance	0	0	(11)	0	1	10	0	0	0	0
Industrials	2,984	140	(252)	5	0	272	0	0	3,149	202
Non-Agency Mortgage-Backed Securities	199	0	0	0	0	(99)	0	0	100	(99)
Asset-Backed Securities
Other ABS	1,954	0	0	1	(234)	186	0	0	1,907	(20)
Common Stocks
Communication Services	884	0	(769)	0	452	(494)	0	0	73	42
Consumer Discretionary	17	0	0	0	0	0	0	0	17	0
Financials	0	318	0	0	0	33	0	0	351	33
Health Care	3,660	0	0	0	0	(19)	0	0	3,641	(19)
Industrials	1,638	0	0	0	0	241	0	0	1,879	241
Real Estate (3)	2	0	0	0	0	24	0	0	26	24
Warrants
Communication Services	169	62	(153)	0	40	(50)	0	0	68	6
Preferred Securities
Banking & Finance	0	333	0	0	0	(2)	0	0	331	(2)
Industrials	453	28	0	0	0	12	0	0	493	12

	$16,713	$1,533	$(2,278)	$14	$259	$(121)	$351	$(500)	$15,971	$158

Financial Derivative Instruments - Liabilities
Over the counter	$(112)	$7	$(16)	$0	$22	$(20)	$0	$0	$(119)	$(80)

Totals	$16,601	$1,540	$(2,294)	$14	$281	$(141)	$351	$(500)	$15,852	$78

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,950	Comparable Companies	EBITDA Multiple	X	16.360	—
	1,046	Discounted Cash Flow	Discount Rate		5.998-75.000	8.232
	386	Recent Transaction	Purchase price		98.000-99.000	98.112
	554	Third Party Vendor	Broker Quote		42.500-100.250	84.645
Corporate Bonds & Notes
Industrials	3,149	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
Non-Agency Mortgage-Backed Securities	100	Discounted Cash Flow	Discount Rate		10.000	—
Asset-Backed Securities
Other ABS	1,907	Discounted Cash Flow	Discount Rate		8.660-13.000	9.695
Common Stocks
Communication Services	73	Reference Instrument	Stock Price w/Liquidity Discount		12.000	—
Consumer Discretionary	17	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	0.500/20.750	—
Financials	351	Reference Instrument	Stock Price w/Liquidity Discount		4.130	—
Health Care	3,641	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	1,827	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
	52	Indicative Market Quotation	Broker Quote		$0.563-2.813	—
Real Estate	26	Other Valuation Techniques (4)	—		—	—
Warrants
Communication Services	68	Option Pricing Model	Volatility		65.000	—

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	37

Schedule of Investments	PCM Fund, Inc.	(Cont.)	December 31, 2025	(Unaudited)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Preferred Securities
Banking & Finance	$331	Discounted Cash Flow	Discount Rate		11.780	—
Industrials	31	Comparable Companies	Revenue/ EBITDA Multiple	X	4.625/18.000	—
	462	Discounted Cash Flow	Discount Rate		14.350	—

Financial Derivative Instruments - Liabilities
Over the counter	(119)	Indicative Market Quotation	Broker Quote		91.500-98.500	91.866

Total	$15,852

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 27.8%

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		$500	$504

Altice France SA
9.048% (TSFR3M + 5.063%) due 10/30/2028 ~		300	297
10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		425	425

Bausch Health Cos., Inc.
9.966% (TSFR1M + 6.250%) due 10/08/2030 ~		696	682

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~		1,596	1,357

Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ		106	105
7.522% (TSFR1M + 3.750%) due 12/09/2031 ~		596	597

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		862	891

Databricks, Inc.
TBD% due 01/03/2031 ~µ		36	37
TBD% due 01/05/2032 «µ		36	36
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		164	167

Dun & Bradstreet Corp.
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~µ		19	19
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~		188	186

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~		230	230
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		2,029	2,090

Forward Air Corp.
8.338% (TSFR3M + 4.500%) due 12/19/2030 ~		400	398

Gateway Casinos & Entertainment Ltd.
9.951% (TSFR3M + 6.250%) due 12/18/2030 ~		821	823

Ivanti Software, Inc.
TBD% (TSFR3M + 5.750%) due 06/01/2029 ~µ		99	103
TBD% (TSFR3M + 4.750%) due 06/01/2029 ~		741	619

Lealand Finance Co. BV
6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~		7	6

Lealand Finance Co. BV (7.830% Cash)
7.830% (TSFR1M + 4.000%) due 12/31/2027 ~		75	58

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «~(b)		15	1

MPH Acquisition Holdings LLC
7.590% (TSFR3M + 3.750%) due 12/31/2030 ~		751	754
8.702% (TSFR3M + 4.600%) due 12/31/2030 ~		174	164

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		192	155
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		24	23

OCS Group Holdings Ltd.
9.719% due 11/28/2031 ~	GBP	1,000	1,351

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		$2,345	2,181

Polaris Newco LLC
7.852% (TSFR3M + 3.750%) due 06/02/2028 ~		638	617

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	400	$170

Promotora de Informaciones SA
7.230% (EUR003M + 5.220%) due 06/29/2029 ~		3,393	4,007

Proofpoint, Inc.
6.672% - 7.690% (TSFR3M + 3.000%) due 08/31/2028 ~		$598	603

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		299	299

Softbank Vision Fund II
7.322% (TSFR3M + 3.650%) due 04/25/2029 «~		378	380

Spruce Bidco II, Inc.
TBD% - 10.088% (TSFR6M + 4.750%) due 01/30/2032 «~		135	136
TBD% - 10.088% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	24	18
TBD% - 10.088% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	2,618	17
TBD% - 10.088% due 01/30/2032 «~µ		$31	31

Steenbok Lux Finco 2 SARL
10.000% due 12/31/2028 ~	EUR	2,293	927

Stepstone Group MidCo 2 GmbH
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$199	187

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		2,029	1,965

U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ		149	147
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		1,560	1,473
TBD% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~		1,190	1,166

Unicorn BAY
13.000% due 12/31/2026 «~	HKD	5,378	700

Westmoreland Coal Co.
8.000% due 03/15/2029 «~		$377	160

X Corp.
9.500% due 10/26/2029 ~		100	100
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		1,388	1,366

Total Loan Participations and Assignments (Cost $29,839)			28,728

CORPORATE BONDS & NOTES 32.7%

BANKING & FINANCE 5.2%

Ambac Assurance Corp.
5.100% due 12/31/2099 (g)		13	16

Armor Holdco, Inc.
8.500% due 11/15/2029 (i)		200	202

CI Financial Corp.
7.500% due 05/30/2029 (i)		600	639

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2028 (b)	EUR	153	96

Credit Suisse AG AT1 Claim		$200	59

Diversified Healthcare Trust
7.250% due 10/15/2030		400	409

Ford Motor Credit Co. LLC
5.755% (SOFRRATE + 2.030%) due 03/20/2028 ~(i)		900	905
5.918% due 03/20/2028 (i)		300	307

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034 (i)		400	408

Hestia Re Ltd.
3.730% (BNMMDTSC + 0.100%) due 04/22/2029 ~		7	4

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Integrity Re Ltd.
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		$100	$110

ION Platform Finance SARL
6.500% due 09/30/2030	EUR	200	228
7.875% due 05/01/2029		100	120

ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.750% due 05/01/2029		$200	203
9.000% due 08/01/2029		200	198

Sanders Re III Ltd.
15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		250	147

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	967	210

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (i)		$1,127	1,049

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		1,203	0

			5,310

INDUSTRIALS 24.7%

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033		347	318

Altice France SA
6.500% due 10/15/2031		154	146
6.500% due 04/15/2032		625	600
6.875% due 10/15/2030		154	150
9.500% due 11/01/2029		562	581

ams-OSRAM AG
12.250% due 03/30/2029		1,600	1,708

APLD ComputeCo LLC
9.250% due 12/15/2030		63	62

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (i)		200	186

Beignet Investor LLC
6.581% due 05/30/2049 (i)		1,910	2,020

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029		100	85

Cogent Communications Group LLC/Cogent Finance, Inc.
7.000% due 06/15/2027		725	727

CoreWeave, Inc.
9.000% due 02/01/2031		200	184

DISH DBS Corp.
5.250% due 12/01/2026		2,000	1,941
5.750% due 12/01/2028		100	98
7.750% due 07/01/2026		800	791

Ecopetrol SA
7.750% due 02/01/2032		1,750	1,803
8.375% due 01/19/2036		30	31

EW Scripps Co.
9.875% due 08/15/2030		100	100

HF Sinclair Corp.
6.250% due 01/15/2035 (i)		450	470

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)		1,588	1,588

Incora Top Holdco LLC
6.000% due 01/30/2033 «(h)		1,122	1,750

INEOS Finance PLC
7.250% due 03/31/2031	EUR	100	102

MPH Acquisition Holdings LLC
5.750% due 12/31/2030		$400	351

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)		103	109

National Mentor Holdings, Inc.
10.500% due 12/15/2030		200	201

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		229	161

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	39

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (i)		$1,000	$943

Noble Finance II LLC
8.000% due 04/15/2030 (i)		400	416

Ocado Group PLC
11.000% due 06/15/2030	GBP	750	1,023

Petroleos Mexicanos
6.700% due 02/16/2032 (i)		$100	100
6.840% due 01/23/2030		200	203
8.750% due 06/02/2029		306	328

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (i)		400	421

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	10	16

Topaz Solar Farms LLC
4.875% due 09/30/2039		$124	111

U.S. Renal Care, Inc.
10.625% due 06/28/2028		756	649

Ubisoft Entertainment SA
0.878% due 11/24/2027	EUR	100	108

Uzbekneftegaz JSC
8.750% due 05/07/2030		$250	269

Vale SA
0.000% due 12/29/2049 ~(g)	BRL	20,000	1,496

Venture Global LNG, Inc.
7.000% due 01/15/2030 (i)		$500	482
9.500% due 02/01/2029 (i)		296	307
9.875% due 02/01/2032		70	72

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (i)		300	307
6.750% due 01/15/2036 (i)		300	307

Viridien
8.500% due 10/15/2030	EUR	271	335
10.000% due 10/15/2030		$200	211

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	400	474

Wayfair LLC
7.750% due 09/15/2030 (i)		$250	267

Yinson Boronia Production BV
8.947% due 07/31/2042 (i)		392	428

			25,536

UTILITIES 2.8%

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	1	24

Edison International
5.250% due 11/15/2028		$1,000	1,014

FORESEA Holding SA
7.500% due 06/15/2030		239	236

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (b)		1,678	747

OI SA (8.500% PIK)
8.500% due 12/31/2028 (b)		2,532	30

Peru LNG SRL
5.375% due 03/22/2030 (i)		750	727

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
8.625% due 06/15/2032		100	98

			2,876

Total Corporate Bonds & Notes (Cost $36,483)			33,722

CONVERTIBLE BONDS & NOTES 0.8%

BANKING & FINANCE 0.0%

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2028 (b)	EUR	25	16

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.8%

DISH Network Corp.
3.375% due 08/15/2026		$600	$582

Ubisoft Entertainment SA
2.375% due 11/15/2028	EUR	200	230

			812

Total Convertible Bonds & Notes (Cost $852)			828

MUNICIPAL BONDS & NOTES 1.3%

ARIZONA 0.5%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		$450	472

WEST VIRGINIA 0.8%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		8,800	849

Total Municipal Bonds & Notes (Cost $1,682)			1,321

U.S. GOVERNMENT AGENCIES 43.2%

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
0.700% due 11/25/2055 ~(a)		5,216	315

Federal Home Loan Mortgage Corp. REMICS
2.161% due 05/25/2050 •(a)		811	100
2.342% due 03/15/2037 •(a)		197	20
2.472% due 09/15/2036 •(a)		105	11
2.482% due 09/15/2036 •(a)		227	25

Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.374% due 10/25/2041 •(i)		1,200	1,253

Federal National Mortgage Association
3.500% due 03/01/2048 - 04/01/2048		295	277
7.000% due 03/01/2045		363	382

Federal National Mortgage Association Connecticut Avenue Securities Trust
6.974% due 10/25/2041 •		900	915

Federal National Mortgage Association REMICS
0.322% due 06/25/2044 •		224	152
2.011% due 11/25/2049 •(a)		88	11
2.061% due 03/25/2037 •(a)		78	8
2.161% due 11/25/2039 •(a)		77	8
2.311% due 01/25/2038 •(a)		112	11
2.391% due 03/25/2037 •(a)		85	9
2.411% due 12/25/2037 •(a)		107	9
2.421% due 06/25/2037 •(a)		43	4
2.461% due 04/25/2037 •(a)		225	27
2.611% due 11/25/2035 •(a)		3	0
2.811% due 11/25/2036 •(a)		401	51
3.000% due 04/25/2050 (a)		9,586	1,571
3.211% due 02/25/2037 •(a)		75	9

Federal National Mortgage Association Trust
7.344% due 12/25/2042 ~		19	19

Government National Mortgage Association
3.500% due 05/20/2055		296	270
6.500% due 01/20/2055 - 02/20/2055		133	138

Government National Mortgage Association REMICS
2.252% due 12/20/2048 •(a)		652	67

Government National Mortgage Association, TBA
3.500% due 02/01/2056		3,000	2,730
4.500% due 02/01/2056		2,100	2,044
5.000% due 01/01/2056		100	100
6.000% due 01/01/2056		700	713
6.500% due 02/01/2056		300	310

Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2056		150	127
3.000% due 02/01/2056		1,250	1,105
3.500% due 02/01/2056		8,100	7,464
4.000% due 02/01/2056		1,650	1,564

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 02/01/2056	$1,200	$1,171
5.000% due 02/01/2056	2,400	2,391
5.500% due 02/01/2056	5,500	5,572
6.000% due 02/01/2056	6,000	6,158
6.500% due 02/01/2056	7,200	7,485

Total U.S. Government Agencies (Cost $44,525)		44,596

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Bonds
4.875% due 08/15/2045	59	59

U.S. Treasury Notes
4.250% due 08/15/2035 (l)	96	97

Total U.S. Treasury Obligations (Cost $159)		156

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%

Atrium Hotel Portfolio Trust
5.548% due 12/15/2036 •	600	588

Banc of America Funding Trust
2.372% due 03/20/2036 ~	70	67
2.764% due 12/20/2034 ~	84	70
5.846% due 01/25/2037 ~	75	71

Banc of America Mortgage Trust
6.000% due 07/25/2046	1	0

Bear Stearns ALT-A Trust
3.176% due 04/25/2035 ~	70	58
4.668% due 11/25/2035 ~	47	35
4.791% due 09/25/2035 ~	52	28

Bear Stearns ARM Trust
4.214% due 07/25/2036 ~	59	50

Bear Stearns Structured Products, Inc. Trust
3.944% due 12/26/2046 ~	115	92
5.000% due 01/26/2036 ~	187	132

CBA Commercial Small Balance Commercial Mortgage
6.040% due 01/25/2039 þ	61	59

CD Mortgage Trust
5.688% due 10/15/2048	48	46

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.146% due 08/25/2035 •	19	19
4.892% due 10/25/2034 •	1	1

CHL Mortgage Pass-Through Trust
3.707% due 03/25/2037 ~	182	153
4.326% due 03/25/2036 •	84	80
4.568% due 10/20/2035 ~	14	13
4.626% due 02/25/2035 •	38	36
4.651% due 10/20/2035 ~	44	42
5.500% due 08/25/2035	11	5

Citigroup Mortgage Loan Trust, Inc.
4.939% due 11/25/2035 ~(i)	936	451
6.951% due 03/25/2037 ~	44	45

Countrywide Alternative Loan Trust
3.304% due 07/25/2036 •(a)	702	127
4.135% due 10/25/2035 ~	66	57
4.196% due 05/25/2036 •	1,158	299
4.326% due 12/25/2046 •	26	16
4.506% due 10/25/2035 •	388	260
4.735% due 02/25/2037 ~	48	44
5.500% due 08/25/2034	139	136
5.500% due 02/25/2036	11	6
6.250% due 09/25/2034	19	20
6.500% due 08/25/2036 (i)	1,978	561
9.223% due 07/25/2035 •(i)	311	293

CSMC Mortgage-Backed Trust
6.000% due 11/25/2036	68	60

First Horizon Alternative Mortgage Securities Trust
5.118% due 11/25/2036 ~	115	78

First Horizon Mortgage Pass-Through Trust
4.784% due 01/25/2037 ~	152	72

GSR Mortgage Loan Trust
4.400% due 04/25/2035 ~	50	44

HarborView Mortgage Loan Trust
2.303% due 11/19/2034 ~	24	20

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.446% due 04/19/2034 •	$2	$2
5.503% due 08/19/2036 ~	1	1
6.873% due 02/25/2036 ~	15	4

HSI Asset Loan Obligation Trust
5.470% due 01/25/2037 ~	82	50

IndyMac INDX Mortgage Loan Trust
3.317% due 06/25/2037 ~	234	211
4.386% due 06/25/2037 •	365	458

JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~	130	68
5.500% due 01/25/2036	25	11

MASTR Adjustable Rate Mortgages Trust
4.008% due 10/25/2034 ~	47	43
5.536% due 11/25/2035 ~	224	92

Merrill Lynch Alternative Note Asset Trust
3.986% due 01/25/2037 •	584	177

Opteum Mortgage Acceptance Corp. Trust
4.386% due 07/25/2036 •	149	49

RALI Trust
4.770% due 12/26/2034 ~	47	42
5.077% due 01/25/2036 ~	289	193
6.000% due 09/25/2035	254	75
6.000% due 08/25/2036	80	68

RBSSP Resecuritization Trust
5.000% due 09/26/2036 ~	678	530

Seasoned Credit Risk Transfer Trust
5.000% due 06/25/2065 ~	800	669

STARM Mortgage Loan Trust
6.674% due 01/25/2037 ~	22	13

Structured Adjustable Rate Mortgage Loan Trust
4.062% due 04/25/2036 ~	139	71
4.252% due 09/25/2036 ~	106	71
4.261% due 01/25/2036 ~	169	90
4.311% due 09/25/2035 ~	28	19
5.429% due 05/25/2035 •(i)	596	469

Structured Asset Mortgage Investments II Trust
4.306% due 02/25/2036 •(i)	123	102
4.406% due 02/25/2036 •	79	67

WaMu Mortgage Pass-Through Certificates Trust
4.146% due 12/25/2036 ~(i)	148	140
4.651% due 07/25/2037 ~	38	34

Wells Fargo Commercial Mortgage Trust
4.928% due 12/15/2039 ~(i)	1,065	1,006

Total Non-Agency Mortgage-Backed Securities (Cost $10,268)		9,059

ASSET-BACKED SECURITIES 6.1%

AUTOMOBILE ABS OTHER 0.5%

FHF Trust
7.050% due 01/15/2030	568	568

HOME EQUITY OTHER 0.2%

Carrington Mortgage Loan Trust
4.146% due 08/25/2036 •	20	20

Citigroup Mortgage Loan Trust, Inc.
4.166% due 01/25/2037 •	114	38

Countrywide Asset-Backed Certificates
4.946% due 09/25/2034 •	25	25

Morgan Stanley ABS Capital I, Inc. Trust
3.906% due 05/25/2037 •	52	48

Soundview Home Loan Trust
3.966% due 11/25/2036 •	145	39

Washington Mutual Asset-Backed Certificates Trust
3.851% due 10/25/2036 •	73	25

		195

MANUFACTURING HOUSE SEQUENTIAL 0.1%

BCMSC Trust
7.830% due 06/15/2030 ~	1,421	88

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		$364	$66

			154

WHOLE LOAN COLLATERAL 0.6%

Bear Stearns Asset-Backed Securities I Trust
10.855% due 03/25/2036 •(i)		1,610	428

Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036		517	151

Lehman XS Trust
4.212% due 05/25/2037 þ		13	12

			591

OTHER ABS 4.7%

Adagio VI CLO DAC
0.000% due 04/30/2031 ~	EUR	187	47

Avoca CLO XX DAC
0.000% due 07/15/2032 ~		1,000	751

Belle Haven ABS CDO Ltd.
7.500% due 07/05/2046 •		$34,966	78

Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		1,700	35

Carlyle Global Market Strategies Euro CLO DAC
0.000% due 01/25/2032 ~	EUR	300	70
0.000% due 04/15/2038 ~		613	441

Carlyle U.S. CLO Ltd.
0.000% due 10/15/2031 ~		$600	16

Marlette Funding Trust
0.000% due 07/16/2029 «		2	0

RCKT Trust
7.830% due 11/27/2034		500	501

SMB Private Education Loan Trust
0.000% due 09/18/2046 «		1	233
0.000% due 10/15/2048 «		2	345
0.000% due 02/16/2055 «		0	185

South Coast Funding VII Ltd.
0.454% due 01/06/2041 •		11,457	2,141

			4,843

Total Asset-Backed Securities (Cost $19,532)			6,351

SOVEREIGN ISSUES 7.6%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ(i)		410	265

Argentina Republic Government International Bonds
1.000% due 07/09/2029		77	69
3.500% due 07/09/2041 þ		205	142
5.000% due 01/09/2038 þ(i)		1,597	1,244

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		255	246

Colombia Government International Bonds
3.750% due 09/19/2028	EUR	500	583
5.000% due 09/19/2032		400	451
5.625% due 02/19/2036		500	552

Dominican Republic International Bonds
10.500% due 03/15/2037 (i)	DOP	57,800	986

Hellenic Republic Government Bonds
2.000% due 04/22/2027	EUR	73	86
3.900% due 01/30/2033		162	200
4.000% due 01/30/2037		127	156
4.200% due 01/30/2042		159	194

Romania Government International Bonds
5.250% due 03/10/2030		400	492
5.250% due 05/30/2032 (i)		800	962
5.875% due 07/11/2032		300	368

Russia Foreign Bonds - Eurobond
5.625% due 04/04/2042		$200	140

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	24,200	563
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		4,400	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venezuela Government International Bonds
6.000% due 06/25/2035 ^(c)	$50	$13
9.250% due 09/15/2027 ^(c)	62	21

Total Sovereign Issues (Cost $7,226)		7,836

	SHARES
COMMON STOCKS 8.7%

COMMUNICATION SERVICES 1.0%

Clear Channel Outdoor Holdings, Inc. (d)	97,913	217

iHeartMedia, Inc. Class A (d)	22,927	95

iHeartMedia, Inc. Class B «(d)	17,837	65

SES SA «(d)	34,354	534

Uniti Group, Inc. (d)	19,694	138

		1,049

CONSUMER DISCRETIONARY 0.0%

Steinhoff International Holdings NV «(d)(h)	4,155,239	0

FINANCIALS 1.7%

Banca Monte dei Paschi di Siena SpA	123,500	1,315

Windstream Services LLC «(d)	62,982	424

XBP Global Holdings, Inc. (d)	131	1

		1,740

HEALTH CARE 3.1%

AmSurg Corp. «(d)(h)	71,417	3,208

INDUSTRIALS 2.9%

Drillco Holdings Luxembourg SA «(h)	5,770	130

Foresea Holdings SA «	13,432	303

Incora New Equity «(d)(h)	49,990	1,936

Luxco Co. Ltd. «(d)(h)	27,149	479

Sierra Hamilton Holder LLC «(d)(h)	100,456	0

Westmoreland Mining Holdings «(d)(h)	13,114	8

Westmoreland Mining LLC «(d)(h)	41,325	116

		2,972

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(d)(h)	508	25

Total Common Stocks (Cost $8,970)		8,994

WARRANTS 0.1%

COMMUNICATION SERVICES 0.1%

Windstream Holdings II LLC - Exp. 08/01/2035 «	12,269	83

Total Warrants (Cost $75)		83

PREFERRED SECURITIES 2.7%

BANKING & FINANCE 2.0%

ADLER Group SA «	173,624	0

AGFC Capital Trust I
5.916% (US0003M + 1.750%) due 01/15/2067	1,000,000	667

OCP CLO Ltd.
0.000% due 04/26/2036 ~	2,501	1,041

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	41

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Windstream Holdings II LLC «	402	$399

		2,107

INDUSTRIALS 0.7%

SVB Financial Trust
0.000% due 11/07/2032 (f)	440	0
11.000% due 11/07/2032	579	276

Syniverse Holdings, Inc. «(h)	443,134	430

		706

Total Preferred Securities (Cost $3,211)		2,813

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

U.S. TREASURY BILLS 0.5%
3.931% due 01/20/2026 - 01/27/2026 (e)(f)(l)	$491	490

Total Short-Term Instruments (Cost $490)		490

Total Investments in Securities (Cost $163,312)		144,977

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 10.4%

SHORT-TERM INSTRUMENTS 10.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.4%

PIMCO Short-Term Floating NAV Portfolio III	1,107,117	$10,784

Total Short-Term Instruments (Cost $10,774)		10,784

Total Investments in Affiliates (Cost $10,774)		10,784

Total Investments 150.9% (Cost $174,086)		$155,761

Financial Derivative Instruments (j)(k) 8.1% (Cost or Premiums, net $(57))		8,354

Other Assets and Liabilities, net (59.0)%		(60,877)

Net Assets 100.0%		$103,238

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$2,984	$3,208	3.11%
Drillco Holdings Luxembourg SA	06/08/2023	116	130	0.12
Incora New Equity	01/31/2025	2,428	1,936	1.88
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 11/03/2025	1,122	1,750	1.70
Luxco Co. Ltd.	10/01/2025	478	479	0.46
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	6	25	0.02
Sierra Hamilton Holder LLC	07/31/2017	25	0	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	438	430	0.42
Westmoreland Mining Holdings	12/08/2014 - 08/05/2016	367	8	0.01
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	172	116	0.11

		$8,136	$8,082	7.83%

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BPS	4.310%	12/10/2025	02/10/2026		$	(123)	$(123)
	4.940	10/23/2025	04/23/2026			(229)	(232)
	5.360	10/22/2025	01/22/2026			(821)	(830)
BRC	3.950	12/12/2025	TBD	(2)		(883)	(885)
BYR	4.010	12/05/2025	04/06/2026			(367)	(369)
	4.260	12/05/2025	04/06/2026			(2,444)	(2,453)
	4.260	12/08/2025	04/06/2026			(188)	(188)
CEW	4.330	11/26/2025	02/26/2026			(1,930)	(1,939)
DBL	3.900	12/12/2025	TBD	(2)		(540)	(541)
	4.330	12/12/2025	01/09/2026			(834)	(836)
GLM	4.930	12/23/2025	09/23/2026			(1,526)	(1,528)
IND	4.390	12/09/2025	02/09/2026			(802)	(804)
JML	4.000	12/12/2025	01/30/2026			(1,224)	(1,226)
MBC	2.130	06/11/2025	TBD	(2)	EUR	(752)	(895)
SOG	3.990	12/12/2025	TBD	(2)	$	(85)	(86)
TDM	3.830	12/12/2025	TBD	(2)		(1,066)	(1,068)
	3.900	12/12/2025	TBD	(2)		(875)	(877)
UBS	4.320	10/22/2025	01/22/2026			(1,260)	(1,270)
	4.820	11/19/2025	05/19/2026			(195)	(196)

Total Reverse Repurchase Agreements							$(16,346)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2056	$800	$(649)	$(647)

Total Short Sales (0.6)%				$(649)	$(647)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BPS	$0	$(1,185)	$0	$(1,185)	$1,692	$507
BRC	0	(885)	0	(885)	1,049	164
BYR	0	(3,010)	0	(3,010)	3,434	424
CEW	0	(1,939)	0	(1,939)	2,020	81
CIB	0	0	0	0	(10)	(10)
DBL	0	(1,377)	0	(1,377)	1,609	232
GLM	0	(1,528)	0	(1,528)	1,628	100
IND	0	(804)	0	(804)	1,006	202
JML	0	(1,226)	0	(1,226)	1,268	42
MBC	0	(895)	0	(895)	962	67
SOG	0	(86)	0	(86)	100	14
TDM	0	(1,945)	0	(1,945)	2,052	107
UBS	0	(1,466)	0	(1,466)	1,658	192

Total Borrowings and Other Financing Transactions	$0	$(16,346)	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	43

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,270)	$(2,062)	$(6,467)	$(9,799)
U.S. Government Agencies	0	(830)	0	0	(830)
Non-Agency Mortgage-Backed Securities	0	0	(804)	(1,956)	(2,760)
Sovereign Issues	0	(2,062)	0	(895)	(2,957)

Total Borrowings	$0	$(4,162)	$(2,866)	$(9,318)	$(16,346)

Payable for reverse repurchase agreements					$(16,346)

(i)	Securities with an aggregate market value of $18,720 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(17,681) at a weighted average interest rate of 4.606%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME E-mini S&P 500	$6,550.000	01/16/2026	141	$7	$258	$63

Total Purchased Options					$258	$63

WRITTEN OPTIONS:
OPTIONS ON INDEXES

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME E-mini S&P 500	$6,870.000	01/16/2026	141	$7	$(583)	$(570)

Total Written Options					$(583)	$(570)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index March Futures	03/2026	148	$51,005	$194	$0	$(383)
U.S. Treasury 10-Year Note March Futures	03/2026	1	112	0	0	0

				$194	$0	$(383)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	1	$(241)	$5	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	1	(241)	3	0	0

				$8	$0	$0

Total Futures Contracts				$202	$0	$(383)

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
									Asset	Liability
Worldline SA/France	5.000%	Quarterly	12/20/2030	10.384%	EUR 500	$(94)	$(6)	$(100)	$3	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	1,400	$(7)	$15	$8	$1	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		600	123	355	478	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	$	300	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	06/15/2027		26,000	(151)	481	330	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		1,250	(12)	88	76	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		340	(37)	14	(23)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,200	(23)	11	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030		600	(5)	49	44	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030		4,400	(56)	332	276	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030		500	0	31	31	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		8,300	(76)	(29)	(105)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		400	(12)	62	50	1	0
Pay (5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		8,300	10	4	14	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		2,229	(174)	(163)	(337)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		220	(9)	(17)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		40	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,900	93	(60)	33	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,500	21	(39)	(18)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,450	(73)	76	3	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,180	(19)	23	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		730	15	27	42	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	12/19/2048		1,900	(5)	(413)	(418)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		5,400	468	1,952	2,420	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		6,000	713	1,727	2,440	15	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027	BRL	300	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		300	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		800	0	(6)	(6)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029	EUR	6,100	6	(398)	(392)	0	(3)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,300	(18)	191	173	1	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		3,000	(132)	486	354	2	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		800	72	75	147	1	0
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		2,700	11	1,073	1,084	6	0
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		400	48	(292)	(244)	0	(1)
Pay	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		1,000	171	(728)	(557)	0	(2)
Receive (5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,600	11	232	243	1	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034	CAD	1,000	35	(11)	24	0	(1)
Receive	CAONREPO	3.500	Semi-Annual	06/20/2044		600	7	(6)	1	3	0

							$995	$5,136	$6,131	$66	$(60)

Total Swap Agreements							$901	$5,130	$6,031	$69	$(60)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$63	$0	$69	$132	$(570)	$(383)	$(60)	$(1,013)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	45

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)

Cash of $3,623 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026		$130	GBP	99	$3	$0
	02/2026	DOP	9,879		$155	1	(1)

BRC	01/2026		$73	EUR	63	1	0
	01/2026		85	TRY	3,814	3	0
	02/2026		374		17,041	9	0
	03/2026		686		31,358	8	0

BSH	01/2026	JPY	1,699		$11	0	0

CBK	01/2026	DOP	1,298		20	0	0
	01/2026	EUR	215		253	1	0
	01/2026	GBP	128		172	0	(1)

FAR	01/2026		1,909		2,507	0	(66)

GLM	01/2026	DOP	2,829		45	1	0
	02/2026		9,405		146	0	(2)
	02/2026		$13	TRY	573	0	0
	03/2026	BRL	3		$1	0	0
	03/2026	DOP	17,357		274	3	0
	03/2026		$101	BRL	561	0	0
	05/2026	DOP	9,290		$142	0	(2)

JPM	01/2026	HKD	4,930		634	1	0

MBC	01/2026	CAD	57		41	0	(1)
	01/2026		$412	EUR	355	5	0
	01/2026		132	GBP	99	1	0

NGF	03/2026		251	TRY	11,462	3	0

SCX	01/2026	JPY	1,241		$8	0	0

SOG	01/2026	EUR	12,056		13,958	0	(216)
	01/2026	JPY	4,930		32	0	0

Total Forward Foreign Currency Contracts						$40	$(289)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION
(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$	72	$0	$0	$0	$0

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)		Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
											Asset	Liability
CBK	Petroleos Mexicanos	1.000%	Quarterly	12/20/2026	1.757%		$	200	$(2)	$1	$0	$(1)

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦		400	0	23	23	0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706			500	(4)	2	0	(2)

MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.346			100	(20)	16	0	(4)

									$(26)	$42	$23	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION
(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
GST	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$	595	$(118)	$68	$0	$(50)
	ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037		439	(489)	483	0	(6)

							$(607)	$551	$0	$(56)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	NDDUEAFE Index	39	4.020% (SOFR plus a specified spread)	Monthly	11/04/2026	$414	$0	$(1)	$0	$(1)

GST	Receive	NDDUEAFE Index	20	4.020% (SOFR plus a specified spread)	Monthly	11/04/2026	212	0	(1)	0	(1)

JPM	Receive	NDDUEAFE Index	124	3.975% (SOFR plus a specified spread)	Monthly	07/08/2026	1,315	0	(5)	0	(5)

MYI	Receive	NDDUEAFE Index	4,588	4.150% (FEDL01 plus a specified spread)	Maturity	01/21/2026	37,089	0	9,536	9,536	0

	Receive	NDDUEAFE Index	62	3.990% (SOFR plus a specified spread)	Monthly	06/03/2026	658	0	(2)	0	(2)

	Receive	NDDUEAFE Index	42	4.055% (SOFR plus a specified spread)	Monthly	11/18/2026	445	0	(2)	0	(2)

UAG	Receive	NDDUEAFE Index	40	3.965% (SOFR plus a specified spread)	Monthly	05/06/2026	424	0	(1)	0	(1)

								$0	$9,524	$9,536	$(12)

Total Swap Agreements								$(633)	$10,117	$9,559	$(75)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
BOA	$4	$0	$0	$4	$(1)	$0	$0	$(1)	$3	$0	$3
BRC	21	0	0	21	0	0	0	0	21	0	21
CBK	1	0	0	1	(1)	0	(2)	(3)	(2)	0	(2)
DUB	0	0	23	23	0	0	0	0	23	0	23
FAR	0	0	0	0	(66)	0	0	(66)	(66)	0	(66)
GLM	4	0	0	4	(4)	0	0	(4)	0	0	0
GST	0	0	0	0	0	0	(59)	(59)	(59)	265	206
JPM	1	0	0	1	0	0	(5)	(5)	(4)	0	(4)
MBC	6	0	0	6	(1)	0	0	(1)	5	0	5
MYC	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)
MYI	0	0	9,536	9,536	0	0	(4)	(4)	9,532	(9,630)	(98)
NGF	3	0	0	3	0	0	0	0	3	0	3
SOG	0	0	0	0	(216)	0	0	(216)	(216)	272	56
UAG	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)

Total Over the Counter	$40	$0	$9,559	$9,599	$(289)	$0	$(75)	$(364)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	47

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)

(l)
Securities with an aggregate market value of $537 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$63	$0	$0	$63
Swap Agreements	0	3	0	0	66	69

	$0	$3	$63	$0	$66	$132

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$40	$0	$40
Swap Agreements	0	23	9,536	0	0	9,559

	$0	$23	$9,536	$40	$0	$9,599

	$0	$26	$9,599	$40	$66	$9,731

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$570	$0	$0	$570
Futures	0	0	383	0	0	383
Swap Agreements	0	0	0	0	60	60

	$0	$0	$953	$0	$60	$1,013

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$289	$0	$289
Swap Agreements	0	63	12	0	0	75

	$0	$63	$12	$289	$0	$364

	$0	$63	$965	$289	$60	$1,377

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,731)	$0	$0	$(1,731)
Written Options	0	0	(470)	0	0	(470)
Futures	0	0	5,159	0	4	5,163
Swap Agreements	0	2	0	0	(63)	(61)

	$0	$2	$2,958	$0	$(59)	$2,901

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$130	$0	$130
Swap Agreements	0	42	270	0	0	312

	$0	$42	$270	$130	$0	$442

	$0	$44	$3,228	$130	$(59)	$3,343

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$81	$0	$0	$81
Written Options	0	0	762	0	0	762
Futures	0	0	(1,237)	0	(18)	(1,255)
Swap Agreements	0	(6)	0	0	521	515

	$0	$(6)	$(394)	$0	$503	$103

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$279	$0	$279
Swap Agreements	0	52	3,430	0	0	3,482

	$0	$52	$3,430	$279	$0	$3,761

	$0	$46	$3,036	$279	$503	$3,864

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$22,010	$6,718	$28,728
Corporate Bonds & Notes
Banking & Finance	0	5,310	0	5,310
Industrials	0	22,198	3,338	25,536
Utilities	0	2,852	24	2,876
Convertible Bonds & Notes
Banking & Finance	0	16	0	16
Industrials	0	812	0	812
Municipal Bonds & Notes
Arizona	0	472	0	472
West Virginia	0	849	0	849
U.S. Government Agencies	0	44,596	0	44,596
U.S. Treasury Obligations	0	156	0	156
Non-Agency Mortgage-Backed Securities	0	9,059	0	9,059
Asset-Backed Securities
Automobile ABS Other	0	568	0	568
Home Equity Other	0	195	0	195
Manufacturing House Sequential	0	154	0	154
Whole Loan Collateral	0	591	0	591
Other ABS	0	4,080	763	4,843
Sovereign Issues	0	7,836	0	7,836
Common Stocks
Communication Services	450	0	599	1,049
Financials	1	1,315	424	1,740
Health Care	0	0	3,208	3,208
Industrials	0	0	2,972	2,972
Real Estate	0	0	25	25
Warrants
Communication Services	0	0	83	83
Preferred Securities
Banking & Finance	0	1,708	399	2,107
Industrials	0	276	430	706

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Short-Term Instruments
U.S. Treasury Bills	$0	$490	$0	$490

	$451	$125,543	$18,983	$144,977

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,784	$0	$0	$10,784

Total Investments	$11,235	$125,543	$18,983	$155,761

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(647)	$0	$(647)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	63	69	0	132
Over the counter	0	9,576	23	9,599

	$63	$9,645	$23	$9,731

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(953)	(60)	0	(1,013)
Over the counter	0	(308)	(56)	(364)

	$(953)	$(368)	$(56)	$(1,377)

Total Financial Derivative Instruments	$(890)	$9,277	$(33)	$8,354

Totals	$10,345	$134,173	$18,950	$163,468

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	49

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$6,852	$1,406	$(1,373)	$16	$0	$11	$6	$(200)	$6,718	$11
Corporate Bonds & Notes
Banking & Finance	7	0	(19)	0	1	11	0	0	0	0
Industrials	3,151	148	(251)	6	0	284	0	0	3,338	214
Utilities	0	17	0	0	0	7	0	0	24	7
Asset-Backed Securities
Other ABS	822	0	(3)	0	(1,630)	1,574	0	0	763	(59)
Common Stocks
Communication Services	1,058	0	(929)	0	525	(55)	0	0	599	572
Financials	1,185	384	(1,214)	0	(1,189)	1,258	0	0	424	40
Health Care	3,224	0	0	0	0	(16)	0	0	3,208	(16)
Industrials	2,187	479	0	0	0	306	0	0	2,972	306
Real Estate (3)	2	0	0	0	0	23	0	0	25	23
Warrants
Communication Services	205	75	(185)	0	49	(61)	0	0	83	8
Financials	0	0	(2)	0	(761)	763	0	0	0	0
Preferred Securities
Banking & Finance	0	402	0	0	0	(3)	0	0	399	(3)
Industrials	395	26	0	0	0	9	0	0	430	9

	$19,088	$2,937	$(3,976)	$22	$(3,005)	$4,111	$6	$(200)	$18,983	$1,112

Financial Derivative Instruments - Assets
Over the counter	$24	$0	$0	$0	$0	$(1)	$0	$0	$23	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(53)	$5	$(74)	$0	$20	$46	$0	$0	$(56)	$(78)

Totals	$19,059	$2,942	$(4,050)	$22	$(2,985)	$4,156	$6	$(200)	$18,950	$1,034

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$2,320	Comparable Companies	EBITDA Multiple	X	16.360	—
	2,183	Discounted Cash Flow	Discount Rate		4.814-75.000	6.430
	700	Indicative Market Quotation	Broker Quote		101.250	—
	1,313	Recent Transaction	Purchase price		98.000-99.000	98.112
	202	Third Party Vendor	Broker Quote		42.500-100.250	54.080
Corporate Bonds & Notes
Industrials	3,338	Comparable Companies/Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
Utilities	24	Indicative Market Quotation	Broker Quote	EUR	14.125	—
Asset-Backed Securities
Other ABS	763	Discounted Cash Flow	Discount Rate		12.000-14.500	13.798
Common Stocks
Communication Services	534	Indicative Market Quotation	Broker Quote	$	15.542	—
	65	Reference Instrument	Stock Price w/Liquidity Discount		12.000	—
Financials	424	Reference Instrument	Stock Price w/Liquidity Discount		4.130	—
Health Care	3,208	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	1,936	Comparable Companies/Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
	557	Indicative Market Quotation	Broker Quote	$	0.563-22.563	12.878
	479	Indicative Market Quotation	Broker Quote	EUR	15.012	—
Real Estate	25	Other Valuation Techniques (4)	—		—	—
Warrants
Communication Services	83	Option Pricing Model	Volatility		65.000	—

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Preferred Securities
Banking & Finance	$399	Discounted Cash Flow	Discount Rate	EUR	11.780	—
Industrials	430	Discounted Cash Flow	Discount Rate		14.350	—

Financial Derivative Instruments - Assets
Over the counter	23	Indicative Market Quotation	Broker Quote		5.818	—

Financial Derivative Instruments - Liabilities
Over the counter	(56)	Indicative Market Quotation	Broker Quote		91.500-98.500	92.318

Total	$18,950

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	51

Schedule of Investments	PIMCO Strategic Income Fund, Inc.

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 260.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 20.6%

Altar Bidco, Inc.
9.283% - 5.790% due 02/01/2030 ~		$700	$666

Altice France SA
10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		1,610	1,612

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~		1,091	928

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		3,802	3,916

Forward Air Corp.
8.338% (TSFR3M + 4.500%) due 12/19/2030 ~		1,300	1,294

Gateway Casinos & Entertainment Ltd.
9.951% (TSFR3M + 6.250%) due 12/18/2030 ~		1,972	1,978

Ivanti Software, Inc.
TBD% (TSFR3M + 5.750%) due 06/01/2029 ~µ		164	170
TBD% (TSFR3M + 4.750%) due 06/01/2029 ~		1,228	1,026

Lealand Finance Co. BV
6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~		28	23

Lealand Finance Co. BV (7.830% Cash)
7.830% (TSFR1M + 4.000%) due 12/31/2027 ~		218	170

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «~(b)		971	51

Newfold Digital Holdings Grp Inc.
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		120	113

OCS Group Holdings Ltd.
9.719% due 11/28/2031 ~	GBP	1,650	2,229

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		$5,061	4,707

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,000	425

Promotora de Informaciones SA
7.480% (EUR003M + 5.470%) due 12/31/2029 ~		5,052	5,839

Steenbok Lux Finco 2 SARL
10.000% due 12/31/2028 ~		12,051	3,782

Stepstone Group MidCo 2 GmbH
6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~		2,000	2,227
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$299	280

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		4,732	4,583

U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ		283	280
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		3,970	3,749
TBD% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~		2,260	2,215

Westmoreland Coal Co.
8.000% due 03/15/2029 «~		2	1

X Corp.
9.500% due 10/26/2029 ~		500	499
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		2,873	2,829

Total Loan Participations and Assignments (Cost $53,940)			45,592

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 38.7%

BANKING & FINANCE 9.7%

Antares Holdings LP
6.350% due 10/23/2029 (i)		$1,500	$1,532

Armor Holdco, Inc.
8.500% due 11/15/2029 (i)		1,300	1,315

BGC Group, Inc.
6.600% due 06/10/2029 (i)		1,000	1,044

CI Financial Corp.
7.500% due 05/30/2029 (i)		1,300	1,383

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2028 (b)	EUR	153	96

Country Garden Holdings Co. Ltd. (1.000% Cash or 2.500% PIK)
1.000% due 12/31/2032 «(b)		$426	26

Credit Suisse AG AT1 Claim		600	177

Diversified Healthcare Trust
7.250% due 10/15/2030		800	819

EPR Properties
3.750% due 08/15/2029		100	97

F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (i)		400	407
6.500% due 06/04/2029 (i)		700	730

Fairfax India Holdings Corp.
5.000% due 02/26/2028 (i)		2,400	2,308

Ford Motor Credit Co. LLC
5.755% (SOFRRATE + 2.030%) due 03/20/2028 ~(i)		1,900	1,911
5.918% due 03/20/2028 (i)		700	717

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031 (i)		2,300	2,366
6.375% due 07/01/2034 (i)		1,000	1,019

Marex Group PLC
5.829% due 05/08/2028 (i)		200	203
6.404% due 11/04/2029 (i)		1,000	1,038

Nissan Motor Acceptance Co. LLC
5.773% (SOFRINDX + 2.050%) due 09/13/2027 ~(i)		665	661

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	5,074	1,100

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (i)		$2,738	2,549

			21,498

INDUSTRIALS 24.3%

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033		857	787

Altice France SA
4.750% due 10/15/2030	EUR	847	939
6.500% due 04/15/2032		$251	241
6.875% due 10/15/2030		154	150
6.875% due 07/15/2032		271	260
7.250% due 11/01/2029	EUR	231	271
9.500% due 11/01/2029		$878	907

APLD ComputeCo LLC
9.250% due 12/15/2030		135	133

Beignet Investor LLC
6.581% due 05/30/2049 (i)		4,200	4,441

Burberry Group PLC
5.750% due 06/20/2030 (i)	GBP	2,627	3,624

Centene Corp.
2.450% due 07/15/2028		$900	843
3.000% due 10/15/2030		900	806
3.375% due 02/15/2030		100	92
4.250% due 12/15/2027		500	497
4.625% due 12/15/2029 (i)		250	243

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029		50	44

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029		$50	$42

CVS Pass-Through Trust
7.507% due 01/10/2032 (i)		435	462

DISH DBS Corp.
5.250% due 12/01/2026		3,558	3,453
5.750% due 12/01/2028		3,000	2,947

Ecopetrol SA
6.875% due 04/29/2030 (i)		2,860	2,903
7.750% due 02/01/2032		1,300	1,340
8.375% due 01/19/2036		80	82

EW Scripps Co.
9.875% due 08/15/2030		200	200

Gazprom PJSC Via Gaz Capital SA
8.625% due 04/28/2034		1,710	1,411

HF Sinclair Corp.
6.250% due 01/15/2035 (i)		1,000	1,044

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)		3,871	3,871

Incora Top Holdco LLC
6.000% due 01/30/2033 «(h)		2,734	4,267

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		623	628

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)		615	651

National Mentor Holdings, Inc.
10.500% due 12/15/2030		400	402

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		2,130	1,762

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (i)		2,600	2,453

Petroleos Mexicanos
6.700% due 02/16/2032 (i)		784	782
6.840% due 01/23/2030 (i)		200	203
8.750% due 06/02/2029 (i)		350	375

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		513	493

Topaz Solar Farms LLC
4.875% due 09/30/2039 (i)		617	553

U.S. Renal Care, Inc.
10.625% due 06/28/2028		1,454	1,247

Ubisoft Entertainment SA
0.878% due 11/24/2027	EUR	300	325

United Airlines Pass-Through Trust
4.150% due 02/25/2033		$63	62

Vale SA
0.000% due 12/29/2049 ~(g)	BRL	50,000	3,741

Venture Global LNG, Inc.
7.000% due 01/15/2030 (i)		$1,500	1,445

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (i)		700	717
6.750% due 01/15/2036		700	717

Viridien
8.500% due 10/15/2030	EUR	543	670
10.000% due 10/15/2030 (i)		$321	339

			53,865

UTILITIES 4.7%

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	4	59

Edison International
5.250% due 11/15/2028 (i)		$3,300	3,345
6.250% due 03/15/2030 (i)		100	105

NGD Holdings BV
6.750% due 12/31/2026		957	876

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (b)		2,472	1,100

OI SA (8.500% PIK)
8.500% due 12/31/2028 (b)		2,231	27

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peru LNG SRL
5.375% due 03/22/2030 (i)		$2,100	$2,036

SW Finance I PLC
1.625% due 03/30/2027	GBP	800	1,031

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (i)		$1,700	1,634
8.625% due 06/15/2032		100	99

			10,312

Total Corporate Bonds & Notes (Cost $88,770)			85,675

CONVERTIBLE BONDS & NOTES 0.3%

BANKING & FINANCE 0.1%

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2028 (b)	EUR	178	112

Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 «(f)		$865	113

			225

INDUSTRIALS 0.2%

Ubisoft Entertainment SA
2.375% due 11/15/2028	EUR	300	345

Total Convertible Bonds & Notes (Cost $650)			570

MUNICIPAL BONDS & NOTES 2.6%

CALIFORNIA 0.4%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		$1,000	850
3.850% due 06/01/2050		45	41

			891

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		12	12

MICHIGAN 1.1%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044		2,983	2,339

WEST VIRGINIA 1.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		25,300	2,441

Total Municipal Bonds & Notes (Cost $6,906)			5,683

U.S. GOVERNMENT AGENCIES 153.7%

Federal Home Loan Mortgage Corp.
5.500% due 04/01/2039 (i)		663	692
6.000% due 02/01/2033 - 02/01/2034		24	24
6.500% due 06/01/2029 - 07/01/2037		52	53
7.000% due 03/01/2031 - 12/01/2036		106	111
7.500% due 03/01/2026 - 03/01/2037		120	122
8.000% due 12/01/2026		2	3

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.010% due 11/25/2045 ~(a)		5,336	189

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. REMICS
0.266% due 11/15/2048 •(a)(i)	$4,089	$168
1.754% due 11/15/2038 ~(a)(i)	4,736	257
1.987% due 05/15/2038 ~(a)	1,381	123
2.011% due 04/25/2048 - 11/25/2049 •(a)(i)	22,646	2,913
2.084% due 08/15/2036 ~(a)	458	32
2.161% due 05/25/2050 •(a)	487	60
3.000% due 11/25/2050 (a)(i)	7,266	1,315
3.000% due 01/25/2051 (a)	416	73
3.500% due 05/25/2050 (a)	439	83
5.500% due 06/15/2041 (i)	822	862
6.000% due 12/15/2028 - 03/15/2035	301	314
6.500% due 03/15/2026 - 06/15/2032	476	496
6.500% due 07/15/2032 (i)	161	170
7.000% due 07/15/2027 - 06/15/2031	225	231
7.500% due 03/15/2028	2	2
8.000% due 04/15/2030	6	6

Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.374% due 10/25/2041 •(i)	2,800	2,925
11.674% due 11/25/2041 •(i)	2,800	2,945

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.449% due 07/25/2032 ~	51	47
6.500% due 02/25/2043 - 10/25/2043	136	139
6.500% due 09/25/2043 ~	32	33
6.500% due 03/25/2044 (i)	986	997
7.000% due 02/25/2043 - 10/25/2043	247	257
7.500% due 02/25/2042	14	15

Federal National Mortgage Association
4.000% due 06/01/2047 - 03/01/2048	162	157
4.000% due 09/01/2047 - 11/01/2047 (i)	4,201	4,063
4.500% due 03/01/2028 - 08/01/2041	88	89
6.000% due 12/01/2032 - 10/01/2036	96	99
6.000% due 04/01/2035 - 06/01/2040 (i)	1,222	1,292
6.135% due 09/01/2028 •	1	1
6.450% due 11/01/2027 •	3	3
6.500% due 11/01/2028 - 11/01/2047	460	481
6.500% due 04/01/2037 (i)	102	104
7.000% due 07/01/2034 - 01/01/2047	26	27
8.000% due 09/01/2027 - 11/01/2031	23	24

Federal National Mortgage Association Grantor Trust
6.000% due 01/25/2044	390	407
6.500% due 12/25/2041 - 08/25/2042	826	866
7.000% due 07/25/2042 - 11/25/2043	57	59
7.500% due 11/25/2040 - 07/25/2042	153	158
7.500% due 06/19/2041 ~	50	52
8.000% due 06/19/2041 ~	469	489

Federal National Mortgage Association Interest STRIPS
5.000% due 07/25/2037 (a)	329	46

Federal National Mortgage Association REMICS
0.000% due 02/25/2052 •(a)	101,651	156
1.136% due 12/25/2042 ~(a)	2,011	33
1.747% due 08/25/2054 ~(a)(i)	2,855	153
2.011% due 10/25/2049 •(a)(i)	5,243	724
2.061% due 02/25/2049 •(a)	48	5
2.111% due 07/25/2050 •(a)(i)	768	92
2.500% due 12/25/2027 (a)	152	2
2.761% due 07/25/2041 •(a)	157	5
3.000% due 06/25/2050 (a)(i)	947	177
3.500% due 07/25/2036 (a)(i)	1,976	176
3.500% due 07/25/2042 - 12/25/2049 (a)	279	30

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 06/25/2050 (a)(i)	$482	$91
4.500% due 07/25/2040	313	313
5.000% due 01/25/2038 (i)	1,504	1,543
5.000% due 07/25/2038	42	42
5.500% due 11/25/2032 (i)	813	837
5.500% due 12/25/2034 - 04/25/2035	533	551
5.750% due 06/25/2033	6	6
6.000% due 09/25/2031	29	29
6.500% due 09/25/2031 - 03/25/2032	169	175
6.850% due 12/18/2027	1	1
7.000% due 06/18/2027 - 03/25/2045	170	177
8.500% due 06/18/2027 - 06/25/2030	4	4

Federal National Mortgage Association REMICS Trust
4.346% due 02/25/2042 ~	179	180
4.698% due 12/25/2042 ~	11	12
5.058% due 10/25/2042 ~	5	5
5.078% due 10/25/2042 ~	123	126
5.807% due 08/25/2043	558	558
7.000% due 09/25/2041 ~	122	124

Federal National Mortgage Association Trust
6.500% due 09/25/2042 - 06/25/2044	329	340
7.000% due 02/25/2044	14	14
7.500% due 07/25/2042 - 06/25/2044	105	109

Government National Mortgage Association
4.000% due 10/15/2051 - 03/15/2052 (i)	6,272	5,967
4.000% due 03/15/2052	37	35
6.000% due 04/15/2029 - 12/15/2038	196	203
6.000% due 11/15/2038 (i)	102	106
6.500% due 04/15/2032 - 01/20/2055	380	394
7.500% due 03/15/2026 - 02/15/2029	61	63
8.500% due 02/15/2031	4	4

Government National Mortgage Association REMICS
2.202% due 08/20/2049 - 09/20/2049 •(a)(i)	39,120	4,892
2.352% due 06/20/2047 •(a)(i)	4,208	530

Government National Mortgage Association, TBA
3.500% due 02/01/2056	1,800	1,638
4.000% due 02/01/2056	3,700	3,494
4.500% due 02/01/2056	100	97
6.500% due 02/01/2056	600	620

U.S. Small Business Administration
5.510% due 11/01/2027	25	25
5.780% due 08/01/2027	2	2
5.820% due 07/01/2027	2	2

Uniform Mortgage-Backed Security, TBA
5.000% due 02/01/2056	700	697
6.500% due 02/01/2056 - 03/01/2056	257,800	268,165
7.000% due 02/01/2056	20,800	21,894

Vendee Mortgage Trust
6.500% due 03/15/2029	14	15
6.750% due 02/15/2026 - 06/15/2026	4	4
7.500% due 09/15/2030	418	439

Total U.S. Government Agencies (Cost $357,134)		340,150

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Bonds
4.875% due 08/15/2045 (i)	197	199

U.S. Treasury Notes
4.250% due 08/15/2035 (i)	197	199

Total U.S. Treasury Obligations (Cost $404)		398

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	53

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 18.5%

Adjustable Rate Mortgage Trust
6.819% due 07/25/2035 ~		$94	$90
6.907% due 08/25/2035 ~		92	91

Ashford Hospitality Trust
5.323% due 04/15/2035 •(i)		2,200	2,203

Atrium Hotel Portfolio Trust
5.548% due 12/15/2036 •(i)		1,600	1,569

Banc of America Mortgage Trust
5.103% due 02/25/2035 ~		3	3

BCAP LLC Trust
4.474% due 07/26/2036 ~		84	70

Bear Stearns ALT-A Trust
4.159% due 08/25/2036 ~		196	88

Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~		42	42

CHL Mortgage Pass-Through Trust
4.486% due 03/25/2035 •		562	495
5.359% due 08/25/2034 ~		97	95
5.716% due 03/25/2046 •		559	442

CHL Reperforming Loan Trust REMICS
7.500% due 11/25/2034		88	90
7.500% due 06/25/2035		17	17

CLNY Trust
6.174% due 11/15/2038 •(i)		1,000	944

COMM Mortgage Trust
9.865% due 12/15/2038 •		1,380	1,235

Countrywide Alternative Loan Trust
4.266% due 07/25/2046 •		732	682

CSFB Mortgage-Backed Pass-Through Certificates
7.000% due 02/25/2034		35	35

CSMC Mortgage-Backed Trust
6.500% due 03/25/2036		731	76

CSMC Trust
3.431% due 11/10/2032		1,200	966

Eurosail-U.K. PLC
5.501% due 09/13/2045 •	GBP	1,582	2,009
6.151% due 09/13/2045 •		1,130	1,374
7.751% due 09/13/2045 •		960	1,281

GC Pastor Hipotecario 5 FTA
2.199% due 06/21/2046 •	EUR	429	468

GMACM Mortgage Loan Trust
0.000% due 08/19/2034 ~		$13	12

GSAA Trust
6.000% due 04/01/2034		276	273

GSMPS Mortgage Loan Trust
7.000% due 06/25/2043 (i)		1,087	1,149
7.500% due 06/19/2027 ~		9	9
8.000% due 09/19/2027 ~		238	233

GSR Mortgage Loan Trust
4.176% due 12/25/2034 •		27	26

IM Pastor 3 FTH
2.175% due 03/22/2043 •	EUR	135	141

JP Morgan Chase Commercial Mortgage Securities Trust
4.597% due 04/15/2037 •(i)		$939	928
5.614% due 12/15/2036 •		1,700	63
5.615% due 03/15/2036 •		900	734
7.048% due 02/15/2035 •(i)		987	944

JP Morgan Mortgage Trust
6.331% due 10/25/2036 ~		565	435

MASTR Adjustable Rate Mortgages Trust
4.008% due 10/25/2034 ~		187	171

MASTR Alternative Loan Trust
6.250% due 07/25/2036		181	91
7.000% due 04/25/2034		13	13

MASTR Reperforming Loan Trust
7.000% due 05/25/2035		1,949	1,255
7.500% due 07/25/2035		1,029	672

Morgan Stanley Resecuritization Trust
4.255% due 12/26/2046 ~		5,574	5,181

NAAC Reperforming Loan REMICS Trust
7.500% due 03/25/2034 (i)		1,137	1,075

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NACC Reperforming Loan REMICS Trust
7.000% due 10/25/2034		$364	$331
7.500% due 10/25/2034		1,092	1,009

New Orleans Hotel Trust
5.387% due 04/15/2032 •		1,000	991

Newgate Funding PLC
3.350% due 12/15/2050 •	EUR	964	1,091
3.600% due 12/15/2050 •		964	1,056

RALI Trust
6.000% due 08/25/2035		$551	493

RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		2,124	1,050
6.250% due 12/26/2036 ~		5,179	1,691

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		111	102
8.500% due 11/25/2031		596	217
8.500% due 12/25/2031		4	2

Seasoned Credit Risk Transfer Trust
5.000% due 06/25/2065 ~		1,800	1,505

Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036		1,994	1,118

WaMu Mortgage Pass-Through Certificates Trust
5.358% due 05/25/2035 ~		36	35

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		23	24
7.500% due 04/25/2033		53	54

Wells Fargo Commercial Mortgage Trust
4.928% due 12/15/2039 ~		2,558	2,418

Total Non-Agency Mortgage-Backed Securities (Cost $44,827)			40,957

ASSET-BACKED SECURITIES 4.4%

HOME EQUITY OTHER 1.5%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
7.371% due 11/25/2032 •		39	28

Bear Stearns Asset-Backed Securities I Trust
2.461% due 09/25/2034 •		47	47

Countrywide Asset-Backed Certificates Trust
3.861% due 11/25/2034 •(i)		2,297	2,027
4.246% due 06/25/2037 •(i)		1,238	1,270

			3,372

MANUFACTURING HOUSE ABS OTHER 0.0%

Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2049		200	1

MANUFACTURING HOUSE SEQUENTIAL 0.1%

Conseco Finance Corp.
6.530% due 02/01/2031 ~		29	27

Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,417	257

			284

OTHER ABS 2.8%

ABSLT DE LLC
12.234% due 05/20/2033 «		2,000	2,016

ECAF I Ltd.
4.947% due 06/15/2040		504	467

Elmwood CLO II Ltd.
0.000% due 04/20/2034 ~		1,213	509

Madison Park Funding XXIII Ltd.
0.000% due 07/27/2047 ~		500	62

Man GLG U.S. CLO Ltd.
0.000% due 07/15/2034 ~		250	122

Marlette Funding Trust
0.000% due 07/16/2029		7	0

National Collegiate V Commutation Trust
0.000% due 03/25/2038 •		10,387	1,521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
0.000% due 10/15/2048 «		$5	$1,035
0.000% due 02/16/2055 «		0	436

			6,168

Total Asset-Backed Securities (Cost $24,519)			9,825

SOVEREIGN ISSUES 8.3%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		412	266

Argentina Republic Government International Bonds
1.000% due 07/09/2029		215	193
4.125% due 07/09/2046 þ		110	78
5.000% due 01/09/2038 þ(i)		4,388	3,419

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		560	540

Colombia Government International Bonds
3.750% due 09/19/2028	EUR	1,000	1,167
5.000% due 09/19/2032		800	903
5.625% due 02/19/2036		1,000	1,104

Colombia TES
11.000% due 08/22/2029	COP	1,023,700	256
11.750% due 01/24/2035		974,100	240
12.750% due 11/28/2040		1,032,300	268
13.250% due 02/09/2033		893,700	240

Dominican Republic International Bonds
10.500% due 03/15/2037 (i)	DOP	130,400	2,224

Ghana Government International Bonds
0.000% due 07/03/2026 (f)		$11	11
0.000% due 01/03/2030 (f)		34	30
5.000% due 07/03/2029 þ		172	169

Romania Government International Bonds
5.125% due 09/24/2031	EUR	2,800	3,369
5.250% due 05/30/2032		1,900	2,284

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	57,400	1,336
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		10,000	233

Venezuela Government International Bonds
6.000% due 06/25/2035 ^(c)		$135	36
9.250% due 09/15/2027 ^(c)		171	57

Total Sovereign Issues (Cost $17,576)			18,423

		SHARES
COMMON STOCKS 9.6%

COMMUNICATION SERVICES 1.4%

Clear Channel Outdoor Holdings, Inc. (d)		291,816	645

iHeartMedia, Inc. Class A (d)		68,102	283

iHeartMedia, Inc. Class B «(d)		52,880	194

Promotora de Informaciones SA Class A (d)		207,627	86

SES SA «(d)		98,888	1,537

Uniti Group, Inc. (d)		32,871	230

			2,975

CONSUMER DISCRETIONARY 0.0%

Steinhoff International Holdings NV «(d)(h)		17,707,907	0

FINANCIALS 1.7%

Banca Monte dei Paschi di Siena SpA		323,500	3,444

Windstream Services LLC «(d)		33,629	227

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)

XBP Global Holdings, Inc. (d)	371	$2

		3,673

HEALTH CARE 3.9%

AmSurg Corp. «(d)(h)	192,582	8,650

INDUSTRIALS 2.6%

Incora New Equity «(d)(h)	121,860	4,720

Luxco Co. Ltd. «(d)(h)	63,923	1,128

Westmoreland Mining Holdings «(d)(h)	69	0

Westmoreland Mining LLC «(d)(h)	219	1

		5,849

REAL ESTATE 0.0%

Country Garden Holdings Co. Ltd. (d)	3,600	0

MNSN Holdings, Inc. «(d)(h)	1,054	53
		53

Total Common Stocks (Cost $19,887)		21,200

WARRANTS 0.0%

COMMUNICATION SERVICES 0.0%

Windstream Holdings II LLC - Exp. 08/01/2035 «	6,551	44

Total Warrants (Cost $40)		44

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 1.4%

BANKING & FINANCE 0.7%

ADLER Group SA «		906,702	$0

Capital Farm Credit ACA
5.000% due 03/15/2026 (g)		1,300,000	1,301

Windstream Holdings II LLC «		215	213

			1,514

INDUSTRIALS 0.7%

SVB Financial Trust
0.000% due 11/07/2032 (f)		5,040	1
11.000% due 11/07/2032		1,202	573

Syniverse Holdings, Inc. «(h)		1,132,846	1,099

			1,673

Total Preferred Securities (Cost $3,309)			3,187

REAL ESTATE INVESTMENT TRUSTS 0.4%

REAL ESTATE 0.4%

VICI Properties, Inc.		33,427	940

Total Real Estate Investment Trusts (Cost $477)			940

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.7%

NIGERIA TREASURY BILLS 1.2%
31.083% due 06/11/2026 - 06/29/2026 (e)(f)	NGN	4,232,990	2,659

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.5%
3.824% due 01/08/2026 - 04/21/2026 (e)(f)(k)(m)	$1,087	$1,082

Total Short-Term Instruments (Cost $3,532)		3,741

Total Investments in Securities (Cost $621,971)		576,385

	SHARES
INVESTMENTS IN AFFILIATES 7.4%

SHORT-TERM INSTRUMENTS 7.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%

PIMCO Short-Term Floating NAV Portfolio III	1,691,023	16,472

Total Short-Term Instruments (Cost $16,468)		16,472

Total Investments in Affiliates (Cost $16,468)		16,472

Total Investments 267.8% (Cost $638,439)		$592,857

Financial Derivative Instruments (j)(l) (0.2)% (Cost or Premiums, net $7,476)		(482)

Other Assets and Liabilities, net (167.6)%		(371,015)

Net Assets 100.0%		$221,360

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$8,047	$8,650	3.91%
Incora New Equity	01/31/2025	5,919	4,720	2.13
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 11/03/2025	2,734	4,267	1.93
Luxco Co. Ltd.	10/01/2025	1,126	1,128	0.51

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	55

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MNSN Holdings, Inc.	03/16/2023 - 03/17/2023	$12	$53	0.02%
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	1,118	1,099	0.50
Westmoreland Mining Holdings	03/26/2019	0	0	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1	1	0.00

		$18,957	$19,918	9.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BPS	3.700%	12/12/2025	TBD	(2)	$	(932)	$ (934)
	4.261	12/19/2025	03/19/2026		GBP	(2,508)	(3,386)
	4.460	11/13/2025	05/13/2026		$	(5,428)	(5,463)
	4.940	10/23/2025	04/23/2026			(2,569)	(2,597)
	5.360	10/22/2025	01/22/2026			(3,843)	(3,885)
BRC	4.200	12/12/2025	01/12/2026			(2,992)	(2,999)
BYR	3.850	12/12/2025	TBD	(2)		(693)	(694)
	4.210	10/10/2025	01/12/2026			(294)	(297)
	4.210	10/21/2025	01/21/2026			(1,981)	(2,000)
	4.210	11/03/2025	02/03/2026			(7,723)	(7,781)
CIB	4.130	12/11/2025	01/07/2026			(6,044)	(6,059)
DBL	3.950	12/15/2025	TBD	(2)		(274)	(275)
	4.330	12/12/2025	01/09/2026			(1,882)	(1,886)
	4.661	12/08/2025	02/06/2026			(1,860)	(1,866)
	4.711	12/08/2025	02/06/2026			(817)	(820)
	4.761	12/08/2025	02/06/2026			(1,560)	(1,565)
DEU	4.270	12/15/2025	02/13/2026			(2,493)	(2,498)
GSC	3.970	12/11/2025	01/07/2026			(5,692)	(5,706)
IND	4.220	12/17/2025	02/12/2026			(494)	(495)
	4.230	12/17/2025	03/17/2026			(466)	(467)
	4.230	12/26/2025	03/17/2026			(269)	(269)
	4.250	11/28/2025	02/27/2026			(206)	(207)
	4.290	12/09/2025	02/09/2026			(815)	(817)
	4.330	10/08/2025	01/08/2026			(4,867)	(4,918)
	4.400	12/18/2025	03/16/2026			(750)	(752)
	4.540	10/30/2025	03/30/2026			(1,461)	(1,473)
JML	4.000	12/12/2025	01/30/2026			(2,771)	(2,777)
MSB	4.510	12/30/2025	06/29/2026			(1,278)	(1,279)
	4.760	11/19/2025	05/18/2026			(707)	(711)
RCY	4.400	12/04/2025	01/07/2026			(1,106)	(1,110)
SBI	4.020	12/11/2025	01/07/2026			(4,044)	(4,054)
SOG	3.910	12/12/2025	TBD	(2)		(1,579)	(1,583)
	3.990	12/12/2025	TBD	(2)		(3,422)	(3,430)
	4.350	10/21/2025	01/21/2026			(1,326)	(1,337)
	4.370	10/08/2025	01/08/2026			(2,690)	(2,718)
	4.470	10/08/2025	01/08/2026			(622)	(629)
TDM	3.770	12/12/2025	TBD	(2)		(393)	(394)
	3.900	12/12/2025	TBD	(2)		(1,138)	(1,140)

Total Reverse Repurchase Agreements							$ (81,271)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
UBS	3.890%	12/12/2025	01/12/2026	$(406)	$(407)

Total Sale-Buyback Transactions					$(407)

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2041	$200	$(185)	$(185)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	1,950	(1,583)	(1,577)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2056	600	(509)	(507)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2056	1,900	(1,803)	(1,801)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2056	1,900	(1,917)	(1,925)
Uniform Mortgage-Backed Security, TBA	6.000	02/01/2056	300	(307)	(308)

Total Short Sales (2.8)%				$(6,304)	$(6,303)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BPS	$0	$(16,265)	$0	$(16,265)	$20,007	$3,742
BRC	0	(2,999)	0	(2,999)	3,676	677
BYR	0	(10,772)	0	(10,772)	11,621	849
CIB	0	(6,059)	0	(6,059)	6,255	196
DBL	0	(6,412)	0	(6,412)	7,934	1,522
DEU	0	(2,498)	0	(2,498)	2,903	405
GSC	0	(5,706)	0	(5,706)	5,966	260
IND	0	(9,398)	0	(9,398)	10,081	683
JML	0	(2,777)	0	(2,777)	3,381	604
MSB	0	(1,990)	0	(1,990)	2,533	543
RCY	0	(1,110)	0	(1,110)	1,299	189
SBI	0	(4,054)	0	(4,054)	4,239	185
SOG	0	(9,697)	0	(9,697)	10,698	1,001
TDM	0	(1,534)	0	(1,534)	1,634	100

Master Securities Forward Transaction Agreement
UBS	0	0	(407)	(407)	397	(10)

Total Borrowings and Other Financing Transactions	$0	$(81,271)	$(407)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(11,899)	$(17,328)	$(8,450)	$(37,677)
U.S. Government Agencies	0	(23,813)	0	(5,463)	(29,276)
Non-Agency Mortgage-Backed Securities	0	0	(5,068)	(1,990)	(7,058)
Asset-Backed Securities	0	0	0	(2,597)	(2,597)
Sovereign Issues	0	(4,663)	0	0	(4,663)

Total	$0	$(40,375)	$(22,396)	$(18,500)	$(81,271)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(407)	0	0	(407)

Total	$0	$(407)	$0	$0	$(407)

Total Borrowings	$0	$(40,782)	$(22,396)	$(18,500)	$(81,678)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(81,678)

(i)	Securities with an aggregate market value of $93,103 and cash of $20 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(87,196) at a weighted average interest rate of 4.667%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	57

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)

(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2026	18	$2,024	$(4)	$0	$(3)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	5	$(1,204)	$19	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	4	(965)	14	0	0

				$33	$0	$0

Total Futures Contracts				$29	$0	$(3)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION
(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Variation Margin
									Asset	Liability
Boeing Co.	(1.000)%	Quarterly	06/20/2026	0.217%	$900	$(2)	$(1)	$(3)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.414%	$	500	$(5)	$12	$7	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2030	0.651		1,200	20	(1)	19	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226		1,600	6	0	6	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367		2,200	48	(80)	(32)	0	(1)
Worldline SA/France	5.000	Quarterly	12/20/2027	10.409	EUR	100	(10)	0	(10)	1	0
Worldline SA/France	5.000	Quarterly	12/20/2030	10.384		1,000	(189)	(10)	(199)	6	0

							$(130)	$(79)	$(209)	$7	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	13,300	$(69)	$143	$74	$15	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		5,900	680	4,022	4,702	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		$700	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,200	(1)	87	86	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		2,130	0	55	55	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		3,500	(1)	87	86	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		1,000	0	25	25	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		3,400	(9)	(64)	(73)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		11,200	(763)	190	(573)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		28,200	(1,308)	280	(1,028)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		47,200	3,512	(2,305)	1,207	28	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		3,800	(1)	209	208	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028		11,363	(3)	638	635	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		7,141	97	(530)	(433)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		59,000	1,147	(1,831)	(684)	55	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		2,365	0	150	150	3	0

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.700%	Semi-Annual	01/12/2029		$8,600	$(26)	$(462)	$(488)	$0	$(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		2,810	(113)	(154)	(267)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		73,390	(5,265)	396	(4,869)	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		44,200	2,283	(3,244)	(961)	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,500	(254)	121	(133)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		4,500	(46)	(320)	(366)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		13,700	(1,410)	693	(717)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		6,800	179	(14)	165	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		4,805	21	583	604	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		3,900	259	(266)	(7)	6	0
Pay (6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		27,100	34	13	47	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		12,200	(165)	1,522	1,357	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		38,250	4,949	798	5,747	72	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		46,980	1,980	3,575	5,555	85	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		10	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		8,305	320	78	398	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,510	42	(13)	29	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,300	(46)	44	(2)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		250	(7)	7	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		2,490	(41)	50	9	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		1,640	32	61	93	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		4,400	(31)	1,695	1,664	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		4,100	(10)	1,720	1,710	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,400	(5)	560	555	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		5,700	537	2,336	2,873	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		3,500	(2)	1,683	1,681	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	04/08/2051		2,100	1	(943)	(942)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,800	(106)	(1,149)	(1,255)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		6,900	1,128	1,684	2,812	18	0
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027	BRL	40,300	0	322	322	0	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		39,700	0	(276)	(276)	0	0
Pay (6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	2,710	12	(29)	(17)	0	(2)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		3,500	303	1,785	2,088	8	0
Receive (6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,700	23	539	562	2	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034	CAD	2,000	69	(21)	48	0	(1)
Receive	CAONREPO	3.500	Semi-Annual	06/20/2044		1,300	14	(11)	3	6	0

							$7,940	$14,533	$22,473	$454	$(284)

Total Swap Agreements							$7,808	$14,453	$22,261	$461	$(285)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$461	$461	$0	$(3)	$(285)	$(288)

(k)
Securities with an aggregate market value of $100 and cash of $6,039 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	59

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)

(4)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	COP	16,479		$4	$0	$0
	01/2026		$168	EUR	142	0	(1)
	02/2026	COP	32,945		$9	0	0
	02/2026	DOP	27,415		430	1	(1)
	03/2026	COP	222,214		58	1	0

BPS	01/2026	EUR	134		157	0	0
	01/2026		$2	TRY	99	0	0

BRC	01/2026		204		9,209	7	0
	02/2026		1,028		46,823	28	0
	03/2026		1,506		68,890	18	0

CBK	01/2026	COP	657,379		$173	1	0
	01/2026	DOP	2,595		40	0	(1)
	01/2026	EUR	158		184	0	(1)
	01/2026		$35	COP	130,142	0	0
	01/2026		289	EUR	248	2	0
	02/2026	COP	131,540		$35	0	0
	03/2026		215,885		57	1	0
	04/2026		102,837		27	1	0

FAR	01/2026	GBP	6,298		8,271	0	(219)
	01/2026	MXN	3,100		167	0	(5)

GLM	01/2026	COP	16,414		4	0	0
	01/2026	DOP	4,715		75	1	0
	01/2026	NGN	24,939		17	0	0
	01/2026		$17	NGN	24,939	0	0
	02/2026	COP	329,227		$86	0	0
	02/2026	DOP	21,570		336	1	(3)
	02/2026		$235	BRL	1,296	0	(1)
	02/2026		29	TRY	1,302	1	0
	03/2026	DOP	41,347		$653	7	0
	03/2026		$106	BRL	584	0	(1)
	03/2026		169	MXN	3,052	0	(1)
	05/2026	DOP	16,636		$254	0	(4)
	08/2026	NGN	29,925		19	0	0

MBC	01/2026	CAD	101		71	0	(2)
	01/2026	GBP	61		81	0	(1)
	01/2026		$1,364	EUR	1,175	18	0
	01/2026		243	GBP	182	2	0

NGF	03/2026	TRY	787		$17	0	0
	03/2026		$334	TRY	15,194	4	0

SCX	11/2026	NGN	21,028		$13	0	0

SOG	01/2026	EUR	29,220		33,830	0	(524)
	03/2026		$1	MXN	11	0	0

Total Forward Foreign Currency Contracts						$94	$(765)

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
BOA	Panama Government International Bonds	1.000%	Quarterly	12/20/2028	0.792%	$1,500	$(62)	$71	$9	$0

BRC	Egypt Government International Bonds	1.000	Quarterly	12/20/2028	2.020	700	(121)	101	0	(20)
	Egypt Government International Bonds	1.000	Quarterly	06/20/2029	2.215	400	(86)	71	0	(15)
	Panama Government International Bonds	1.000	Quarterly	12/20/2028	0.792	1,600	(66)	76	10	0

CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.312	1,100	(6)	17	11	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.640	100	(1)	2	1	0

GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.620	500	70	(38)	32	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	2,400	(20)	13	0	(7)

JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.640	100	(1)	3	2	0

MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.346	200	(39)	32	0	(7)

Total Swap Agreements							$(332)	$348	$65	$(49)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$2	$0	$9	$11	$(2)	$0	$0	$(2)	$9	$0	$9
BRC	53	0	10	63	0	0	(35)	(35)	28	0	28
CBK	5	0	12	17	(2)	0	0	(2)	15	0	15
FAR	0	0	0	0	(224)	0	0	(224)	(224)	0	(224)
GLM	10	0	0	10	(10)	0	0	(10)	0	0	0
GST	0	0	32	32	0	0	(7)	(7)	25	0	25
JPM	0	0	2	2	0	0	0	0	2	0	2
MBC	20	0	0	20	(3)	0	0	(3)	17	0	17
MYC	0	0	0	0	0	0	(7)	(7)	(7)	0	(7)
NGF	4	0	0	4	0	0	0	0	4	0	4
SOG	0	0	0	0	(524)	0	0	(524)	(524)	663	139

Total Over the Counter	$94	$0	$65	$159	$(765)	$0	$(49)	$(814)

(m)
Securities with an aggregate market value of $663 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	61

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$7	$0	$0	$454	$461

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$94	$0	$94
Swap Agreements	0	65	0	0	0	65

	$0	$65	$0	$94	$0	$159

	$0	$72	$0	$94	$454	$620

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	1	0	0	284	285

	$0	$1	$0	$0	$287	$288

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$765	$0	$765
Swap Agreements	0	49	0	0	0	49

	$0	$49	$0	$765	$0	$814

	$0	$50	$0	$765	$287	$1,102

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$54	$54
Swap Agreements	0	33	0	0	1,452	1,485

	$0	$33	$0	$0	$1,506	$1,539

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$220	$0	$220
Swap Agreements	0	66	0	0	0	66

	$0	$66	$0	$220	$0	$286

	$0	$99	$0	$220	$1,506	$1,825

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(78)	$(78)
Swap Agreements	0	(100)	0	0	2	(98)

	$0	$(100)	$0	$0	$(76)	$(176)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$558	$0	$558
Swap Agreements	0	156	0	0	0	156

	$0	$156	$0	$558	$0	$714

	$0	$56	$0	$558	$(76)	$538

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$39,106	$6,486	$45,592
Corporate Bonds & Notes
Banking & Finance	0	21,472	26	21,498
Industrials	0	45,727	8,138	53,865
Utilities	0	10,253	59	10,312
Convertible Bonds & Notes
Banking & Finance	0	112	113	225
Industrials	0	345	0	345
Municipal Bonds & Notes
California	0	891	0	891
Illinois	0	12	0	12
Michigan	0	2,339	0	2,339
West Virginia	0	2,441	0	2,441
U.S. Government Agencies	0	340,150	0	340,150
U.S. Treasury Obligations	0	398	0	398
Non-Agency Mortgage-Backed Securities	0	40,957	0	40,957
Asset-Backed Securities
Home Equity Other	0	3,372	0	3,372
Manufacturing House ABS Other	0	1	0	1
Manufacturing House Sequential	0	284	0	284
Other ABS	0	2,681	3,487	6,168
Sovereign Issues	0	18,423	0	18,423
Common Stocks
Communication Services	1,158	86	1,731	2,975
Financials	2	3,444	227	3,673
Health Care	0	0	8,650	8,650
Industrials	0	0	5,849	5,849
Real Estate	0	0	53	53
Warrants
Communication Services	0	0	44	44
Preferred Securities
Banking & Finance	0	1,301	213	1,514

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Industrials	$0	$574	$1,099	$1,673
Real Estate Investment Trusts
Real Estate	940	0	0	940
Short-Term Instruments
Nigeria Treasury Bills	0	2,659	0	2,659
U.S. Treasury Bills	0	1,082	0	1,082

	$2,100	$538,110	$36,175	$576,385

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,472	$0	$0	$16,472

Total Investments	$18,572	$538,110	$36,175	$592,857

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,303)	$0	$(6,303)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	461	0	461
Over the counter	0	159	0	159

	$0	$620	$0	$620

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(288)	0	(288)
Over the counter	0	(814)	0	(814)

	$0	$(1,102)	$0	$(1,102)

Total Financial Derivative Instruments	$0	$(482)	$0	$(482)

Totals	$18,572	$531,325	$36,175	$586,072

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,655	$2,674	$(1,193)	$12	$0	$(685)	$23	$0	$6,486	$(15)
Corporate Bonds & Notes
Banking & Finance	0	26	0	0	0	0	0	0	26	0
Industrials	8,899	361	(2,243)	24	0	1,097	0	0	8,138	522
Utilities	0	42	0	(1)	0	18	0	0	59	18
Convertible Bonds & Notes
Banking & Finance	0	113	0	0	0	0	0	0	113	0
Asset-Backed Securities
Other ABS	3,605	0	(10)	0	(5,237)	5,129	0	0	3,487	(119)
Common Stocks
Communication Services	632	0	(496)	0	366	1,229	0	0	1,731	1,649
Financials	3,412	205	(3,495)	0	(3,279)	3,384	0	0	227	21
Health Care	8,694	0	0	0	0	(44)	0	0	8,650	(44)
Industrials	4,118	1,126	0	0	0	605	0	0	5,849	605
Real Estate (2)	4	0	0	0	0	49	0	0	53	49

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	63

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)	December 31, 2025	(Unaudited)

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)
Warrants
Communication Services	$109	$40	$(99)	$0	$26	$(32)	$0	$0	$44	$4
Financials	2	0	(8)	0	(2,654)	2,660	0	0	0	0
Preferred Securities
Banking & Finance	0	215	0	0	0	(2)	0	0	213	(2)
Industrials	1,009	67	0	0	0	23	0	0	1,099	23

Totals	$36,139	$4,869	$(7,544)	$35	$(10,778)	$13,431	$23	$0	$36,175	$2,711

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$3,916	Comparable Companies	EBITDA Multiple	X	16.360	—
	51	Discounted Cash Flow	Discount Rate		75.000	—
	2,495	Recent Transaction	Purchase price		98.000-99.000	98.112
	24	Third Party Vendor	Broker Quote		42.500-84.000	82.530
Corporate Bonds & Notes
Banking & Finance	26	Indicative Market Quotation	Broker Quote		6.000	—
Industrials	8,138	Comparable Companies/Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
Utilities	59	Indicative Market Quotation	Broker Quote	EUR	14.125	—
Convertible Bonds & Notes
Banking & Finance	113	Indicative Market Quotation	Broker Quote		13.000	—
Asset-Backed Securities
Other ABS	3,487	Discounted Cash Flow	Discount Rate		9.610-13.750	11.263
Common Stocks
Communication Services	1,537	Indicative Market Quotation	Broker Quote		$15.542	—
	194	Reference Instrument	Stock Price w/Liquidity Discount		12.000	—
Financials	227	Reference Instrument	Stock Price w/Liquidity Discount		4.130	—
Health Care	8,650	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	4,720	Comparable Companies/Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
	1,128	Indicative Market Quotation	Broker Quote	EUR	15.012	—
	1	Indicative Market Quotation	Broker Quote		$0.563-2.813	2.678
Real Estate	53	Other Valuation Techniques (3)	—		—	—
Warrants
Communication Services	44	Option Pricing Model	Volatility		65.000	—
Preferred Securities
Banking & Finance	213	Discounted Cash Flow	Discount Rate		11.780	—
Industrials	1,099	Discounted Cash Flow	Discount Rate		14.350	—

Total	$36,175

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Access Income Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 155.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 39.4%

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		$3,400	$3,425

Altice France SA
8.110% (TSFR3M + 4.125%) due 04/30/2028 ~		300	297
9.048% (TSFR3M + 5.063%) due 10/30/2028 ~		1,500	1,485
9.360% (TSFR3M + 5.375%) due 05/14/2029 ~		2,100	2,087
10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		1,762	1,764

AP Core Holdings II LLC
9.331% (TSFR1M + 5.500%) due 09/01/2027 ~		1,844	1,846

Bausch Health Cos., Inc.
9.966% (TSFR1M + 6.250%) due 10/08/2030 ~		2,188	2,142

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~		7,534	6,406

Cerba Healthcare SAS
5.762% - 9.331% (EUR006M + 3.700%) due 06/30/2028 ~	EUR	2,500	2,182
6.012% - 8.831% (EUR006M + 3.950%) due 02/16/2029 ~		3,000	2,612

Circor International, Inc.
TBD% - 10.088% due 06/20/2029 «~µ		$166	170

Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ		846	838

Comexposium
TBD% due 03/28/2026 «	EUR	18,708	26,823
TBD% - 9.868% due 10/16/2031 «~		1,916	2,747

Coreweave Compute Acquisition Co. II LLC
13.292% (TSFR3M + 9.620%) due 07/31/2028 «~		$2,362	2,464

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		6,628	6,852

Databricks, Inc.
TBD% due 01/03/2031 ~µ		362	369
TBD% due 01/05/2032 «µ		362	363
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		1,638	1,666

Dun & Bradstreet Corp.
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~µ		155	155
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~		1,555	1,540

Envalior Finance GmbH
7.566% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	2,400	2,761
9.340% (TSFR3M + 5.500%) due 04/01/2030 ~		$5,792	5,411

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~		101	101
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		13,829	14,244

Espai Barca Fondo De Titulizacion
TBD% - 11.862% (EUR006M + 0.000%) due 06/30/2028 «~	EUR	3,432	4,474

Finastra USA, Inc.
7.723% (TSFR3M + 4.000%) due 09/15/2032 ~		$3,900	3,825
10.723% (TSFR3M + 7.000%) due 09/15/2033 ~		400	393

First Brands Group LLC
13.843% (TSFR1M + 10.000%) due 06/29/2026 ~		0	0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Forward Air Corp.
8.338% (TSFR3M + 4.500%) due 12/19/2030 ~		$3,539	$3,521

Galaxy U.S. Opco, Inc.(5.840% Cash)
-5.840% (TSFR3M + 2.000%) due 07/31/2030 ~		5,956	5,745

Gateway Casinos & Entertainment Ltd.
9.951% (TSFR3M + 6.250%) due 12/18/2030 ~		2,527	2,536

Gray Television, Inc.
9.123% (TSFR1M + 5.250%) due 06/04/2029 ~		24	24

Guardian
TBD% - 9.912% due 08/29/2032 «~µ		300	300
TBD% - 9.912% (TSFR3M + 5.500%) due 08/29/2032 «~		2,100	2,084

Harp Finco Ltd.
8.723% due 03/27/2032 «~	GBP	2,319	3,069

iHeartCommunications, Inc.
9.606% (TSFR1M + 5.775%) due 05/01/2029 ~		$2,802	2,573

INEOS U.S. Finance LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		2,693	2,192

Ivanti Software, Inc.
TBD% (TSFR3M + 5.750%) due 06/01/2029 ~		639	661
TBD% (TSFR3M + 4.750%) due 06/01/2029 ~		4,768	3,986

J&J Ventures Gaming LLC
8.831% (TSFR1M + 5.000%) due 04/26/2028 «~		1,158	1,170

McAfee LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~		499	462

MPH Acquisition Holdings LLC
7.590% (TSFR3M + 3.750%) due 12/31/2030 ~		137	137
8.702% (TSFR3M + 4.600%) due 12/31/2030 ~		3,920	3,694

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		3,641	2,979
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		366	345

OCS Group Holdings Ltd.
9.719% due 11/28/2031 ~	GBP	5,550	7,498

Paradigm Parent LLC
8.172% (TSFR3M + 4.500%) due 04/16/2032 ~		$1,397	1,234

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		16,816	15,642

Polaris Newco LLC
7.852% (TSFR3M + 3.750%) due 06/02/2028 ~		9,755	9,429

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	3,600	1,529

Promotora de Informaciones SA
7.230% (EUR003M + 5.220%) due 06/29/2029 ~		21,112	24,934
7.480% (EUR003M + 5.470%) due 12/31/2029 ~		4,274	4,940

Puris LLC
9.436% (TSFR3M + 5.750%) due 06/30/2031 «~		$1,941	1,832

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		698	699

Softbank Vision Fund II
7.322% (TSFR3M + 3.650%) due 04/25/2029 «~		2,740	2,752

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spruce Bidco II, Inc.
TBD% - 10.088% (TSFR6M + 4.750%) due 01/30/2032 «~		$1,146	$1,156
TBD% - 10.088% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	208	153
TBD% - 10.088% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	22,250	143
TBD% - 10.088% due 01/30/2032 «~µ		$260	260

Steenbok Lux Finco 2 SARL
10.000% due 12/31/2028 ~	EUR	24,300	8,791

Stepstone Group MidCo 2 GmbH
6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~		7,800	8,685
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$1,294	1,214

Strategic Gaming Commitment
10.905% (TSFR3M + 7.000%) due 10/15/2030 «~		2,200	2,174

Subcalidora 2
7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	6,400	7,559

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		$9,183	8,893

Transnet SOC Ltd.
11.125% due 03/02/2028 «~	ZAR	31,119	1,884

U.S. Renal Care, Inc.
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		$21,201	20,022

Unicorn BAY
13.000% due 12/31/2026 «~	HKD	36,004	4,684

X Corp.
9.500% due 10/26/2029 ~		$800	799
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		10,199	10,042

Total Loan Participations and Assignments (Cost $282,184)			281,868

CORPORATE BONDS & NOTES 30.3%

BANKING & FINANCE 5.7%

Alamo Re Ltd.
15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		300	313

Armor Holdco, Inc.
8.500% due 11/15/2029 (i)		4,200	4,250

BOI Finance BV
7.500% due 02/16/2027 (i)	EUR	3,600	4,363

Cape Lookout Re Ltd.
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		$800	829

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2028 (b)	EUR	509	320

East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		$250	250
12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		250	255

Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~		300	316
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		300	316
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		300	318

Golden Bear Re Ltd.
13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		420	420

Greengrove RE Ltd.
11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		250	260

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	65

Consolidated Schedule of Investments	PIMCO Access Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hestia Re Ltd.
3.730% (BNMMDTSC + 0.100%) due 04/22/2029 ~		$27	$15

Integrity RE III Ltd.
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		250	288

Integrity Re Ltd.
20.814% (FHMMUSTF + 17.234%) due 06/08/2026 ~		400	429
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		400	438

ION Platform Finance SARL
6.500% due 09/30/2030 (i)	EUR	1,400	1,596
7.875% due 05/01/2029		900	1,076

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032		$200	190

ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.625% due 05/01/2028		200	186
5.000% due 05/01/2028 (i)		600	560
8.750% due 05/01/2029 (i)		1,400	1,420
9.000% due 08/01/2029 (i)		1,800	1,780
9.500% due 05/30/2029 (i)		300	304

Long Walk Reinsurance Ltd.
13.850% (BRMMUSDF + 10.240%) due 01/30/2031 ~		800	805

Luca RE Ltd.
10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		300	310

Nature Coast Re Ltd.
13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	260

New Immo Holding SA
3.250% due 07/23/2027 (i)	EUR	900	1,058

Polestar Re Ltd.
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		$300	316
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		800	835

Quercus II Re DAC
13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	250	294

Sanders Re III Ltd.
15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		$1,815	1,071

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	18,731	4,059

Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$250	262
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		250	261

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (i)		8,400	7,821

Ursa Re II Ltd.
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		250	250

Ursa Re Ltd.
11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		400	408
12.910% (JMMMUSTF + 9.250%) due 12/07/2028 ~		900	936

Veraison Re Ltd.
16.240% (BRMMUSDF + 12.630%) due 03/10/2031 ~		700	711

Winston RE Ltd.
15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~		700	742

			40,891

INDUSTRIALS 21.1%

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033		3,520	3,233

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altice France SA
4.750% due 10/15/2030	EUR	2,772	$3,072
6.500% due 04/15/2032 (i)		$1,864	1,788
6.875% due 10/15/2030 (i)		832	808
6.875% due 07/15/2032 (i)		1,601	1,537
9.500% due 11/01/2029 (i)		1,008	1,041

ams-OSRAM AG
10.500% due 03/30/2029 (i)	EUR	5,100	6,264
12.250% due 03/30/2029 (i)		$3,150	3,362

APLD ComputeCo LLC
9.250% due 12/15/2030 (i)		250	245

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (i)		3,800	3,540
10.375% due 03/31/2029 (i)	GBP	1,600	1,974

Beignet Investor LLC
6.581% due 05/30/2049 (i)		$14,050	14,857

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029 (i)		2,870	2,498

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029 (i)		3,320	2,818

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028 (i)		635	629
7.500% due 05/15/2030 (i)	EUR	400	488

Cogent Communications Group LLC/Cogent Finance, Inc.
7.000% due 06/15/2027 (i)		$580	582

Directv Financing LLC
8.875% due 02/01/2030 (i)		800	810

DISH DBS Corp.
5.250% due 12/01/2026		4,820	4,678
5.750% due 12/01/2028		17,600	17,290
7.750% due 07/01/2026		2,500	2,471

Ecopetrol SA
4.625% due 11/02/2031 (i)		1,900	1,704
7.750% due 02/01/2032 (i)		12,800	13,189
8.375% due 01/19/2036 (i)		240	247
8.875% due 01/13/2033 (i)		500	534

EW Scripps Co.
9.875% due 08/15/2030 (i)		1,100	1,099

Gray Media, Inc.
9.625% due 07/15/2032		400	415

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)		2,546	2,546

Incora Top Holdco LLC
6.000% due 01/30/2033 «(h)		1,799	2,807

INEOS Finance PLC
7.250% due 03/31/2031 (i)	EUR	500	509

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031 (i)		$2,202	2,220

MPH Acquisition Holdings LLC
5.750% due 12/31/2030 (i)		5,000	4,392

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)(i)		3,280	3,472

National Mentor Holdings, Inc.
10.500% due 12/15/2030		1,800	1,811

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		3,878	2,880

Nissan Motor Co. Ltd.
7.500% due 07/17/2030		400	420

Ocado Group PLC
10.500% due 08/08/2029 (i)	GBP	3,900	5,300
11.000% due 06/15/2030 (i)		1,700	2,319

Petroleos Mexicanos
6.700% due 02/16/2032 (i)		$1,978	1,974
6.840% due 01/23/2030 (i)		800	813
8.750% due 06/02/2029 (i)		1,489	1,597

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (i)		1,600	1,683

ProFrac Holdings II LLC
10.902% (TSFR3M + 7.250%) due 01/23/2029 ~(i)		2,584	2,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	90	$140

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
8.250% due 05/15/2030 (i)	EUR	4,800	5,455
9.500% due 05/15/2030 (i)		$1,200	1,199

U.S. Renal Care, Inc.
10.625% due 06/28/2028		4,470	3,833

Ubisoft Entertainment SA
0.878% due 11/24/2027 (i)	EUR	3,200	3,467

Vale SA
0.000% due 12/29/2049 ~(f)	BRL	10,300	771

Venture Global LNG, Inc.
9.500% due 02/01/2029 (i)		$2,220	2,302

Viridien
8.500% due 10/15/2030 (i)	EUR	1,989	2,457
10.000% due 10/15/2030 (i)		$1,262	1,332

VZ Secured Financing BV
7.500% due 01/15/2033		1,700	1,724

Xerox Corp.
13.500% due 04/15/2031		100	82

			151,320

UTILITIES 3.5%

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	15	244

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (b)		$17,124	7,620

OI SA (8.500% PIK)
8.500% due 12/31/2028 (b)		35,764	425

Peru LNG SRL
5.375% due 03/22/2030 (i)		7,938	7,693

Petersen Claim Units
1.000% due 12/31/2099 «(h)		28	818

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (i)		7,325	7,042
8.625% due 06/15/2032 (i)		1,200	1,183

			25,025

Total Corporate Bonds & Notes (Cost $252,906)			217,236

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Ubisoft Entertainment SA
2.375% due 11/15/2028	EUR	1,200	1,380

Total Convertible Bonds & Notes (Cost $1,343)			1,380

U.S. GOVERNMENT AGENCIES 6.8%

Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.500% due 02/25/2059 - 11/25/2061 ~(i)		$14,677	13,965
4.750% due 08/25/2058 ~(i)		7,888	7,708

Federal Home Loan Mortgage Corp. STACR REMICS Trust
10.974% due 01/25/2042 •(i)		2,000	2,107
11.374% due 10/25/2041 •(i)		7,400	7,730
11.674% due 11/25/2041 •(i)		6,229	6,550

Federal National Mortgage Association Connecticut Avenue Securities Trust
9.874% due 10/25/2041 •(i)		4,755	4,912
13.374% due 03/25/2042 •(i)		5,200	5,670

Total U.S. Government Agencies (Cost $46,850)			48,642

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Bonds
4.875% due 08/15/2045 (m)		386	390

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
4.250% due 08/15/2035 (k)(m)		$724	$729

Total U.S. Treasury Obligations (Cost $1,138)			1,119

NON-AGENCY MORTGAGE-BACKED SECURITIES 29.1%

225 Liberty Street Trust
4.649% due 02/10/2036 ~(i)		14,239	13,162

245 Park Avenue Trust
3.657% due 06/05/2037 ~(i)		2,680	2,592

Ashford Hospitality Trust
7.023% due 04/15/2035 •(i)		14,536	14,461

Banc of America Funding Trust
6.500% due 07/25/2047		825	642

BBCCRE Trust
4.563% due 08/10/2033 ~(i)		5,370	3,924

BBCMS Mortgage Trust
3.688% due 02/15/2053 ~(i)		4,785	2,941

BCAP LLC Trust
0.626% due 11/27/2036 •(i)		38,346	8,412
3.777% due 04/25/2038 ~(i)		2,885	2,249

BCP Trust
7.503% due 06/15/2038 •(i)		5,500	292

Beast Mortgage Trust
7.315% due 03/15/2036 •(i)		6,750	1,441
8.315% due 03/15/2036 •(i)		2,500	350

BMO Mortgage Trust
3.269% due 02/17/2055 ~(i)		9,615	9,022
3.939% due 02/17/2055 ~(i)		11,000	8,152

BSST Mortgage Trust
9.251% due 02/15/2037 •(i)		8,800	366
10.251% due 02/15/2037 •		1,500	31

CHL Mortgage Pass-Through Trust
6.500% due 01/25/2038 (i)		13,822	5,868

CLNY Trust
6.174% due 11/15/2038 •(i)		2,300	2,171
6.870% due 11/15/2038 •(i)		3,400	3,013

CSMC Trust
6.994% due 07/15/2032 •(i)		12,000	11,966

DOLP Trust
3.704% due 05/10/2041 ~(i)		14,250	10,658

GSMSC Resecuritization Trust
3.468% due 11/26/2037 (i)		11,522	10,973

JP Morgan Chase Commercial Mortgage Securities Trust
6.098% due 12/15/2031 •(i)		5,025	4,903
6.305% due 06/15/2038 •(i)		3,276	2,756
6.965% due 03/15/2036 •(i)		2,000	1,022
7.505% due 06/15/2038 •		250	164
7.715% due 03/15/2036 •(i)		19,256	7,725
8.715% due 03/15/2036 •		1,325	202

MRCD Mortgage Trust
2.718% due 12/15/2036 (i)		16,198	9,478

New Orleans Hotel Trust
6.487% due 04/15/2032 •(i)		12,700	12,594

New Residential Mortgage Loan Trust
3.832% due 11/25/2059 ~(i)		15,500	9,146

Project Cashmere
0.000% due 12/30/2057 «(a)	AUD	6,100	4,071
7.563% due 12/30/2057 «(a)		2,400	1,602
8.643% due 12/30/2057 «(a)		2,700	1,802

SFO Commercial Mortgage Trust
6.264% due 05/15/2038 •		$340	339
6.764% due 05/15/2038 •(i)		6,500	6,457

Stratton Hawksmoor PLC
5.834% due 02/25/2053 •(i)	GBP	3,800	5,100
6.584% due 02/25/2053 •(i)		8,379	11,246

Uropa Securities PLC
3.369% due 10/10/2040 •(i)	EUR	2,640	2,783

WaMu Mortgage Pass-Through Certificates Trust
4.746% due 10/25/2045 •(i)		$7,242	6,397

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Commercial Mortgage Trust
4.928% due 12/15/2039 ~(i)		$8,600	$8,041

Total Non-Agency Mortgage-Backed Securities (Cost $258,228)			208,514

ASSET-BACKED SECURITIES 29.0%

AUTOMOBILE ABS OTHER 0.4%

Flagship Credit Auto Trust
0.000% due 06/15/2029 «		25	0

Santander Bank Auto Credit-Linked Notes
7.762% due 06/15/2032		651	663
10.171% due 06/15/2032		844	870
13.030% due 06/15/2032		977	1,020

			2,553

AUTOMOBILE SEQUENTIAL 0.7%

CPS Auto Securitization Trust
11.000% due 06/16/2032 «		4,886	4,963

HOME EQUITY OTHER 18.9%

ACE Securities Corp. Home Equity Loan Trust
4.266% due 04/25/2036 •(i)		24,347	19,521
4.286% due 08/25/2036 •(i)		20,712	4,717

Aegis Asset-Backed Securities Trust
4.821% due 06/25/2035 •(i)		4,500	1,396

Bear Stearns Asset-Backed Securities I Trust
4.896% due 07/25/2034 •(i)		3,718	3,985

BNC Mortgage Loan Trust
4.136% due 05/25/2037 •(i)		16,250	14,165

Countrywide Asset-Backed Certificates Trust
4.106% due 06/25/2047 •(i)		15,224	12,735
4.221% due 06/25/2047 •(i)		10,582	9,561
4.816% due 08/25/2047 •(i)		2,000	1,788

GSAMP Trust
4.266% due 05/25/2046 •(i)		13,965	12,576
4.791% due 07/25/2045 •(i)		15,226	11,728

Home Equity Mortgage Loan Asset-Backed Trust
4.761% due 10/25/2035 •(i)		11,200	9,924

HSI Asset Securitization Corp. Trust
4.656% due 12/25/2035 •(i)		13,243	10,431

Long Beach Mortgage Loan Trust
5.421% due 02/25/2035 •(i)		10,308	9,509

Merrill Lynch Mortgage Investors Trust
4.896% due 04/25/2036 •(i)		5,986	5,231

Saxon Asset Securities Trust
4.136% due 01/25/2047 •(i)		1,712	1,648

Structured Asset Securities Corp. Mortgage Loan Trust
5.271% due 02/25/2036 •(i)		6,876	6,629

			135,544

WHOLE LOAN COLLATERAL 3.0%

First Franklin Mortgage Loan Trust
4.156% due 10/25/2036 •(i)		14,884	12,550

Securitized Asset-Backed Receivables LLC Trust
4.446% due 11/25/2035 •(i)		5,148	4,480

Specialty Underwriting & Residential Finance Trust
5.646% due 12/25/2035 •(i)		4,749	4,635

			21,665

OTHER ABS 6.0%

College Avenue Student Loans Trust
0.000% due 06/25/2054 «		5	2,786
8.660% due 06/25/2054		914	976

Cologix Canadian Issuer LP
7.740% due 01/25/2052	CAD	5,400	3,863

Deer Park CLO DAC
0.000% due 10/15/2034 ~	EUR	4,000	2,331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke Funding VI Ltd.
7.750% due 04/08/2039 •(i)		$125,567	$9,719

LendingPoint Pass-Through Trust
0.000% due 04/15/2028 «		7,600	993
0.000% due 05/15/2028		7,554	993

RR 1 LLC
0.000% due 07/15/2117 ~		3,200	426

RR 17 Ltd.
0.000% due 07/15/2034 ~		4,000	1,779

RR 7 Ltd.
0.000% due 01/15/2120 ~		14,600	3,807

SMB Private Education Loan Trust
0.000% due 11/16/2054 «		9	6,960
0.000% due 02/16/2055 «		5	4,758

Upstart Securitization Trust
7.410% due 09/20/2035		3,500	3,475

			42,866

Total Asset-Backed Securities (Cost $249,182)			207,591

SOVEREIGN ISSUES 6.4%

Angola Government International Bonds
8.000% due 11/26/2029		700	684

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		560	479
3.500% due 07/09/2041 þ		1,700	1,180
4.125% due 07/09/2035 þ		1,100	821

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		1,578	1,522

Dominican Republic International Bonds
10.500% due 03/15/2037 (i)	DOP	427,900	7,297

Ecuador Government International Bonds
0.000% due 07/31/2030 (e)(i)		$2,700	2,314
6.900% due 07/31/2030 þ(i)		4,100	4,067

Egypt Government International Bonds
6.375% due 04/11/2031 (i)	EUR	1,000	1,209

Romania Government International Bonds
5.875% due 07/11/2032 (i)		5,600	6,869
6.250% due 09/10/2034		5,500	6,792

Russia Foreign Bonds - Eurobond
5.625% due 04/04/2042		$8,800	6,160
5.875% due 09/16/2043		200	137

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	240,100	5,587
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		27,900	649

Total Sovereign Issues (Cost $39,909)			45,767

		SHARES
COMMON STOCKS 7.1%

CONSUMER DISCRETIONARY 0.0%

Steinhoff International Holdings NV «(c)(h)		39,030,044	0

West Marine «(c)(h)		8,371	53

			53

FINANCIALS 1.6%

Banca Monte dei Paschi di Siena SpA		1,073,500	11,430

HEALTH CARE 4.5%

AmSurg Corp. «(c)(h)		718,727	32,281

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	67

Consolidated Schedule of Investments	PIMCO Access Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 1.0%

Incora New Equity «(c)(h)	80,167	$3,105

Luxco Co. Ltd. «(c)(h)	214,398	3,782

		6,887

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(c)(h)	3,863	193

Total Common Stocks (Cost $39,960)		50,844

WARRANTS 0.0%

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	14,259	0

Total Warrants (Cost $0)		0

PREFERRED SECURITIES 5.9%

BANKING & FINANCE 0.0%

ADLER Group SA «	3,298,852	0

INDUSTRIALS 5.9%

Atlas Re Ltd. «	59	5,947

Clover Holdings, Inc.
0.000% «(h)	12,441	239

	SHARES	MARKET VALUE (000S)

Mustang Express Ltd.
0.000% «	21,186	$21,400

SVB Financial Trust
0.000% due 11/07/2032 (e)	19,600	3
11.000% due 11/07/2032	4,403	2,098

Syniverse Holdings, Inc. «(h)	12,788,269	12,409

		42,096

Total Preferred Securities (Cost $42,612)		42,096

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (g)	118,413	119

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.6%
3.766% due 01/08/2026 - 04/21/2026 (d)(e)(m)	$4,144	4,119

Total Short-Term Instruments (Cost $4,237)		4,238

Total Investments in Securities (Cost $1,218,543)		1,109,295

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.8%

COMMON STOCKS 0.9%

AFFILIATED INVESTMENTS 0.9%

Market Garden «(h)	6,322,213	$6,506

Total Common Stocks (Cost $6,322)		6,506

SHORT-TERM INSTRUMENTS 8.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%

PIMCO Short-Term Floating NAV Portfolio III	6,562,949	63,930

Total Short-Term Instruments (Cost $63,872)		63,930

Total Investments in Affiliates (Cost $70,195)		70,436

Total Investments 164.8% (Cost $1,288,738)		$1,179,731

Financial Derivative Instruments (j)(l) (0.3)% (Cost or Premiums, net $12,512)		(2,476)

Other Assets and Liabilities, net (64.5)%		(461,315)

Net Assets 100.0%		$715,940

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Coupon represents a 7-Day Yield.
(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$30,032	$32,281	4.51%
Clover Holdings, Inc.	12/09/2024 - 03/10/2025	187	239	0.03
Incora New Equity	01/31/2025	3,894	3,105	0.44
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 11/03/2025	1,799	2,807	0.39
Luxco Co. Ltd.	10/01/2025	3,777	3,782	0.53
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	43	193	0.03
Market Garden	03/13/2024	6,322	6,506	0.91
Petersen Claim Units 1.000% due 12/31/2099	12/08/2025 - 12/16/2025	803	818	0.11
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	12,622	12,409	1.73
West Marine	09/12/2023	120	53	0.01

		$59,599	$62,193	8.69%

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BPS	0.000%	11/28/2025	TBD (2)		EUR	(362)	$(425)
	2.251	12/19/2025	03/18/2026			(885)	(1,041)
	3.880	12/12/2025	TBD	(2)	$	(1,565)	(1,569)
	4.830	11/13/2025	05/13/2026			(4,789)	(4,823)
	4.910	11/13/2025	05/13/2026			(6,836)	(6,884)
	4.940	10/23/2025	04/23/2026			(49,385)	(49,916)
BRC	1.500	09/29/2025	TBD	(2)	EUR	(323)	(381)
	1.500	10/17/2025	TBD	(2)		(422)	(498)
	1.650	11/14/2025	TBD	(2)		(451)	(531)
	2.000	09/25/2025	TBD	(2)		(3,460)	(4,088)
	3.250	12/19/2025	TBD	(2)	GBP	(100)	(135)
	3.350	12/19/2025	TBD	(2)		(1,857)	(2,506)
	3.580	12/12/2025	TBD	(2)	$	(1,214)	(1,216)
	3.983	10/01/2025	02/02/2026			(4,841)	(4,891)
	4.810	10/31/2025	01/30/2026			(10,793)	(10,894)
	4.890	12/10/2025	03/10/2026			(1,854)	(1,860)
	4.910	10/31/2025	01/30/2026			(22,218)	(22,431)
	4.910	12/09/2025	02/09/2026			(4,398)	(4,413)
	4.910	12/19/2025	04/20/2026			(4,252)	(4,260)
	5.033	10/01/2025	02/02/2026			(262)	(266)
	5.090	10/08/2025	01/08/2026			(6,246)	(6,322)
	5.110	10/22/2025	01/22/2026			(2,187)	(2,210)
BYR	4.210	10/21/2025	01/21/2026			(15,617)	(15,767)
	4.210	11/03/2025	02/03/2026			(8,970)	(9,038)
	4.210	12/03/2025	03/03/2026			(4,139)	(4,155)
	4.210	12/09/2025	03/03/2026			(198)	(199)
	4.210	12/31/2025	01/21/2026			(2,271)	(2,271)
CEW	4.330	11/26/2025	02/26/2026			(14,200)	(14,264)
	5.233	11/19/2025	01/20/2026			(1,483)	(1,492)
DBL	2.050	09/04/2025	TBD	(2)	EUR	(2,012)	(2,380)
	2.170	12/08/2025	TBD	(2)		(899)	(1,058)
	3.900	12/12/2025	TBD	(2)	$	(963)	(965)
	3.950	12/12/2025	TBD	(2)		(5,946)	(5,960)
	3.950	12/15/2025	TBD	(2)		(1,061)	(1,063)
	4.330	12/12/2025	01/09/2026			(6,175)	(6,191)
	4.665	12/19/2025	02/20/2026			(3,867)	(3,874)
	4.861	12/08/2025	02/06/2026			(14,093)	(14,140)
	4.961	12/08/2025	02/06/2026			(8,882)	(8,912)
	5.261	12/08/2025	02/06/2026			(7,346)	(7,373)
IND	4.400	12/18/2025	03/16/2026			(490)	(490)
JML	1.900	09/04/2025	TBD	(2)	EUR	(5,632)	(6,660)
MEI	2.300	11/18/2025	02/18/2026			(2,616)	(3,083)
	4.320	12/05/2025	03/04/2026		GBP	(3,002)	(4,060)
	4.560	11/24/2025	01/26/2026			(6,116)	(8,284)
MSB	4.710	12/30/2025	06/29/2026		$	(2,062)	(2,063)
	4.760	11/19/2025	05/18/2026			(475)	(478)
	4.810	11/05/2025	05/04/2026			(8,280)	(8,350)
	4.860	11/05/2025	05/04/2026			(3,812)	(3,845)
	4.960	11/05/2025	05/04/2026			(5,387)	(5,434)
MSC	3.250	12/12/2025	01/30/2026			(2,571)	(2,576)
MYI	2.705	12/05/2025	03/04/2026		EUR	(1,871)	(2,203)
	3.250	12/19/2025	TBD	(2)	GBP	(500)	(675)
	3.300	12/29/2025	TBD	(2)		(210)	(283)
MZF	4.830	12/17/2025	06/17/2026		$	(64,008)	(64,146)
RTA	4.295	11/20/2025	05/20/2026			(3,035)	(3,051)
	4.295	12/02/2025	06/02/2026			(6,476)	(6,501)
	4.295	12/11/2025	06/11/2026			(1,179)	(1,183)
	4.295	12/18/2025	06/18/2026			(4,298)	(4,305)
	4.350	12/10/2025	04/09/2026			(3,408)	(3,418)
	4.740	12/18/2025	06/18/2026			(9,163)	(9,181)
	4.850	12/10/2025	04/09/2026			(1,716)	(1,722)
	4.870	10/28/2025	04/28/2026			(1,224)	(1,236)
	4.920	10/28/2025	04/28/2026			(1,336)	(1,349)
SOG	3.970	12/12/2025	TBD	(2)		(5,174)	(5,186)
	3.990	12/12/2025	TBD	(2)		(11,138)	(11,163)
	4.470	10/07/2025	01/07/2026			(1,818)	(1,838)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	69

Consolidated Schedule of Investments	PIMCO Access Income Fund	(Cont.)

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
	4.470	10/08/2025	01/08/2026		$	(895)	$(905)
	4.710	12/18/2025	06/18/2026			(1,266)	(1,269)
	4.810	11/19/2025	05/19/2026			(3,236)	(3,257)
	4.860	11/07/2025	05/07/2026			(751)	(757)
UBS	2.090	09/25/2025	TBD	(2)	EUR	(5,614)	(6,635)
	2.150	06/11/2025	TBD	(2)		(240)	(286)
	2.150	12/23/2025	TBD	(2)		(658)	(774)
	2.190	09/25/2025	TBD	(2)		(913)	(1,079)
	2.220	12/03/2025	03/03/2026			(4,981)	(5,864)
	3.980	12/19/2025	TBD	(2)	GBP	(1,289)	(1,740)
	4.870	10/23/2025	01/23/2026		$	(7,951)	(8,028)
	4.890	10/03/2025	01/06/2026			(5,418)	(5,485)
	4.900	10/16/2025	04/16/2026			(8,456)	(8,546)
	4.990	10/03/2025	01/06/2026			(5,921)	(5,996)
	5.020	10/23/2025	01/23/2026			(4,304)	(4,346)

Total Reverse Repurchase Agreements							$(448,392)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BPS	$0	$(64,658)	$0	$(64,658)	$83,010	$18,352
BRC	0	(66,902)	0	(66,902)	85,320	18,418
BYR	0	(31,430)	0	(31,430)	36,773	5,343
CEW	0	(15,756)	0	(15,756)	16,964	1,208
DBL	0	(51,916)	0	(51,916)	66,523	14,607
IND	0	(490)	0	(490)	534	44
JML	0	(6,660)	0	(6,660)	6,264	(396)
MEI	0	(15,427)	0	(15,427)	19,391	3,964
MSB	0	(20,170)	0	(20,170)	28,514	8,344
MSC	0	(2,576)	0	(2,576)	3,362	786
MYI	0	(3,161)	0	(3,161)	3,736	575
MZF	0	(64,146)	0	(64,146)	87,062	22,916
RTA	0	(31,946)	0	(31,946)	38,365	6,419
SOG	0	(24,375)	0	(24,375)	29,893	5,518
UBS	0	(48,779)	0	(48,779)	63,779	15,000

Total Borrowings and Other Financing Transactions	$0	$(448,392)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(23,356)	$(38,134)	$(56,652)	$(118,142)
U.S. Government Agencies	0	(5,838)	(12,917)	(17,417)	(36,172)
Non-Agency Mortgage-Backed Securities	0	(66,122)	(31,704)	(48,109)	(145,935)
Asset-Backed Securities	0	(3,527)	(7,373)	(111,989)	(122,889)
Sovereign Issues	0	(6,191)	0	(19,063)	(25,254)

Total Borrowings	$0	$(105,034)	$(90,128)	$(253,230)	$(448,392)

Payable for reverse repurchase agreements					$(448,392)

(i)	Securities with an aggregate market value of $569,789 and cash of $1,882 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(430,743) at a weighted average interest rate of 4.959%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

70	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	18	$	(4,334)	$69	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	16		(3,859)	54	0	0

Total Futures Contracts					$123	$0	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
										Asset	Liability
Venture Global LNG, Inc.	5.000%	Quarterly	12/20/2030	4.628%	$	5,300	$94	$(8)	$86	$14	$0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.409	EUR	400	(39)	(3)	(42)	2	0
Worldline SA/France	5.000	Quarterly	12/20/2028	11.085		100	(14)	(2)	(16)	1	0
Worldline SA/France	5.000	Quarterly	12/20/2030	10.384		3,100	(572)	(46)	(618)	18	0

							$(531)	$(59)	$(590)	$35	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	1,500	$(8)	$16	$8	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	$	2,600	1	52	53	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027		239,300	2,406	(433)	1,973	0	(127)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028		84,900	1,218	(235)	983	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,400	(26)	12	(14)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		111,900	(1,026)	(392)	(1,418)	0	(168)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		8,500	(139)	168	29	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		5,250	102	196	298	16	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		25,600	6,320	4,111	10,431	65	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		17,400	4,191	2,735	6,926	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.400	Annual	12/21/2052		22,900	40	2,874	2,914	72	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	EUR	7,800	676	3,976	4,652	18	0
Receive (5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		22,900	313	3,163	3,476	14	0

							$14,068	$16,243	$30,311	$253	$(375)

Total Swap Agreements							$13,537	$16,184	$29,721	$288	$(375)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$288	$288	$0	$ 0	$ (375)	$ (375)

(k)
Securities with an aggregate market value of $611 and cash of $13,578 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	71

Consolidated Schedule of Investments	PIMCO Access Income Fund	(Cont.)

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	EUR	1,240		$1,464	$6	$0
	01/2026		$924	GBP	702	22	0
	02/2026	DOP	118,241		$1,856	5	(4)

BPS	01/2026	EUR	464		544	0	(1)
	01/2026		$1,232	EUR	1,048	1	(1)
	05/2026		149	KWD	45	0	(1)
	06/2026		107		33	0	0
	07/2026		67		20	0	0
	06/2027		52		16	0	0
	05/2029	KWD	238		$820	33	0
	07/2029		17		60	2	0
	05/2030		163		560	20	0

BRC	01/2026		$1,008	TRY	45,482	34	0
	01/2026	ZAR	4,055		$234	0	(10)
	02/2026		$3,505	TRY	159,751	91	0
	03/2026		3,420		156,437	41	0

BSH	01/2026	JPY	3,598		$23	0	0

CBK	01/2026	DOP	8,823		136	0	(3)
	01/2026	EUR	623		733	1	0
	01/2026		$819	EUR	703	7	0

DUB	01/2026	ZAR	7,226		$415	0	(21)

FAR	01/2026	GBP	15,174		19,926	0	(527)
	01/2026	ZAR	5,010		291	0	(11)

GLM	01/2026	DOP	115,838		1,870	47	0
	01/2026	ZAR	3,726		216	0	(9)
	02/2026	DOP	21,923		347	3	0
	02/2026		$80	TRY	3,633	2	0
	03/2026	DOP	56,618		$878	3	(12)
	05/2026		53,170		812	0	(12)

JPM	01/2026	HKD	33,004		4,247	4	0
	01/2026	ZAR	1,366		80	0	(3)

MBC	01/2026	CAD	5,348		3,800	0	(99)
	01/2026	EUR	2,511		2,914	0	(38)

NGF	03/2026		$1,376	TRY	62,897	15	0

SCX	01/2026	JPY	2,630		$17	0	0
	01/2026		$4,516	EUR	3,883	49	0

SOG	01/2026	EUR	115,535		$133,762	0	(2,073)
	01/2026	JPY	10,442		67	0	0

UAG	01/2026	ZAR	7,078		407	0	(20)

Total Forward Foreign Currency Contracts						$386	$(2,845)

72	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)		Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
										Asset	Liability
BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	2.346%		$900	$(174)	$141	$0	$(33)
BRC	Egypt Government International Bonds	1.000	Quarterly	12/20/2028	2.020		3,000	(520)	436	0	(84)
	Egypt Government International Bonds	1.000	Quarterly	06/20/2029	2.215		800	(171)	140	0	(31)
CBK	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525		400	(47)	45	0	(2)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	824	0	7	7	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	1,441	0	13	13	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525		900	(83)	78	0	(5)
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	5.239		400	(30)	30	0	0

								$(1,025)	$890	$20	$(155)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS

Counterparty	Pay/Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	AP Core Holdings II, LLC	1-Day USD-SOFR Compounded-OIS	Maturity	09/01/2027	$204	$0	$205	$205	$0

Total Swap Agreements							$(1,025)	$1,095	$225	$(155)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$33	$0	$0	$33	$(4)	$0	$0	$(4)	$29	$0	$29
BPS	56	0	205	261	(3)	0	(33)	(36)	225	0	225
BRC	166	0	0	166	(10)	0	(115)	(125)	41	0	41
CBK	8	0	0	8	(3)	0	(2)	(5)	3	0	3
DUB	0	0	20	20	(21)	0	0	(21)	(1)	0	(1)
FAR	0	0	0	0	(538)	0	0	(538)	(538)	343	(195)
GLM	55	0	0	55	(33)	0	0	(33)	22	0	22
GST	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
JPM	4	0	0	4	(3)	0	0	(3)	1	0	1
MBC	0	0	0	0	(137)	0	0	(137)	(137)	0	(137)
NGF	15	0	0	15	0	0	0	0	15	0	15
SCX	49	0	0	49	0	0	0	0	49	0	49
SOG	0	0	0	0	(2,073)	0	0	(2,073)	(2,073)	2,332	259
UAG	0	0	0	0	(20)	0	0	(20)	(20)	0	(20)

Total Over the Counter	$386	$0	$225	$611	$(2,845)	$0	$(155)	$(3,000)

(m)
Securities with an aggregate market value of $2,675 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦
Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	73

Consolidated Schedule of Investments	PIMCO Access Income Fund	(Cont.)

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$35	$0	$0	$253	$288

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$386	$0	$386
Swap Agreements	0	225	0	0	0	225

	$0	$225	$0	$386	$0	$611

	$0	$260	$0	$386	$253	$899

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$375	$375

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,845	$0	$2,845
Swap Agreements	0	155	0	0	0	155

	$0	$155	$0	$2,845	$0	$3,000

	$0	$155	$0	$2,845	$375	$3,375

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$110	$110
Swap Agreements	0	21	0	0	(1,758)	(1,737)

	$0	$21	$0	$0	$(1,648)	$(1,627)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$159	$0	$159
Swap Agreements	0	301	0	0	8	309

	$0	$301	$0	$159	$8	$468

	$0	$322	$0	$159	$(1,640)	$(1,159)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(197)	$(197)
Swap Agreements	0	(60)	0	0	4,564	4,504

	$0	$(60)	$0	$0	$4,367	$4,307

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,427	$0	$2,427
Swap Agreements	0	925	0	0	206	1,131

	$0	$925	$0	$2,427	$206	$3,558

	$0	$865	$0	$2,427	$4,573	$7,865

74	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December
 31, 2025 in valuing the Fund’s assets and
 liabilities
:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$189,290	$92,578	$281,868
Corporate Bonds & Notes
Banking & Finance	0	40,597	294	40,891
Industrials	0	145,967	5,353	151,320
Utilities	0	23,963	1,062	25,025
Convertible Bonds & Notes
Industrials	0	1,380	0	1,380
U.S. Government Agencies	0	48,642	0	48,642
U.S. Treasury Obligations	0	1,119	0	1,119
Non-Agency Mortgage-Backed Securities	0	201,039	7,475	208,514
Asset-Backed Securities
Automobile ABS Other	0	2,553	0	2,553
Automobile Sequential	0	0	4,963	4,963
Home Equity Other	0	135,544	0	135,544
Whole Loan Collateral	0	21,665	0	21,665
Other ABS	0	27,369	15,497	42,866
Sovereign Issues	0	45,767	0	45,767
Common Stocks
Consumer Discretionary	0	0	53	53
Financials	0	11,430	0	11,430
Health Care	0	0	32,281	32,281
Industrials	0	0	6,887	6,887
Real Estate	0	0	193	193
Preferred Securities
Industrials	0	2,101	39,995	42,096
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Mutual Funds	0	119	0	119
U.S. Treasury Bills	0	4,119	0	4,119

	$0	$902,664	$206,631	$1,109,295

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$0	$0	$6,506	$6,506
Short-Term Instruments
Central Funds Used for Cash Management Purposes	63,930	0	0	63,930

	$63,930	$0	$6,506	$70,436

Total Investments	$63,930	$902,664	$213,137	$1,179,731

Short Sales, at Value - Liabilities
Loan Participations and Assignments	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	288	0	288
Over the counter	0	591	20	611

	$0	$879	$20	$899

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(375)	0	(375)
Over the counter	0	(3,000)	0	(3,000)

	$0	$(3,375)	$0	$(3,375)

Total Financial Derivative Instruments	$0	$(2,496)	$20	$(2,476)

Totals	$63,930	$900,168	$213,157	$1,177,255

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$69,500	$5,317	$(9,839)	$187	$25	$(182)	$29,569	$(1,999)	$92,578	$(117)
Corporate Bonds & Notes
Banking & Finance	58	294	(55)	0	0	(3)	0	0	294	0
Industrials	7,749	238	(4,118)	82	0	1,402	0	0	5,353	343
Utilities	0	976	0	(1)	0	87	0	0	1,062	87
Non-Agency Mortgage-Backed Securities	0	7,324	0	0	0	151	0	0	7,475	151
Asset-Backed Securities
Automobile Sequential	5,082	0	(114)	0	0	(5)	0	0	4,963	(3)
Other ABS	16,763	0	0	0	0	(272)	0	(994)	15,497	(279)
Common Stocks
Consumer Discretionary	53	0	0	0	0	0	0	0	53	0
Health Care	32,448	0	0	0	0	(167)	0	0	32,281	(167)
Industrials	2,709	3,776	0	0	0	402	0	0	6,887	402
Real Estate (3)	16	0	0	0	0	177	0	0	193	177
Preferred Securities
Industrials	17,611	22,151	0	0	0	233	0	0	39,995	233

	$151,989	$40,076	$(14,126)	$268	$25	$1,823	$29,569	$(2,993)	$206,631	$827

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	75

Consolidated Schedule of Investments	PIMCO Access Income Fund	(Cont.)

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)
Investments in Affiliates
Common Stocks
Affiliated Investments	$9,950	$0	$(3,786)	$0	$0	$342	$0	$0	$6,506	$283

Financial Derivative Instruments - Assets
Over the counter	$24	$0	$(6)	$0	$0	$2	$0	$0	$20	$2

Totals	$161,963	$40,076	$(17,918)	$268	$25	$2,167	$29,569	$(2,993)	$213,157	$1,112

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$14,345	Comparable Companies	EBITDA Multiple	X	16.360	—
	36,057	Discounted Cash Flow	Discount Rate		4.814-22.746	8.184
	4,684	Indicative Market Quotation	Broker Quote		101.250	—
	37,492	Third Party Vendor	Broker Quote		100.250-122.000	117.454
Corporate Bonds & Notes
Banking & Finance	294	Recent Transaction	Purchase price		100.000	—
Industrials	5,353	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000	—
Utilities	244	Indicative Market Quotation	Broker Quote	EUR	14.125	—
	818	Recent Transaction	Purchase Price		2,920.000	—
Non-Agency Mortgage-Backed Securities	7,475	Recent Transaction	Purchase Price		100.000	—
Asset-Backed Securities
Automobile Sequential	4,963	Discounted Cash Flow	Discount Rate		10.420	—
Other ABS	15,497	Discounted Cash Flow	Discount Rate		12.000-15.000	13.173
Common Stocks
Consumer Discretionary	53	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	0.500	—
Health Care	32,281	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	3,105	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000	—
	3,782	Indicative Market Quotation	Broker Quote	EUR	15.012	—
Real Estate	193	Other Valuation Techniques (4)	—		$—	—
Preferred Securities
Industrials	239	Comparable Companies	Revenue/ EBITDA Multiple	X	4.625/18.00	—
	12,409	Discounted Cash Flow	Discount Rate		14.350	—
	21,400	Recent Transaction	Purchase Price		$100.000-1,052.632	290.526
	5,947	Sum Of The Parts	Discount Rate		3.718	—
Investments in Affiliates
Common Stocks
Affiliated Investments	6,506	Sum Of The Parts	Discount rate/mortality assumption		15.323/2015 ANB VBT Mortality Table

76	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Financial Derivative Instruments - Assets
Over the counter	$20	Indicative Market Quotation	Broker Quote	0.497-0.524	0.514

Total	$213,157

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	77

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 36.2%

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		$30,300	$30,519

Altice France SA
6.391% - 7.966% (EUR003M + 4.375%) due 04/30/2028 ~	EUR	154	179
6.391% - 7.966% (EUR003M + 4.375%) due 10/30/2028 ~		2,767	3,224
6.391% - 7.966% (TSFR3M + 4.125%) due 04/30/2028 ~		$1,536	1,522
8.891% (EUR003M + 6.875%) due 05/31/2031 ~	EUR	1,150	1,354
6.391% - 7.966% (TSFR3M + 5.063%) due 10/30/2028 ~		$18,300	18,123
10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		68,568	68,640

AP Core Holdings II LLC
9.331% (TSFR1M + 5.500%) due 09/01/2027 ~		2,756	2,759

Aston XLN Topco Ltd.
10.088% due 07/30/2032 «~	GBP	12,658	16,747

Bausch Health Cos., Inc.
9.966% (TSFR1M + 6.250%) due 10/08/2030 ~		$29,236	28,629

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~		93,873	79,820

Cerba Healthcare SAS
5.762% - 9.331% (EUR006M + 3.700%) due 06/30/2028 ~	EUR	15,900	13,880
6.012% - 8.831% (EUR006M + 3.950%) due 02/16/2029 ~		10,450	9,097
6.012% - 8.831% (EUR006M + 5.450%) due 02/16/2029 ~		1,100	960

Circor International, Inc.
TBD% - 10.088% due 06/20/2029 «~µ		$1,066	1,094

Clover Holdings 2 LLC
0.250% - 10.448% due 12/10/2029 ~		6,575	6,519

Comexposium
TBD% due 03/28/2026 «	EUR	83,116	119,167
1.138% - 9.868% due 10/16/2031 «~		6,310	9,047

Coreweave Compute Acquisition Co. II LLC
13.292% (TSFR3M + 9.620%) due 07/31/2028 «~		$15,862	16,542

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		52,495	54,270

Databricks, Inc.
TBD% due 01/03/2031 ~µ		2,809	2,858
TBD% due 01/05/2032 «µ		2,809	2,816
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		12,691	12,913

Dun & Bradstreet Corp.
0.500% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~µ		1,364	1,361
0.500% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~		13,642	13,517

Encina Private Credit LLC
TBD% - 19.000% due 11/30/2026 «~µ		1,354	1,313

Envalior Finance GmbH
7.566% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	16,200	18,634
9.340% (TSFR3M + 5.500%) due 04/01/2030 ~		$68,754	64,235

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~		16,223	16,223
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		117,292	120,811

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Espai Barca Fondo De Titulizacion
TBD% - 11.862% (EUR006M + 0.000%) due 06/30/2028 «~	EUR	23,363	$30,455

Finastra USA, Inc.
10.973% (TSFR3M + 7.250%) due 09/13/2029 ~		$382	385

Forward Air Corp.
8.338% (TSFR3M + 4.500%) due 12/19/2030 ~		78,209	77,823

Galaxy U.S. Opco, Inc.(5.840% Cash)
5.840% (TSFR3M + 2.000%) due 07/31/2030 ~		53,813	51,910

Gateway Casinos & Entertainment Ltd.
9.951% (TSFR3M + 6.250%) due 12/18/2030 ~		67,477	67,702

Gray Television, Inc.
9.123% (TSFR1M + 5.250%) due 06/04/2029 ~		243	244

Harp Finco Ltd.
8.723% due 03/27/2032 «~	GBP	19,324	25,578

Houghton Mifflin Harcourt Publishing Co.
TBD% due 04/09/2029		$3,097	2,741

iHeartCommunications, Inc.
9.606% (TSFR1M + 5.775%) due 05/01/2029 ~		15,009	13,782

INEOS U.S. Finance LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		32,073	26,110

Ivanti Software, Inc.
8.639% (TSFR3M + 4.750%) due 06/01/2029 ~		88,693	74,142
9.639% (TSFR3M + 5.750%) due 06/01/2029 ~		11,883	12,297

J&J Ventures Gaming LLC
8.831% (TSFR1M + 5.000%) due 04/26/2028 «~		9,276	9,369

Lealand Finance Co. BV
6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~		385	324

Lealand Finance Co. BV (7.830% Cash)
7.831% (TSFR1M + 4.000%) due 12/31/2027 ~		6,609	5,166

McAfee LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~		3,990	3,695

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «~(d)		17,815	937

MH Sub I LLC
7.966% (TSFR1M + 4.250%) due 12/31/2031 ~		4,950	4,259

Motion Finco SARL
7.172% - 7.216% (TSFR3M + 3.500%) due 11/12/2029 ~		9,962	8,860

MPH Acquisition Holdings LLC
7.590% (TSFR3M + 3.750%) due 12/31/2030 ~		1,002	1,006
8.702% (TSFR3M + 4.600%) due 12/31/2030 ~		36,326	34,237

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		67,686	54,782
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		5,819	5,488

OCS Group Holdings Ltd.
9.719% due 11/28/2031 ~	GBP	19,450	26,275

Paradigm Parent LLC
8.172% (TSFR3M + 4.500%) due 04/16/2032 ~		$29,620	26,163

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		170,696	158,778

Polaris Newco LLC
6.066% - 8.702% (EUR003M + 4.000%) due 06/02/2028 ~	EUR	30,550	34,187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.066% - 8.702% (TSFR3M + 3.750%) due 06/02/2028 ~		$71,087	$68,715

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	90,260	38,338

Project Alpha Intermediate Holding, Inc.
6.922% - 7.437% (TSFR3M + 3.250%) due 10/26/2030 ~		$6	6

Project Quasar Pledgco SLU
5.185% - 9.488% (EUR001M + 3.250%) due 04/17/2026 «~	EUR	9,888	11,379

Promotora de Informaciones SA
7.230% (EUR003M + 5.220%) due 06/29/2029 ~		9,802	11,577
7.480% (EUR003M + 5.470%) due 12/31/2029 ~		147,517	170,491

Puris LLC
9.436% (TSFR3M + 5.750%) due 06/30/2031 «~		$14,991	14,143

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		4,190	4,193

Republic of Kenya Government International Bonds
9.186% (PRIME + 5.400%) due 04/05/2028 «~		4,167	4,126

Softbank Vision Fund II
7.322% (TSFR3M + 3.650%) due 04/25/2029 «~		29,385	29,517

Spruce Bidco II, Inc.
TBD% - 10.088% due 01/30/2032 «~µ		2,245	2,245
0.500% - 10.088% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	192,401	1,241
0.500% - 10.088% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	1,795	1,319
0.500% - 10.088% (TSFR6M + 4.750%) due 01/30/2032 «~		$9,914	9,999

Steenbok Lux Finco 2 SARL
10.000% due 12/31/2028 ~	EUR	236,140	84,878

Stepstone Group MidCo 2 GmbH
6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~		48,100	53,560
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$43,123	40,463

Strategic Gaming Commitment
10.905% (TSFR3M + 7.000%) due 10/15/2030 «~		21,000	20,756

Subcalidora 2
7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	52,304	61,775

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		$135,130	130,872

Transnet SOC Ltd.
11.125% due 03/02/2028 «~	ZAR	147,214	8,915

U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ		$9,181	9,089
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		169,681	160,242
1.500% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~		73,450	71,981

Unicorn BAY
13.000% due 12/31/2026 «~	HKD	270,917	35,245

Upfield BV
8.300% due 12/31/2027 ~		$15,000	14,547

VEON Amsterdam BV
8.206% (TSFR3M + 4.250%) due 03/25/2027 «~		8,800	8,800

Westmoreland Coal Co.
8.000% due 03/15/2029 «~		7,231	3,073

X Corp.
9.500% due 10/26/2029 ~		12,050	12,031

78	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		$99,566	$98,037

Total Loan Participations and Assignments (Cost $2,797,681)			2,675,021

CORPORATE BONDS & NOTES 28.6%

BANKING & FINANCE 4.0%

Alamo Re Ltd.
12.014% (FHMMUSTF + 8.434%) due 06/07/2027 ~		1,250	1,331
15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		1,300	1,358

Ambac Assurance Corp.
5.100% due 12/31/2099 (j)		185	242

Armor Holdco, Inc.
8.500% due 11/15/2029 (m)		11,600	11,738

Armor RE II Ltd.
12.110% (BRMMUSDF + 8.500%) due 01/07/2032 ~		600	635
13.810% (BRMMUSDF + 10.200%) due 05/07/2031 ~		500	538

Bayou Re Ltd.
11.962% (BNMMDTSC + 8.332%) due 04/30/2031 ~		250	265
22.130% (BNMMDTSC + 18.500%) due 04/30/2031 ~		250	277

Blue Ridge Re Ltd.
7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~		400	400
9.580% (FHMMUSTF + 6.000%) due 01/08/2029 ~		300	300
11.580% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	250

BOI Finance BV
7.500% due 02/16/2027 (m)	EUR	9,000	10,907

Bonanza RE Ltd.
3.542% (T-BILL 3MO + 0.000%) due 01/08/2027 ~		$1,100	924
3.620% (MSMMUSTF + 0.000%) due 01/08/2026 ~		400	399

Cape Lookout Re Ltd.
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		6,500	6,737

Charles River Re Ltd.
11.262% (BNMMDTSC + 7.632%) due 05/10/2031 ~		250	262

Claveau Re Ltd.
17.250% due 07/08/2028 «		2,721	0

Corestate Capital Holding SA (10.000% Cash or 11.000% PIK)
10.000% due 12/31/2026 (d)	EUR	297	323

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2028 (d)		331	208

Country Garden Holdings Co. Ltd. (1.000% Cash or 2.500% PIK)
1.000% due 12/31/2032 «(d)		$1,266	76

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	3,500	1,104

Credit Suisse AG AT1 Claim		$5,060	1,493

East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		2,000	1,999
12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		1,100	1,120

Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~		4,260	4,491
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		4,260	4,492
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		4,260	4,522

Fairfax India Holdings Corp.
5.000% due 02/26/2028 (m)		12,350	11,875

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden Bear Re Ltd.
13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		$4,300	$4,304

Greengrove RE Ltd.
11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		1,500	1,561

Handshake Re Ltd.
4.160% (JMMMUSTF + 4.500%) due 01/08/2030 ~		300	300

Hestia Re Ltd.
10.380% (BNMMDTSC + 6.750%) due 03/13/2032 ~		500	516
11.880% (BNMMDTSC + 8.250%) due 03/13/2032 ~		500	520

Integrity RE III Ltd.
11.626% (T-BILL 1MO + 8.000%) due 06/06/2027 ~		250	259
13.292% (T-BILL 1MO + 9.750%) due 06/06/2027 ~		250	261
15.792% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		800	844
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		1,400	1,612

Integrity Re Ltd.
20.814% (FHMMUSTF + 17.234%) due 06/08/2026 ~		3,200	3,429
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		3,200	3,506

ION Platform Finance SARL
6.500% due 09/30/2030 (m)	EUR	13,400	15,277
7.875% due 05/01/2029 (m)		10,900	13,030

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (m)		$1,800	1,710

ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.625% due 05/01/2028 (m)		1,500	1,394
5.000% due 05/01/2028 (m)		5,000	4,663
5.750% due 05/15/2028 (m)		800	755
8.750% due 05/01/2029 (m)		13,938	14,135
9.000% due 08/01/2029 (m)		16,388	16,207
9.500% due 05/30/2029 (m)		2,140	2,169

Long Walk Reinsurance Ltd.
13.850% (BRMMUSDF + 10.240%) due 01/30/2031 ~		5,800	5,838

Longleaf Pine Re Ltd.
21.553% (GSMMUSTI + 17.932%) due 05/27/2031 ~		700	770

Nature Coast Re Ltd.
13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		1,200	1,247
13.621% (GSMMUSTI + 10.000%) due 12/07/2030 ~		824	849

New Immo Holding SA
3.250% due 07/23/2027 (m)	EUR	5,800	6,820

Orange Capital RE DAC
8.026% (EUR003M + 6.000%) due 01/17/2029 ~		300	367

Palm RE Ltd.
11.380% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$800	836
13.330% (BNMMDTSC + 9.700%) due 06/09/2031 ~		250	265

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (h)(m)		4,677	3,612

Polestar Re Ltd.
10.542% (T-BILL 3MO + 7.000%) due 01/08/2029 ~		400	400
12.542% (T-BILL 3MO + 9.000%) due 01/08/2029 ~		400	400
14.042% (T-BILL 3MO + 10.500%) due 01/08/2029 ~		250	250
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		2,300	2,420
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		6,500	6,782

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Purple Re Ltd.
12.786% (JMMMUSTF + 9.126%) due 06/06/2031 ~		$700	$737

Quercus II Re DAC
13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	1,700	1,998

Quercus Re DAC
10.050% (EUR003M + 8.000%) due 01/06/2031 ~		300	361

Sabine Re Ltd.
12.150% (BNMMDTSC + 8.520%) due 04/07/2031 ~		$300	314

Sanders Re III Ltd.
15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		11,610	6,850

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	57,661	12,495

Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$2,200	2,304
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		1,300	1,357
12.988% (BRMMUSDF + 9.378%) due 06/05/2031 ~		700	713

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (m)		69,751	64,948

Ursa Re II Ltd.
8.542% (T-BILL 3MO + 5.000%) due 12/07/2029 ~		300	300
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		2,300	2,300

Ursa Re Ltd.
11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		3,700	3,773
12.910% (JMMMUSTF + 9.250%) due 12/07/2028 ~		6,800	7,071

Veraison Re Ltd.
8.621% (GSMMUSTI + 5.000%) due 03/08/2033 ~		300	309
16.240% (BRMMUSDF + 12.630%) due 03/10/2031 ~		4,600	4,672

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(e)		54,427	0

Windmill III Re DAC
7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	302

Winston RE Ltd.
10.130% (BNMMDTSC + 6.500%) due 02/21/2028 ~		$300	310

			296,688

INDUSTRIALS 22.7%

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033		18,535	17,022

Altice France SA
4.750% due 10/15/2030	EUR	15,017	16,638
6.500% due 04/15/2032 (m)		$28,873	27,697
6.875% due 10/15/2030 (m)		1,169	1,135
6.875% due 07/15/2032 (m)		13,230	12,696
7.250% due 11/01/2029	EUR	231	271
9.500% due 11/01/2029		$16,964	17,526

ams-OSRAM AG
10.500% due 03/30/2029 (m)	EUR	61,000	74,927
12.250% due 03/30/2029 (m)		$31,078	33,166

APLD ComputeCo LLC
9.250% due 12/15/2030 (m)		1,002	984

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (m)		46,124	42,964
10.375% due 03/31/2029 (m)	GBP	9,300	11,474

Beignet Investor LLC
6.581% due 05/30/2049 (m)		$138,270	146,208

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029 (m)		27,220	23,692

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	79

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029 (m)		$18,470	$15,678

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028 (m)		5,941	5,883
7.500% due 05/15/2030 (m)	EUR	4,243	5,177

Claritev Corp. (6.500% Cash and 0.750% PIK)
7.250% due 03/31/2031 (d)		$26,159	20,928

Cogent Communications Group LLC/Cogent Finance, Inc.
7.000% due 06/15/2027 (m)		5,755	5,772

CoreWeave, Inc.
9.000% due 02/01/2031 (m)		7,800	7,159

CVS Pass-Through Trust
7.507% due 01/10/2032 (m)		1,306	1,387

DISH DBS Corp.
5.250% due 12/01/2026		92,615	89,883
5.750% due 12/01/2028		91,806	90,188
7.750% due 07/01/2026		57,800	57,133

Ecopetrol SA
4.625% due 11/02/2031 (m)		4,800	4,306
7.750% due 02/01/2032 (m)		116,310	119,847
8.375% due 01/19/2036 (m)		1,890	1,946
8.875% due 01/13/2033 (m)		3,500	3,740

EW Scripps Co.
9.875% due 08/15/2030 (m)		5,800	5,797

Flora Food Management BV
6.875% due 07/02/2029 (m)	EUR	3,000	3,509

Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/2037		$300	225
8.625% due 04/28/2034		1,081	892

Gray Media, Inc.
9.625% due 07/15/2032 (m)		5,500	5,712

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(d)		73,572	73,572

Incora Top Holdco LLC
6.000% due 01/30/2033 «(k)		51,974	81,098

INEOS Finance PLC
7.250% due 03/31/2031 (m)	EUR	2,400	2,441

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031 (m)		$22,233	22,418

Motion Finco SARL
7.375% due 06/15/2030 (m)	EUR	32,600	34,901
8.375% due 02/15/2032 (m)		$1,200	1,079

MPH Acquisition Holdings LLC
5.750% due 12/31/2030 (m)		53,206	46,730

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (d)(m)		14,084	14,908

National Mentor Holdings, Inc.
10.500% due 12/15/2030 (m)		14,400	14,490

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		41,247	31,709

Nissan Motor Co. Ltd.
7.500% due 07/17/2030 (m)		4,400	4,621

Ocado Group PLC
10.500% due 08/08/2029 (m)	GBP	41,250	56,056
11.000% due 06/15/2030 (m)		18,980	25,891

Petroleos Mexicanos
6.700% due 02/16/2032 (m)		$14,345	14,316
6.840% due 01/23/2030 (m)		6,700	6,808
8.750% due 06/02/2029 (m)		11,420	12,250

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (m)		14,800	15,564

ProFrac Holdings II LLC
10.902% (TSFR3M + 7.250%) due 01/23/2029 ~		19,716	20,160

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(e)	GBP	200	189

Tecpetrol SA
7.625% due 11/03/2030 (m)		$7,700	7,655

TGS ASA
8.500% due 01/15/2030 (m)		1,400	1,467

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	2,217	$3,443

Times Square Hotel Trust
8.528% due 08/01/2026		$450	451

Toll Road Investors Partnership II LP
0.000% due 02/15/2043 (h)(m)		18,029	6,379

Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		13,119	11,757
5.750% due 09/30/2039 (m)		36,106	36,345

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
8.250% due 05/15/2030 (m)	EUR	74,718	84,912
9.500% due 05/15/2030 (m)		$5,683	5,680

Transportadora de Gas del Sur SA
7.750% due 11/20/2035 (m)		8,725	8,641

U.S. Renal Care, Inc.
10.625% due 06/28/2028		13,209	11,327

Ubisoft Entertainment SA
0.878% due 11/24/2027 (m)	EUR	9,100	9,859

Vale SA
0.000% due 12/29/2049 ~(j)	BRL	830,470	62,133

Venture Global LNG, Inc.
9.500% due 02/01/2029 (m)		$23,090	23,947

Viridien
8.500% due 10/15/2030 (m)	EUR	18,988	23,456
10.000% due 10/15/2030 (m)		$13,851	14,615

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	200	237

VZ Secured Financing BV
7.500% due 01/15/2033		$15,000	15,211

Xerox Corp.
13.500% due 04/15/2031 (m)		600	492

Yellowstone Energy LP
5.750% due 12/31/2026		586	580

Yinson Boronia Production BV
8.947% due 07/31/2042 (m)		196	214

			1,679,564

UTILITIES 1.9%

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	78	1,287

Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033 (m)		$1,250	1,343
8.650% due 01/24/2033		5,000	5,370

FORESEA Holding SA
7.500% due 06/15/2030 (m)		2,711	2,676

Gazprom PJSC via Gaz Finance PLC
3.000% due 06/29/2027		200	168

NGD Holdings BV
6.750% due 12/31/2026 (m)		4,002	3,664

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (d)(m)		88,781	39,508
10.000% due 06/30/2027 (d)		24,262	10,796

OI SA (8.500% PIK)
8.500% due 12/31/2028 (d)		153,998	1,829

Peru LNG SRL
5.375% due 03/22/2030 (m)		35,293	34,205

Petersen Claim Units
1.000% due 12/31/2099 «(k)		275	8,015

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (m)		22,715	21,837
8.625% due 06/15/2032 (m)		7,900	7,788

			138,486

Total Corporate Bonds & Notes (Cost $2,277,409)			2,114,738

CONVERTIBLE BONDS & NOTES 0.3%

BANKING & FINANCE 0.1%

CIFI Holdings Group Co. Ltd.
0.000% due 06/30/2029 «(h)(k)		875	63

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2028 (d)	EUR	2,521	$1,585

Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 «(h)		$2,570	334

PennyMac Corp.
5.500% due 03/15/2026 (m)		7,700	7,712

Sunac China Holdings Ltd.
0.000% due 06/23/2026 «(h)		193	31
0.000% due 06/23/2028 «(h)		23	5

			9,730

INDUSTRIALS 0.2%

Ubisoft Entertainment SA
2.375% due 11/15/2028	EUR	11,500	13,228

Total Convertible Bonds & Notes (Cost $23,923)			22,958

MUNICIPAL BONDS & NOTES 0.5%

ARIZONA 0.0%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		$850	892

MICHIGAN 0.0%

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (h)		23,000	3,142

WEST VIRGINIA 0.5%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		355,485	34,293

Total Municipal Bonds & Notes (Cost $53,824)			38,327

U.S. GOVERNMENT AGENCIES 1.4%

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
0.700% due 11/25/2055 ~(a)		250,856	15,145

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.010% due 11/25/2045 ~(a)(m)		75,137	2,655

Federal Home Loan Mortgage Corp. REMICS
0.266% due 11/15/2048 •(a)(m)		27,604	1,133
2.052% due 01/15/2047 •(a)		201	24
2.102% due 09/15/2042 •(a)		278	26
2.111% due 06/25/2050 •(a)(m)		829	98
2.133% due 09/15/2041 •(m)		602	591
2.161% due 05/25/2050 •(a)		5,638	692
2.202% due 05/15/2037 •(a)		582	53
2.312% due 05/15/2037 •(a)		35	3
2.372% due 07/15/2036 •(a)(m)		752	77
2.426% due 01/25/2051 •(a)(m)		8,398	1,318
2.482% due 09/15/2036 •(a)		233	26
2.502% due 05/15/2041 •(a)		487	47
2.602% due 04/15/2036 •(a)		93	9
3.000% due 06/25/2050 (a)(m)		9,687	1,860
3.500% due 07/25/2050 (a)(m)		19,423	3,661
3.682% due 09/15/2036 •(a)		378	53
4.000% due 03/15/2027 (a)		7	0
4.000% due 07/25/2050 (a)(m)		15,494	3,632
5.000% due 05/25/2048 (a)(m)		4,967	785

Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1.638% due 11/25/2057 ~		846	318
2.736% due 11/25/2061 ~(a)		11,026	4,448
3.463% due 05/25/2057 ~		4,114	1,754
3.579% due 10/25/2058 ~		2,119	955
3.786% due 05/25/2064 ~		3,984	1,934
4.250% due 09/25/2060 (m)		1,467	1,422
4.250% due 03/25/2061 ~(m)		700	650

80	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.251% due 11/25/2059 ~	$12,622	$6,368
4.500% due 11/25/2061 ~(m)	3,900	3,644
5.000% due 04/25/2062 ~	3,400	3,141
5.745% due 05/25/2060 ~	1,866	1,077
7.763% due 03/25/2061 ~	1,926	1,152
11.938% due 11/25/2060 ~	1,168	858
13.184% due 09/25/2060 ~	1,571	1,168

Federal Home Loan Mortgage Corp. STACR REMICS Trust
10.974% due 01/25/2042 •(m)	3,800	4,003
11.374% due 10/25/2041 •(m)	8,896	9,292
11.674% due 11/25/2041 •(m)	8,324	8,753

Federal Home Loan Mortgage Corp. STRIPS
1.852% due 04/15/2039 •(a)(m)	883	102

Federal National Mortgage Association Connecticut Avenue Securities Trust
9.874% due 10/25/2041 •(m)	8,201	8,472

Federal National Mortgage Association REMICS
0.000% due 10/25/2042 •(m)	843	698
1.931% due 07/25/2041 •(a)(m)	1,204	129
2.011% due 08/25/2038 •(a)	319	24
2.051% due 10/25/2060 ~(a)	12,512	1,108
2.061% due 08/25/2049 •(a)	130	15
2.061% due 07/25/2059 •(a)(m)	5,311	608
2.081% due 10/25/2040 •(a)(m)	1,076	62
2.161% due 02/25/2043 •(a)(m)	1,178	139
2.361% due 12/25/2037 •(a)	27	2
2.531% due 09/25/2037 •(a)	194	14
2.611% due 03/25/2040 •(a)	363	6
2.651% due 12/25/2036 •(a)(m)	817	104
2.661% due 11/25/2036 •(a)	29	1
2.731% due 06/25/2037 •(a)	130	9
2.991% due 03/25/2038 •(a)	550	67
3.000% due 01/25/2042 (a)	49	1
3.011% due 02/25/2038 •(a)	330	41
3.400% due 01/25/2041 •	2,015	2,082
3.500% due 08/25/2032 (a)	426	32
3.500% due 06/25/2050 (a)(m)	14,198	3,044
4.000% due 06/25/2050 (a)(m)	1,758	337
4.500% due 04/25/2042 (a)	412	40
5.000% due 01/25/2048 (a)(m)	3,368	739

Federal National Mortgage Association REMICS Trust
1.047% due 08/25/2043 ~(a)	14,360	580

Government National Mortgage Association REMICS
2.252% due 12/20/2048 •(a)(m)	2,225	227
2.272% due 08/20/2042 •(a)(m)	1,131	122
2.402% due 12/20/2040 •(a)	628	31
2.500% due 09/20/2036 (a)	31,162	2,520
3.500% due 06/20/2042 (a)	138	13

Total U.S. Government Agencies (Cost $111,596)		104,194

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (o)	4,166	4,208

U.S. Treasury Notes
4.250% due 08/15/2035 (o)(q)	6,537	6,585

Total U.S. Treasury Obligations (Cost $10,982)		10,793

NON-AGENCY MORTGAGE-BACKED SECURITIES 35.0%

1166 Avenue of the Americas Commercial Mortgage Trust II
5.690% due 10/13/2037	500	471

20 Times Square Trust
3.100% due 05/15/2035 ~	648	616

225 Liberty Street Trust
4.649% due 02/10/2036 ~(m)	7,541	7,045

245 Park Avenue Trust
3.657% due 06/05/2037 ~(m)	11,361	10,908

280 Park Avenue Mortgage Trust
5.614% due 09/15/2034 •(m)	12,600	12,486
6.905% due 09/15/2034 •(m)	2,500	2,442

Adjustable Rate Mortgage Trust
4.106% due 03/25/2036 •(m)	2,811	1,672

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.146% due 03/25/2037 •(m)		$500	$599
4.895% due 03/25/2037 ~(m)		1,060	990
5.307% due 03/25/2036 ~(m)		18,416	9,048
6.054% due 11/25/2037 ~(m)		795	501

American Home Mortgage Assets Trust
4.386% due 11/25/2035 •		283	273
4.426% due 08/25/2037 •(m)		5,051	4,631

American Home Mortgage Investment Trust
4.386% due 03/25/2037 •		2,404	857
4.446% due 09/25/2045 •(m)		1,945	1,765
4.746% due 02/25/2044 •(m)		6,483	6,226
6.600% due 01/25/2037 þ		4,653	636

Anthracite Investments Cayman Ltd.
5.678% due 06/20/2041		2,021	0

ASG Resecuritization Trust
3.664% due 01/28/2037 ~(m)		6,716	5,675
6.000% due 06/28/2037 ~(m)		24,524	11,011

Ashford Hospitality Trust
4.823% due 04/15/2035 •(m)		2,622	2,619
5.173% due 04/15/2035 •(m)		8,598	8,625
5.323% due 04/15/2035 •(m)		24,610	24,641
6.023% due 04/15/2035 •		266	265
7.023% due 04/15/2035 •(m)		10,939	10,883
8.198% due 06/15/2035 •		391	385

Atrium Hotel Portfolio Trust
5.548% due 12/15/2036 •(m)		3,000	2,942
5.698% due 12/15/2036 •(m)		1,840	1,791
5.998% due 12/15/2036 •(m)		9,300	8,870
7.098% due 12/15/2036 •(m)		7,500	6,934

Avon Finance
0.000% due 12/28/2049 (b)	GBP	11,488	12,271
0.000% due 12/28/2049 (a)		9,500	0
7.242% due 12/28/2049 •		11,241	15,171
7.492% due 12/28/2049 •		8,564	11,504
7.742% due 12/28/2049 •		9,124	5,399

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (m)		$18,810	16,670
3.606% due 08/14/2034 ~		8,000	1,269

Banc of America Alternative Loan Trust
2.794% due 06/25/2037 •(a)		244	30
4.206% due 06/25/2037 •		227	166
6.000% due 06/25/2037		77	66
6.000% due 06/25/2046		34	30
6.000% due 07/25/2046 (m)		536	472

Banc of America Funding Corp.
3.247% due 05/26/2036 ~(m)		4,113	3,643

Banc of America Funding Trust
0.000% due 06/26/2035 ~(m)		1,075	1,080
0.000% due 11/26/2036 ~		24,258	8,480
2.764% due 12/20/2034 ~		182	153
3.650% due 08/25/2047 ~(m)		2,062	1,679
4.266% due 04/25/2037 •(m)		780	660
4.268% due 04/20/2047 •(m)		3,564	3,036
4.307% due 09/20/2037 ~		281	225
4.328% due 10/20/2046 ~		234	197
4.390% due 01/20/2047 ~		65	56
4.495% due 09/20/2047 ~		132	115
4.523% due 02/20/2035 •(m)		2,159	2,106
4.636% due 03/20/2036 ~(m)		687	631
4.896% due 01/25/2035 ~		69	67
5.424% due 04/20/2035 ~(m)		718	702
5.902% due 12/20/2036 ~		15	15
6.000% due 10/25/2037 (m)		2,467	2,198
6.220% due 09/20/2046 ~(m)		411	406
6.619% due 07/26/2036 ~(m)		8,098	2,367

Banc of America Mortgage Trust
5.750% due 10/25/2036 (m)		433	367
5.750% due 05/25/2037		467	346
5.866% due 01/25/2036 ~		79	77
6.000% due 10/25/2036		53	45
6.622% due 10/20/2046 ~		15	13

Bayview Commercial Asset Trust
4.399% due 03/25/2037 •(m)		92	88

BBCCRE Trust
3.966% due 08/10/2033		28,700	26,779
4.216% due 08/10/2033		10,400	9,276
4.563% due 08/10/2033 ~(m)		7,790	6,283

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BBCMS Mortgage Trust
3.688% due 02/15/2053 ~		$1,250	$1,014

BBCMS Trust
7.598% due 07/15/2037 •		2,600	1,895

BCAP LLC Trust
2.087% due 02/26/2037 ~(m)		6,654	5,370
3.761% due 04/26/2037 ~(m)		5,291	4,545
3.777% due 04/25/2038 ~		12,880	10,039
3.833% due 07/26/2036 ~		330	295
4.076% due 02/26/2047 •(m)		9,434	7,744
4.141% due 05/26/2037 ~(m)		1,352	1,214
4.240% due 10/26/2037 ~(m)		4,290	2,732
4.252% due 05/26/2036 •(m)		2,770	2,356
4.455% due 02/26/2036 ~(m)		2,152	1,423
4.569% due 05/26/2035 •(m)		3,768	3,395
4.765% due 03/26/2037 ~(m)		670	615
4.983% due 03/27/2037 ~(m)		3,600	3,096
5.190% due 11/26/2035 ~		1,811	1,537
5.500% due 12/26/2035 ~(m)		7,874	4,717
5.645% due 06/26/2036 ~(m)		1,799	1,512
6.000% due 06/26/2037 ~(m)		1,118	1,022
6.000% due 08/26/2037 ~(m)		1,980	1,598
6.000% due 10/26/2037 ~(m)		1,468	990
6.363% due 07/26/2045 ~(m)		1,697	1,654
7.653% due 01/26/2036 ~		24,082	7,527

BCP Trust
7.503% due 06/15/2038 •(m)		11,850	628

Bear Stearns ALT-A Trust
3.963% due 04/25/2037 ~(m)		3,342	2,297
4.047% due 05/25/2036 ~		153	143
4.092% due 11/25/2035 ~(m)		7,895	4,190
4.139% due 11/25/2036 ~		1,401	592
4.159% due 08/25/2036 ~		266	119
4.166% due 06/25/2046 •(m)		949	878
4.186% due 08/25/2036 •(m)		12,269	11,143
4.246% due 02/25/2034 •(m)		1,337	1,247
4.251% due 04/25/2035 ~		97	91
4.346% due 01/25/2036 •(m)		2,577	2,473
4.347% due 07/25/2035 ~		182	122
4.368% due 11/25/2035 ~		20	12
4.428% due 07/25/2036 ~(m)		44,745	18,565
4.510% due 12/25/2046 ~(m)		3,060	1,480
4.542% due 08/25/2046 ~(m)		3,609	2,440
4.640% due 09/25/2035 ~(m)		7,189	2,415
4.688% due 03/25/2036 ~(m)		977	557
4.847% due 05/25/2036 ~(m)		6,171	2,450
4.931% due 05/25/2035 ~		85	83
4.971% due 01/25/2035 •(m)		668	643
4.971% due 03/25/2035 •(m)		5,307	4,653
6.625% due 09/25/2034 ~		155	151

Bear Stearns ARM Trust
4.064% due 08/25/2047 ~		100	88
4.244% due 06/25/2047 ~(m)		1,165	1,045
4.422% due 02/25/2036 ~		244	225
5.816% due 09/25/2034 ~		14	13
6.162% due 10/25/2036 ~		29	28
6.280% due 09/25/2034 ~		10	10

Beast Mortgage Trust
7.315% due 03/15/2036 •(m)		6,000	1,281

Benchmark Mortgage Trust
2.994% due 04/15/2054 ~		4,596	2,908
3.294% due 12/15/2062 ~		700	20
3.899% due 03/15/2062 ~(m)		15,430	11,975

BMO Mortgage Trust
3.269% due 02/17/2055 ~		7,850	7,365

Bridgegate Funding PLC
0.000% due 10/16/2062 ~(m)	GBP	39,972	52,156
0.000% due 10/16/2062 ~		20,785	6,350
0.000% due 10/16/2062		5,795	0
9.941% due 10/16/2062 •(m)		23,983	32,273
12.941% due 10/16/2062 •(m)		11,991	20,881

BSREP Commercial Mortgage Trust
4.815% due 08/15/2038 •(m)		$6,135	5,823
5.215% due 08/15/2038 •(m)		426	395

BSST Mortgage Trust
5.501% due 02/15/2037 •(m)		3,300	1,700

BWAY Mortgage Trust
6.065% due 09/15/2036 •		5,000	4,534

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	81

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BX Commercial Mortgage Trust
5.714% due 11/15/2038 •(m)	$17,456	$17,443
5.840% due 01/17/2039 •(m)	19,450	19,443
6.190% due 01/17/2039 •(m)	14,442	14,421
6.214% due 04/15/2034 •(m)	6,000	5,752
6.214% due 02/15/2038 •(m)	1,878	1,819
6.951% due 04/15/2034 •(m)	4,000	3,797

BX Trust
5.251% due 09/15/2034 •(m)	1,044	1,041
5.801% due 09/15/2034 •	13,279	13,238
6.292% due 10/15/2026 •(m)	1,074	1,073

CALI Mortgage Trust
3.957% due 03/10/2039 (m)	14,900	14,418

CBA Commercial Small Balance Commercial Mortgage
6.040% due 01/25/2039 þ	186	180

CD Mortgage Trust
5.688% due 10/15/2048 (m)	1,047	994

Chase Mortgage Finance Trust
4.391% due 01/25/2036 ~(m)	2,341	2,110
4.789% due 03/25/2037 ~(m)	774	750
5.500% due 11/25/2049	521	43
6.000% due 03/25/2037	496	259

CHL Mortgage Pass-Through Trust
3.707% due 03/25/2037 ~(m)	2,484	2,084
3.710% due 06/20/2035 ~	2	2
4.439% due 11/20/2035 ~(m)	3,772	3,530
4.446% due 03/25/2035 •	146	77
4.513% due 05/20/2036 ~(m)	280	262
4.526% due 03/25/2036 •	17	15
4.589% due 08/20/2035 ~	17	16
4.792% due 11/25/2035 ~(m)	603	498
4.989% due 09/20/2036 ~(m)	1,350	1,200
5.000% due 11/25/2035	19	7
5.033% due 09/25/2047 ~(m)	1,547	1,209
5.500% due 12/25/2034	34	35
5.500% due 08/25/2035	28	14
5.500% due 11/25/2035	23	11
5.593% due 06/25/2047 ~(m)	911	898
5.716% due 03/25/2046 •(m)	14,758	11,651
6.000% due 07/25/2037	141	62
6.000% due 08/25/2037 (m)	2,934	1,222
6.000% due 08/25/2037	1	1

Citigroup Commercial Mortgage Trust
3.790% due 12/15/2072 ~	8,111	2,237

Citigroup Global Markets Mortgage Securities VII, Inc.
6.500% due 02/25/2029	76	76

Citigroup Mortgage Loan Trust, Inc.
0.000% due 08/25/2037 ~	1,615	63
2.925% due 07/25/2036 ~(m)	1,483	842
4.457% due 09/25/2037 ~(m)	2,153	2,026
4.592% due 10/25/2035 ~(m)	267	261
4.603% due 04/25/2037 ~	232	208
4.877% due 08/25/2034 ~(m)	4,168	3,908
4.936% due 03/25/2037 ~(m)	1,519	1,356
5.329% due 02/25/2036 ~	3,544	3,406
5.417% due 03/25/2037 ~	342	310
5.500% due 11/25/2035	155	145
5.500% due 12/25/2035 (m)	1,871	893
6.000% due 07/25/2036	3,867	1,686
6.050% due 03/25/2036 •	49	50
6.500% due 09/25/2036	801	383
6.951% due 03/25/2037 ~	145	148

City of Port Huron Water Supply System Revenue
7.750% due 11/01/2045 «(k)	35,335	35,636

CLNY Trust
5.825% due 11/15/2038 •(m)	2,336	2,251
6.174% due 11/15/2038 •(m)	8,005	7,557
6.870% due 11/15/2038 •(m)	15,475	13,711
7.566% due 11/15/2038 •(m)	24,000	20,581

COMM Mortgage Trust
2.819% due 01/10/2039 (m)	9,131	8,819
3.545% due 02/10/2036 (m)	5,000	4,971
4.798% due 06/15/2034 •(m)	2,000	1,946
8.015% due 12/15/2038 •(m)	10,004	9,378
8.865% due 12/15/2038 •(m)	5,000	4,576
9.865% due 12/15/2038 •(m)	3,360	3,006

Countrywide Alternative Loan Trust
0.820% due 12/25/2035 ~(a)	7,055	297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.795% due 12/25/2035 ~(a)	$2,419	$198
3.304% due 07/25/2036 •(a)(m)	6,508	1,178
4.038% due 03/20/2047 •	315	278
4.135% due 10/25/2035 ~	2,117	1,830
4.196% due 05/25/2036 •	1,158	299
4.196% due 08/25/2036 •	730	281
4.206% due 05/25/2036 •(m)	5,656	5,365
4.226% due 09/25/2046 •(m)	4,593	4,378
4.266% due 08/25/2047 •(m)	686	585
4.286% due 06/25/2037 ~	65	59
4.286% due 05/25/2047 •(m)	3,138	2,413
4.306% due 03/25/2036 •(m)	5,909	5,839
4.346% due 06/25/2037 •(m)	4,803	4,543
4.346% due 06/25/2037 •	449	381
4.366% due 07/25/2036 •(m)	6,033	5,385
4.448% due 11/20/2035 •	51	47
4.526% due 09/25/2035 •(m)	2,258	1,559
4.526% due 10/25/2046 •	78	60
4.546% due 10/25/2035 •	387	223
4.879% due 11/25/2046 •(m)	1,909	1,756
5.306% due 11/25/2035 •(m)	6,461	6,126
5.335% due 05/25/2036 ~(m)	1,585	1,523
5.339% due 07/20/2035 •(m)	3,175	2,931
5.500% due 07/25/2035	702	346
5.500% due 10/25/2035	95	60
5.500% due 11/25/2035	1,299	707
5.500% due 11/25/2035 (m)	1,171	668
5.500% due 12/25/2035	688	338
5.500% due 01/25/2036	49	47
5.500% due 02/25/2036	792	440
5.500% due 02/25/2036 (m)	688	460
5.500% due 05/25/2036 (m)	2,767	2,268
5.500% due 04/25/2037 (m)	1,427	634
5.500% due 12/27/2049	12	11
5.750% due 01/25/2036	121	57
5.750% due 05/25/2036	141	52
5.750% due 01/25/2037 (m)	7,227	3,463
5.750% due 04/25/2037 (m)	780	641
6.000% due 03/25/2035	282	125
6.000% due 11/25/2035	315	43
6.000% due 04/25/2036	604	263
6.000% due 08/25/2036	212	106
6.000% due 11/25/2036	204	106
6.000% due 12/25/2036	665	254
6.000% due 01/25/2037 (m)	714	428
6.000% due 01/25/2037	511	420
6.000% due 02/25/2037	2,103	741
6.000% due 03/25/2037 (m)	10,310	3,812
6.000% due 04/25/2037 (m)	8,630	3,581
6.000% due 09/25/2037 (m)	7,431	2,393
6.250% due 12/25/2036 •	496	198
6.500% due 06/25/2036	339	152
6.500% due 11/25/2036 (m)	8,376	2,473
9.223% due 07/25/2035 •	46	43
15.923% due 05/25/2037 •	649	715

Countrywide Alternative Loan Trust Resecuritization
7.000% due 01/25/2037	5,021	826

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036	235	139
7.500% due 05/25/2032	535	544

CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 (m)	1,780	1,178

CSMC Mortgage-Backed Trust
4.446% due 07/25/2036 •	406	59
6.000% due 07/25/2036	1,650	720
6.396% due 04/25/2036 þ(m)	3,828	1,956
6.500% due 05/25/2036	2,662	859

CSMC Trust
0.000% due 10/25/2060 ~(a)	208,600	6,048
0.230% due 01/25/2060 ~(a)	190,514	2,022
0.387% due 10/25/2060 ~(a)	187,217	3,542
1.135% due 01/25/2060 ~(a)	231,519	7,144
1.750% due 02/27/2047 ~(m)	29,085	10,447
3.537% due 01/25/2060 ~	19,707	10,057
3.777% due 10/25/2060 ~	30,103	17,301
3.778% due 11/10/2032 ~	2,500	402
3.840% due 04/28/2037 ~(m)	1,301	1,216
4.126% due 05/27/2036 ~(m)	1,030	886
4.492% due 10/26/2036 ~(m)	7,598	7,075

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.543% due 04/26/2035 ~		$4,948	$4,545
4.651% due 07/26/2037 ~(m)		4,542	4,122
4.663% due 06/25/2036 ~(m)		2,033	1,642
5.265% due 07/15/2038 •(m)		1,000	896
5.549% due 01/15/2049 ~		10,300	6,334
5.594% due 07/15/2032 •(m)		3,121	3,105
5.750% due 05/26/2037		10,120	4,437
6.500% due 07/26/2036 (m)		11,414	2,354
6.765% due 07/15/2038 •(m)		15,850	5,252
6.994% due 07/15/2032 •(m)		7,454	7,433
7.000% due 08/26/2036 (m)		14,223	2,500
7.765% due 07/15/2038 •		13,700	1,979
8.044% due 07/15/2032 •(m)		15,000	14,931
9.044% due 07/15/2032 •(m)		8,500	8,327
30.376% due 11/27/2037 •(m)		7,592	6,542
31.573% due 11/25/2037 •		5,926	4,977

CSMC Trust Capital Certificates
4.042% due 12/29/2037 ~(m)		2,587	1,287
4.047% due 05/26/2036 ~(m)		1,970	1,726
4.192% due 09/26/2047 ~		14,881	6,649
7.000% due 08/27/2036 (m)		2,930	1,461

CSWF Corp.
4.931% due 06/15/2034 •(m)		489	480

DBGS Mortgage Trust
3.843% due 04/10/2037		1,715	1,627
5.410% due 10/15/2039 •(m)		1,000	1,000
7.165% due 10/15/2039 •(m)		26,404	22,744

DBWF Mortgage Trust
3.791% due 12/10/2036 (m)		22,961	22,705
3.808% due 12/10/2036 ~		13,193	12,704

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.996% due 02/25/2047 •		278	157
5.500% due 12/25/2035		359	307

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.146% due 04/25/2037 •(m)		3,200	2,278
6.250% due 07/25/2036 ~		30	26

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.500% due 09/25/2033		50	51

DOLP Trust
3.704% due 05/10/2041 ~(m)		29,000	23,122

DSLA Mortgage Loan Trust
4.026% due 04/19/2047 •		181	187

Ellington Financial Mortgage Trust
0.000% due 02/25/2068 ~(a)		212,346	1,980
0.250% due 02/25/2068 ~(a)		212,346	59
6.687% due 02/25/2068 ~(m)		29,269	29,086

Eurosail-U.K. PLC
0.000% due 06/13/2045 ~	GBP	6	1,005
2.940% due 03/13/2045 •(m)	EUR	7,067	7,344
5.151% (BP0003M + 1.250%) due 06/13/2045 ~(m)	GBP	14,072	16,743
5.501% due 09/13/2045 •(m)		15,554	19,752
5.651% (BP0003M + 1.750%) due 06/13/2045 ~(m)		8,667	9,647
6.151% due 09/13/2045 •(m)		11,113	13,514
7.401% (BP0003M + 3.500%) due 06/13/2045 ~(m)		3,082	3,158
7.751% due 09/13/2045 •(m)		9,266	12,361

First Horizon Alternative Mortgage Securities Trust
0.000% due 12/26/2049 (b)		$2	0
3.254% due 11/25/2036 •(a)		720	81
4.358% due 02/25/2036 ~		24	17
4.694% due 05/25/2036 ~		334	272
5.118% due 11/25/2036 ~		345	235
5.203% due 08/25/2035 ~		52	2
6.250% due 11/25/2036		55	14

First Horizon Mortgage Pass-Through Trust
3.875% due 07/25/2037 ~		8	4
4.784% due 01/25/2037 ~		170	81
5.185% due 05/25/2037 ~		2,248	885
5.500% due 08/25/2037		213	67

GC Pastor Hipotecario 5 FTA
2.199% due 06/21/2046 •(m)	EUR	10,554	11,513

GMACM Mortgage Loan Trust
3.692% due 07/19/2035 ~		$15	13

82	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GreenPoint Mortgage Funding Trust
4.206% due 01/25/2037 •		$410	$384
4.246% due 12/25/2046 •(m)		2,048	2,054

GS Mortgage Securities Corp. Trust
3.721% due 02/10/2037 (m)		9,000	8,808
3.871% due 02/10/2037 (m)		1,501	1,417
4.997% due 07/15/2035 •(m)		1,298	857
5.047% due 11/15/2032 •(m)		7,020	6,977
5.447% due 11/15/2032 •(m)		8,250	8,201
6.047% due 11/15/2032 •(m)		6,640	6,585
6.597% due 11/15/2032 •(m)		10,358	10,266
8.497% due 11/15/2032 •		2,210	2,188

GS Mortgage-Backed Securities Trust
0.000% due 09/25/2055 ~(a)		266,656	19,904
0.000% due 07/25/2059 ~(a)		213,584	2,224
2.176% due 11/25/2065 ~(a)		320,267	14,255
2.272% due 10/25/2065 ~(a)		315,362	12,378
3.763% due 07/25/2059 ~(m)		20,073	13,744
7.432% due 10/25/2065 ~		4,711	4,361
7.446% due 11/25/2065 ~		4,634	4,248
9.238% due 09/25/2055 ~		8,591	8,473

GSC Capital Corp. Mortgage Trust
4.206% due 05/25/2036 •(m)		825	811

GSR Mortgage Loan Trust
4.296% due 07/25/2037 •		226	51
4.521% due 01/25/2036 ~		232	219
5.039% due 12/25/2034 ~		6	6
6.000% due 09/25/2034		209	213
6.119% due 11/25/2035 ~		115	56
6.500% due 08/25/2036 •		588	151

HarborView Mortgage Loan Trust
3.994% due 08/19/2036 ~		36	31
4.146% due 01/25/2047 •		3,980	3,788
4.226% due 02/19/2046 •(m)		525	494
4.266% due 11/19/2036 •(m)		436	414
4.326% due 03/19/2036 •(m)		5,782	5,426
4.346% due 01/19/2036 •(m)		3,873	2,500
4.406% due 06/19/2034 •		62	58
4.486% due 01/19/2035 •		88	71
4.806% due 06/19/2045 •		867	383
4.823% due 06/20/2035 •(m)		2,944	2,731
5.198% due 06/20/2035 •		680	619

Hilton USA Trust
2.828% due 11/05/2035		1,000	867

HomeBanc Mortgage Trust
4.346% due 03/25/2035 •(m)		2,667	2,201
4.702% due 04/25/2037 ~(m)		1,802	1,625

HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 (m)		1,151	1,068

IM Pastor 3 FTH
2.175% due 03/22/2043 •(m)	EUR	8,772	9,132

IM Pastor 4 FTA
2.175% due 03/22/2044 •(m)		13,466	14,156

Impac CMB Trust
4.366% due 11/25/2035 •		$66	61
4.566% due 10/25/2034 •		12	12

Impac Secured Assets Corp.
4.706% due 03/25/2036 •(m)		730	651

Impac Secured Assets Trust
4.066% due 05/25/2037 •		2	1

IndyMac IMSC Mortgage Loan Trust
3.792% due 06/25/2037 ~(m)		2,482	1,477

IndyMac INDA Mortgage Loan Trust
3.045% due 03/25/2037 ~		13	12
3.941% due 12/25/2036 ~		345	263

IndyMac INDX Mortgage Loan Trust
3.187% due 06/25/2037 ~		122	100
3.248% due 02/25/2035 ~		180	163
3.334% due 05/25/2037 ~(m)		1,337	1,077
3.944% due 11/25/2035 ~(m)		1,863	1,756
3.990% due 11/25/2036 ~(m)		454	429
4.068% due 06/25/2036 ~(m)		452	401
4.246% due 11/25/2046 •(m)		2,797	2,717
4.266% due 11/25/2036 •		83	81
4.306% due 04/25/2035 •		22	21
4.346% due 02/25/2037 •(m)		1,817	1,202
4.446% due 07/25/2036 •		260	172

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.646% due 08/25/2034 •		$92	$86
4.706% due 09/25/2034 •		155	136

Jefferies Resecuritization Trust
6.000% due 12/26/2036 ~		3,448	868

JP Morgan Alternative Loan Trust
4.210% due 05/25/2036 ~		492	264
4.246% due 06/25/2037 •(m)		20,320	7,394
4.487% due 06/27/2037 •(m)		3,891	2,271
4.606% due 11/25/2036 ~		33	44
5.259% due 06/27/2037 ~		13,000	6,115
5.500% due 11/25/2036 ~		7	3
6.000% due 12/25/2035		465	307
6.460% due 12/25/2036 þ(m)		1,000	1,041

JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040 (m)		6,870	6,358
2.287% due 03/05/2042 (m)		2,210	2,081
3.861% due 12/05/2038 ~		8,598	1,437
4.128% due 07/05/2031 (m)		3,360	2,961
4.248% due 07/05/2033 (m)		16,715	15,942
4.379% due 07/05/2031 (m)		13,293	10,199
4.597% due 04/15/2037 •(m)		939	928
4.848% due 02/15/2035 •(m)		7,700	7,638
5.007% due 07/05/2033 •		4,338	4,243
5.107% due 04/15/2037 •(m)		1,409	1,386
5.148% due 02/15/2035 •		9,984	9,812
5.165% due 03/15/2036 •		2,600	2,363
5.248% due 12/15/2031 •		413	412
5.307% due 07/05/2033 •(m)		3,000	2,630
5.348% due 02/15/2035 •		3,751	3,659
5.414% due 12/15/2036 •		7,905	415
5.615% due 03/15/2036 •(m)		7,900	6,445
5.864% due 12/15/2036 •		3,030	48
5.955% due 06/15/2038 •(m)		2,000	1,730
6.098% due 02/15/2035 •		699	675
6.614% due 12/15/2036 •		4,800	12
7.048% due 02/15/2035 •(m)		13,987	13,379
7.235% due 10/05/2040 (m)		1,000	1,054

JP Morgan Mortgage Trust
4.263% due 10/25/2036 ~		11	8
4.321% due 10/25/2036 ~		213	117
4.512% due 05/25/2036 ~		149	122
4.633% due 06/25/2037 ~(m)		1,327	1,039
5.386% due 07/25/2035 ~		12	12
6.000% due 08/25/2037		323	133

JP Morgan Resecuritization Trust
6.000% due 09/26/2036 ~(m)		835	669
6.500% due 04/26/2036 ~(m)		3,825	1,139

JPMDB Commercial Mortgage Securities Trust
3.057% due 11/13/2052 (m)		1,028	941

Lansdowne Mortgage Securities No. 1 PLC
2.560% due 06/15/2045 •	EUR	900	901

Lansdowne Mortgage Securities No. 2 PLC
2.422% due 09/16/2048 •(m)		4,020	4,528

Lavender Trust
6.000% due 11/26/2036 (m)		$5,308	5,169
6.250% due 10/26/2036 (m)		3,332	1,437

Lehman Mortgage Trust
5.735% due 04/25/2036 ~		165	102
6.000% due 08/25/2036		408	306
6.000% due 09/25/2036		322	141
6.000% due 01/25/2038		296	290
6.500% due 09/25/2037		3,133	1,155
7.250% due 09/25/2037 (m)		30,402	8,430

Lehman XS Trust
4.146% due 07/25/2037 •(m)		22,509	16,588
4.222% due 07/25/2047 •(m)		3,349	3,190
4.746% due 08/25/2047 •		182	167

LUX
6.441% due 08/15/2040 •(m)		1,136	1,150

MASTR Adjustable Rate Mortgages Trust
4.008% due 10/25/2034 ~		150	137
4.526% due 05/25/2047 •(m)		6,137	5,194

MASTR Alternative Loan Trust
4.196% due 03/25/2036 •(m)		19,796	1,664
4.246% due 03/25/2036 •(m)		26,166	2,229
7.000% due 10/25/2047 (m)		10,521	4,116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 (m)		$2,125	$1,602

Merrill Lynch Mortgage Investors Trust
4.312% due 03/25/2036 ~(m)		5,086	2,372
5.507% due 05/25/2036 ~(m)		789	745

MF1 Trust
6.570% due 12/15/2034 •		475	476
7.970% due 12/15/2034 •(m)		2,750	2,740

MFA Trust
4.039% due 04/25/2065 ~(m)		14,456	14,107

MFT Mortgage Trust
3.358% due 02/10/2042		556	448

Mill City Mortgage Loan Trust
0.000% due 08/25/2058 ~		46,933	1,455
0.000% due 08/25/2058 ~(a)		44,251	194
0.000% due 08/25/2059 ~(a)		28,354	544
0.000% due 11/25/2060 ~(a)		118,978	2,888
0.000% due 04/25/2066 ~		5,231	3,018
0.000% due 04/25/2066 ~(a)		64,515	291
0.000% due 04/25/2066 (a)		64,515	17
0.080% due 08/25/2059 ~(a)		25,085	133
0.122% due 04/25/2066 ~(m)		3,615	2,266
3.030% due 04/25/2066 ~(m)		3,615	2,461
3.245% due 08/25/2058 ~(m)		2,759	1,761
3.250% due 08/25/2058 ~(m)		2,759	1,988
3.250% due 08/25/2059 ~(m)		5,987	4,859
3.755% due 11/25/2060 ~		3,865	2,115
3.844% due 08/25/2059 ~(m)		1,532	1,073
3.844% due 08/25/2059 ~		4,064	2,223

Morgan Stanley Capital I Trust
2.428% due 04/05/2042 ~		60	48
3.912% due 09/09/2032 (m)		25,312	22,896
4.815% due 12/15/2036 •(m)		6,246	4,818
4.898% due 11/15/2034 •(m)		8,186	8,138
5.298% due 11/15/2034 •(m)		12,600	12,395
5.365% due 12/15/2036 •		453	24
5.448% due 11/15/2034 •(m)		6,000	5,844
6.109% due 12/15/2036 •(m)		18,590	205
6.248% due 11/15/2034 •(m)		10,059	9,776
8.060% due 12/15/2038 •(m)		18,000	16,034
8.398% due 11/15/2034 •		2,500	2,389
8.959% due 12/15/2038 •		19,500	17,456

Morgan Stanley Mortgage Loan Trust
4.156% due 01/25/2035 •		166	159
4.186% due 05/25/2036 •		137	24
4.638% due 05/25/2036 ~		1,233	446
5.144% due 07/25/2035 ~		369	297
5.750% due 12/25/2035		139	87
5.962% due 06/25/2036 ~		1,644	411
6.000% due 08/25/2037		136	43
6.011% due 01/25/2035 ~		133	118

Morgan Stanley Re-REMICS Trust
3.161% due 02/26/2037 •(m)		1,526	1,479
3.199% due 03/26/2037 þ(m)		937	986
5.386% due 07/26/2035 ~(m)		3,821	3,757
5.798% due 09/26/2035 ~(m)		138	135
6.000% due 04/26/2036 (m)		5,441	5,487

Morgan Stanley Resecuritization Trust
5.595% due 06/26/2035 ~(m)		8,804	6,480

Morgan Stanley Residential Mortgage Loan Trust
0.325% due 01/25/2070 ~(a)(m)		54,245	253
0.375% due 12/25/2068 ~(a)		173,579	475
1.358% due 01/25/2070 ~(a)(m)		54,245	1,964
1.560% due 12/25/2068 (a)(m)		173,579	7,484
7.125% due 01/25/2070 ~(m)		1,900	1,861
7.819% due 12/25/2068 ~(m)		4,006	3,916

Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060		954	909

Mortgage Funding PLC
7.101% due 03/13/2046 •(m)	GBP	1,000	1,351

MRCD Mortgage Trust
4.250% due 12/15/2036 ~		$2,700	263

MSDB Trust
3.316% due 07/11/2039 ~(m)		34,438	33,317

MSSG Trust
3.397% due 09/13/2039		700	669

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	83

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.740% due 09/13/2039 ~		$3,780	$3,332

Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036 (m)		28,190	26,220
3.655% due 08/15/2036 (m)		2,398	2,178
4.058% due 04/10/2037 ~		5,880	3,199
4.316% due 01/15/2043 ~		100	87
4.398% due 08/15/2036 ~		900	347
5.715% due 08/15/2038 •		2,250	2,156

New Orleans Hotel Trust
5.087% due 04/15/2032 •(m)		6,425	6,379
5.387% due 04/15/2032 •(m)		1,200	1,189
5.837% due 04/15/2032 •(m)		13,642	13,522

New Residential Mortgage Loan Trust
0.000% due 09/25/2064 ~(a)		496,821	2,864
2.343% due 09/25/2064 ~(a)(m)		496,821	19,553
3.832% due 11/25/2059 ~(m)		8,300	4,898
7.625% due 09/25/2064 ~(m)		16,143	14,781

Newgate Funding PLC
3.350% due 12/15/2050 •(m)	EUR	869	984
3.600% due 12/15/2050 •(m)		1,660	1,818

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.166% due 10/25/2036 •(m)		$803	698

Nomura Resecuritization Trust
4.324% due 09/26/2035 ~(m)		2,837	2,500

NovaStar Mortgage Funding Trust
0.388% due 09/25/2046 •		78	73

NYO Commercial Mortgage Trust
4.960% due 11/15/2038 •(m)		2,000	1,998
5.410% due 12/15/2038 •(m)		2,200	2,192

ONE Mortgage Trust
4.564% due 03/15/2036 •		820	818

PRET LLC
5.249% due 10/25/2055		8,017	8,021

PRETM Trust
0.000% due 04/25/2065		16,011	13,800
4.424% due 01/27/2070		16,858	14,448

Prime Mortgage Trust
4.196% due 06/25/2036 •(m)		1,114	816
7.000% due 07/25/2034		24	23

Project Cashmere
0.010% due 12/30/2057 «(c)	AUD	33,505	22,359
7.563% due 12/30/2057 «(c)		13,222	8,824
8.643% due 12/30/2057 «(c)		14,866	9,921

PRPM LLC
5.385% due 10/25/2030 þ		$1,212	1,215
5.503% due 08/25/2030 þ		3,069	3,079
5.729% due 07/25/2030 þ		960	962
6.255% due 05/25/2030 þ		900	902

RALI Trust
4.146% due 02/25/2037 •		248	223
4.206% due 07/25/2036 •(m)		7,571	2,415
4.226% due 05/25/2037 •(m)		5,709	5,443
4.266% due 06/25/2037 •(m)		534	487
5.029% due 01/25/2046 •(m)		2,473	1,932
5.500% due 04/25/2037		35	29
6.000% due 08/25/2035 (m)		453	405
6.000% due 12/25/2035 (m)		918	802
6.000% due 06/25/2036		116	95
6.000% due 08/25/2036		176	154
6.000% due 09/25/2036 (m)		2,667	967
6.000% due 11/25/2036 (m)		1,163	938
6.000% due 01/25/2037		174	140
6.250% due 02/25/2037 (m)		1,724	1,442
6.500% due 09/25/2037 (m)		607	509
7.000% due 10/25/2037 (m)		3,782	3,039

RBSSP Resecuritization Trust
4.994% due 05/26/2037 ~(m)		2,733	1,396
5.229% due 09/26/2035 ~(m)		2,910	1,530
5.368% due 07/26/2045 ~(m)		7,998	7,971
6.000% due 03/26/2036 ~(m)		3,284	1,591
6.000% due 06/26/2037 ~		199	183

RCO X Mortgage LLC
5.418% due 10/25/2030 þ		4,202	4,163

Residential Asset Mortgage Products Trust
8.000% due 05/25/2032		178	114

Residential Asset Securitization Trust
5.500% due 07/25/2035		550	315

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/25/2036		$6,248	$1,580
6.000% due 02/25/2037		167	69
6.000% due 03/25/2037		2,803	858
6.000% due 07/25/2037 (m)		6,206	2,244
6.250% due 01/25/2037		5,396	1,832
6.250% due 08/25/2037		4,048	940
6.500% due 08/25/2036		10,264	2,810
6.750% due 08/25/2036		10,334	2,937

RFMSI Trust
5.714% due 07/27/2037 ~		87	69
5.850% due 11/25/2035		39	26
6.000% due 04/25/2037		295	227
6.000% due 06/25/2037		141	112

RiverView HECM Trust
4.020% due 05/25/2047 •		1,746	1,522

Seasoned Loans Structured Transaction Trust
6.080% due 09/25/2060 ~(m)		253,576	174,362

Sequoia Mortgage Trust
4.124% due 01/20/2038 ~		68	55
4.588% due 07/20/2036 •		67	12
5.239% due 02/20/2034 •		80	73

Sequoia Mortgage Trust 9
6.313% due 09/20/2032 ~		112	110

SFO Commercial Mortgage Trust
5.014% due 05/15/2038 •(m)		18,150	18,124
5.364% due 05/15/2038 •(m)		2,120	2,112
5.664% due 05/15/2038 •(m)		1,760	1,752

SG Commercial Mortgage Securities Trust
2.632% due 03/15/2037		3,660	3,507
4.509% due 02/15/2041 ~(m)		9,000	7,643

SMRT Commercial Mortgage Trust
6.451% due 01/15/2039 •(m)		30,200	30,073

Soho Trust
2.697% due 08/10/2038 ~(m)		18,930	15,250
2.697% due 08/10/2038 ~		9,300	6,829

STARM Mortgage Loan Trust
6.467% due 02/25/2037 ~(m)		698	644

Starwood Mortgage Residential Trust
3.935% due 11/25/2066 ~		100	78
3.935% due 11/25/2066 ~(m)		400	298

Starwood Mortgage Trust
6.265% due 04/15/2034 •		221	221
7.015% due 04/15/2034 •(m)		13,424	13,401
8.015% due 04/15/2034 •(m)		6,612	6,605

Stratton Hawksmoor PLC
5.834% due 02/25/2053 •(m)	GBP	1,967	2,640
6.584% due 02/25/2053 •(m)		4,300	5,771

Stratton Mortgage Funding PLC
0.000% due 06/28/2050 (b)		3,433	3,744
0.000% due 06/28/2050		0	428
0.000% due 06/20/2060 (b)		3,784	4,115
0.000% due 06/20/2060		0	2,249
7.741% due 06/20/2060 •		378	530
8.741% due 06/28/2050 •		73	97
8.741% due 06/20/2060 •		378	542

Structured Adjustable Rate Mortgage Loan Trust
4.136% due 02/25/2037 ~(m)		$4,510	2,942
4.261% due 01/25/2036 ~		496	264
4.349% due 03/25/2036 ~(m)		21,278	11,949
4.576% due 08/25/2036 ~		2,256	530
4.822% due 04/25/2047 ~		990	371

Structured Asset Mortgage Investments II Trust
4.186% due 03/25/2037 •		676	61
4.226% due 07/25/2046 •(m)		7,276	5,186
4.266% due 05/25/2036 •(m)		1,292	917
4.266% due 08/25/2036 •(m)		620	522
4.306% due 05/25/2045 •		41	39
4.684% due 02/25/2036 ~		2,610	1,137

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.859% due 01/25/2034 ~		50	49

Suntrust Alternative Loan Trust
3.304% due 04/25/2036 •(a)		3,885	575

TBW Mortgage-Backed Trust
6.000% due 07/25/2036		204	65
6.500% due 07/25/2036		18,349	3,780

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TDA 27 FTA
2.208% due 12/28/2050 •(m)	EUR	4,421	$4,721

TDA 28 FTA
2.272% due 10/28/2050 •(m)		6,601	4,321

Towd Point Mortgage Trust
0.000% due 12/25/2058 (b)		$46,177	6,148
0.000% due 12/25/2058 (a)		494,360	0
0.000% due 10/25/2059 (a)(k)		309,838	0
0.000% due 01/25/2060 (a)		62,324	611
2.259% due 10/25/2059 ~		12,232	7,046
3.892% due 10/25/2059 ~		4,000	2,583
4.000% due 01/25/2060 ~		464	423
4.500% due 10/25/2059 ~		4,817	4,098
4.537% due 01/25/2060 ~		3,087	2,305

VASA Trust
4.765% due 07/15/2039 •(m)		1,000	988
7.765% due 07/15/2039 •(m)		4,435	3,852

Verus Securitization Trust
0.305% due 05/25/2065 ~(a)		398,122	2,435
0.963% due 05/25/2065 ~(a)		398,122	14,269
6.400% due 05/25/2065 ~		9,662	9,142
7.782% due 06/25/2069 ~		1,000	1,009

VNDO Trust
3.903% due 01/10/2035 ~(m)		4,814	4,685

WaMu Mortgage Pass-Through Certificates Trust
3.759% due 03/25/2037 ~		200	168
3.860% due 11/25/2036 ~		74	64
4.028% due 06/25/2037 ~(m)		527	464
4.033% due 07/25/2037 ~(m)		658	529
4.041% due 03/25/2037 ~(m)		1,283	1,148
4.104% due 02/25/2037 ~(m)		1,259	1,086
4.182% due 07/25/2037 ~		418	384
4.386% due 07/25/2045 •		76	74
4.550% due 08/25/2036 ~(m)		769	716
4.686% due 06/25/2044 •		62	63
4.779% due 06/25/2047 •		1,120	1,061
4.827% due 07/25/2047 •		333	293
4.839% due 07/25/2047 •(m)		9,092	7,800
4.909% due 10/25/2046 •		175	156
4.989% due 09/25/2046 •(m)		2,083	1,740
5.077% due 07/25/2046 •(m)		1,963	1,822
5.778% due 03/25/2033 ~		18	18

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049	GBP	0	1,965
6.412% due 12/21/2049 •		646	867
6.912% due 12/21/2049 •		646	860

Washington Mutual Mortgage Pass-Through Certificates Trust
4.326% due 01/25/2047 •(m)		$6,254	5,736
4.446% due 07/25/2036 •(m)		2,701	1,964
4.590% due 06/25/2046 •(m)		4,375	2,493
4.879% due 10/25/2046 •		224	199
5.750% due 11/25/2035 (m)		660	627
6.000% due 04/25/2037 (m)		985	879
6.467% due 05/25/2036 þ(m)		2,890	2,562

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 ~		58	54

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		146	129
6.442% due 07/25/2037 ~(m)		1,000	931
6.500% due 07/25/2037 (m)		2,484	2,197

Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039 (m)		4,500	4,371
5.575% due 09/15/2040 ~		500	505

Wells Fargo Mortgage Loan Trust
4.147% due 03/27/2037 ~(m)		2,839	1,489
6.064% due 04/27/2036 ~(m)		2,177	2,064

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		39	37
6.468% due 09/25/2036 ~		2	2
6.497% due 10/25/2036 ~		3	3

Worldwide Plaza Trust
3.526% due 11/10/2036		13,944	11,215
3.596% due 11/10/2036 ~		11,000	1,090

84	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WSTN Trust
0.341% due 07/05/2037 ~(a)	$515,000	$1,540
7.690% due 07/05/2037 ~(m)	11,200	11,382
8.455% due 07/05/2037 ~(m)	11,200	11,280
9.835% due 07/05/2037 ~(m)	16,010	16,235

Total Non-Agency Mortgage-Backed Securities (Cost $2,722,989)		2,583,188

ASSET-BACKED SECURITIES 15.9%

AUTOMOBILE ABS OTHER 0.3%

Ally Bank Auto Credit-Linked Notes
11.395% due 09/15/2032	523	537

Exeter Automobile Receivables Trust
0.000% due 07/15/2033 «	27	11,631
0.000% due 12/15/2033	25	950

Flagship Credit Auto Trust
0.000% due 12/15/2027 «	9	401
0.000% due 06/15/2029 «	3	0

Huntington Bank Auto Credit-Linked Notes
7.918% due 10/20/2032 •	389	394
11.418% due 10/20/2032 •	468	473

Santander Bank Auto Credit-Linked Notes
7.762% due 06/15/2032	912	928
10.171% due 06/15/2032	1,951	2,013
13.030% due 06/15/2032	1,694	1,767

SBNA Auto Receivables Trust
8.710% due 06/15/2033	900	915

		20,009

AUTOMOBILE SEQUENTIAL 0.2%

CPS Auto Securitization Trust
11.000% due 06/16/2032 «	16,712	16,974

HOME EQUITY OTHER 8.5%

Aames Mortgage Investment Trust
4.761% due 10/25/2035 •(m)	2,200	2,109

ABFC Trust
4.406% due 10/25/2033 •	130	128
4.791% due 07/25/2034 •(m)	211	211
4.821% due 06/25/2035 •(m)	3,182	3,055
4.896% due 03/25/2034 •	383	373
4.896% due 03/25/2035 •(m)	246	221
5.016% due 03/25/2035 •	418	330

ACE Securities Corp. Home Equity Loan Trust
4.066% due 12/25/2036 •(m)	20,517	5,192
4.551% due 05/25/2035 •(m)	101	101
4.806% due 08/25/2035 •(m)	5,109	4,447
4.836% due 05/25/2035 •(m)	887	729
4.941% due 07/25/2035 •(m)	17,938	16,888

Aegis Asset-Backed Securities Trust
4.566% due 08/25/2035 •	93	93
4.806% due 08/25/2035 •	2,225	364
4.821% due 06/25/2035 •	3,000	931

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.946% due 09/25/2034 •(m)	740	739

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.214% due 09/25/2032 •(m)	1,148	1,048
4.716% due 11/25/2035 •(m)	4,300	4,133
4.761% due 09/25/2035 •(m)	1,438	1,445
4.791% due 11/25/2035 •(m)	1,200	1,071
4.791% due 01/25/2036 •(m)	3,996	3,783
4.821% due 05/25/2035 •(m)	782	765
4.866% due 01/25/2036 •(m)	3,900	3,502
5.571% due 05/25/2034 •	114	114
5.571% due 08/25/2035 •(m)	6,373	6,315
6.696% due 08/25/2032 •	129	128

Argent Securities Trust
3.996% due 09/25/2036 •(m)	7,186	2,335
4.046% due 06/25/2036 •(m)	6,279	1,720
4.086% due 04/25/2036 •	973	299
4.146% due 06/25/2036 •	3,535	968

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.226% due 03/25/2036 •(m)	$9,516	$5,398

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.536% due 11/25/2035 •(m)	14,851	13,396
4.536% due 01/25/2036 •(m)	1,089	1,185
4.606% due 02/25/2036 •(m)	18,843	15,548

Asset-Backed Securities Corp. Home Equity Loan Trust
4.746% due 11/25/2035 •(m)	2,439	2,398
4.851% due 04/25/2035 •	47	54
4.866% due 05/25/2035 •(m)	787	781
4.926% due 04/25/2035 •(m)	900	839

Bear Stearns Asset-Backed Securities I Trust
2.461% due 09/25/2034 •	56	56
4.126% due 12/25/2036 •(m)	7,240	7,496
4.767% due 04/25/2035 •(m)	1,237	1,250
4.866% due 10/25/2035 •(m)	441	443
4.926% due 12/25/2035 •(m)	2,869	2,866

Carrington Mortgage Loan Trust
3.926% due 03/25/2035 •	511	399
4.266% due 12/26/2036 •(m)	13,201	11,743

CIT Mortgage Loan Trust
5.596% due 10/25/2037 •	15,000	15,055

Citigroup Mortgage Loan Trust, Inc.
4.046% due 05/25/2037 •	388	266
4.146% due 12/25/2036 •(m)	15,932	6,005
4.166% due 09/25/2036 •(m)	9,265	7,217
4.166% due 12/25/2036 •(m)	10,205	5,781
4.286% due 12/25/2036 •(m)	11,673	4,412
4.821% due 10/25/2035 •(m)	2,330	1,676

Countrywide Asset-Backed Certificates
4.126% due 03/25/2037 •(m)	9,500	8,924
4.236% due 01/25/2046 •(m)	36,092	29,867
4.526% due 12/25/2036 •	239	200
4.746% due 03/25/2047 •(m)	818	622
4.836% due 05/25/2035 •	102	102
4.941% due 05/25/2035 •	430	428
4.946% due 05/25/2047 •(m)	4,176	3,846

Countrywide Asset-Backed Certificates Trust
4.246% due 06/25/2037 •(m)	15,659	16,071
4.326% due 03/25/2036 •(m)	12,141	11,270
4.326% due 05/25/2036 •(m)	3,365	2,942
4.346% due 11/25/2047 •(m)	3,417	3,134
4.357% due 10/25/2032 «~(m)	1	0
4.431% due 04/25/2036 •(m)	8,762	8,453
4.491% due 05/25/2036 •	821	658
4.956% due 08/25/2035 •(m)	670	666
5.016% due 04/25/2036 •(m)	3,920	3,578
5.871% due 11/25/2035 •(m)	6,297	4,628
6.867% due 09/25/2046 þ(m)	6,157	4,480

Credit Suisse First Boston Mortgage Securities Corp.
4.896% due 02/25/2031 •(m)	610	601

EMC Mortgage Loan Trust
7.221% due 04/25/2042 •(m)	1,615	1,595

Encore Credit Receivables Trust
4.536% due 07/25/2035 •	223	220
4.581% due 07/25/2035 •	270	256
4.896% due 07/25/2035 •	696	595

FBR Securitization Trust
4.776% due 09/25/2035 •(m)	6,500	5,940
4.821% due 11/25/2035 •	3,644	2,175

Fieldstone Mortgage Investment Trust
4.186% due 07/25/2036 •(m)	3,826	2,106

Fremont Home Loan Trust
4.146% due 01/25/2037 •(m)	2,610	1,204
4.326% due 02/25/2037 •	1,055	322
4.521% due 01/25/2036 •(m)	4,700	4,021
4.806% due 04/25/2035 •(m)	4,300	3,811
4.911% due 06/25/2035 •	1,049	1,046

GMACM Home Equity Loan Trust
6.749% due 12/25/2037 þ(m)	446	439

GSAMP Trust
3.906% due 01/25/2037 •(m)	2,312	1,433
3.936% due 01/25/2037 •	690	427
3.986% due 12/25/2036 •	725	390
4.096% due 12/25/2036 •(m)	3,384	1,680
4.166% due 04/25/2036 •	383	259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.246% due 11/25/2036 •(m)	$3,040	$1,426
4.386% due 04/25/2036 •(m)	13,649	9,330
5.496% due 10/25/2034 •	97	100

Home Equity Mortgage Loan Asset-Backed Trust
4.006% due 11/25/2036 •(m)	2,286	2,137
4.086% due 04/25/2037 •(m)	14,851	10,171
4.166% due 04/25/2037 •(m)	2,048	1,837
4.551% due 03/25/2036 •	1,026	841
4.563% due 12/25/2031 þ	447	291

HSI Asset Securitization Corp. Trust
4.036% due 01/25/2037 •(m)	25,510	18,417
4.066% due 12/25/2036 •	18,795	4,597
4.166% due 10/25/2036 •(m)	6,139	2,200
4.186% due 12/25/2036 •(m)	11,512	2,683

IXIS Real Estate Capital Trust
4.821% due 09/25/2035 •(m)	1,218	1,326

JP Morgan Mortgage Acquisition Corp.
4.746% due 09/25/2035 •(m)	2,300	2,134

JP Morgan Mortgage Acquisition Trust
4.006% due 08/25/2036 •	5	2
4.146% due 07/25/2036 •(m)	2,469	1,159
4.166% due 07/25/2036 •	916	251
5.962% due 09/25/2029 þ(m)	2,225	1,330
6.388% due 10/25/2036 þ(m)	6,096	3,642

Lehman ABS Mortgage Loan Trust
3.936% due 06/25/2037 •(m)	3,061	2,051

Long Beach Mortgage Loan Trust
4.226% due 02/25/2036 •(m)	16,123	14,431
4.386% due 05/25/2046 •(m)	7,647	2,285
4.551% due 11/25/2035 •(m)	47,620	47,000
4.761% due 08/25/2035 •(m)	3,400	3,162
4.971% due 04/25/2035 •(m)	6,500	6,414

MASTR Asset-Backed Securities Trust
4.066% due 08/25/2036 •(m)	2,481	877
4.146% due 03/25/2036 •(m)	4,512	2,680
4.186% due 06/25/2036 •(m)	3,233	3,039
4.206% due 02/25/2036 •(m)	5,671	2,054
4.326% due 06/25/2036 •	2,434	825
4.386% due 12/25/2035 •(m)	13,216	11,177
4.416% due 01/25/2036 •	97	97
4.746% due 10/25/2035 •(m)	1,553	1,466
4.821% due 05/25/2035 •	110	120
4.851% due 03/25/2035 •	1,280	1,295
4.866% due 03/25/2035 •	763	622
4.896% due 05/25/2035 •(m)	1,200	1,206
4.926% due 03/25/2035 •	1,707	1,626

Merrill Lynch Mortgage Investors Trust
4.791% due 02/25/2036 •	509	513
4.881% due 02/25/2036 •	180	177

Morgan Stanley ABS Capital I, Inc. Trust
3.916% due 10/25/2036 •	1,994	879
3.946% due 11/25/2036 •	1,063	630
3.966% due 09/25/2036 •	3,074	1,066
3.986% due 10/25/2036 •(m)	6,730	2,967
3.996% due 11/25/2036 •(m)	11,587	6,880
4.066% due 10/25/2036 •(m)	3,243	1,430
4.146% due 06/25/2036 •(m)	4,141	2,074
4.146% due 06/25/2036 •	419	372
4.146% due 09/25/2036 •(m)	6,175	2,139
4.176% due 02/25/2037 •(m)	4,087	1,816
4.716% due 09/25/2035 •	1,204	1,015
4.881% due 01/25/2035 •(m)	6,379	6,125
4.881% due 03/25/2035 •(m)	859	796
4.941% due 01/25/2035 •(m)	927	826

Morgan Stanley Capital I, Inc. Trust
4.206% due 03/25/2036 •	9	8

Morgan Stanley Home Equity Loan Trust
4.076% due 04/25/2037 •(m)	19,349	10,005

New Century Home Equity Loan Trust
4.491% due 12/25/2035 •(m)	908	883
4.521% due 12/25/2035 •(m)	2,195	1,973
4.626% due 03/25/2035 •(m)	525	525
4.791% due 06/25/2035 •(m)	394	424
4.821% due 06/25/2035 •(m)	1,067	1,067
4.866% due 06/25/2035 •(m)	1,342	1,383
4.971% due 03/25/2035 •(m)	813	817
6.846% due 01/25/2033 •	169	150

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	85

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.406% due 07/25/2036 •(m)	$3,500	$3,049
4.506% due 10/25/2036 •	4,031	728
4.761% due 05/25/2035 •(m)	1,980	1,583

NovaStar Mortgage Funding Trust
4.186% due 11/25/2036 •	990	301

Option One Mortgage Loan Trust
3.976% due 07/25/2037 •(m)	17,902	11,908
4.126% due 01/25/2037 •	230	151
4.126% due 01/25/2037 •(m)	6,836	4,029
4.176% due 04/25/2037 •(m)	1,847	916
4.286% due 01/25/2037 •	1,394	822
4.346% due 03/25/2037 •	451	223
5.662% due 01/25/2037 þ	1	1

Ownit Mortgage Loan Trust
3.157% due 10/25/2035 þ(m)	3,132	1,757
4.746% due 10/25/2036 •	2,348	2,351

Park Place Securities, Inc.
4.791% due 09/25/2035 •(m)	2,200	1,994

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.821% due 07/25/2035 •(m)	1,600	1,441
5.721% due 10/25/2034 •(m)	1,195	1,062

People’s Choice Home Loan Securities Trust
4.821% due 05/25/2035 •(m)	900	644

RAAC Trust
6.471% due 05/25/2046 •(m)	17,151	17,243

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	3,152	789

Residential Asset Mortgage Products Trust
4.596% due 04/25/2034 •(m)	780	778
4.716% due 04/25/2034 •(m)	187	188
5.421% due 04/25/2034 •(m)	993	1,006
5.826% due 04/25/2034 •(m)	1,738	1,835

Residential Asset Securities Corporation Trust
4.106% due 11/25/2036 •(m)	3,570	3,351
4.186% due 10/25/2036 •(m)	2,007	1,870
4.326% due 08/25/2036 •(m)	7,451	6,672
4.341% due 04/25/2036 •(m)	6,183	5,409
4.506% due 12/25/2035 •(m)	5,708	5,074
4.791% due 12/25/2035 •(m)	1,786	1,396

Saxon Asset Securities Trust
1.215% due 11/25/2035 •(m)	9,047	7,142
1.432% due 03/25/2035 •(m)	5,096	2,920

Securitized Asset-Backed Receivables LLC Trust
4.126% due 07/25/2036 •	2,081	1,817
4.166% due 07/25/2036 •	2,521	823
4.306% due 02/25/2037 •	204	91
4.521% due 01/25/2035 •	5	5

Soundview Home Loan Trust
3.996% due 06/25/2037 •(m)	2,671	1,803
4.126% due 06/25/2037 •(m)	4,842	3,269
4.206% due 02/25/2037 •(m)	6,619	1,762
4.366% due 02/25/2037 •(m)	7,681	2,055
4.796% due 10/25/2037 •(m)	3,444	2,721
4.821% due 11/25/2035 •(m)	1,087	1,081
4.946% due 09/25/2037 •(m)	1,334	1,142

Structured Asset Investment Loan Trust
4.846% due 09/25/2034 •	2,279	2,251

Structured Asset Securities Corp.
9.846% due 05/25/2032 •(m)	3,726	3,461

UCFC Home Equity Loan Trust
7.750% due 04/15/2030 ~	244	248

Wells Fargo Home Equity Asset-Backed Securities Trust
4.251% due 01/25/2037 •(m)	9,675	10,010

		630,603

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
4.129% due 03/25/2047 þ	2,296	1,508

Structured Asset Securities Corp. Mortgage Loan Trust
5.646% due 08/25/2037 •	5	5

		1,513

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MANUFACTURING HOUSE ABS OTHER 0.2%

Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2049	$200	$1

Conseco Finance Securitizations Corp.
8.060% due 09/01/2029 ~	2,914	355
9.163% due 03/01/2033 ~	7,266	7,356
9.546% due 12/01/2033 ~	4,277	4,221

GreenPoint Manufactured Housing
9.230% due 12/15/2029 ~	3,519	3,560

Mid-State Capital Corp. Trust
6.742% due 10/15/2040 (m)	1,575	1,599

Oakwood Mortgage Investors, Inc.
8.490% due 10/15/2030	1,114	1,091

		18,183

MANUFACTURING HOUSE SEQUENTIAL 0.1%

BCMSC Trust
7.830% due 06/15/2030 ~	3,549	220

Conseco Finance Corp.
6.530% due 02/01/2031 ~	250	226
7.060% due 02/01/2031 ~	1,089	1,002
7.500% due 03/01/2030 ~	5,876	1,479

Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ	150	153
7.960% due 05/01/2031	1,457	264
8.260% due 12/01/2030 ~	4,584	744
8.850% due 12/01/2030 ~	5,630	640

Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~	424	431

		5,159

WHOLE LOAN COLLATERAL 1.3%

Bear Stearns Asset-Backed Securities I Trust
6.000% due 12/25/2035	227	122
6.500% due 03/25/2037 þ(m)	8,804	8,088

Bear Stearns Asset-Backed Securities Trust
4.632% due 10/25/2036 ~	106	82
4.896% due 10/25/2036 ~	2,323	1,000
4.901% due 07/25/2036 ~	2	2

Citigroup Mortgage Loan Trust, Inc.
4.546% due 11/25/2046 •(m)	4,267	3,657
6.352% due 05/25/2036 þ	340	121
6.423% due 03/25/2036 þ	1,275	590
6.851% due 05/25/2036 þ	1,979	704

Countrywide Asset-Backed Certificates
4.326% due 04/25/2036 •	289	268

First Franklin Mortgage Loan Trust
4.416% due 02/25/2036 •(m)	5,308	5,070
4.791% due 09/25/2035 •(m)	5,835	5,485
4.821% due 05/25/2036 •(m)	13,435	12,386
4.896% due 03/25/2035 •(m)	2,101	2,025

GSAMP Trust
5.721% due 06/25/2034 •(m)	1,253	1,189

Lehman XS Trust
4.255% due 05/25/2037 ~(m)	5,388	4,637
6.670% due 06/24/2046 þ	131	144

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.896% due 04/25/2035 •(m)	392	391

PRET LLC
5.184% due 11/25/2055 þ	7,935	7,961
5.193% due 10/25/2055 þ	6,112	6,127
5.265% due 12/25/2055 «þ	5,600	5,607
5.342% due 12/25/2055 þ	7,715	7,742
5.391% due 08/25/2055 þ	1,612	1,617
5.657% due 08/25/2055 þ	958	961
5.732% due 08/25/2055 þ	962	965
5.744% due 06/25/2055 þ	1,387	1,393

Residential Asset Mortgage Products Trust
4.676% due 08/25/2033 •	252	252

Securitized Asset-Backed Receivables LLC Trust
4.346% due 05/25/2036 •(m)	13,695	7,396

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.446% due 11/25/2035 •(m)		$8,518	$7,413
4.506% due 08/25/2035 •(m)		1,109	865
4.821% due 12/25/2034 •(m)		442	386

Specialty Underwriting & Residential Finance Trust
3.671% due 02/25/2037 þ		2,302	739
3.924% due 06/25/2037 •(m)		2,739	1,363
4.546% due 03/25/2037 •		251	130

			96,878

OTHER ABS 5.3%

ABSLT DE LLC
12.234% due 05/20/2033 «		57,200	57,647

Acacia CDO 5 Ltd.
7.850% due 11/08/2039 •		8,674	1,907

Adagio VI CLO DAC
0.000% due 04/30/2031 ~	EUR	1,343	339

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ(m)		$790	775

Anchorage Credit Funding 13 Ltd.
0.000% due 07/27/2039 ~		3,400	2,323

Apex Credit CLO LLC
0.000% due 10/20/2034 ~		20,050	7,356

Aqueduct European CLO DAC
1.000% due 01/25/2039	EUR	1,343	923

C-BASS CBO XVI Corp.
7.250% due 09/06/2041 •		$98,373	494

Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		2,900	60

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		3,390	458

College Avenue Student Loans Trust
0.000% due 06/25/2054 «		21	11,616
8.660% due 06/25/2054		3,811	4,067

Cologix Canadian Issuer LP
7.740% due 01/25/2052	CAD	2,000	1,431

Cork Street CLO DAC
0.000% due 11/27/2028 ~	EUR	1,401	201

Coronado CDO Ltd.
5.533% due 09/04/2038 •		$21,624	6,340
6.000% due 09/04/2038		3,426	1,143

Deutsche Bank AG
11.214% due 01/21/2035 «•		18,900	19,134

Dryden 123 CLO Ltd.
0.000% due 04/15/2038 ~		8,400	6,772

Duke Funding VI Ltd.
7.750% due 04/08/2039 •		7,546	584

ECAF I Ltd.
3.473% due 06/15/2040		443	397
4.947% due 06/15/2040		2,936	2,724

Euromax V ABS PLC
2.338% due 11/10/2095 •	EUR	2,580	2,900

FAB U.K. Ltd.
0.000% due 12/06/2045 ~	GBP	16,148	3,330

FREED ABS Trust
0.000% due 09/20/2027 «		$10	1

Glacier Funding CDO III Ltd.
7.270% due 08/04/2035 •		31,282	2,308

GreenSky Home Improvement Issuer Trust
8.750% due 10/27/2059		483	501

Hillcrest CDO I Ltd.
4.731% due 12/10/2039 •		32,573	5,151

Hout Bay Corp.
4.716% due 07/05/2041 •		109,166	17,414
4.916% due 07/05/2041 •		4,871	6
5.046% due 07/05/2041 ^•(e)		1,690	0

KGS-Alpha SBA COOF Trust
1.125% due 04/25/2038 «~(a)		485	10

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042 (m)		1,713	1,716

LendingPoint Asset Securitization Trust
5.990% due 10/15/2029		259	258

86	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LendingPoint Pass-Through Trust
0.000% due 03/15/2028	$1,400	$126
0.000% due 04/15/2028 «	1,700	222

Madison Park Funding XXIII Ltd.
0.000% due 07/27/2047 ~	5,600	699

Man GLG U.S. CLO Ltd.
0.000% due 07/15/2034 ~	6,450	3,142

Marble Point CLO XXIII Ltd.
0.000% due 01/22/2052 ~	17,150	6,646

Margate Funding Ltd.
7.330% due 12/04/2044 •	14,352	2,428
7.600% due 12/04/2044 ^•(e)	14,026	0

Marlette Funding Trust
0.000% due 07/16/2029 «	16	0
0.000% due 09/17/2029 «	35	0
0.000% due 03/15/2030 «	33	22
0.000% due 09/16/2030 «	9	10

National Collegiate V Commutation Trust
0.000% due 03/25/2038 •(m)	135,030	19,771

OCP CLO Ltd.
0.000% due 07/20/2037 ~	11	3,441

Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~	700	327
5.617% due 04/15/2032 «(m)	638	639
5.823% due 04/15/2032 «	450	451
6.261% due 04/15/2032 «	470	472
10.273% due 04/15/2032 «	580	569

Pagaya AI Debt Selection Trust
3.270% due 05/15/2029	212	209

Palisades CDO Ltd.
8.200% due 07/22/2039 •	6,540	2,161

Putnam Structured Product Funding Ltd.
5.265% due 10/15/2038 •	683	359

RCKT Trust
7.830% due 11/27/2034	1,400	1,403

Reach ABS Trust
7.750% due 08/16/2032	500	514

Rockford Tower CLO Ltd.
0.000% due 10/15/2029 ~	11,667	596
0.000% due 10/20/2030 ~	4,967	361
0.000% due 10/20/2031 ~	4,967	293
0.000% due 04/20/2034 ~	22,000	8,188

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «	36	12,417

SLM Student Loan Trust
0.000% due 01/25/2042 «	31	5,933

SMB Private Education Loan Trust
0.000% due 10/15/2048 «	8	1,839
0.000% due 09/15/2054	32,617	37,040
0.000% due 11/16/2054 «	5	4,160
0.000% due 02/16/2055 «	9	9,181

Soloso CDO Ltd.
4.517% due 10/07/2037 •	17,418	14,457

South Coast Funding V Ltd.
5.198% due 08/06/2039 •	3,678	1,135

South Coast Funding VII Ltd.
0.454% due 01/06/2041 •	168,577	31,503
0.644% due 01/06/2041 •	10,259	1
0.794% due 01/06/2041 •	2,565	0

Start II Ltd.
4.089% due 03/15/2044 (m)	421	420

Stream Innovations Issuer Trust
6.270% due 07/15/2044	319	332

Taberna Preferred Funding V Ltd.
4.542% due 08/05/2036 •	8,395	7,807

Talon Funding Ltd.
7.490% due 06/05/2035 •	676	104

Tropic CDO V Ltd.
4.486% due 07/15/2036 •	3,261	3,155

Verde CDO Ltd.
4.426% due 10/05/2045 •	240,688	45,531

		388,350

Total Asset-Backed Securities (Cost $1,703,094)		1,177,669

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.8%

Angola Government International Bonds
8.000% due 11/26/2029		$7,400	$7,235

Argentina Bonar Bonds
0.750% due 07/09/2030 þ(m)		25,350	16,403
4.125% due 07/09/2035 þ		21,344	15,166

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		400	342
1.000% due 07/09/2029 (m)		4,241	3,792
3.500% due 07/09/2041 þ(m)		17,260	11,979
4.125% due 07/09/2035 þ(m)		14,400	10,742
4.125% due 07/09/2046 þ		220	157
5.000% due 01/09/2038 þ(m)		76,360	59,485

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		5,550	5,351

Colombia TES
11.000% due 08/22/2029	COP	34,125,300	8,541
11.750% due 01/24/2035		32,470,900	8,006
12.750% due 11/28/2040		34,412,700	8,935
13.250% due 02/09/2033		29,789,900	7,993

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	4,000	4,820

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	1,026,000	2,102

Dominican Republic International Bonds
10.500% due 03/15/2037 (m)	DOP	3,504,900	59,773
10.750% due 06/01/2036		60,400	1,043

Ecuador Government International Bonds
0.000% due 07/31/2030 (h)(m)		$11,400	9,770
6.900% due 07/31/2030 þ(m)		17,686	17,544

Egypt Government International Bonds
6.375% due 04/11/2031 (m)	EUR	7,000	8,466

Ghana Government International Bonds
0.000% due 07/03/2026 (h)(m)		$182	179
0.000% due 01/03/2030 (h)(m)		548	485
5.000% due 07/03/2029 þ(m)		2,756	2,713

Peru Government Bonds
5.350% due 08/12/2040	PEN	100	26
6.150% due 08/12/2032		5	2

Peru Government International Bonds
5.400% due 08/12/2034		1	0
6.900% due 08/12/2037		15	5
6.950% due 08/12/2031		4	1

Romania Government International Bonds
5.125% due 09/24/2031 (m)	EUR	3,090	3,718
5.250% due 05/30/2032		200	240
5.375% due 03/22/2031 (m)		2,620	3,207
5.875% due 07/11/2032 (m)		21,200	26,003
6.250% due 09/10/2034		50,600	62,484

Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$600	0
5.625% due 04/04/2042		10,200	7,140
5.875% due 09/16/2043		200	137

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	1,484,300	34,538
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		1,700	40
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		1,300	31
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		276,200	6,430

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(i)		$605	360
0.000% due 02/01/2034 þ(i)		2,262	1,080
0.000% due 02/01/2035 þ(i)		1,912	1,090
0.000% due 02/01/2036 þ(i)		1,593	904
4.500% due 02/01/2034 þ		3,223	1,974
4.500% due 02/01/2035 þ		3,879	2,327
4.500% due 02/01/2036 þ		3,980	2,348

Venezuela Government International Bonds
6.000% due 06/25/2035 ^(e)		590	157
9.250% due 09/15/2027 ^(e)		734	245

Total Sovereign Issues (Cost $383,234)			425,509

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 2.2%

COMMUNICATION SERVICES 0.8%

Clear Channel Outdoor Holdings, Inc. (f)	4,853,248	$10,726

iHeartMedia, Inc. Class A (f)	2,021,190	8,408

Promotora de Informaciones SA Class A (f)	4,079,279	1,698

SES SA «(f)	1,755,353	27,281

Uniti Group, Inc. (f)	959,341	6,725

		54,838

CONSUMER DISCRETIONARY 0.0%

Caesars Entertainment, Inc. (f)	2	0

Desarrolladora Homex SAB de CV «(f)	719,113	0

Steinhoff International Holdings NV «(f)(k)	299,163,217	0

West Marine «(f)(k)	43,000	272

		272

FINANCIALS 0.9%

Banca Monte dei Paschi di Siena SpA	6,139,000	65,363

Corestate Capital Holding SA «(f)(k)	843,935	0

UBS Group AG	12,342	570

XBP Global Holdings, Inc. (f)	5,398	37

		65,970

INDUSTRIALS 0.5%

Foresea Holdings SA «	263,557	5,946

Luxco Co. Ltd. «(f)(k)	1,799,373	31,744

Mcdermott International Ltd. (f)	4,683	98

Westmoreland Mining Holdings «(f)(k)	238,883	134

Westmoreland Mining LLC «(f)(k)	240,987	678

		38,600

REAL ESTATE 0.0%

Country Garden Holdings Co. Ltd. (f)	10,800	1

MNSN Holdings, Inc. «(f)(k)	25,645	1,282

		1,283

Total Common Stocks (Cost $148,656)		160,963

WARRANTS 0.1%

COMMUNICATION SERVICES 0.1%

Windstream Holdings II LLC - Exp. 08/01/2035 «	737,041	4,961

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	5,580	0

Total Warrants (Cost $4,490)		4,961

PREFERRED SECURITIES 5.0%

BANKING & FINANCE 0.9%

ADLER Group SA «	10,224,514	0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	87

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

AGFC Capital Trust I
5.916% (US0003M + 1.750%) due 01/15/2067 (m)	35,500,000	$23,682

American AgCredit Corp.
5.250% due 06/15/2026 (j)(m)	10,000,000	9,830

Capital Farm Credit ACA
5.000% due 03/15/2026 (j)(m)	4,300,000	4,303

Compeer Financial ACA
4.875% due 08/15/2026 (j)(m)	1,900,000	1,874

OCP CLO Ltd.
0.000% due 04/26/2036 ~	4,645	1,933

Windstream Holdings II LLC «	24,136	23,990

		65,612

INDUSTRIALS 4.1%

Atlas Re Ltd. «	528	53,220

Clover Holdings, Inc.
0.000% «(k)	157,800	3,035

Mustang Express Ltd.
0.000% «	211,068	213,200

SVB Financial Trust
0.000% due 11/07/2032 (h)	167,720	22
11.000% due 11/07/2032	29,233	13,930

Syniverse Holdings, Inc. «(k)	23,556,569	22,859

		306,266

Total Preferred Securities (Cost $376,106)		371,878

REAL ESTATE INVESTMENT TRUSTS 0.3%

REAL ESTATE 0.3%

VICI Properties, Inc.	711,293	20,002

Total Real Estate Investment Trusts (Cost $8,657)		20,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

First Brands Group LLC
13.854% (TSFR1M + 10.000%) due 06/29/2026 ~		$0	$0

Total Loan Participations and Assignments (Cost $(45))			0

SHORT-TERM INSTRUMENTS 3.2%

REPURCHASE AGREEMENTS (l) 2.5%
			187,254

NIGERIA TREASURY BILLS 0.1%
33.141% due 06/11/2026 - 06/12/2026 (g)(h)	NGN	6,754,900	4,278

U.S. TREASURY BILLS 0.6%
3.691% due 01/08/2026 - 04/21/2026 (g)(h)(o)(q)		$45,489	45,076

Total Short-Term Instruments (Cost $236,246)			236,608

Total Investments in Securities (Cost $10,858,842)			9,946,809

		SHARES
INVESTMENTS IN AFFILIATES 13.4%

COMMON STOCKS 4.4%

AFFILIATED INVESTMENTS 4.4%

AmSurg Corp. «(f)(k)		3,517,243	157,972

Incora New Equity «(f)(k)		2,316,329	89,723

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Market Garden †«‡(k)	$48,913,966	$50,338

Sierra Hamilton Holder LLC «(f)(k)	30,337,712	3

Windstream Services LLC «(f)	3,783,475	25,498

		323,534

Total Common Stocks (Cost $339,169)		323,534

SHORT-TERM INSTRUMENTS 9.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.0%

PIMCO Short-Term Floating NAV Portfolio III	68,016,535	662,549

Total Short-Term Instruments (Cost $662,259)		662,549

Total Investments in Affiliates (Cost $1,001,428)		986,083

Total Investments 148.0% (Cost $11,860,270)		$10,932,892

Financial Derivative Instruments (n)(p) (0.4)% (Cost or Premiums, net $27,621)		(28,776)

Other Assets and Liabilities, net (47.6)%		(3,515,273)

Net Assets 100.0%		$7,388,843

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†
Represents
co-investment
made with Company’s affiliates in accordance with the terms of the exemptive relief received from the U.S. Securities and Exchange Commission. See Note 10, Related Party Transactions in the Notes to Consolidated Financial Statements.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

‡	Insurance-Linked Investments.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Security becomes interest bearing at a future date.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

88	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$146,968	$157,972	2.14%
CIFI Holdings Group Co. Ltd.0.000% due 06/30/2029	12/29/2025	64	63	0.00
City of Port Huron Water Supply System Revenue 7.750% due 11/01/2045	12/19/2025	35,596	35,636	0.48
Clover Holdings, Inc.	12/09/2024 - 03/10/2025	2,367	3,035	0.04
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Incora New Equity	01/31/2025	112,516	89,723	1.21
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 11/03/2025	51,974	81,098	1.10
Luxco Co. Ltd.	10/01/2025	31,679	31,744	0.43
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	285	1,282	0.02
Market Garden	03/13/2024	48,914	50,338	0.68
Petersen Claim Units 1.000% due 12/31/2099	12/08/2025 - 12/24/2025	7,868	8,015	0.11
Sierra Hamilton Holder LLC	07/31/2017	7,690	3	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 05/30/2025	23,250	22,859	0.31
Towd Point Mortgage Trust 0.000% due 10/25/2059	05/28/2025	128	0	0.00
West Marine	09/12/2023	618	272	0.00
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	6,949	134	0.00
Westmoreland Mining LLC	06/30/2023	1,597	678	0.01

		$478,463	$482,852	6.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	3.870%	12/31/2025	01/02/2026		$19,500	U.S. Treasury Notes 4.000% due 01/31/2031	$(19,857)	$19,500	$19,504
JPS	3.780	11/12/2025	TBD	(2)	167,754	U.S. Treasury Bonds 1.375% - 3.875% due 08/15/2040 -11/15/2040	(169,650)	167,754	168,653

Total Repurchase Agreements							$(189,507)	$187,254	$188,157

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BNY	4.810%	10/23/2025	04/23/2026			$(81,276)	$(82,131)
	4.810	11/10/2025	05/11/2026			(50,709)	(51,084)
	4.810	12/30/2025	06/30/2026			(18,006)	(18,013)
BOS	4.210	12/03/2025	01/05/2026			(16,677)	(16,736)
	4.210	01/05/2026	06/05/2026			(16,708)	(16,708)
	4.310	12/03/2025	01/05/2026			(33,212)	(33,332)
	4.310	01/05/2026	06/05/2026			(33,212)	(33,212)
	4.360	12/03/2025	01/05/2026			(18,722)	(18,791)
	4.360	01/05/2026	06/05/2026			(18,615)	(18,615)
	4.410	12/03/2025	01/05/2026			(10,753)	(10,793)
	4.410	12/23/2025	04/20/2026			(14,689)	(14,707)
	4.410	01/05/2026	06/05/2026			(10,716)	(10,716)
	4.460	12/03/2025	01/05/2026			(1,196)	(1,201)
	4.460	01/05/2026	06/05/2026			(1,204)	(1,204)
	4.710	12/23/2025	04/20/2026			(10,999)	(11,014)
	4.810	12/23/2025	04/20/2026			(3,005)	(3,009)
BPS	0.000	11/28/2025	TBD	(4)	EUR	(905)	(1,063)
	1.750	09/01/2025	TBD	(4)		(1,050)	(1,241)
	2.250	12/04/2025	01/02/2026			(17,593)	(20,713)
	2.250	01/02/2026	04/02/2026			(17,951)	(21,096)
	2.251	12/19/2025	03/18/2026			(10,804)	(12,708)
	2.270	12/05/2025	03/05/2026			(5,263)	(6,196)
	2.320	12/11/2025	02/11/2026			(9,010)	(10,604)
	3.880	12/12/2025	TBD	(4)		$(3,913)	(3,922)
	4.050	12/12/2025	TBD	(4)		(4,231)	(4,241)
	4.050	12/31/2025	TBD	(4)		(5,260)	(5,261)
	4.050	01/02/2026	TBD	(4)		(4,696)	(4,696)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	89

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
	4.060	12/11/2025	02/10/2026			$(102,799)	$(103,054)
	4.100	12/12/2025	TBD	(4)		(4,549)	(4,560)
	4.300	12/24/2025	02/24/2026			(1,224)	(1,226)
	4.380	12/12/2025	01/30/2026			(811)	(813)
	4.410	12/31/2025	01/30/2026			(2,620)	(2,620)
	4.460	11/13/2025	05/13/2026			(18,696)	(18,818)
	4.557	11/26/2025	03/26/2026		GBP	(7,607)	(10,301)
	4.890	11/13/2025	05/13/2026			$(1,187)	(1,196)
	4.930	11/13/2025	05/13/2026			(3,943)	(3,971)
	4.940	10/23/2025	04/23/2026			(125,868)	(127,224)
	4.940	11/13/2025	05/13/2026			(29,144)	(29,354)
BRC	1.500	09/29/2025	TBD	(4)	EUR	(2,689)	(3,172)
	1.650	11/14/2025	TBD	(4)		(2,166)	(2,551)
	1.930	11/14/2025	TBD	(4)		(7,009)	(8,258)
	2.000	12/04/2025	TBD	(4)		(3,996)	(4,704)
	2.150	12/05/2025	TBD	(4)		(1,211)	(1,426)
	2.300	11/19/2025	02/19/2026			(24,197)	(28,516)
	3.250	12/19/2025	TBD	(4)	GBP	(4,998)	(6,746)
	3.450	12/19/2025	TBD	(4)		(2,682)	(3,621)
	3.580	12/12/2025	TBD	(4)		$(2,254)	(2,259)
	3.800	12/12/2025	TBD	(4)		(4,011)	(4,020)
	3.850	12/12/2025	TBD	(4)		(619)	(620)
	3.974	10/01/2025	01/05/2026			(334)	(337)
	4.200	12/12/2025	01/12/2026			(11,951)	(11,981)
	4.400	12/17/2025	03/17/2026			(19,440)	(19,478)
	4.710	11/05/2025	03/05/2026			(14,748)	(14,870)
	4.810	10/31/2025	01/30/2026			(10,842)	(10,943)
	4.810	12/23/2025	04/23/2026			(132,693)	(132,869)
	4.880	12/09/2025	03/09/2026			(10,834)	(10,869)
	4.890	12/10/2025	03/10/2026			(5,599)	(5,616)
	4.910	10/31/2025	01/30/2026			(5,685)	(5,739)
	4.910	12/09/2025	02/09/2026			(1,837)	(1,843)
	4.910	12/19/2025	04/20/2026			(8,429)	(8,445)
	4.932	12/05/2025	03/04/2026		GBP	(20,865)	(28,231)
	4.983	10/01/2025	02/02/2026			$(61,133)	(61,920)
	5.020	10/10/2025	01/12/2026			(10,379)	(10,500)
	5.050	11/05/2025	02/06/2026			(1,400)	(1,411)
BYR	4.210	10/10/2025	01/12/2026			(4,327)	(4,374)
	4.210	10/21/2025	01/21/2026			(32,752)	(33,067)
	4.210	11/03/2025	02/03/2026			(85,949)	(86,594)
	4.210	12/03/2025	03/03/2026			(22,051)	(22,136)
	4.260	12/05/2025	04/06/2026			(34,639)	(34,761)
	4.260	12/15/2025	04/06/2026			(10,697)	(10,719)
CDC	4.210	09/22/2025	01/20/2026			(11,964)	(12,121)
	4.210	12/10/2025	04/09/2026			(4,088)	(4,100)
	4.210	12/17/2025	04/16/2026			(21,540)	(21,580)
	4.210	12/23/2025	04/16/2026			(10,012)	(10,024)
	4.210	12/29/2025	04/28/2026			(11,498)	(11,503)
	4.210	01/02/2026	05/01/2026			(19,421)	(19,421)
	4.270	12/02/2025	01/02/2026			(2,989)	(3,000)
	4.270	12/05/2025	01/02/2026			(647)	(649)
	4.270	12/19/2025	01/02/2026			(1,686)	(1,688)
	4.270	12/24/2025	01/02/2026			(7,309)	(7,317)
	4.270	12/26/2025	01/02/2026			(824)	(825)
	4.270	12/30/2025	01/02/2026			(6,525)	(6,527)
	4.330	10/28/2025	01/28/2026			(9,962)	(10,041)
	4.480	10/01/2025	01/05/2026			(5,243)	(5,303)
	4.510	12/10/2025	04/09/2026			(6,879)	(6,899)
	4.610	12/10/2025	04/09/2026			(12,394)	(12,432)
	4.660	12/10/2025	04/09/2026			(560)	(561)
	4.760	12/10/2025	04/09/2026			(1,691)	(1,697)
CEW	5.233	11/19/2025	01/20/2026			(2,817)	(2,835)
DBL	2.220	12/08/2025	TBD	(4)	EUR	(5,558)	(6,542)
	2.350	12/11/2025	TBD	(4)		(9,858)	(11,602)
	2.630	07/09/2025	TBD	(4)		(3,732)	(4,442)
	2.660	07/09/2025	TBD	(4)		(5,211)	(6,203)
	3.900	12/12/2025	TBD	(4)		$(16,504)	(16,542)
	3.950	12/12/2025	TBD	(4)		(53,798)	(53,922)
	4.151	12/19/2025	03/20/2026			(1,065)	(1,067)
	4.165	12/19/2025	02/20/2026			(60,848)	(60,947)

90	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
	4.265	12/19/2025	02/20/2026			$(825)	$(827)
	4.330	12/12/2025	01/09/2026			(50,579)	(50,707)
	4.415	12/19/2025	02/20/2026			(6,337)	(6,348)
	4.461	12/08/2025	02/06/2026			(10,150)	(10,182)
	4.465	12/19/2025	02/20/2026			(9,193)	(9,209)
	4.511	12/08/2025	02/06/2026			(3,452)	(3,463)
	4.515	12/19/2025	02/20/2026			(5,863)	(5,873)
	4.561	12/08/2025	02/06/2026			(8,239)	(8,265)
	4.565	12/19/2025	02/20/2026			(30,398)	(30,452)
	4.611	12/08/2025	02/06/2026			(1,730)	(1,735)
	4.615	12/19/2025	02/20/2026			(5,930)	(5,940)
	4.661	12/08/2025	02/06/2026			(5,496)	(5,514)
	4.711	12/08/2025	02/06/2026			(5,394)	(5,412)
	4.715	12/19/2025	02/20/2026			(12,730)	(12,753)
	4.761	12/08/2025	02/06/2026			(9,724)	(9,756)
	4.765	12/19/2025	02/20/2026			(5,391)	(5,401)
	4.815	12/19/2025	02/20/2026			(13,654)	(13,679)
	4.861	12/08/2025	02/06/2026			(25,481)	(25,567)
	4.911	12/08/2025	02/06/2026			(3,079)	(3,089)
	4.961	12/08/2025	02/06/2026			(3,554)	(3,566)
	4.965	12/19/2025	02/20/2026			(16,743)	(16,776)
	5.011	12/08/2025	02/06/2026			(7,124)	(7,148)
	5.111	12/08/2025	02/06/2026			(13,376)	(13,423)
GLM	4.930	12/23/2025	09/23/2026			(98,008)	(98,142)
	4.980	12/23/2025	09/23/2026			(6,104)	(6,113)
	5.030	12/23/2025	09/23/2026			(4,043)	(4,049)
	5.180	12/23/2025	09/23/2026			(2,677)	(2,681)
	5.254	07/29/2025	04/29/2026			(58,514)	(59,855)
	5.304	07/29/2025	04/29/2026			(2,799)	(2,864)
IND	4.200	12/04/2025	03/04/2026			(3,286)	(3,297)
	4.290	12/09/2025	02/09/2026			(1,797)	(1,803)
	4.300	12/23/2025	03/23/2026			(2,541)	(2,544)
	4.350	12/23/2025	03/23/2026			(2,618)	(2,621)
	4.470	10/28/2025	01/28/2026			(15,055)	(15,179)
	4.540	10/30/2025	03/30/2026			(669)	(675)
JML	4.000	12/12/2025	01/30/2026			(48,560)	(48,674)
	4.300	12/12/2025	01/30/2026			(9,818)	(9,842)
	4.750	12/12/2025	01/30/2026			(111)	(111)
	4.775	12/05/2025	03/04/2026		GBP	(11,490)	(15,544)
MBC	4.425	11/19/2025	03/19/2026			(10,579)	(14,339)
	4.475	11/19/2025	03/19/2026			(6,921)	(9,382)
MEI	2.530	12/05/2025	03/04/2026		EUR	(2,041)	(2,403)
	2.590	12/19/2025	03/18/2026			(4,862)	(5,720)
	4.320	12/05/2025	03/04/2026		GBP	(1,554)	(2,102)
	4.370	12/05/2025	03/04/2026			(800)	(1,082)
	4.560	11/24/2025	01/26/2026			(3,169)	(4,292)
MSB	4.610	12/30/2025	06/29/2026			$(1,552)	(1,552)
	4.618	10/21/2025	04/17/2026		GBP	(17,493)	(23,794)
	4.710	10/10/2025	04/10/2026			$(2,017)	(2,041)
	4.710	12/30/2025	06/29/2026			(9,426)	(9,429)
	4.760	10/10/2025	04/10/2026			(1,889)	(1,911)
	4.760	11/19/2025	05/18/2026			(1,890)	(1,902)
	4.781	09/26/2025	03/24/2026		GBP	(8,758)	(11,955)
	4.810	11/05/2025	05/04/2026			$(24,462)	(24,668)
	4.860	10/10/2025	04/10/2026			(19,110)	(19,345)
	4.860	12/30/2025	06/29/2026			(38,339)	(38,355)
	4.910	12/30/2025	06/29/2026			(19,170)	(19,178)
MSC	(2.500)	12/30/2025	01/30/2026			(402)	(402)
	3.630	12/12/2025	01/30/2026			(5,681)	(5,693)
	4.860	12/30/2025	06/29/2026			(6,073)	(6,076)
MYI	1.750	09/26/2025	TBD	(4)	EUR	(1,178)	(1,391)
	1.750	11/14/2025	TBD	(4)		(1,579)	(1,859)
	2.300	12/05/2025	TBD	(4)		(7,989)	(9,405)
	3.250	12/19/2025	TBD	(4)	GBP	(1,000)	(1,349)
	3.250	12/29/2025	TBD	(4)		(304)	(409)
	3.300	12/29/2025	TBD	(4)		(3,985)	(5,373)
	3.950	12/19/2025	TBD	(4)		(7,577)	(10,228)
MZF	4.830	12/17/2025	06/17/2026			$(56,074)	(56,195)
NOM	3.850	12/12/2025	TBD	(4)		(5,045)	(5,056)
	4.000	12/12/2025	TBD	(4)		(2,994)	(3,001)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	91

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
RCE	2.980	10/28/2025	04/29/2026		EUR	(2,165)	$(2,558)
RCY	4.400	12/04/2025	01/07/2026			$(3,119)	(3,130)
RDR	4.000	12/18/2025	TBD	(4)		(38,674)	(38,739)
RTA	4.295	11/20/2025	05/20/2026			(55,114)	(55,412)
	4.295	12/02/2025	06/02/2026			(46,750)	(46,934)
	4.295	12/15/2025	05/20/2026			(2,113)	(2,118)
	4.295	12/18/2025	06/18/2026			(33,541)	(33,600)
	4.295	12/26/2025	06/18/2026			(894)	(895)
	4.740	12/18/2025	06/18/2026			(6,510)	(6,523)
	4.750	12/10/2025	04/09/2026			(591)	(593)
	4.770	11/21/2025	05/20/2026			(19,214)	(19,324)
	4.770	12/04/2025	06/04/2026			(13,058)	(13,112)
	4.820	12/04/2025	06/04/2026			(2,724)	(2,735)
	4.820	12/08/2025	03/09/2026			(6,357)	(6,379)
	4.920	10/28/2025	04/28/2026			(5,592)	(5,647)
	4.920	12/10/2025	04/09/2026			(13,786)	(13,830)
	4.970	12/18/2025	06/18/2026			(13,090)	(13,117)
	4.980	10/28/2025	04/28/2026			(7,889)	(7,968)
	4.990	10/28/2025	04/28/2026			(20,449)	(20,654)
	5.000	12/10/2025	04/09/2026			(1,284)	(1,288)
SBI	5.065	10/23/2025	06/03/2026			(43,661)	(44,098)
	5.115	10/23/2025	06/03/2026			(7,569)	(7,645)
SOG	3.910	12/12/2025	TBD	(4)		(1,291)	(1,294)
	3.970	12/12/2025	TBD	(4)		(66,202)	(66,355)
	3.990	12/12/2025	TBD	(4)		(39,193)	(39,284)
	4.240	12/19/2025	01/16/2026			(22,154)	(22,191)
	4.260	12/24/2025	02/24/2026			(13,935)	(13,950)
	4.470	10/07/2025	01/07/2026			(1,577)	(1,594)
	4.470	10/08/2025	01/08/2026			(33,991)	(34,354)
	4.470	11/13/2025	01/08/2026			(188)	(189)
	4.683	12/12/2025	03/12/2026			(3,611)	(3,621)
	4.710	12/18/2025	06/18/2026			(16,415)	(16,447)
	4.810	10/31/2025	04/30/2026			(22,712)	(22,916)
	4.860	10/31/2025	04/30/2026			(7,910)	(7,982)
	4.860	11/07/2025	05/07/2026			(22,488)	(22,665)
UBS	2.070	06/11/2025	TBD	(4)	EUR	(2,490)	(2,960)
	2.090	10/03/2025	TBD	(4)		(73,593)	(86,939)
	2.150	12/23/2025	TBD	(4)		(6,581)	(7,739)
	2.200	10/31/2025	TBD	(4)		(8,094)	(9,548)
	2.220	12/03/2025	03/03/2026			(25,220)	(29,694)
	2.220	12/04/2025	03/04/2026			(22,706)	(26,732)
	2.270	12/11/2025	02/11/2026			(4,660)	(5,484)
	2.755	12/05/2025	03/04/2026			(11,523)	(13,571)
	2.777	12/05/2025	03/04/2026			(204)	(240)
	2.927	12/05/2025	03/04/2026			(3,448)	(4,062)
	4.390	10/03/2025	01/06/2026			$(17,792)	(17,989)
	4.484	12/05/2025	03/04/2026		GBP	(2,294)	(3,102)
	4.770	11/19/2025	05/19/2026			$(1,545)	(1,554)
	4.820	11/19/2025	05/19/2026			(6,719)	(6,759)
	4.850	10/27/2025	04/27/2026			(12,448)	(12,560)
	4.860	10/27/2025	01/26/2026			(6,437)	(6,495)
	4.900	10/16/2025	04/16/2026			(2,743)	(2,772)
	4.910	10/27/2025	01/26/2026			(28,782)	(29,045)
	4.960	10/27/2025	01/26/2026			(4,197)	(4,236)
	4.980	09/30/2025	01/05/2026			(9,945)	(10,075)
	4.990	10/03/2025	01/06/2026			(39,146)	(39,639)
WFS	4.510	11/19/2025	02/19/2026			(6,102)	(6,136)
	4.530	11/19/2025	02/19/2026			(27,256)	(27,407)
	4.580	11/19/2025	02/19/2026			(12,095)	(12,163)
	4.710	10/06/2025	01/06/2026			(689)	(697)
	4.760	10/06/2025	01/06/2026			(6,960)	(7,041)
	4.810	10/06/2025	01/06/2026			(17,275)	(17,478)
	4.910	10/06/2025	01/06/2026			(23,867)	(24,154)

Total Reverse Repurchase Agreements							$(3,462,908)

92	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BNY	$0	$(151,228)	$0	$(151,228)	$202,128	$50,900
BOS	19,504	(190,038)	0	(170,534)	107,926	(62,608)
BPS	0	(394,878)	0	(394,878)	436,048	41,170
BRC	0	(390,945)	0	(390,945)	509,395	118,450
BYR	0	(191,651)	0	(191,651)	223,610	31,959
CDC	0	(135,688)	0	(135,688)	138,385	2,697
CEW	0	(2,835)	0	(2,835)	4,003	1,168
DBL	0	(416,352)	0	(416,352)	507,924	91,572
GLM	0	(173,704)	0	(173,704)	204,898	31,194
IND	0	(26,119)	0	(26,119)	30,343	4,224
JML	0	(74,171)	0	(74,171)	90,248	16,077
JPS	168,653	0	0	168,653	(171,967)	(3,314)
MBC	0	(23,721)	0	(23,721)	29,070	5,349
MEI	0	(15,599)	0	(15,599)	19,908	4,309
MSB	0	(154,130)	0	(154,130)	209,754	55,624
MSC	0	(12,171)	0	(12,171)	15,880	3,709
MYI	0	(30,014)	0	(30,014)	32,442	2,428
MZF	0	(56,195)	0	(56,195)	77,239	21,044
NOM	0	(8,057)	0	(8,057)	9,461	1,404
RBC	0	0	0	0	13	13
RCE	0	(2,558)	0	(2,558)	4,321	1,763
RCY	0	(3,130)	0	(3,130)	3,763	633
RDR	0	(38,739)	0	(38,739)	40,467	1,728
RTA	0	(250,129)	0	(250,129)	309,982	59,853
SBI	0	(51,743)	0	(51,743)	70,165	18,422
SOG	0	(252,842)	0	(252,842)	312,455	59,613
UBS	0	(321,195)	0	(321,195)	373,060	51,865
WFS	0	(95,076)	0	(95,076)	111,806	16,730

Total Borrowings and Other Financing Transactions	$188,157	$(3,462,908)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(162,942)	$(350,866)	$(493,361)	$(1,007,169)
Convertible Bonds & Notes	0	0	(6,379)	0	(6,379)
U.S. Government Agencies	0	(17,946)	(13,679)	(3,877)	(35,502)
Non-Agency Mortgage-Backed Securities	0	(259,511)	(443,124)	(782,013)	(1,484,648)
Asset-Backed Securities	0	(7,192)	(103,925)	(379,076)	(490,193)
Sovereign Issues	0	(100,883)	0	(174,096)	(274,979)
Preferred Securities	0	(38,370)	0	0	(38,370)

Total Borrowings	$0	$(586,844)	$(917,973)	$(1,832,423)	$(3,337,240)

Payable for reverse repurchase agreements (6)					$(3,337,240)

(m)	Securities with an aggregate market value of $4,089,148 and cash of $15,262 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(3,071,266) at a weighted average interest rate of 4.860%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(125,668) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	93

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	102	$(24,560)	$391	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	95	(22,915)	317	3	0

Total Futures Contracts				$708	$3	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
										Asset	Liability
Venture Global LNG, Inc.	5.000%	Quarterly	12/20/2030	4.628%	$	53,000	$921	$(58)	$863	$141	$0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.409	EUR	3,900	(376)	(31)	(407)	21	0
Worldline SA/France	5.000	Quarterly	12/20/2028	11.085		800	(115)	(14)	(129)	5	0

Worldline SA/France	5.000	Quarterly	12/20/2030	10.384		32,100	(6,089)	(316)	(6,405)	185	0

							$(5,659)	$(419)	$(6,078)	$352	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	27,000	$335	$4,908	$5,243	$0	$(21)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		138,900	(632)	1,403	771	157	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		28,300	(2,278)	24,829	22,551	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	$	15,100	7	303	310	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		1,244,900	6,094	(2,564)	3,530	0	(187)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		13,450	(2)	348	346	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027		1,348,200	13,042	(1,913)	11,129	0	(706)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		660	(31)	(18)	(49)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028		196,000	2,649	(381)	2,268	0	(185)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		123,500	(2,337)	1,125	(1,212)	151	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		275,200	4,155	(543)	3,612	0	(372)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		1,973,200	(18,087)	(6,900)	(24,987)	0	(2,931)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		98,500	(2,199)	13,057	10,858	179	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		16,600	(225)	2,072	1,847	30	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		88,000	10,651	(1,892)	8,759	172	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,300	28	(27)	1	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		83,530	(1,370)	1,658	288	194	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	12/21/2038		108,200	418	888	1,306	289	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	03/20/2043		1,300	(4)	263	259	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	12/16/2045		3,800	(44)	931	887	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		52,450	1,014	1,963	2,977	156	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/20/2048		3,100	256	644	900	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		20,500	(367)	7,266	6,899	55	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		68,000	16,788	10,922	27,710	173	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		45,800	11,031	7,198	18,229	116	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052		92,160	787	9,557	10,344	294	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027	BRL	9,400	0	(120)	(120)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		4,700	0	(59)	(59)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		4,700	0	(59)	(59)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		2,400	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		10,500	0	(96)	(96)	0	0
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027		599,100	0	4,782	4,782	2	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		25,100	0	(201)	(201)	0	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		437,000	0	(3,033)	(3,033)	0	(1)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	2,336	2,709	13	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,200	(1)	143	142	1	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,500	139	1,386	1,525	5	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		500	(16)	295	279	1	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		34,600	2,992	17,645	20,637	81	0
Receive (5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		143,700	1,990	19,820	21,810	89	0
Receive (5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		13,590	(183)	993	810	45	0

							$44,973	$118,907	$163,880	$2,231	$(4,435)

Total Swap Agreements							$39,314	$118,488	$157,802	$2,583	$(4,435)

94	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3	$2,583	$2,586	$0	$0	$(4,435)	$(4,435)

(o)
Securities with an aggregate market value of $13,648 and cash of $137,849 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	COP	549,325		$144	$0	$0
	01/2026	DOP	67,696		1,060	0	(5)
	01/2026	EUR	22,308		26,335	107	0
	01/2026		$8,487	EUR	7,214	0	(5)
	01/2026		196	PLN	719	4	0
	02/2026	COP	1,098,204		$288	3	0
	02/2026	DOP	260,972		4,064	4	(40)
	03/2026	COP	7,407,456		1,928	18	0

BPS	01/2026	CNH	9,780		1,388	0	(16)
	01/2026		$5,708	EUR	4,860	10	(4)
	01/2026		131	IDR	2,184,733	0	0
	01/2026		123	PLN	452	3	0
	03/2026	CZK	12,010		$577	0	(8)
	03/2026	TRY	312		7	0	0
	05/2026		$687	KWD	209	0	(5)
	06/2026		494		151	0	(2)
	07/2026		307		94	0	(1)
	06/2027		239		72	0	(1)
	05/2029	KWD	1,047		$3,600	142	0
	07/2029		128		440	17	0
	05/2030		755		2,600	92	0

BRC	01/2026	EUR	5,822		6,760	0	(85)
	01/2026		$57	PLN	207	1	0
	01/2026		21,452	TRY	961,702	819	0
	01/2026	ZAR	19,785		$1,142	0	(51)
	02/2026		$20,957	TRY	954,950	532	0
	03/2026		41,952		1,917,591	519	0

BSH	02/2026	COP	1,238,436		$324	2	0
	02/2026	PEN	3,520		1,007	0	(39)

CBK	01/2026	AUD	344		225	0	(4)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	95

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	COP	21,913,538		$5,777	$34	$(6)
	01/2026	DOP	80,900		1,247	0	(26)
	01/2026	EUR	19,873		23,262	12	(114)
	01/2026		$1,151	COP	4,338,251	0	(3)
	01/2026		78,340	EUR	67,097	550	(4)
	02/2026	COP	4,384,839		$1,151	14	0
	03/2026		7,196,451		1,899	33	0
	04/2026		2,401,138		630	12	0

DUB	01/2026	ZAR	35,258		2,024	0	(103)
	02/2026	HUF	199,077		605	0	(2)

FAR	01/2026	CNH	4,875		693	0	(7)
	01/2026		$1,247	EUR	1,058	0	(3)
	01/2026		1,943	MXN	36,044	54	0
	01/2026		517	PLN	1,892	10	0
	01/2026	ZAR	24,449		$1,422	0	(52)

GLM	01/2026	COP	547,170		144	1	0
	01/2026	DOP	972,872		15,430	121	0
	01/2026	NGN	41,076		28	0	0
	01/2026		$57	NGN	82,152	0	0
	01/2026		275	PLN	1,007	5	0
	01/2026	ZAR	18,180		$1,054	0	(42)
	02/2026	COP	10,797,116		2,815	5	0
	02/2026	DOP	124,082		1,941	0	(6)
	02/2026		$601	HUF	198,416	4	0
	02/2026		797	TRY	36,361	22	0
	03/2026	DOP	590,067		$9,205	56	(84)
	03/2026		$199	BRL	1,093	0	(2)
	05/2026	DOP	833,205		$12,692	0	(222)
	08/2026	NGN	48,825		31	0	0

JPM	01/2026	CNH	20,294		2,881	0	(30)
	01/2026	HKD	216,613		27,871	22	0
	01/2026	TRY	539		12	0	0
	01/2026		$399	PLN	1,468	10	0
	01/2026	ZAR	6,664		$388	0	(14)

MBC	01/2026		$2,934	CAD	4,130	76	0
	01/2026		11,066	EUR	9,515	126	(5)
	01/2026		4,390	GBP	3,288	42	0

NGF	01/2026	HKD	103		$13	0	0
	01/2026		$5,213	TRY	235,287	196	0
	02/2026		2,343		106,123	71	0
	03/2026		14,781		674,481	170	0

SCX	01/2026	CNH	9,720		$1,380	0	(15)
	01/2026		$11,929	EUR	10,257	130	0
	01/2026		217	IDR	3,633,925	1	0
	11/2026	NGN	32,350		$20	1	0

SOG	01/2026	EUR	875,861		1,014,037	0	(15,714)
	01/2026	GBP	236,781		312,009	0	(7,157)
	03/2026	MXN	125		7	0	0
	03/2026		$0	MXN	0	0	0

SSB	01/2026		8,733	GBP	6,547	92	0

UAG	01/2026		9,658	EUR	8,259	52	0
	01/2026		188	PLN	691	4	0
	01/2026	ZAR	34,538		$1,986	0	(97)

Total Forward Foreign Currency Contracts						$4,199	$(23,974)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	2.346%	$3,000	$(580)	$470	$0	$(110)

BRC	Egypt Government International Bonds	1.000	Quarterly	12/20/2028	2.020	22,600	(3,907)	3,277	0	(630)
	Egypt Government International Bonds	1.000	Quarterly	06/20/2029	2.215	6,900	(1,476)	1,212	0	(264)

96	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)		Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
										Asset	Liability
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2030	2.822%		$3,200	$(252)	$4	$0	$(248)

CBK	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525		1,000	(118)	112	0	(6)

	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	2.822		11,800	(955)	39	0	(916)

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦	22,100	0	1,294	1,294	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	1,524	0	13	13	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	823	0	8	8	0

GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525		1,150	(118)	111	0	(7)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706		4,800	(41)	27	0	(14)

JPM	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	2.822		18,200	(1,423)	11	0	(1,412)

MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	5.239		600	(45)	45	0	0

	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525		250	(22)	21	0	(1)

	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.346		3,700	(722)	586	0	(136)

								$(9,659)	$7,230	$1,315	$(3,744)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION
(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
GST	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$	3,826	$(762)	$440	$0	$(322)
	ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037		1,277	(1,295)	1,276	0	(19)
UAG	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046		20,482	(1)	(3,057)	0	(3,058)

							$(2,058)	$(1,341)	$0	$(3,399)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS

Counterparty	Pay/Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	AP Core Holdings II, LLC	1-Month USD-SOFR	Maturity	09/01/2027	$465	$0	$478	$478	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MYC	Receive (5)	Agile Group Holdings Ltd. «	N/A	0.000% (SOFR less a specified spread)	Maturity	01/28/2036	CNY	59,900	$24	$(1,826)	$0	$(1,802)

Total Swap Agreements									$(11,693)	$4,541	$1,793	$(8,945)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
BOA	$136	$0	$0	$136	$(50)	$0	$0	$(50)	$86	$0	$86
BPS	264	0	478	742	(37)	0	(110)	(147)	595	(648)	(53)
BRC	1,871	0	0	1,871	(136)	0	(1,142)	(1,278)	593	(100)	493
BSH	2	0	0	2	(39)	0	0	(39)	(37)	0	(37)
CBK	655	0	0	655	(157)	0	(922)	(1,079)	(424)	401	(23)
DUB	0	0	1,315	1,315	(105)	0	0	(105)	1,210	(1,220)	(10)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	97

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
FAR	$64	$0	$0	$64	$(62)	$0	$0	$(62)	$2	$0	$2
GLM	214	0	0	214	(356)	0	0	(356)	(142)	411	269
GST	0	0	0	0	0	0	(362)	(362)	(362)	444	82
JPM	32	0	0	32	(44)	0	(1,412)	(1,456)	(1,424)	1,402	(22)
MBC	244	0	0	244	(5)	0	0	(5)	239	(260)	(21)
MYC	0	0	0	0	0	0	(1,939)	(1,939)	(1,939)	1,951	12
NGF	437	0	0	437	0	0	0	0	437	(260)	177
SCX	132	0	0	132	(15)	0	0	(15)	117	0	117
SOG	0	0	0	0	(22,871)	0	0	(22,871)	(22,871)	22,225	(646)
SSB	92	0	0	92	0	0	0	0	92	0	92
UAG	56	0	0	56	(97)	0	(3,058)	(3,155)	(3,099)	2,408	(691)

Total Over the Counter	$4,199	$0	$1,793	$5,992	$(23,974)	$0	$(8,945)	$(32,919)

(q)
Securities with an aggregate market value of $29,242 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	352	0	0	2,231	2,583

	$0	$352	$0	$0	$2,234	$2,586

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,199	$0	$4,199
Swap Agreements	0	1,315	0	0	478	1,793

	$0	$1,315	$0	$4,199	$478	$5,992

	$0	$1,667	$0	$4,199	$2,712	$8,578

98	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$4,435	$4,435

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,974	$0	$23,974
Swap Agreements	0	7,143	0	0	1,802	8,945

	$0	$7,143	$0	$23,974	$1,802	$32,919

	$0	$7,143	$0	$23,974	$6,237	$37,354

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$317	$317
Swap Agreements	0	211	0	0	(7,317)	(7,106)

	$0	$211	$0	$0	$(7,000)	$(6,789)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,892	$0	$1,892
Swap Agreements	0	1,900	0	0	88	1,988

	$0	$1,900	$0	$1,892	$88	$3,880

	$0	$2,111	$0	$1,892	$(6,912)	$(2,909)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,232)	$(1,232)
Swap Agreements	0	(419)	0	0	16,349	15,930

	$0	$(419)	$0	$0	$15,117	$14,698

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,526	$0	$22,526
Swap Agreements	0	3,549	0	0	(544)	3,005

	$0	$3,549	$0	$22,526	$(544)	$25,531

	$0	$3,130	$0	$22,526	$14,573	$40,229

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December
31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,911,328	$763,693	$2,675,021
Corporate Bonds & Notes
Banking & Finance	0	294,614	2,074	296,688
Industrials	0	1,524,894	154,670	1,679,564
Utilities	0	129,184	9,302	138,486
Convertible Bonds & Notes
Banking & Finance	0	9,297	433	9,730
Industrials	0	13,228	0	13,228
Municipal Bonds & Notes
Arizona	0	892	0	892
Michigan	0	3,142	0	3,142
West Virginia	0	34,293	0	34,293
U.S. Government Agencies	0	104,194	0	104,194
U.S. Treasury Obligations	0	10,793	0	10,793
Non-Agency Mortgage-Backed Securities	0	2,506,448	76,740	2,583,188
Asset-Backed Securities
Automobile ABS Other	0	7,977	12,032	20,009
Automobile Sequential	0	0	16,974	16,974
Home Equity Other	0	630,603	0	630,603
Home Equity Sequential	0	1,513	0	1,513
Manufacturing House ABS Other	0	18,183	0	18,183

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Manufacturing House Sequential	$0	$5,159	$0	$5,159
Whole Loan Collateral	0	91,271	5,607	96,878
Other ABS	0	263,700	124,650	388,350
Sovereign Issues	0	425,509	0	425,509
Common Stocks
Communication Services	25,859	1,698	27,281	54,838
Consumer Discretionary	0	0	272	272
Financials	37	65,933	0	65,970
Industrials	98	0	38,502	38,600
Real Estate	1	0	1,282	1,283
Warrants
Communication Services	0	0	4,961	4,961
Preferred Securities
Banking & Finance	0	41,622	23,990	65,612
Industrials	0	13,952	292,314	306,266
Real Estate Investment Trusts
Real Estate	20,002	0	0	20,002
Short-Term Instruments
Repurchase Agreements	0	187,254	0	187,254
Nigeria Treasury Bills	0	4,278	0	4,278
U.S. Treasury Bills	0	45,076	0	45,076

	$45,997	$8,346,035	$1,554,777	$9,946,809

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	99

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$0	$0	$323,534	$323,534
Short-Term Instruments
Central Funds Used for Cash Management Purposes	662,549	0	0	662,549

	$662,549	$0	$323,534	$986,083

Total Investments	$708,546	$8,346,035	$1,878,311	$10,932,892

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,586	0	2,586

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Over the counter	$0	$4,677	$1,315	$5,992

	$0	$7,263	$1,315	$8,578

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,435)	0	(4,435)
Over the counter	0	(27,718)	(5,201)	(32,919)

	$0	$(32,153)	$(5,201)	$(37,354)

Total Financial Derivative Instruments	$0	$(24,890)	$(3,886)	$(28,776)

Totals	$708,546	$8,321,145	$1,874,425	$10,904,116

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$694,936	$126,409	$(167,398)	$2,790	$1,513	$(7,604)	$128,538	$(15,491)	$763,693	$(625)
Corporate Bonds & Notes
Banking & Finance	2,009	1,150	(594)	0	33	580	0	(1,104)	2,074	1
Industrials	169,595	6,871	(44,569)	647	0	22,126	0	0	154,670	9,922
Utilities	0	8,778	0	(7)	0	531	0	0	9,302	531
Convertible Bonds & Notes
Banking & Finance	0	432	0	9	0	(8)	0	0	433	(8)
Non-Agency Mortgage-Backed Securities	195,225	75,869	(416)	200	(946)	654	0	(193,846)	76,740	871
Asset-Backed Securities
Automobile ABS Other	15,176	0	0	0	0	(2,194)	0	(950)	12,032	(1,375)
Automobile Sequential	17,379	0	(388)	0	0	(17)	0	0	16,974	(11)
Whole Loan Collateral	0	5,600	0	0	0	7	0	0	5,607	7
Other ABS	169,669	0	(3,062)	42	(11,421)	6,587	0	(37,165)	124,650	(962)
Common Stocks
Communication Services	61,862	0	(55,754)	0	30,645	(9,472)	0	0	27,281	27,281
Consumer Discretionary	272	0	0	0	0	0	0	0	272	0
Financials	60,554	0	(62,046)	0	(52,010)	53,502	0	0	0	0
Industrials	6,117	31,679	0	0	0	706	0	0	38,502	706
Real Estate (3)	103	0	0	0	0	1,179	0	0	1,282	1,179
Warrants
Communication Services	12,301	4,490	(11,087)	0	2,929	(3,672)	0	0	4,961	471
Financials	28	0	(160)	0	(43,339)	43,471	0	0	0	0
Preferred Securities
Banking & Finance	0	24,136	0	0	0	(146)	0	0	23,990	(146)
Industrials	77,463	214,585	0	0	0	266	0	0	292,314	266

	$1,482,689	$499,999	$(345,474)	$3,681	$(72,596)	$106,496	$128,538	$(248,556)	$1,554,777	$38,108

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	314,038	23,081	(29,295)	0	0	15,710	0	0	323,534	15,253

Financial Derivative Instruments - Assets
Over the counter	$1,334	$0	$(6)	$0	$0	$(13)	$0	$0	$1,315	$(19)

Financial Derivative Instruments - Liabilities
Over the counter	$(5,442)	$425	$(307)	$0	$30	$93	$0	$0	$(5,201)	$(47)

Totals	$1,792,619	$523,505	$(375,082)	$3,681	$(72,566)	$122,286	$128,538	$(248,556)	$1,874,425	$53,295

100	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$137,034	Comparable Companies	EBITDA Multiple	X	16.360	—
	314,142	Discounted Cash Flow	Discount Rate		4.814-75.000	8.719
	35,245	Indicative Market Quotation	Broker Quote		101.250	—
	81,070	Recent Transaction	Purchase price		98.000-99.000	98.112
	196,202	Third Party Vendor	Broker Quote		42.500-122.000	113.610
Corporate Bonds & Notes
Banking & Finance	1,998	Recent Transaction	Purchase price		100.000	—
	76	Indicative Market Quotation	Broker Quote		6.000	—
Industrials	154,670	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
Utilities	1,287	Indicative Market Quotation	Broker Quote	EUR	14.125	—
	8,015	Recent Transaction	Purchase Price		2,920.000	—
Convertible Bonds & Notes
Banking & Finance	433	Indicative Market Quotation	Broker Quote		7.250-21.500	12.469
						—
Non-Agency Mortgage-Backed Securities	35,636	Proxy Pricing	Base Price		100.813	—
	41,104	Recent Transaction	Purchase Price		100.000	—
Asset-Backed Securities
Automobile ABS Other	12,032	Discounted Cash Flow	Discount Rate		10.000-16.000	10.200
Automobile Sequential	16,974	Discounted Cash Flow	Discount Rate		10.420	—
Whole Loan Collateral	5,607	Proxy Pricing	Base Price		100.000	—
Other ABS	124,650	Discounted Cash Flow	Discount Rate		5.957-20.000	11.660
Common Stocks
Communication Services	27,281	Indicative Market Quotation	Broker Quote	$	15.542	—
Consumer Discretionary	272	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	0.500/20.750	—
Industrials	6,758	Indicative Market Quotation	Broker Quote	$	0.563-22.563	2.440
	31,744	Indicative Market Quotation	Broker Quote	EUR	15.012	—
Real Estate	1,282	Other Valuation Techniques (4)	—		—	—
Warrants
Communication Services	4,961	Option Pricing Model	Volatility		65.000	—
Preferred Securities
Banking & Finance	23,990	Discounted Cash Flow	Discount Rate		11.780	—
Industrials	3,035	Comparable Companies	Revenue/EBITDA Multiple	X	4.625/18.000	—
	22,859	Discounted Cash Flow	Discount Rate		14.350	—
	42,640	Recent Transaction	Purchase Price	$	1,052.632	—
	53,220	Sum Of The Parts	Discount Rate		3.718	—
	170,560					—

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	157,972	Comparable Companies	EBITDA Multiple	X	16.360	—
	89,723	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
	3	Expected Recovery	Price		0.000	—

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	101

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)	December 31, 2025	(Unaudited)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
	$25,498	Reference Instrument	Stock Price w/Liquidity Discount	4.130	—
	50,338	Sum Of The Parts	Discount Rate/Mortality Assumption	15.323/2015 ANB VBT Mortality Table	—

Financial Derivative Instruments - Assets
Over the counter	1,315	Indicative Market Quotation	Broker Quote	0.497-5.818	5.735

Financial Derivative Instruments - Liabilities
Over the counter	(5,201)	Indicative Market Quotation	Broker Quote	85.000-98.500	48.707

Total	$1,874,425

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

102	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 36.5%

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		$8,100	$8,159

Altice France SA
6.391% - 7.966% (EUR003M + 4.375%) due 10/30/2028 ~	EUR	2,281	2,658
8.110% (TSFR3M + 4.125%) due 04/30/2028 ~		$384	380
8.891% - 5.966% (EUR003M + 6.875%) due 05/31/2031 ~	EUR	76	90
6.391% - 7.966% (TSFR3M + 5.063%) due 10/30/2028 ~		$3,091	3,061
9.360% (TSFR3M + 5.375%) due 05/14/2029 ~		4,200	4,174
8.891% - 5.966% (TSFR3M + 6.875%) due 05/31/2031 ~		8,508	8,517

Aston XLN Topco Ltd.
10.088% due 07/30/2032 «~	GBP	3,230	4,273

Bausch Health Cos., Inc.
9.966% (TSFR1M + 6.250%) due 10/08/2030 ~		$5,270	5,161

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~		19,639	16,699

Cerba Healthcare SAS
5.762% - 9.331% (EUR006M + 3.700%) due 06/30/2028 ~	EUR	10,900	9,515
6.012% - 8.831% (EUR006M + 3.950%) due 02/16/2029 ~		8,300	7,226

Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~		$1,808	1,792

Comexposium
TBD% due 03/28/2026 «	EUR	38,951	55,845

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		$14,516	15,006

Databricks, Inc.
TBD% due 01/03/2031 ~µ		852	867
TBD% due 01/05/2032 «µ		852	854
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		3,848	3,916

Dun & Bradstreet Corp.
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~µ		382	381
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~		3,818	3,783

Envalior Finance GmbH
7.566% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	5,200	5,981
9.340% (TSFR3M + 5.500%) due 04/01/2030 ~		$16,062	15,006

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		32,090	33,053

Espai Barca Fondo De Titulizacion
TBD% - 11.862% (EUR006M + 0.000%) due 06/30/2028 «~	EUR	7,243	9,442

Finastra USA, Inc.
7.723% (TSFR3M + 4.000%) due 09/15/2032 ~		$9,700	9,514
10.723% (TSFR3M + 7.000%) due 09/15/2033 ~		900	884

Forward Air Corp.
8.338% (TSFR3M + 4.500%) due 12/19/2030 ~		7,877	7,839

Galaxy U.S. Opco, Inc.(5.840% Cash)
5.840% (TSFR3M + 2.000%) due 07/31/2030 ~		14,624	14,107

Gateway Casinos & Entertainment Ltd.
9.951% (TSFR3M + 6.250%) due 12/18/2030 ~		34,169	34,282

Gray Television, Inc.
9.123% (TSFR1M + 5.250%) due 06/04/2029 ~		56	56

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Guardian
TBD% - 9.912% due 08/29/2032 «~µ		$700	$700
TBD% - 9.912% (TSFR3M + 5.500%) due 08/29/2032 «~		5,100	5,061

Harp Finco Ltd.
8.723% due 03/27/2032 «~	GBP	5,325	7,048

iHeartCommunications, Inc.
9.606% (TSFR1M + 5.775%) due 05/01/2029 ~		$6,428	5,903

INEOS Quattro Holdings U.K. Ltd.
8.066% (TSFR1M + 4.250%) due 04/02/2029 ~		8,967	6,367

INEOS U.S. Finance LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		6,583	5,359

Ivanti Software, Inc.
TBD% (TSFR3M + 5.750%) due 06/01/2029 ~		1,510	1,563
TBD% (TSFR3M + 4.750%) due 06/01/2029 ~		11,273	9,423

J&J Ventures Gaming LLC
8.831% (TSFR1M + 5.000%) due 04/26/2028 «~		2,564	2,590

McAfee LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~		1,097	1,016

MPH Acquisition Holdings LLC
7.590% (TSFR3M + 3.750%) due 12/31/2030 ~		284	285
8.702% (TSFR3M + 4.600%) due 12/31/2030 ~		5,140	4,844

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		9,614	7,890
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		931	878

Obol France 3 SAS
7.103% - 7.223% (EUR006M + 5.000%) due 12/31/2028 ~	EUR	6,135	7,130

OCS Group Holdings Ltd.
9.719% due 11/28/2031 ~	GBP	13,000	17,562

Paradigm Parent LLC
8.172% (TSFR3M + 4.500%) due 04/16/2032 ~		$3,591	3,172

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		43,012	40,009

Polaris Newco LLC
7.852% (TSFR3M + 3.750%) due 06/02/2028 ~		26,275	25,398

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	12,700	5,394

Project Quasar Pledgco SLU
5.185% - 9.488% (EUR001M + 3.250%) due 04/17/2026 «~		5,719	6,582

Promotora de Informaciones SA
7.480% (EUR003M + 5.470%) due 12/31/2029 ~		39,500	45,652

Puris LLC
9.436% (TSFR3M + 5.750%) due 06/30/2031 «~		$4,171	3,935

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		1,397	1,398

Republic of Kenya Government International Bonds
9.186% (PRIME + 5.400%) due 04/05/2028 «~		4,167	4,126

Softbank Vision Fund II
7.322% (TSFR3M + 3.650%) due 04/25/2029 «~		6,614	6,644

Spruce Bidco II, Inc.
TBD% - 10.088% (TSFR6M + 4.750%) due 01/30/2032 «~		2,630	2,653

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TBD% - 10.088% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	476	$350
TBD% - 10.088% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	51,045	329
TBD% - 10.088% due 01/30/2032 «~µ		$596	596

Steenbok Lux Finco 2 SARL
10.000% due 12/31/2028 ~	EUR	62,978	23,095

Stepstone Group MidCo 2 GmbH
6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~		18,600	20,711
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$3,985	3,739

Strategic Gaming Commitment
10.905% (TSFR3M + 7.000%) due 10/15/2030 «~		5,500	5,436

Subcalidora 2
7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	14,400	17,007

Transnet SOC Ltd.
11.125% due 03/02/2028 «~	ZAR	74,689	4,523

U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ		$1,969	1,949
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		40,972	38,693
TBD% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~		15,750	15,435

Unicorn BAY
13.000% due 12/31/2026 «~	HKD	81,239	10,569

X Corp.
9.500% due 10/26/2029 ~		$2,850	2,845
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		25,216	24,829

Total Loan Participations and Assignments (Cost $692,589)			681,209

CORPORATE BONDS & NOTES 32.6%

BANKING & FINANCE 5.0%

123 Lights Re Ltd.
14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~		350	361

Alamo Re Ltd.
12.014% (FHMMUSTF + 8.434%) due 06/07/2027 ~		550	585
15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		250	261

Armor Holdco, Inc.
8.500% due 11/15/2029 (l)		3,100	3,137

Armor RE II Ltd.
12.110% (BRMMUSDF + 8.500%) due 01/07/2032 ~		250	264
13.810% (BRMMUSDF + 10.200%) due 05/07/2031 ~		250	269

Blue Ridge Re Ltd.
7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	250

Bonanza RE Ltd.
3.542% (T-BILL 3MO + 0.000%) due 01/08/2027 ~		400	336

Cape Lookout Re Ltd.
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		1,800	1,866

Claveau Re Ltd.
17.250% due 07/08/2028 «		1,088	0

Corestate Capital Holding SA (10.000% Cash or 11.000% PIK)
10.000% due 12/31/2026 (c)	EUR	223	242

Credit Suisse AG AT1 Claim		$800	236

East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		450	450
12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		300	306

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	103

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~		$500	$527
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		500	527
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		500	531

Fairfax India Holdings Corp.
5.000% due 02/26/2028 (l)		18,350	17,645

Golden Bear Re Ltd.
13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		1,080	1,081

Greengrove RE Ltd.
11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		300	312

Hestia Re Ltd.
3.730% (BNMMDTSC + 0.100%) due 04/22/2029 ~		67	38
10.380% (BNMMDTSC + 6.750%) due 03/13/2032 ~		250	258
11.880% (BNMMDTSC + 8.250%) due 03/13/2032 ~		250	260

Integrity RE III Ltd.
15.792% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		400	422
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		300	345

Integrity Re Ltd.
20.814% (FHMMUSTF + 17.234%) due 06/08/2026 ~		900	964
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		900	986

ION Platform Finance SARL
6.500% due 09/30/2030 (l)	EUR	3,800	4,332
7.875% due 05/01/2029 (l)		2,100	2,510

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (l)		$500	475

ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.625% due 05/01/2028		400	372
5.000% due 05/01/2028 (l)		1,600	1,492
8.750% due 05/01/2029 (l)		3,500	3,549
9.000% due 08/01/2029 (l)		4,200	4,154
9.500% due 05/30/2029 (l)		600	608

Long Walk Reinsurance Ltd.
13.850% (BRMMUSDF + 10.240%) due 01/30/2031 ~		1,700	1,711

Longleaf Pine Re Ltd.
21.553% (GSMMUSTI + 17.932%) due 05/27/2031 ~		280	308

Luca RE Ltd.
10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		700	723

Nature Coast Re Ltd.
13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	260

New Immo Holding SA
3.250% due 07/23/2027 (l)	EUR	2,000	2,352

Palm RE Ltd.
11.380% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$300	314

Polestar Re Ltd.
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		600	631
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		1,800	1,878

Purple Re Ltd.
12.786% (JMMMUSTF + 9.126%) due 06/06/2031 ~		300	316

Quercus II Re DAC
13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	350	411

Quercus Re DAC
10.050% (EUR003M + 8.000%) due 01/06/2031 ~		250	301

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sanders Re III Ltd.
15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		$4,164	$2,457

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	20,125	4,361

Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$400	419
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		300	313
12.988% (BRMMUSDF + 9.378%) due 06/05/2031 ~		300	306

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (l)		21,202	19,742

Ursa Re II Ltd.
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		500	500

Ursa Re Ltd.
11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		900	918
12.910% (JMMMUSTF + 9.250%) due 12/07/2028 ~		2,000	2,080

Veraison Re Ltd.
16.240% (BRMMUSDF + 12.630%) due 03/10/2031 ~		1,600	1,625

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(d)		21,907	0

Winston RE Ltd.
13.840% (BNMMDTSC + 10.210%) due 02/26/2031 ~		250	266
15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~		1,400	1,484

			93,627

INDUSTRIALS 24.3%

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033		8,999	8,264

Altice France SA
4.750% due 10/15/2030	EUR	6,623	7,338
6.500% due 04/15/2032 (l)		$3,434	3,295
6.875% due 10/15/2030 (l)		1,746	1,695
6.875% due 07/15/2032 (l)		2,090	2,006
7.250% due 11/01/2029	EUR	308	361
9.500% due 11/01/2029 (l)		$3,363	3,475

ams-OSRAM AG
10.500% due 03/30/2029 (l)	EUR	12,700	15,599
12.250% due 03/30/2029 (l)		$7,950	8,484

APLD ComputeCo LLC
9.250% due 12/15/2030 (l)		520	510

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (l)		9,600	8,942
10.375% due 03/31/2029 (l)	GBP	3,924	4,841

Beignet Investor LLC
6.581% due 05/30/2049 (l)		$35,180	37,200

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029 (l)		7,470	6,502

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029 (l)		7,900	6,706

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028 (l)		1,740	1,723
7.500% due 05/15/2030 (l)	EUR	1,100	1,342

Cogent Communications Group LLC/Cogent Finance, Inc.
7.000% due 06/15/2027 (l)		$1,440	1,444

CoreWeave, Inc.
9.000% due 02/01/2031 (l)		2,600	2,386

Directv Financing LLC
8.875% due 02/01/2030 (l)		2,100	2,127

DISH DBS Corp.
5.250% due 12/01/2026		30,500	29,600
5.750% due 12/01/2028		13,400	13,164
7.750% due 07/01/2026		14,600	14,431

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ecopetrol SA
4.625% due 11/02/2031 (l)		$4,900	$4,396
7.750% due 02/01/2032 (l)		31,500	32,458
8.375% due 01/19/2036 (l)		520	536
8.875% due 01/13/2033 (l)		1,000	1,069

EW Scripps Co.
9.875% due 08/15/2030 (l)		2,900	2,898

Gray Media, Inc.
9.625% due 07/15/2032		900	935

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(c)		30,081	30,081

Incora Top Holdco LLC
6.000% due 01/30/2033 «(k)		21,250	33,158

INEOS Finance PLC
7.250% due 03/31/2031 (l)	EUR	1,200	1,221

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031 (l)		$5,640	5,687

MPH Acquisition Holdings LLC
5.750% due 12/31/2030 (l)		17,000	14,931

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (c)(l)		8,764	9,276

National Mentor Holdings, Inc.
10.500% due 12/15/2030 (l)		4,500	4,528

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		10,077	7,186

Nissan Motor Co. Ltd.
7.500% due 07/17/2030 (l)		1,000	1,050

Ocado Group PLC
10.500% due 08/08/2029 (l)	GBP	10,200	13,861
11.000% due 06/15/2030 (l)		4,200	5,729

Petroleos Mexicanos
6.700% due 02/16/2032 (l)		$4,206	4,197
6.840% due 01/23/2030 (l)		2,000	2,032
8.750% due 06/02/2029 (l)		3,253	3,490

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (l)		3,900	4,101

ProFrac Holdings II LLC
10.902% (TSFR3M + 7.250%) due 01/23/2029 ~(l)		5,553	5,678

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	348	540

Times Square Hotel Trust
8.528% due 08/01/2026		$94	94

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
8.250% due 05/15/2030 (l)	EUR	12,200	13,865
9.500% due 05/15/2030 (l)		$3,117	3,116

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028 (l)		103	102

U.S. Renal Care, Inc.
10.625% due 06/28/2028		7,141	6,123

Ubisoft Entertainment SA
0.878% due 11/24/2027 (l)	EUR	7,700	8,342

Vale SA
0.000% due 12/29/2049 ~(i)	BRL	340,000	25,438

Venture Global LNG, Inc.
9.500% due 02/01/2029 (l)		$9,232	9,575

Viridien
8.500% due 10/15/2030 (l)	EUR	4,702	5,808
10.000% due 10/15/2030 (l)		$4,057	4,281

VZ Secured Financing BV
7.500% due 01/15/2033		4,500	4,563

Xerox Corp.
13.500% due 04/15/2031 (l)		300	246

Yinson Boronia Production BV
8.947% due 07/31/2042 (l)		196	214

			452,240

UTILITIES 3.3%

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	38	625

104	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033 (l)		$900	$967
8.650% due 01/24/2033		1,250	1,342

Gazprom PJSC via Gaz Finance PLC
3.000% due 06/29/2027		200	168

NGD Holdings BV
6.750% due 12/31/2026 (l)		720	659

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (c)(l)		33,262	14,802

OI SA (8.500% PIK)
8.500% due 12/31/2028 (c)		69,007	819

Peru LNG SRL
5.375% due 03/22/2030 (l)		12,470	12,086

Petersen Claim Units
1.000% due 12/31/2099 «(k)		72	2,102

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (l)		26,904	25,865
8.625% due 06/15/2032 (l)		3,000	2,957

			62,392

Total Corporate Bonds & Notes (Cost $691,311)			608,259

CONVERTIBLE BONDS & NOTES 1.7%

BANKING & FINANCE 1.3%

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2028 (c)	EUR	1,859	1,169

PennyMac Corp.
5.500% due 03/15/2026 (l)		$24,225	24,261

			25,430

INDUSTRIALS 0.4%

DISH Network Corp.
3.375% due 08/15/2026		3,700	3,589

Ubisoft Entertainment SA
2.375% due 11/15/2028	EUR	3,000	3,451

			7,040

Total Convertible Bonds & Notes (Cost $33,450)			32,470

MUNICIPAL BONDS & NOTES 0.1%

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)		$25,000	2,412

Total Municipal Bonds & Notes (Cost $4,119)			2,412

U.S. GOVERNMENT AGENCIES 5.9%

Federal Home Loan Mortgage Corp. REMICS
1.902% due 07/15/2042 •(a)(l)		1,395	140
2.000% due 11/25/2050 - 01/25/2051 (a)(l)		16,526	1,664
2.102% due 03/15/2043 •(a)(l)		6,374	702
2.102% due 11/15/2047 •(a)		174	28
3.000% due 11/25/2050 - 09/25/2051 (a)(l)		37,945	5,727
3.500% due 04/25/2041 (a)(l)		6,341	673
4.000% due 11/25/2048 - 06/25/2051 (a)(l)		11,292	2,359
4.500% due 12/25/2050 (a)(l)		3,575	811

Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.558% due 06/25/2057 ~(a)		5,117	998
3.463% due 05/25/2057 ~(l)		18,120	7,725
4.250% due 09/25/2060 (l)		6,151	5,961
4.250% due 03/25/2061 ~		3,263	3,030
11.938% due 11/25/2060 ~		5,400	3,967
13.184% due 09/25/2060 ~		4,174	3,103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. STACR REMICS Trust
8.624% due 01/25/2051 •(l)	$1,700	$1,890
10.974% due 01/25/2042 •(l)	4,800	5,057
11.374% due 10/25/2041 •(l)	23,500	24,546
11.674% due 11/25/2041 •(l)	14,300	15,038

Federal National Mortgage Association Connecticut Avenue Securities Trust
9.374% due 12/25/2041 •(l)	8,900	9,208
9.874% due 10/25/2041 •(l)	7,100	7,334

Federal National Mortgage Association Interest STRIPS
3.500% due 05/25/2030 (a)	1,843	70
5.000% due 08/25/2043 (a)(l)	1,997	402

Federal National Mortgage Association REMICS
2.500% due 04/25/2049 - 02/25/2050 (a)(l)	18,246	2,559
3.000% due 12/25/2032 - 01/25/2051 (a)(l)	10,320	1,637
4.000% due 09/25/2051 (a)(l)	20,255	4,848

Total U.S. Government Agencies (Cost $111,431)		109,477

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (n)(p)	935	944

U.S. Treasury Notes
4.250% due 08/15/2035 (n)(p)	1,520	1,531

Total U.S. Treasury Obligations (Cost $2,519)		2,475

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.9%

280 Park Avenue Mortgage Trust
6.905% due 09/15/2034 •(l)	4,750	4,640

Adjustable Rate Mortgage Trust
4.531% due 02/25/2036 ~(l)	5,960	3,762
4.531% due 02/25/2036 ~	997	625

Ashford Hospitality Trust
6.023% due 04/15/2035 •(l)	2,500	2,488
7.023% due 04/15/2035 •(l)	8,700	8,655

Atrium Hotel Portfolio Trust
7.098% due 12/15/2036 •(l)	1,111	1,027

Banc of America Funding Trust
1.187% due 09/26/2036 ~(l)	3,863	2,867
4.086% due 06/26/2036 •(l)	2,707	2,361
5.750% due 05/26/2036	264	150

BBCCRE Trust
4.563% due 08/10/2033 ~(l)	16,650	12,167

BBCMS Mortgage Trust
3.688% due 02/15/2053 ~(l)	15,650	11,540

BBCMS Trust
7.598% due 07/15/2037 •(l)	2,100	1,530

BCP Trust
6.357% due 06/15/2038 •	10,000	1,160
7.503% due 06/15/2038 •(l)	5,000	265

Bear Stearns Commercial Mortgage Securities Trust
5.566% due 01/12/2045 ~	17	17

Beast Mortgage Trust
7.315% due 03/15/2036 •(l)	5,750	1,228
8.315% due 03/15/2036 •(l)	7,125	997

CHL Mortgage Pass-Through Trust
5.246% due 08/25/2035 •(l)	2,141	1,654

Citigroup Commercial Mortgage Trust
3.790% due 12/15/2072 ~	6,250	1,677

Citigroup Mortgage Loan Trust, Inc.
4.574% due 08/25/2036 ~(l)	979	884

CLNY Trust
6.870% due 11/15/2038 •(l)	15,000	13,291

COLT Mortgage Loan Trust
7.961% due 04/25/2068 ~(l)	3,288	3,308

COMM Mortgage Trust
4.998% due 06/15/2034 •	3,065	2,895
5.198% due 06/15/2034 •	5,000	4,525
5.448% due 06/15/2034 •	500	438
6.292% due 06/15/2034 •(l)	7,400	5,217

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
6.250% due 12/25/2036 (l)		$4,548	$1,819

CRSNT Trust
7.374% due 04/15/2036 •(l)		7,000	6,873

CSMC Trust
0.000% due 02/25/2067 ~(a)		336,231	100
0.005% due 02/25/2067 ~(a)		336,231	124
3.536% due 01/25/2058 ~		9,321	7,661
3.978% due 01/25/2060 ~(l)		8,144	6,216
4.000% due 02/25/2067 ~(l)		23,825	18,117
4.051% due 02/25/2067 ~		9,126	1,263
6.994% due 07/15/2032 •(l)		19,982	19,925

Deutsche Mortgage & Asset Receiving Corp.
3.887% due 11/27/2036 •		6,141	6,086

DOLP Trust
0.665% due 05/10/2041 ~(a)(l)		309,500	8,552
3.704% due 05/10/2041 ~(l)		32,400	24,967

DROP Mortgage Trust
6.614% due 10/15/2043 •(l)		5,500	4,666

Great Hall Mortgages No. 1 PLC
7.742% due 06/18/2039 •(l)	GBP	1,940	2,565

Greenwood Park CLO Ltd.
0.000% due 04/15/2031 «		$27,000	1

GS Mortgage Securities Corp. Trust
6.597% due 11/15/2032 •(l)		10,782	10,687

GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~		137	131
0.000% due 12/25/2060 ~(a)		151,599	4,693
0.165% due 12/25/2060 ~(a)		130,450	1,048
3.923% due 12/25/2060 ~(l)		34,468	23,516

GSR Mortgage Loan Trust
6.250% due 08/25/2036 (l)		4,050	1,116

JP Morgan Alternative Loan Trust
4.126% due 03/25/2037 •(l)		10,309	8,939

JP Morgan Chase Commercial Mortgage Securities Trust
5.614% due 12/15/2036 •		1,700	62
6.098% due 02/15/2035 •(l)		1,234	1,192
6.307% due 07/05/2033 •(l)		5,012	2,631
6.657% due 07/05/2033 •(l)		10,000	3,950
6.965% due 03/15/2036 •(l)		25,550	13,060
7.715% due 03/15/2036 •(l)		9,500	3,811
8.715% due 03/15/2036 •		700	107

JP Morgan Resecuritization Trust
4.041% due 12/27/2046 •(l)		10,104	8,483

Mill City Mortgage Loan Trust
0.000% due 04/25/2057 ~		126,979	3,807
0.000% due 04/25/2057 ~(a)		126,979	392
0.000% due 11/25/2058 ~(a)		98,519	235
0.000% due 11/25/2058 ~		98,519	378
1.823% due 11/25/2058 ~(l)		16,205	11,276
3.946% due 04/25/2057 ~(l)		20,617	15,825

Morgan Stanley Capital I Trust
6.109% due 12/15/2036 •(l)		4,294	47
6.248% due 11/15/2034 •(l)		5,370	5,219
7.198% due 11/15/2034 •(l)		3,357	3,232

Morgan Stanley Re-REMICS Trust
3.199% due 03/26/2037 þ(l)		2,343	2,465

MRCD Mortgage Trust
2.718% due 12/15/2036 (l)		28,715	17,693

Myers Park CLO Ltd.
0.000% due 10/20/2030 «		13,000	2

New Orleans Hotel Trust
6.487% due 04/15/2032 •(l)		11,978	11,878

New Residential Mortgage Loan Trust
3.978% due 07/25/2059 ~(l)		5,000	3,824

Project Cashmere
0.000% due 12/30/2057 «(b)	AUD	15,400	10,277
7.563% due 12/30/2057 «(b)		6,100	4,071
8.643% due 12/30/2057 «(b)		6,800	4,538

RALI Trust
4.266% due 06/25/2037 •(l)		$622	568

Residential Asset Securitization Trust
6.500% due 08/25/2036 (l)		5,384	1,474

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	105

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SFO Commercial Mortgage Trust
6.764% due 05/15/2038 •(l)		$18,000	$17,880
7.514% due 05/15/2038 •(l)		8,000	7,920

Structured Adjustable Rate Mortgage Loan Trust
5.244% due 03/25/2036 ~(l)		3,472	3,397

Trinity Square PLC
0.000% due 07/15/2059	GBP	10	2,210
0.000% due 07/15/2059 (l)		7,804	9,172
6.944% (SONIO/N + 3.000%) due 07/15/2059 ~(l)		4,682	6,317
7.694% (SONIO/N + 3.750%) due 07/15/2059 ~(l)		4,682	6,306
8.944% (SONIO/N + 5.000%) due 07/15/2059 ~(l)		6,244	9,511
9.444% (SONIO/N + 5.500%) due 07/15/2059 ~(l)		4,682	6,199
9.944% (SONIO/N + 6.000%) due 07/15/2059 ~(l)		2,389	3,226

VASA Trust
7.015% due 07/15/2039 •(l)		$10,000	9,122
7.765% due 07/15/2039 •(l)		7,000	6,079

Verus Securitization Trust
8.085% due 12/25/2068 ~(l)		4,538	4,611

WaMu Mortgage Pass-Through Certificates Trust
4.839% due 07/25/2047 •(l)		1,745	1,497
4.896% due 12/25/2045 •(l)		11,938	10,667

Wells Fargo Mortgage-Backed Securities Trust
6.756% due 10/25/2036 ~		164	157

Total Non-Agency Mortgage-Backed Securities (Cost $614,514)			483,201

ASSET-BACKED SECURITIES 18.2%

AUTOMOBILE ABS OTHER 0.5%

Carvana Auto Receivables Trust
0.000% due 01/10/2028 «		10	836

Exeter Automobile Receivables Trust
0.000% due 12/15/2033		12	481

Flagship Credit Auto Trust
0.000% due 04/17/2028 «		10	411

Huntington Bank Auto Credit-Linked Notes
7.918% due 10/20/2032 •		611	619
11.418% due 10/20/2032 •		655	662

Santander Bank Auto Credit-Linked Notes
7.762% due 06/15/2032 (l)		1,042	1,060
10.171% due 06/15/2032 (l)		2,417	2,494
13.030% due 06/15/2032		2,132	2,225

			8,788

AUTOMOBILE SEQUENTIAL 0.4%

CPS Auto Securitization Trust
11.000% due 06/16/2032 «		7,818	7,941

HOME EQUITY OTHER 11.2%

Aames Mortgage Investment Trust
6.546% due 01/25/2035 •(l)		5,000	4,052

ACE Securities Corp. Home Equity Loan Trust
4.221% due 08/25/2036 •(l)		25,176	20,982

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.646% due 07/25/2035 •(l)		7,500	6,553

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.536% due 01/25/2036 •(l)		21,502	23,400

Asset-Backed Securities Corp. Home Equity Loan Trust
4.076% due 05/25/2037 •(l)		7,464	5,409

Bear Stearns Asset-Backed Securities I Trust
4.509% due 01/25/2037 •(l)		6,307	5,785

BNC Mortgage Loan Trust
5.346% due 11/25/2037 •(l)		32,783	23,654

Countrywide Asset-Backed Certificates Trust
4.221% due 06/25/2037 •(l)		5,638	5,486

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Encore Credit Receivables Trust
5.601% due 10/25/2035 •(l)	$6,319	$5,846

Fieldstone Mortgage Investment Trust
6.771% due 08/25/2034 •(l)	2,344	1,888

First NLC Trust
4.866% due 12/25/2035 •(l)	8,859	7,977

Fremont Home Loan Trust
4.896% due 01/25/2035 •(l)	7,156	6,170

GSAMP Trust
4.296% due 08/25/2036 •(l)	16,983	14,759

MASTR Asset-Backed Securities Trust
4.431% due 01/25/2036 •(l)	6,403	5,259

Morgan Stanley ABS Capital I, Inc. Trust
4.956% due 07/25/2035 •(l)	9,845	8,097

Morgan Stanley Home Equity Loan Trust
4.911% due 05/25/2035 •(l)	5,341	5,198

New Century Home Equity Loan Trust
4.866% due 06/25/2035 •(l)	17,591	18,130

Saxon Asset Securities Trust
4.326% due 09/25/2036 •(l)	11,239	9,352

Soundview Home Loan Trust
4.671% due 12/25/2035 •(l)	6,312	6,204

Structured Asset Investment Loan Trust
4.821% due 07/25/2035 •(l)	10,518	8,555

Structured Asset Securities Corp. Mortgage Loan Trust
4.146% due 04/25/2036 •(l)	18,388	15,738

		208,494

WHOLE LOAN COLLATERAL 1.4%

First Franklin Mortgage Loan Trust
4.156% due 10/25/2036 •(l)	5,954	5,020
4.776% due 11/25/2035 •(l)	8,078	7,669

Residential Asset Mortgage Products Trust
5.121% due 02/25/2035 •(l)	5,313	4,690

Securitized Asset-Backed Receivables LLC Trust
4.346% due 03/25/2036 •(l)	1,328	842

Specialty Underwriting & Residential Finance Trust
4.146% due 09/25/2037 •(l)	21,219	7,346

		25,567

OTHER ABS 4.7%

Ayresome CDO I Ltd.
7.370% due 12/08/2045 •(l)	25,992	6,400

College Avenue Student Loans Trust
0.000% due 06/25/2054 «(l)	11	6,008
8.660% due 06/25/2054 (l)	1,971	2,104

Duke Funding High Grade III Ltd.
0.090% due 08/02/2049 (a)	840,370	144
5.100% due 08/02/2049 •	29,910	225

FREED ABS Trust
0.000% due 09/20/2027 «	4	0

Greenwood Park CLO Ltd.
0.000% due 04/15/2031 ~	27,000	2,430

KKR CLO 31 Ltd.
0.000% due 04/20/2034 ~(l)	10,000	3,504

Madison Park Funding XXIII Ltd.
0.000% due 07/27/2047 ~(l)	5,600	699

Marlette Funding Trust
0.000% due 09/16/2030 «	38	45

Montauk Point CDO II Ltd.
7.560% due 04/06/2046 •(l)	327,058	9,853
7.670% due 04/06/2046 •	4,400	0

Montauk Point CDO Ltd.
7.565% due 10/06/2042 •(l)	213,556	21,613

Myers Park CLO Ltd.
0.000% due 10/20/2030 «~	13,000	3,411

Reach ABS Trust
7.750% due 08/16/2032	500	513

Sierra Madre Funding Ltd.
4.278% due 09/07/2039 •	883	486

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
0.000% due 02/16/2055 «		$5	$4,934

Stream Innovations Issuer Trust
6.270% due 07/15/2044		319	332

Structured Finance Advisors ABS CDO III Ltd.
7.250% due 07/02/2037 •(l)		41,770	5,172

Summer Street Ltd.
4.249% due 12/06/2045 •		56,060	11,970

Upstart Securitization Trust
7.410% due 09/20/2035		8,800	8,738

			88,581

Total Asset-Backed Securities (Cost $433,090)			339,371

SOVEREIGN ISSUES 7.6%

Angola Government International Bonds
8.000% due 11/26/2029		1,900	1,858

Argentina Republic Government International Bonds
3.500% due 07/09/2041 þ		10,733	7,449

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		3,768	3,632

Colombia TES
11.000% due 08/22/2029	COP	37,406,000	9,362
11.750% due 01/24/2035		35,592,000	8,776
12.750% due 11/28/2040		37,721,000	9,794
13.250% due 02/09/2033		32,653,000	8,761

Ecuador Government International Bonds
0.000% due 07/31/2030 (g)(l)		$6,200	5,313
6.900% due 07/31/2030 þ(l)		10,657	10,571
6.900% due 07/31/2035 þ(l)		2,570	2,272

Egypt Government Bonds
21.954% due 03/04/2028	EGP	877,000	18,412

Egypt Government International Bonds
6.375% due 04/11/2031 (l)	EUR	2,000	2,419

Romania Government International Bonds
5.875% due 07/11/2032 (l)		16,000	19,625
6.250% due 09/10/2034		11,400	14,077

Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$200	0
5.625% due 04/04/2042		4,200	2,940

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	396,200	9,219
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		600	14
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		400	9
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		79,200	1,844

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		$271	161
0.000% due 02/01/2034 þ(h)		1,014	484
0.000% due 02/01/2035 þ(h)		856	488
0.000% due 02/01/2036 þ(h)		714	405
4.500% due 02/01/2034 þ		1,614	988
4.500% due 02/01/2035 þ		1,738	1,043
4.500% due 02/01/2036 þ		1,614	952

Total Sovereign Issues (Cost $128,571)			140,868

		SHARES
COMMON STOCKS 8.2%

COMMUNICATION SERVICES 0.6%

Promotora de Informaciones SA Class A (e)		1,623,357	676

SES SA «(e)		652,149	10,135

			10,811

106	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.0%

Steinhoff International Holdings NV «(e)(k)	115,240,755	$0

FINANCIALS 1.3%

Banca Monte dei Paschi di Siena SpA	2,274,000	24,212

Corestate Capital Holding SA «(e)(k)	632,951	0

UBS Group AG	5,143	237

		24,449

HEALTH CARE 3.8%

AmSurg Corp. «(e)(k)	1,571,862	70,598

INDUSTRIALS 2.5%

Incora New Equity «(e)(k)	947,048	36,684

Luxco Co. Ltd. «(e)(k)	544,081	9,599

		46,283

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(e)(k)	8,417	421

Total Common Stocks (Cost $126,889)		152,562

PREFERRED SECURITIES 4.4%

BANKING & FINANCE 0.0%

ADLER Group SA «	3,588,226	0

INDUSTRIALS 4.4%

Atlas Re Ltd. «	140	14,111

Clover Holdings, Inc.
0.000% «(k)	27,610	531

	SHARES	MARKET VALUE (000S)

Mustang Express Ltd.
0.000% «	53,559	$54,100

SVB Financial Trust
0.000% due 11/07/2032 (g)	51,680	7
11.000% due 11/07/2032	9,596	4,573

Syniverse Holdings, Inc. «(k)	9,101,659	8,832

		82,154

Total Preferred Securities (Cost $82,970)		82,154

REAL ESTATE INVESTMENT TRUSTS 1.1%

REAL ESTATE 1.1%

Annaly Capital Management, Inc.	609,500	13,629

PennyMac Mortgage Investment Trust	556,200	6,980

Total Real Estate Investment Trusts (Cost $26,500)		20,609

SHORT-TERM INSTRUMENTS 1.4%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (j)	1,437,322	1,437

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.3%
3.708% due 01/13/2026 - 04/21/2026 (f)(g)(n)(p)	23,777	23,586

Total Short-Term Instruments (Cost $25,019)		25,023

Total Investments in Securities (Cost $2,972,972)		2,680,090

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.3%

COMMON STOCKS 0.8%

AFFILIATED INVESTMENTS 0.8%

Market Garden †«‡(k)	13,975,418	$14,382

Total Common Stocks (Cost $13,976)		14,382

SHORT-TERM INSTRUMENTS 8.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%

PIMCO Short-Term Floating NAV Portfolio III	16,263,419	158,422

Total Short-Term Instruments (Cost $158,278)		158,422

Total Investments in Affiliates (Cost $172,254)		172,804

Total Investments 153.0% (Cost $3,145,226)		$2,852,894

Financial Derivative Instruments (m)(o) (0.2)% (Cost or Premiums, net $25,528)		(3,711)

Other Assets and Liabilities, net (52.8)%		(985,013)

Net Assets 100.0%		$1,864,170

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†
Represents
co-investment
made with Company’s affiliates in accordance with the terms of the exemptive relief received from the U.S. Securities and Exchange Commission. See Note 10, Related Party Transactions in the Notes to Consolidated Financial Statements.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

‡	Insurance-Linked Investments.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Security becomes interest bearing at a future date.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Coupon represents a 7-Day Yield.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	107

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$65,680	$70,598	3.79%
Clover Holdings, Inc.	12/09/2024	414	531	0.03
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Incora New Equity	01/31/2025	46,003	36,684	1.97
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 -11/03/2025	21,250	33,158	1.78
Luxco Co. Ltd.	10/01/2025	9,579	9,599	0.52
MNSN Holdings, Inc.	03/16/2023 - 03/16/2023	94	421	0.02
Market Garden	03/13/2024	13,975	14,382	0.77
Petersen Claim Units 1.000% due 12/31/2099	12/08/2025 -12/16/2025	2,066	2,102	0.11
Steinhoff International Holdings NV	06/30/2023 -10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 -11/30/2025	8,983	8,832	0.47

		$168,044	$176,307	9.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BNY	4.470%	01/05/2026	01/09/2026		$	(2,068)	$(2,068)
	4.810	11/10/2025	05/11/2026			(13,581)	(13,681)
	4.810	12/05/2025	06/05/2026			(9,411)	(9,448)
	4.810	12/30/2025	06/30/2026			(4,384)	(4,386)
BOS	4.560	12/23/2025	04/22/2026			(2,486)	(2,489)
	4.760	12/23/2025	04/22/2026			(683)	(684)
	4.960	12/23/2025	04/22/2026			(1,459)	(1,462)
BPS	0.000	11/28/2025	TBD	(2)	EUR	(724)	(851)
	2.251	12/19/2025	03/18/2026			(2,301)	(2,707)
	3.880	12/12/2025	TBD	(2)	$	(4,148)	(4,157)
	4.300	12/24/2025	02/24/2026			(11,306)	(11,318)
	4.810	11/13/2025	05/13/2026			(4,664)	(4,697)
	4.910	11/13/2025	05/13/2026			(6,105)	(6,149)
	4.940	10/23/2025	04/23/2026			(89,037)	(89,996)
	4.940	11/13/2025	05/13/2026			(15,233)	(15,343)
	5.360	10/22/2025	01/22/2026			(15,046)	(15,208)
BRC	1.500	09/29/2025	TBD	(2)	EUR	(645)	(762)
	1.650	11/14/2025	TBD	(2)		(1,083)	(1,276)
	1.930	11/14/2025	TBD	(2)		(1,510)	(1,779)
	2.150	09/29/2025	TBD	(2)		(5,339)	(6,309)
	3.250	12/19/2025	TBD	(2)	GBP	(100)	(135)
	3.450	12/19/2025	TBD	(2)		(619)	(836)
	3.580	12/12/2025	TBD	(2)	$	(1,907)	(1,911)
	3.983	10/01/2025	02/02/2026			(11,248)	(11,364)
	4.200	12/12/2025	01/12/2026			(17,097)	(17,138)
	4.810	12/09/2025	02/09/2026			(6,460)	(6,482)
	4.860	12/09/2025	02/09/2026			(8,580)	(8,609)
	4.880	12/09/2025	03/09/2026			(10,999)	(11,034)
	4.883	10/01/2025	01/05/2026			(3,687)	(3,734)
	4.890	12/10/2025	03/10/2026			(21,545)	(21,613)
	4.910	10/31/2025	01/30/2026			(8,201)	(8,280)
	4.910	11/05/2025	03/05/2026			(699)	(705)
	4.910	12/09/2025	02/09/2026			(46,571)	(46,730)
	4.910	12/19/2025	04/20/2026			(2,909)	(2,915)
	4.983	10/01/2025	02/02/2026			(748)	(758)
	5.033	10/01/2025	02/02/2026			(8,048)	(8,153)
	5.090	10/08/2025	01/08/2026			(3,704)	(3,749)
	5.110	10/22/2025	01/22/2026			(1,396)	(1,411)
	5.430	08/04/2025	02/04/2026			(12,669)	(12,958)
BYR	4.210	10/21/2025	01/21/2026			(22,140)	(22,353)
	4.210	11/03/2025	02/03/2026			(26,636)	(26,836)
	4.210	12/03/2025	03/03/2026			(2,389)	(2,398)
	4.210	12/31/2025	01/21/2026			(5,402)	(5,403)
	4.260	12/05/2025	04/06/2026			(10,733)	(10,770)
	4.260	12/15/2025	04/06/2026			(3,454)	(3,461)

108	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
CDC	4.210%	09/22/2025	01/20/2026		$	(2,338)	$(2,368)
	4.210	12/10/2025	04/09/2026			(3,247)	(3,256)
	4.210	12/17/2025	04/16/2026			(5,627)	(5,638)
	4.210	12/23/2025	04/16/2026			(2,292)	(2,294)
	4.210	12/29/2025	04/28/2026			(268)	(268)
	4.210	12/30/2025	04/09/2026			(851)	(851)
	4.210	01/02/2026	05/01/2026			(2,274)	(2,274)
	4.250	12/01/2025	03/02/2026			(1,153)	(1,158)
	4.270	12/02/2025	01/02/2026			(1,776)	(1,783)
	4.270	12/26/2025	01/02/2026			(412)	(412)
	4.270	12/29/2025	04/28/2026			(730)	(731)
CEW	4.330	11/26/2025	02/26/2026			(35,557)	(35,715)
	5.183	11/19/2025	01/20/2026			(3,628)	(3,651)
	5.233	11/19/2025	01/20/2026			(3,558)	(3,581)
DBL	2.220	12/08/2025	TBD	(2)	EUR	(1,917)	(2,256)
	3.900	12/12/2025	TBD	(2)	$	(6,363)	(6,377)
	3.950	12/12/2025	TBD	(2)		(6,278)	(6,293)
	4.561	12/08/2025	02/06/2026			(7,780)	(7,805)
	4.665	12/19/2025	02/20/2026			(4,595)	(4,604)
	4.761	12/08/2025	02/06/2026			(4,682)	(4,697)
	4.815	12/19/2025	02/20/2026			(12,080)	(12,102)
	4.861	12/08/2025	02/06/2026			(19,728)	(19,795)
	4.961	12/08/2025	02/06/2026			(2,403)	(2,411)
	5.211	12/08/2025	02/06/2026			(1,392)	(1,397)
	5.236	12/08/2025	02/06/2026			(14,585)	(14,594)
	5.261	12/08/2025	02/06/2026			(2,644)	(2,654)
	5.311	12/08/2025	02/06/2026			(9,500)	(9,535)
	5.391	12/08/2025	02/06/2026			(2,234)	(2,234)
GLM	4.930	12/23/2025	09/23/2026			(467)	(468)
	5.254	07/29/2025	04/29/2026			(2,022)	(2,068)
IND	4.200	12/04/2025	03/04/2026			(939)	(942)
	4.230	12/17/2025	03/17/2026			(916)	(918)
JML	0.000	11/18/2025	TBD	(2)	EUR	(156)	(183)
	4.200	12/12/2025	01/30/2026		$	(1,783)	(1,787)
	4.300	12/12/2025	01/30/2026			(3,749)	(3,758)
MSB	4.810	11/05/2025	05/04/2026			(3,044)	(3,070)
	4.810	12/30/2025	06/29/2026			(9,971)	(9,975)
	4.860	12/30/2025	06/29/2026			(20,021)	(20,029)
	4.910	12/30/2025	06/29/2026			(6,543)	(6,546)
MSC	(2.500)	12/30/2025	01/30/2026			(201)	(201)
	3.250	12/12/2025	01/30/2026			(1,836)	(1,840)
	3.630	12/12/2025	01/30/2026			(361)	(362)
	4.860	11/05/2025	05/04/2026			(4,111)	(4,146)
MYI	1.750	06/11/2025	TBD	(2)	EUR	(104)	(124)
	1.750	07/07/2025	TBD	(2)		(106)	(125)
	1.750	11/14/2025	TBD	(2)		(526)	(620)
	2.300	12/05/2025	TBD	(2)		(5,752)	(6,772)
	3.250	12/19/2025	TBD	(2)	GBP	(1,000)	(1,349)
	3.300	12/29/2025	TBD	(2)		(1,049)	(1,414)
	3.950	12/19/2025	TBD	(2)		(3,177)	(4,289)
	4.445	12/05/2025	03/04/2026			(3,505)	(4,740)
	4.475	12/05/2025	03/04/2026			(3,272)	(4,425)
	4.505	12/05/2025	03/04/2026			(1,390)	(1,880)
	4.575	12/05/2025	03/04/2026			(2,031)	(2,747)
	4.725	12/05/2025	03/04/2026			(3,782)	(5,116)
	4.925	12/05/2025	03/04/2026			(4,439)	(6,006)
MZF	4.830	12/17/2025	06/17/2026		$	(10,893)	(10,916)
	4.910	12/17/2025	06/17/2026			(4,699)	(4,709)
RCY	4.400	12/04/2025	01/07/2026			(841)	(844)
RTA	4.295	11/20/2025	05/20/2026			(12,744)	(12,813)
	4.295	12/02/2025	06/02/2026			(27,620)	(27,728)
	4.295	12/11/2025	06/11/2026			(1,965)	(1,971)
	4.295	12/18/2025	06/18/2026			(7,264)	(7,276)
	4.295	12/26/2025	06/18/2026			(1,382)	(1,383)
	4.350	12/10/2025	04/09/2026			(2,827)	(2,835)
	4.450	12/10/2025	04/09/2026			(8,856)	(8,883)
	4.850	12/10/2025	04/09/2026			(3,033)	(3,043)
	4.900	12/10/2025	04/09/2026			(11,957)	(11,996)
	4.920	12/04/2025	06/04/2026			(12,880)	(12,934)
	4.920	12/10/2025	04/09/2026			(16,095)	(16,147)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	109

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
	4.930%	12/10/2025	04/09/2026		$	(4,038)	$(4,051)
	4.970	12/10/2025	02/09/2026			(20,245)	(20,312)
SBI	4.920	10/23/2025	06/03/2026			(8,204)	(8,283)
SOG	2.100	08/06/2025	TBD	(2)	EUR	(22,269)	(26,396)
	3.970	12/12/2025	TBD	(2)	$	(12,480)	(12,509)
	3.990	12/12/2025	TBD	(2)		(20,562)	(20,610)
	4.470	11/07/2025	01/07/2026			(1,254)	(1,263)
	4.470	11/13/2025	01/07/2026			(188)	(190)
	4.470	11/24/2025	01/09/2026			(2,221)	(2,232)
	4.470	11/28/2025	01/08/2026			(1,051)	(1,056)
	4.470	12/19/2025	01/16/2026			(2,552)	(2,556)
	4.543	10/17/2025	01/16/2026		GBP	(3,593)	(4,889)
	4.683	12/12/2025	03/12/2026		$	(8,131)	(8,154)
	4.810	10/31/2025	04/30/2026			(4,140)	(4,178)
UBS	2.150	06/11/2025	TBD	(2)	EUR	(561)	(668)
	2.150	12/23/2025	TBD	(2)		(1,222)	(1,437)
	2.220	12/03/2025	03/03/2026			(9,846)	(11,593)
	2.220	12/04/2025	03/04/2026			(10,212)	(12,023)
	4.390	10/03/2025	01/06/2026		$	(671)	(678)
	5.020	10/23/2025	01/23/2026			(9,413)	(9,506)
WFS	4.530	11/19/2025	02/19/2026			(7,734)	(7,777)

Total Reverse Repurchase Agreements							$(974,979)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BNY	$0	$(29,583)	$0	$(29,583)	$38,764	$9,181
BOS	0	(4,635)	0	(4,635)	6,944	2,309
BPS	0	(150,426)	0	(150,426)	198,078	47,652
BRC	0	(178,641)	0	(178,641)	232,364	53,723
BYR	0	(71,221)	0	(71,221)	81,409	10,188
CDC	0	(21,033)	0	(21,033)	21,673	640
CEW	0	(42,947)	0	(42,947)	47,116	4,169
DBL	0	(96,754)	0	(96,754)	136,880	40,126
GLM	0	(2,536)	0	(2,536)	3,033	497
IND	0	(1,860)	0	(1,860)	2,119	259
JML	0	(5,728)	0	(5,728)	6,944	1,216
MSB	0	(39,620)	0	(39,620)	55,075	15,455
MSC	0	(6,549)	0	(6,549)	8,608	2,059
MYI	0	(39,607)	0	(39,607)	53,004	13,397
MZF	0	(15,625)	0	(15,625)	21,780	6,155
RBC	0	0	0	0	(70)	(70)
RCY	0	(844)	0	(844)	968	124
RTA	0	(131,372)	0	(131,372)	168,019	36,647
SBI	0	(8,283)	0	(8,283)	9,174	891
SOG	0	(84,033)	0	(84,033)	98,528	14,495
UBS	0	(35,905)	0	(35,905)	44,817	8,912
WFS	0	(7,777)	0	(7,777)	8,938	1,161

Total Borrowings and Other Financing Transactions	$0	$(974,979)	$0

110	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(46,461)	$(105,607)	$(152,252)	$(304,320)
Convertible Bonds & Notes	0	0	(20,312)	0	(20,312)
U.S. Government Agencies	0	(46,277)	(14,513)	(9,781)	(70,571)
Non-Agency Mortgage-Backed Securities	0	(21,980)	(181,148)	(122,291)	(325,419)
Asset-Backed Securities	0	(3,734)	(55,416)	(141,736)	(200,886)
Sovereign Issues	0	(1,787)	0	(47,342)	(49,129)

Total Borrowings	$0	$(120,239)	$(376,996)	$(473,402)	$(970,637)

Payable for reverse repurchase agreements (4)					$(970,637)

(l)	Securities with an aggregate market value of $1,243,057 and cash of $7,923 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(907,947) at a weighted average interest rate of 4.943%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(4,342) is outstanding at period end.
(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	38	$	(9,150)	$146	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	36		(8,684)	120	1	0

Total Futures Contracts					$266	$1	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
										Asset	Liability
Venture Global LNG, Inc.	5.000%	Quarterly	12/20/2030	4.628%	$	10,500	$113	$58	$171	$28	$0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.409	EUR	900	(87)	(7)	(94)	5	0
Worldline SA/France	5.000	Quarterly	12/20/2028	11.085		200	(29)	(3)	(32)	1	0
Worldline SA/France	5.000	Quarterly	12/20/2030	10.384		8,200	(1,502)	(134)	(1,636)	47	0

							$(1,505)	$(86)	$(1,591)	$81	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	23,100	$(120)	$248	$128	$26	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		9,800	286	7,523	7,809	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$	58,100	289	(125)	164	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027		673,000	5,966	(408)	5,558	0	(329)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028		53,800	770	(148)	622	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		49,800	(924)	434	(490)	59	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		159,500	2,399	(307)	2,092	0	(218)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		172,300	(1,579)	(605)	(2,184)	0	(258)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		48,600	1,057	(987)	70	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		21,090	(346)	419	73	49	0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	111

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/17/2045	$	13,270	$257	$496	$753	$39	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		40,100	9,900	6,441	16,341	102	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,100	6,527	4,259	10,786	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052		81,300	(245)	9,370	9,125	259	0
Pay (5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	46,700	166	(455)	(289)	0	(36)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		50,200	4,740	4,508	9,248	54	0
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		5,700	448	(61)	387	7	0
Receive (5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		29,900	182	4,356	4,538	18	0

							$29,773	$34,958	$64,731	$682	$(1,021)

Total Swap Agreements							$28,268	$34,872	$63,140	$763	$(1,021)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1	$763	$764	$0	$0	$(1,021)	$(1,021)

(n)
Securities with an aggregate market value of $3,886 and cash of $32,965 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	COP	7,600,057		$1,995	$0	$(1)
	01/2026		$3,365	GBP	2,516	32	(5)
	02/2026	COP	3,342,305		$869	3	(3)
	03/2026		7,992,322		2,080	20	0

BPS	01/2026	EUR	1,819		2,133	0	(6)
	01/2026		$13,479	EUR	11,562	116	(2)
	01/2026		30	IDR	501,858	0	0
	03/2026	TRY	111		$3	0	0
	05/2026		$348	KWD	106	0	(2)
	06/2026		250		76	0	(1)
	07/2026		155		47	0	(1)
	06/2027		121		37	0	(1)
	05/2029	KWD	518		$1,780	70	0
	07/2029		78		270	10	0
	05/2030		379		1,304	46	0

112	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BRC	01/2026	EUR	262,678		$304,980	$0	$(3,851)
	01/2026		$11,547	EUR	9,884	74	0
	01/2026		5,536	TRY	249,549	204	0
	01/2026	ZAR	9,887		$571	0	(25)
	02/2026		$5,876	TRY	268,130	153	0
	03/2026		11,775		538,051	149	0

BSH	01/2026	JPY	25,852		$166	1	0
	02/2026	COP	19		0	0	0

CBK	01/2026		27,668,773		7,305	49	(7)
	01/2026	EUR	2,200		2,583	3	(6)
	01/2026		$1,745	COP	6,577,183	0	(4)
	02/2026	COP	6,647,814		$1,745	21	0
	03/2026		10,910,800		2,879	51	0
	04/2026		6,312,674		1,645	22	0

DUB	01/2026	ZAR	17,619		1,011	0	(51)

FAR	01/2026	GBP	67,765		88,990	0	(2,354)
	01/2026	ZAR	12,218		711	0	(26)

GLM	01/2026	CHF	87		109	0	(1)
	01/2026	COP	601,664		158	0	0
	01/2026		$6,957	EUR	5,952	41	0
	01/2026	ZAR	9,085		$527	0	(21)
	02/2026		$229	TRY	10,445	6	0
	03/2026	BRL	52		$9	0	0
	03/2026		$1,714	BRL	9,496	0	(3)

MYI	01/2026	GBP	1,007		$1,340	0	(17)
	01/2026	ZAR	3,329		194	0	(7)

NGF	01/2026	HKD	65,454		8,421	6	0
	03/2026	TRY	5,438		119	0	(1)
	03/2026		$3,412	TRY	155,258	43	0

SCX	01/2026	EUR	1,239		$1,463	6	0
	01/2026	JPY	20,896		134	1	0
	01/2026		$50	IDR	834,746	0	0

SSB	01/2026		2,581	GBP	1,954	53	0

UAG	01/2026	ZAR	17,259		$992	0	(48)

Total Forward Foreign Currency Contracts						$1,180	$(6,444)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
										Asset	Liability
BRC	Egypt Government International Bonds	1.000%	Quarterly	12/20/2028	2.020%	$	6,200	$(1,071)	$898	$0	$(173)
	Egypt Government International Bonds	1.000	Quarterly	06/20/2029	2.215		1,900	(405)	332	0	(73)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	2.822		4,800	(377)	5	0	(372)

CBK	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525		800	(94)	89	0	(5)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	2.822		2,600	(211)	9	0	(202)

GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525		500	(56)	53	0	(3)

MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	5.239		1,200	(90)	89	0	(1)
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525		700	(65)	61	0	(4)

	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.346		1,900	(371)	302	0	(69)

								$(2,740)	$1,838	$0	$(902)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	113

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS

Counterparty	Pay/Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	AP Core Holdings II, LLC	1-Day USD-SOFR Compounded-OIS	Maturity	01/30/2026	$30	$0	$31	$31	$0
BPS	Pay	Syniverse Holdings, Inc.	1-Day USD-SOFR Compounded-OIS	Maturity	03/31/2026	3,948	0	2,681	2,681	0

							$0	$2,712	$2,712	$0

Total Swap Agreements							$(2,740)	$4,550	$2,712	$(902)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$55	$0	$0	$55	$(9)	$0	$0	$(9)	$46	$0	$46
BPS	242	0	2,712	2,954	(13)	0	0	(13)	2,941	(2,720)	221
BRC	580	0	0	580	(3,876)	0	(618)	(4,494)	(3,914)	4,232	318
BSH	1	0	0	1	0	0	0	0	1	0	1
CBK	146	0	0	146	(17)	0	(207)	(224)	(78)	311	233
DUB	0	0	0	0	(51)	0	0	(51)	(51)	0	(51)
FAR	0	0	0	0	(2,380)	0	0	(2,380)	(2,380)	2,504	124
GLM	47	0	0	47	(25)	0	0	(25)	22	0	22
GST	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
MYC	0	0	0	0	0	0	(74)	(74)	(74)	154	80
MYI	0	0	0	0	(24)	0	0	(24)	(24)	0	(24)
NGF	49	0	0	49	(1)	0	0	(1)	48	0	48
SCX	7	0	0	7	0	0	0	0	7	0	7
SSB	53	0	0	53	0	0	0	0	53	0	53
UAG	0	0	0	0	(48)	0	0	(48)	(48)	0	(48)

Total Over the Counter	$1,180	$0	$2,712	$3,892	$(6,444)	$0	$(902)	$(7,346)

(p)
Securities with an aggregate market value of $7,201 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master netting Arrangements, in the Notes to Financial Statements for more information.

114	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	81	0	0	682	763

	$0	$81	$0	$0	$683	$764

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,180	$0	$1,180
Swap Agreements	$0	$0	$0	$0	$2,712	$2,712

	$0	$0	$0	$1,180	$2,712	$3,892

	$0	$81	$0	$1,180	$3,395	$4,656

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,021	$1,021

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,444	$0	$6,444
Swap Agreements	0	902	0	0	0	902

	$0	$902	$0	$6,444	$0	$7,346

	$0	$902	$0	$6,444	$1,021	$8,367

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$195	$195
Swap Agreements	0	41	0	0	(4,304)	(4,263)

	$0	$41	$0	$0	$(4,109)	$(4,068)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,157	$0	$1,157
Swap Agreements	0	1,571	0	0	(115)	1,456

	$0	$1,571	$0	$1,157	$(115)	$2,613

	$0	$1,612	$0	$1,157	$(4,224)	$(1,455)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(423)	$(423)
Swap Agreements	0	(87)	0	0	8,429	8,342

	$0	$(87)	$0	$0	$8,006	$7,919

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,946	$0	$5,946
Swap Agreements	0	(738)	0	0	2,712	1,974

	$0	$(738)	$0	$5,946	$2,712	$7,920

	$0	$(825)	$0	$5,946	$10,718	$15,839

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	115

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December
 31, 2025 in valuing the Fund’s assets and
 liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$454,880	$226,329	$681,209
Corporate Bonds & Notes
Banking & Finance	0	93,216	411	93,627
Industrials	0	389,001	63,239	452,240
Utilities	0	59,665	2,727	62,392
Convertible Bonds & Notes
Banking & Finance	0	25,430	0	25,430
Industrials	0	7,040	0	7,040
Municipal Bonds & Notes
West Virginia	0	2,412	0	2,412
U.S. Government Agencies	0	109,477	0	109,477
U.S. Treasury Obligations	0	2,475	0	2,475
Non-Agency Mortgage-Backed Securities	0	464,312	18,889	483,201
Asset-Backed Securities
Automobile ABS Other	0	7,541	1,247	8,788
Automobile Sequential	0	0	7,941	7,941
Home Equity Other	0	208,494	0	208,494
Whole Loan Collateral	0	25,567	0	25,567
Other ABS	0	74,183	14,398	88,581
Sovereign Issues	0	140,868	0	140,868
Common Stocks
Communication Services	0	676	10,135	10,811
Financials	0	24,449	0	24,449
Health Care	0	0	70,598	70,598
Industrials	0	0	46,283	46,283
Real Estate	0	0	421	421
Preferred Securities
Industrials	0	4,580	77,574	82,154
Real Estate Investment Trusts
Real Estate	20,609	0	0	20,609
Short-Term Instruments
Mutual Funds	0	1,437	0	1,437
U.S. Treasury Bills	0	23,586	0	23,586

	$20,609	$2,119,289	$540,192	$2,680,090

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$0	$0	$14,382	$14,382
Short-Term Instruments
Central Funds Used for Cash Management Purposes	158,422	0	0	158,422

	$158,422	$0	$14,382	$172,804

Total Investments	$179,031	$2,119,289	$554,574	$2,852,894

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	764	0	764
Over the counter	0	3,892	0	3,892

	$0	$4,656	$0	$4,656

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,021)	0	(1,021)
Over the counter	0	(7,346)	0	(7,346)

	$0	$(8,367)	$0	$(8,367)

Total Financial Derivative Instruments	$0	$(3,711)	$0	$(3,711)

Totals	$179,031	$2,115,578	$554,574	$2,849,183

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$181,551	$34,502	$(41,304)	$454	$101	$(122)	$55,845	$(4,698)	$226,329	$(17)
Corporate Bonds & Notes
Banking & Finance	224	411	(451)	0	13	214	0	0	411	0
Industrials	64,087	2,810	(12,619)	46	0	8,915	0	0	63,239	4,057
Utilities	0	2,508	0	(4)	0	223	0	0	2,727	223
Non-Agency Mortgage-Backed Securities	608	18,503	0	0	(12)	168	0	(378)	18,889	177
Asset-Backed Securities
Automobile ABS Other	2,224	0	0	0	0	(497)	0	(480)	1,247	(82)
Automobile Sequential	8,131	0	(182)	0	0	(8)	0	0	7,941	(5)
Other ABS	15,138	0	0	174	0	(914)	0	0	14,398	(914)
Common Stocks
Communication Services	0	0	0	0	0	10,135	0	0	10,135	10,135
Financials	22,497	0	(23,051)	0	(15,629)	16,183	0	0	0	0
Health Care	70,964	0	0	0	0	(366)	0	0	70,598	(366)
Industrials	31,997	9,579	0	0	0	4,707	0	0	46,283	4,706
Real Estate (2)	33	0	0	0	0	388	0	0	421	388

116	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)
Preferred Securities
Industrials	$22,832	$54,635	$0	$0	$0	$107	$0	$0	$77,574	$107

Totals	$420,286	$122,948	$(77,607)	$670	$(15,527)	$39,133	$55,845	$(5,556)	$540,192	$18,409

Investments in Affiliates
Common Stocks
Affiliated Investments	21,996	0	(8,370)	0	0	756	0	0	14,382	626

Totals	$442,282	$122,948	$(85,977)	$670	$(15,527)	$39,889	$55,845	$(5,556)	$554,574	$19,035

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs			(% Unless Noted Otherwise)
						Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$33,053	Comparable Companies	EBITDA Multiple		X	16.360	—
	91,617	Discounted Cash Flow	Discount Rate			4.814-22.746	8.459
	10,569	Indicative Market Quotation	Broker Quote			101.250	—
	17,384	Recent Transaction	Purchase price			98.000-99.000	98.112
	73,706	Third Party Vendor	Broker Quote			100.250-122.000	116.787
Corporate Bonds & Notes
Banking & Finance	411	Recent Transaction	Purchase price			100.000	—
Industrials	63,239	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate		X/%	13.000/10.000	—
Utilities	625	Indicative Market Quotation	Broker Quote		EUR	14.125	—
	2,102	Recent Transaction	Purchase Price			2,920.000	—
Non-Agency Mortgage-Backed Securities	3	Discounted Cash Flow	Discount Rate			28.000-38.000	33.156
	18,886	Recent Transaction	Purchase Price			100.000	—
Asset-Backed Securities
Automobile ABS Other	1,247	Discounted Cash Flow	Discount Rate			10.500-17.000	14.859
Automobile Sequential	7,941	Discounted Cash Flow	Discount Rate			10.420	—
Other ABS	14,398	Discounted Cash Flow	Discount Rate			12.000-38.000	18.502
Common Stocks
Communication Services	10,135	Indicative Market Quotation	Broker Quote	$		15.542	—
Health Care	70,598	Comparable Companies	EBITDA Multiple		EUR	16.360	—
Industrials	36,684	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate		X/%	13.000/10.000	—
	9,599	Indicative Market Quotation	Broker Quote		EUR	15.012	—
Real Estate	421	Other Valuation Techniques (3)					—
Preferred Securities
Industrials	531	Comparable Companies	Revenue/ EBITDA Multiple		X	4.625	—
	8,832	Discounted Cash Flow	Discount Rate			14.350	—
	54,100	Recent Transaction	Purchase Price		$	100-1,052.632	290.526
	14,111	Sum Of The Parts	Discount Rate			3.718	—

Investments in Affiliates
Common Stocks
Affiliated Investments	14,382	Sum Of The Parts	Discount rate/mortality assumption			15.323/2015 ANB VBT Mortality Table	—

Total	$554,574

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Security type updated from Common Stock Financials to Common Stock Real Estate.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	117

Consolidated Schedule of Investments	PIMCO Dynamic Income Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 21.2%

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		$8,000	$8,058

Altice France SA
8.891% (EUR003M + 6.875%) due 05/31/2031 ~	EUR	77	90
8.891% (TSFR3M + 6.875%) due 05/31/2031 ~		$461	461

AP Core Holdings II LLC
9.331% (TSFR1M + 5.500%) due 09/01/2027 ~		5,000	5,007

Apro LLC
7.677% (TSFR3M + 3.750%) due 07/09/2031 ~		4,935	4,966

Aspire Bakeries Holdings LLC
7.221% (TSFR1M + 3.500%) due 12/23/2030 ~		992	999

BDO USA PC
8.273% (TSFR3M + 4.500%) due 08/31/2028 «~		341	337
8.865% (TSFR3M + 5.000%) due 08/31/2028 «~		4,444	4,455

Beach Acquisition Bidco LLC
6.922% - 7.422% (TSFR3M + 3.250%) due 09/12/2032 ~		700	707

Cast & Crew Payroll LLC
7.466% (TSFR1M + 3.750%) due 12/29/2028 ~		2,969	1,793

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~		4,532	3,854

Clover Holdings 2 LLC
7.750% due 12/09/2031 ~		2,886	2,878

Comexposium
TBD% due 03/28/2026 «	EUR	1,025	1,469
TBD% - 9.868% due 10/16/2031 «~		565	810

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		$3,579	3,700

Cotiviti Corp.
6.623% - 7.716% (TSFR1M + 2.750%) due 05/01/2031 ~		2,948	2,840

Databricks, Inc.
TBD% due 01/03/2031 ~µ		1,069	1,088
TBD% due 01/05/2032 «µ		1,069	1,072
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		4,831	4,915

Dun & Bradstreet Corp.
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~µ		227	227
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~		2,273	2,252

Envalior Finance GmbH
9.340% (TSFR3M + 5.500%) due 04/01/2030 ~		1,970	1,841

Finastra USA, Inc.
7.723% (TSFR3M + 4.000%) due 09/15/2032 ~		3,500	3,433

Fleet Midco I Ltd.
6.542% - 7.730% (TSFR6M + 2.500%) due 02/21/2031 ~		2,409	2,424

Frontier Communications Corp.
6.236% - 8.199% (TSFR1M + 2.500%) due 07/01/2031 ~		2,673	2,678

Galaxy U.S. Opco, Inc.(5.840% Cash)
5.840% (TSFR3M + 2.000%) due 07/31/2030 ~		2,026	1,955

Gateway Casinos & Entertainment Ltd.
9.951% (TSFR3M + 6.250%) due 12/18/2030 ~		2,633	2,641

GBT U.S. III LLC
6.358% - 8.000% (TSFR3M + 2.500%) due 07/25/2031 ~		3,960	3,978

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GFL Environmental, Inc.
6.273% - 8.172% (TSFR3M + 2.500%) due 03/03/2032 ~		$2,693	$2,708

Golden State Foods LLC
7.672% (TSFR3M + 4.000%) due 12/04/2031 ~		3,950	3,980

Harp Finco Ltd.
8.723% due 03/27/2032 «~	GBP	3,865	5,116

Illuminate Buyer LLC
6.216% - 8.272% (TSFR1M + 2.500%) due 12/31/2029 ~		$3,267	3,274

INEOS U.S. Finance LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 02/07/2031 ~		344	277
6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		2,839	2,311

Iridium Satellite LLC
5.966% - 8.949% (TSFR1M + 2.250%) due 09/20/2030 ~		4,500	4,396

ITT Holdings LLC
6.191 - 8.272% (TSFR1M + 2.475%) due 10/11/2030 ~		970	977

Lakeshore Intermediate LLC
7.331% (TSFR1M + 3.500%) due 09/29/2028 ~		3,589	2,710

LC AHAB U.S. Bidco LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 05/01/2031 ~		7,915	7,948

LifePoint Health, Inc.
7.655% (TSFR3M + 3.750%) due 05/19/2031 ~		6,600	6,629

MI Windows & Doors LLC
6.466% - 7.831% (TSFR1M + 2.750%) due 03/28/2031 ~		2,463	2,468

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		2,304	1,862
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		328	309

Paradigm Parent LLC
8.172% (TSFR3M + 4.500%) due 04/16/2032 ~		1,097	969

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		2,753	2,561

Phoenix Guarantor, Inc.
6.216% - 8.272% (TSFR1M + 2.500%) due 02/21/2031 ~		3,940	3,964

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	4,700	1,996

Promotora de Informaciones SA
7.480% (EUR003M + 5.470%) due 12/31/2029 ~		3,198	3,696

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		$3,392	3,394

RealTruck Group, Inc.
8.831% (TSFR1M + 5.000%) due 01/31/2028 ~		3,283	2,571

Softbank Vision Fund II
7.322% (TSFR3M + 3.650%) due 04/25/2029 «~		945	949

Spruce Bidco II, Inc.
TBD% - 10.088% (TSFR6M + 4.750%) due 01/30/2032 «~		2,023	2,041
TBD% - 10.088% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	366	269
TBD% - 10.088% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	39,266	253
TBD% - 10.088% due 01/30/2032 «~µ		$458	458

Star Parent, Inc.
7.672% (TSFR3M + 4.000%) due 09/27/2030 ~		4,925	4,936

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Steenbok Lux Finco 2 SARL
10.000% due 12/31/2028 ~	EUR	8,429	$3,459

Stonepeak Nile Parent LLC
6.162% - 8.445% (TSFR3M + 2.250%) due 04/09/2032 ~		$2,100	2,103

Subcalidora 2
7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	3,338	3,942

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		$5,494	5,320

Tidal Waste & Recycling Holdings LLC
6.422% - 7.922% (TSFR3M + 2.750%) due 10/24/2031 ~		2,878	2,904

Truist Insurance Holdings LLC
6.422% - 7.905% (TSFR3M + 2.750%) due 05/06/2031 ~		3,700	3,711

U.S. Renal Care, Inc.
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		7,408	6,996

Unicorn BAY
13.000% due 12/31/2026 «~	HKD	21,512	2,799

Varsity Brands, Inc.
6.672% - 7.690% (TSFR3M + 3.000%) due 08/26/2031 ~		$6,269	6,299

Vista Management Holding, Inc.
7.735% (TSFR3M + 3.750%) due 04/01/2031 ~		5,940	6,006

WIN Waste Innovations Holdings, Inc.
7.081% - 7.227% (TSFR1M + 3.250%) due 03/24/2028 ~		1,493	1,502

X Corp.
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		10,014	9,861

Total Loan Participations and Assignments (Cost $205,842)			198,852

CORPORATE BONDS & NOTES 33.9%

BANKING & FINANCE 6.2%

American Assets Trust LP
6.150% due 10/01/2034 (h)		3,600	3,662

Antares Holdings LP
6.350% due 10/23/2029		3,500	3,574

Burford Capital Global Finance LLC
9.250% due 07/01/2031 (h)		4,100	4,226

Charles River Re Ltd.
11.262% (BNMMDTSC + 7.632%) due 05/10/2031 ~		1,900	1,991

Credit Opportunities Partners LLC
6.740% due 03/20/2030 «(f)		300	306

Diversified Healthcare Trust
7.250% due 10/15/2030		200	205

Freedom Mortgage Corp.
6.625% due 01/15/2027		3,000	3,022

FS KKR Capital Corp.
3.125% due 10/12/2028		3,500	3,231

Hudson Pacific Properties LP
5.950% due 02/15/2028		3,000	2,959

Integrity Re Ltd.
20.814% (FHMMUSTF + 17.234%) due 06/08/2026 ~		650	696
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		650	712

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,179

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000% due 07/15/2031 (h)		$3,000	3,183

New Immo Holding SA
3.250% due 07/23/2027	EUR	3,500	4,116
5.875% due 04/17/2028		1,800	2,193

118	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$8,298	$6,408

Piedmont Operating Partnership LP
3.150% due 08/15/2030 (h)		3,600	3,308
6.875% due 07/15/2029 (h)		4,000	4,251

Service Properties Trust
0.000% due 09/30/2028 (e)		300	271

Sixth Street Lending Partners
6.125% due 07/15/2030 (h)		3,600	3,696

Starwood Property Trust, Inc.
7.250% due 04/01/2029		2,700	2,855

Winston RE Ltd.
13.840% (BNMMDTSC + 10.210%) due 02/26/2031 ~		1,000	1,062
15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~		1,000	1,060

			58,166

INDUSTRIALS 22.6%

ADT Security Corp.
4.875% due 07/15/2032 (h)		5,300	5,139

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033		900	827

Altice France SA
6.875% due 07/15/2032		1,925	1,848

ams-OSRAM AG
12.250% due 03/30/2029		900	961

Axon Enterprise, Inc.
6.125% due 03/15/2030		500	517
6.250% due 03/15/2033		400	418

B&G Foods, Inc.
8.000% due 09/15/2028		3,200	3,152

BCP V Modular Services Finance II PLC
6.500% due 07/10/2031	EUR	1,550	1,707

Beignet Investor LLC
6.581% due 05/30/2049 (h)		$14,990	15,851

CAB SELAS
3.375% due 02/01/2028	EUR	3,200	3,665

Carpenter Technology Corp.
5.625% due 03/01/2034		$3,200	3,254

Cerdia Finanz GmbH
9.375% due 10/03/2031		3,000	3,116

Champion Iron Canada, Inc.
7.875% due 07/15/2032		6,500	6,927

Cheplapharm Arzneimittel GmbH
7.125% due 06/15/2031	EUR	700	844
7.500% due 05/15/2030		3,300	4,027

Chord Energy Corp.
6.000% due 10/01/2030		$500	508
6.750% due 03/15/2033		1,400	1,449

Civitas Resources, Inc.
9.625% due 06/15/2033		2,000	2,161

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		1,000	1,029
8.750% due 04/15/2030 (h)		5,500	5,596

Cogent Communications Group LLC/Cogent Finance, Inc.
7.000% due 06/15/2027		200	200

CoreWeave, Inc.
9.000% due 02/01/2031		1,400	1,285

Czechoslovak Group AS
6.500% due 01/10/2031		200	206

Dcli Bidco LLC
7.750% due 11/15/2029 (h)		3,600	3,703

Diamond Foreign Asset Co./Diamond Finance LLC
8.500% due 10/01/2030		3,300	3,508

Diversified Gas & Oil Corp.
9.750% due 04/09/2029		2,625	2,588

ELO SACA
2.875% due 01/29/2026	EUR	800	939

Excelerate Energy LP
8.000% due 05/15/2030		$4,500	4,771

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Flora Food Management BV
6.875% due 07/02/2029	EUR	5,100	$5,965

Global Partners LP/GLP Finance Corp.
7.125% due 07/01/2033		$2,000	2,044

goeasy Ltd.
7.625% due 07/01/2029		200	198

Gray Media, Inc.
9.625% due 07/15/2032		600	623
10.500% due 07/15/2029 (h)		2,430	2,617

Hilton Domestic Operating Co., Inc.
5.750% due 09/15/2033		700	717

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		6,000	6,167
7.375% due 07/15/2032		3,700	3,907

Ingevity Corp.
3.875% due 11/01/2028		3,900	3,814

Insulet Corp.
6.500% due 04/01/2033 (h)		5,100	5,336

Inversion Escrow Issuer LLC
6.750% due 08/01/2032		3,600	3,598

IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032		4,700	4,857

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031 (h)		5,700	5,748

KBR, Inc.
4.750% due 09/30/2028		1,270	1,251

Kioxia Holdings Corp.
0.000% due 07/24/2030 ~		900	927

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029 (h)		4,600	4,560

Matador Resources Co.
6.250% due 04/15/2033 (h)		4,000	4,021

MPH Acquisition Holdings LLC
5.750% due 12/31/2030		3,600	3,162

National Mentor Holdings, Inc.
10.500% due 12/15/2030		2,750	2,767

NCR Voyix Corp.
5.250% due 10/01/2030		3,484	3,353

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		4,068	3,670

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032		200	181

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.250% due 04/01/2029		2,500	2,521

Quikrete Holdings, Inc.
6.375% due 03/01/2032		2,200	2,291

Rand Parent LLC
8.500% due 02/15/2030 (h)		5,000	5,213

Seadrill Finance Ltd.
8.375% due 08/01/2030		4,475	4,657

Snap, Inc.
6.875% due 03/01/2033		600	622

Stonepeak Nile Parent LLC
7.250% due 03/15/2032		500	530

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	1,361	2,113

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030		$700	700

Transocean International Ltd.
7.875% due 10/15/2032		1,963	2,059

Tronox, Inc.
9.125% due 09/30/2030		200	200

Ubisoft Entertainment SA
0.878% due 11/24/2027 (h)	EUR	5,400	5,850

Univision Communications, Inc.
8.500% due 07/31/2031		$3,000	3,136

Valaris Ltd.
8.375% due 04/30/2030 (h)		7,850	8,173

Valvoline, Inc.
3.625% due 06/15/2031 (h)		4,200	3,863

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Viking Cruises Ltd.
9.125% due 07/15/2031		$2,700	$2,893

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032 (h)		8,700	9,077

WBI Operating LLC
6.250% due 10/15/2030		2,000	2,013

Weatherford International Ltd.
6.750% due 10/15/2033		3,600	3,689

Yorkshire Water Finance PLC
5.250% due 04/28/2030	GBP	2,000	2,712

			211,991

UTILITIES 5.1%

Altice Holdings 1 SARL
0.000% due 12/31/2099 «	EUR	4	63

Anglian Water Osprey Financing PLC
2.000% due 07/31/2028	GBP	2,500	3,088

Anglian Water Services Financing PLC
6.000% due 06/20/2039		2,300	3,037
6.625% due 01/15/2029 þ		2,000	2,837

Edison International
6.250% due 03/15/2030		$600	628

EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.375% due 12/30/2030		3,000	2,793

EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499% due 06/30/2032		2,000	2,077

Mong Duong Finance Holdings BV
5.125% due 05/07/2029		1,912	1,893

Northumbrian Water Finance PLC
4.500% due 02/14/2031	GBP	2,000	2,637

PacifiCorp
7.375% due 09/15/2055 •(h)		$3,500	3,570

Peru LNG SRL
5.375% due 03/22/2030		2,475	2,399

Sabesp Lux SARL
5.625% due 08/20/2030		600	603

Sempra
6.375% due 04/01/2056 •		2,600	2,658

SW Finance I PLC
2.375% due 05/28/2028	GBP	2,500	3,153
7.375% due 12/12/2041		2,200	3,072

VoltaGrid LLC
7.375% due 11/01/2030		$2,700	2,676

WEC Energy Group, Inc.
6.690% due 06/15/2055 «(f)		8,000	8,043

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		3,000	3,146

			48,373

Total Corporate Bonds & Notes (Cost $308,635)			318,530

MUNICIPAL BONDS & NOTES 0.0%

MICHIGAN 0.0%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044		497	390

Total Municipal Bonds & Notes (Cost $399)			390

U.S. GOVERNMENT AGENCIES 2.9%

Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
0.000% due 08/25/2056 (b)(e)		3,182	522
0.075% due 08/25/2056 ~(a)		122,836	516
1.535% due 08/25/2056 ~(a)		31,749	3,831
3.463% due 05/25/2057 ~		4,900	2,089
3.579% due 10/25/2058 ~		17,287	7,792
3.786% due 05/25/2064 ~		10,409	5,054

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	119

Consolidated Schedule of Investments	PIMCO Dynamic Income Strategy Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.470% due 08/25/2059 ~	$12,063	$6,349
4.735% due 02/25/2059 ~	2,495	1,041
5.745% due 05/25/2060 ~	589	340

Total U.S. Government Agencies (Cost $26,240)		27,534

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (k)	499	504

U.S. Treasury Notes
4.250% due 08/15/2035 (k)	760	766

Total U.S. Treasury Obligations (Cost $1,292)		1,270

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%

AG Trust
5.766% due 08/15/2041 •	238	239

American Home Mortgage Assets Trust
3.971% due 03/25/2047 •	2,477	2,253

Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ(h)	817	816

APS Resecuritization Trust
0.296% due 08/28/2054 ~	6,515	1,733

Bear Stearns ALT-A Trust
4.084% due 08/25/2036 ~	1,106	721

Bear Stearns Mortgage Funding Trust
4.206% due 10/25/2036 •(h)	13,434	11,972

Benchmark Mortgage Trust
4.077% due 07/15/2051	196	195
4.203% due 10/10/2051	464	463

BX Commercial Mortgage Trust
6.790% due 01/17/2039 •(h)	3,000	2,994

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.260% due 08/25/2037 •	3,277	2,771
4.260% due 08/25/2037 þ	1,455	1,246

CIM Trust
5.400% due 04/25/2062 ~	259	258

Citigroup Mortgage Loan Trust, Inc.
3.000% due 09/25/2064 ~	2,087	2,063
3.000% due 09/25/2064 ~(h)	16,643	15,067

City of Port Huron Water Supply System Revenue
7.750% due 11/01/2045 «(f)	4,899	4,940

CLNY Trust
5.627% due 11/15/2038 •	3,115	3,039
6.870% due 11/15/2038 •(h)	2,500	2,215

Countrywide Alternative Loan Trust
4.946% due 02/25/2036 •	1,432	1,108
6.000% due 07/25/2037	967	559

CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ	2,720	742

CSMC Trust
1.115% due 01/25/2060 ~	2,395	2,050
3.778% due 11/10/2032 ~	5,200	836

GCAT Trust
4.250% due 05/25/2067 ~(h)	829	793

GS Mortgage Securities Corp. Trust
4.997% due 07/15/2035 •	998	659

GS Mortgage-Backed Securities Trust
3.750% due 10/25/2057 (h)	1,848	1,824

HarborView Mortgage Loan Trust
4.366% due 03/19/2036 •(h)	19,071	12,330

JP Morgan Chase Commercial Mortgage Securities Trust
4.597% due 04/15/2037 •	939	928
5.397% due 11/15/2035 •	5,000	4,382
5.747% due 11/15/2035 •	5,000	3,954
7.048% due 02/15/2035 •(h)	987	944

Lehman XS Trust
4.646% due 09/25/2047 •	1,729	1,568

MASTR Adjustable Rate Mortgages Trust
4.829% due 12/25/2046 •	4,597	3,550
4.946% due 09/25/2037 •	736	284

MFA Trust
6.105% due 12/25/2068 þ(h)	602	608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mill City Mortgage Loan Trust
3.250% due 08/25/2059 ~(h)	$2,850	$2,489
3.750% due 05/25/2058 ~(h)	2,595	2,317

Morgan Stanley Mortgage Loan Trust
6.731% due 08/25/2036 þ	2,548	418

Nomura Asset Acceptance Corp. Alternative Loan Trust
7.010% due 08/25/2036 þ	7,830	2,022

OBX Trust
6.465% due 10/25/2063 þ(h)	560	565

PRKCM Trust
7.225% due 11/25/2058 þ(h)	584	591

PRPM LLC
4.000% due 11/25/2053 þ(h)	330	328

PRPM Trust
6.221% due 11/25/2068 þ(h)	645	651

RALI Trust
6.000% due 09/25/2036	2,192	1,790
6.500% due 11/25/2036	4,120	3,456

Residential Asset Securitization Trust
5.500% due 09/25/2035	5,368	2,256
6.000% due 04/25/2036	998	424

Seasoned Credit Risk Transfer Trust
5.000% due 06/25/2065 ~	500	418

SMRT Commercial Mortgage Trust
4.751% due 01/15/2039 •(h)	500	500

Towd Point Mortgage Trust
3.000% due 06/25/2058 ~(h)	1,490	1,422

Verus Securitization Trust
6.259% due 12/25/2068 þ(h)	497	502
6.876% due 11/25/2068 ~(h)	659	669

Total Non-Agency Mortgage-Backed Securities (Cost $113,113)		110,922

ASSET-BACKED SECURITIES 30.7%

AUTOMOBILE ABS OTHER 0.1%

FHF Trust
7.050% due 01/15/2030	500	500

CMBS OTHER 1.1%

BDS LLC
5.013% due 10/17/2042 •	500	500

MF1 LLC
5.054% due 02/18/2040 •	500	499
5.468% due 03/19/2039 •(h)	9,000	9,027

PFP Ltd.
5.610% due 09/17/2039 •(h)	266	266

		10,292

HOME EQUITY OTHER 25.7%

Aames Mortgage Investment Trust
6.546% due 01/25/2035 •(h)	3,500	2,836

ACE Securities Corp. Home Equity Loan Trust
4.146% due 07/25/2037 •	2,081	664
4.246% due 12/25/2036 •(h)	17,108	4,329
4.606% due 03/25/2037 •	1,502	616

Bear Stearns Asset-Backed Securities I Trust
4.251% due 01/25/2037 •(h)	22,785	22,035
4.356% due 10/25/2036 •(h)	3,264	3,191
4.611% due 09/25/2035 •(h)	17,460	17,139

Centex Home Equity Loan Trust
4.401% due 06/25/2036 •(h)	17,000	15,488
4.776% due 09/25/2034 •	402	399

CIT Mortgage Loan Trust
5.596% due 10/25/2037 •(h)	56,686	56,894

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.466% due 10/25/2034 •	1,894	1,539

Citigroup Mortgage Loan Trust, Inc.
4.046% due 12/25/2036 •	2,462	1,722

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
3.083% due 04/25/2036 •(h)	$7,200	$6,132
5.993% due 02/25/2036 þ	508	494

GSAA Home Equity Trust
3.926% due 03/25/2037 •	8,407	1,489
4.100% due 03/25/2036 ~(h)	4,721	2,798
4.206% due 12/25/2046 •(h)	12,421	3,527
4.306% due 12/25/2046 •	2,127	816
4.326% due 10/25/2036 •(h)	12,457	3,872

GSAA Trust
4.466% due 12/25/2035 •(h)	3,941	3,891
4.566% due 12/25/2035 •	734	659

GSAMP Trust
4.166% due 04/25/2036 •(h)	12,698	9,638
4.416% due 02/25/2036 •(h)	9,042	9,583
5.646% due 06/25/2035 •	1,822	1,779

Home Equity Asset Trust
4.326% due 08/25/2036 •(h)	3,402	3,500

HSI Asset Securitization Corp. Trust
4.046% due 04/25/2037 •	104	68

JP Morgan Mortgage Acquisition Trust
4.106% due 12/25/2036 •(h)	5,012	3,211
4.206% due 08/25/2036 •	3,337	2,146
5.241% due 07/25/2036 •(h)	5,000	4,460
6.037% due 10/25/2036 þ	1,918	1,146
6.080% due 08/25/2036 þ	1,139	668

Long Beach Mortgage Loan Trust
4.346% due 07/25/2036 •	1,615	642
4.496% due 09/25/2034 •	1,094	1,085

Merrill Lynch First Franklin Mortgage Loan Trust
4.106% due 06/25/2037 •	1,434	1,438

Merrill Lynch Mortgage Investors Trust
5.721% due 04/25/2035 •(h)	1,174	1,172

Morgan Stanley ABS Capital I, Inc. Trust
3.966% due 09/25/2036 •	768	267
5.721% due 11/25/2034 •	1,741	1,539

New Century Home Equity Loan Trust
4.926% due 01/25/2034 •	378	384

NovaStar Mortgage Funding Trust
4.346% due 09/25/2036 •	4,556	1,786

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.806% due 08/25/2035 •(h)	5,619	5,003

Popular ABS Mortgage Pass-Through Trust
4.126% due 01/25/2037 •(h)	11,351	10,147

Renaissance Home Equity Loan Trust
4.606% due 05/25/2034 •	1,185	1,091

Residential Asset Securities Corporation Trust
4.641% due 02/25/2036 •(h)	4,100	3,465
4.971% due 07/25/2035 •	1,823	1,830

Saxon Asset Securities Trust
4.026% due 05/25/2037 •	483	360
4.746% due 12/26/2034 •	1,122	1,098

Securitized Asset-Backed Receivables LLC Trust
2.803% due 01/25/2036 þ	18	16
4.286% due 04/25/2037 •	1,461	998

Soundview Home Loan Trust
4.026% due 08/25/2037 •	1,133	1,129
4.326% due 11/25/2036 •	7,123	1,914
4.346% due 11/25/2036 •	243	233
4.796% due 10/25/2037 •(h)	7,148	5,648

Structured Asset Securities Corp. Mortgage Loan Trust
4.521% due 04/25/2035 •	94	96
4.551% due 02/25/2035 •	1,100	1,057
5.646% due 05/25/2035 •	1,004	868
6.096% due 04/25/2031 •(h)	2,772	2,897
7.221% due 11/25/2035 •(h)	7,885	7,107

Wells Fargo Home Equity Asset-Backed Securities Trust
8.346% due 10/25/2034 •	1,621	1,707

		241,706

120	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY SEQUENTIAL 0.3%

Structured Asset Securities Corp. Mortgage Loan Trust
4.166% due 10/25/2036 •(h)		$3,583	$3,092

WHOLE LOAN COLLATERAL 1.9%

First Franklin Mortgage Loan Trust
4.017% due 05/25/2034 •		199	182
4.086% due 10/25/2036 •(h)		10,884	7,052
4.326% due 05/25/2036 •		1,500	1,335

Residential Asset Mortgage Products Trust
4.446% due 03/25/2036 •		234	233

Securitized Asset-Backed Receivables LLC Trust
4.226% due 11/25/2036 •		20,056	9,157

			17,959

OTHER ABS 1.6%

ABSLT DE LLC
12.234% due 05/20/2033 «		2,900	2,923

Apex Credit CLO LLC
0.000% due 10/20/2034 ~		5,100	1,871

College Avenue Student Loans Trust
0.000% due 06/25/2054 «		5	2,748
6.610% due 06/25/2054		626	655
8.660% due 06/25/2054		902	963

Dryden 123 CLO Ltd.
0.000% due 04/15/2038 ~		3,000	2,418

Residential Asset Mortgage Products Trust
5.452% due 01/25/2034 •(h)		3,618	3,837

			15,415

Total Asset-Backed Securities (Cost $284,465)			288,964

SOVEREIGN ISSUES 1.1%

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		1,120	1,080

Colombia Government International Bonds
8.000% due 11/14/2035		1,481	1,582

Romania Government International Bonds
5.375% due 03/22/2031 (h)	EUR	2,500	3,060
5.625% due 02/22/2036 (h)		2,500	2,910

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkiye Government Bonds
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~	TRY	46,200	1,082
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		4,500	105

Total Sovereign Issues (Cost $9,504)			9,819

		SHARES
COMMON STOCKS 18.7%

COMMUNICATION SERVICES 0.0%

SES SA «(c)		21,303	331

ENERGY 17.7%

Enbridge, Inc.		727,000	34,789

Hess Midstream LP Class A		172,570	5,953

TC Energy Corp.		337,000	18,557

Venture Global, Inc. Class A		15,699,112	107,068

			166,367

FINANCIALS 0.9%

Fiserv, Inc. (c)		119,900	8,054

INDUSTRIALS 0.1%

Luxco Co. Ltd. «(c)(f)		54,066	954

Total Common Stocks (Cost $79,579)			175,706

MASTER LIMITED PARTNERSHIPS 13.6%

ENERGY 13.6%

Energy Transfer LP		2,154,999	35,536

Enterprise Products Partners LP		1,023,587	32,816

MPLX LP		829,136	44,251

Western Midstream Partners LP		233,278	9,215

Sunoco LP		117,800	6,174

Total Master Limited Partnerships (Cost $91,652)			127,992

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 3.2%

INDUSTRIALS 3.2%

Mustang Express Ltd.
0.000% «	29,700	30,000

Total Preferred Securities (Cost $30,000)		30,000

i	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS (g) 0.6%
		5,400

U.S. TREASURY BILLS 0.5%
3.775% due 01/02/2026 - 04/14/2026 (d)(e)(k)	$4,912	4,896

Total Short-Term Instruments (Cost $10,296)		10,296

Total Investments in Securities (Cost $1,161,017)		1,300,275

	SHARES
INVESTMENTS IN AFFILIATES 9.8%

SHORT-TERM INSTRUMENTS 9.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%

PIMCO Short-Term Floating NAV Portfolio III	9,479,329	92,338

Total Short-Term Instruments (Cost $92,270)		92,338

Total Investments in Affiliates (Cost $92,270)		92,338

Total Investments 148.1% (Cost $1,253,287)		$1,392,613

Financial Derivative Instruments (i)(j) (0.4)% (Cost or Premiums, net $75)		(3,945)

Other Assets and Liabilities, net (47.7)%		(448,408)

Net Assets Applicable to Common Shareholders 100.0%		$940,260

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	121

Consolidated Schedule of Investments	PIMCO Dynamic Income Strategy Fund	(Cont.)

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
City of Port Huron Water Supply System Revenue 7.750% due 11/01/2045	12/19/2025	$4,935	$4,940	0.53%
Credit Opportunities Partners LLC 6.740% due 03/20/2030	02/20/2025	300	306	0.03
Luxco Co. Ltd.	10/01/2025	952	954	0.10
WEC Energy Group, Inc. 6.690% due 06/15/2055	12/13/2024	8,000	8,043	0.85

		$14,187	$14,243	1.51%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	3.900%	12/31/2025	01/02/2026	$5,400	U.S. Treasury Notes 4.125% due 02/28/2027	$(5,513)	$5,400	$5,401

Total Repurchase Agreements						$(5,513)	$5,400	$5,401

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	3.490%	12/24/2025	03/04/2026			$(1,959)	$(1,961)
BPS	0.000	11/28/2025	TBD	(3)	EUR	(543)	(638)
BRC	3.580	12/12/2025	TBD	(3)		$(2,428)	(2,433)
BYR	3.950	12/12/2025	TBD	(3)		(3,046)	(3,053)
	4.210	11/14/2025	02/13/2026			(2,902)	(2,920)
CEW	4.330	11/26/2025	02/26/2026			(15,150)	(15,218)
DBL	3.900	12/12/2025	TBD	(3)		(3,468)	(3,476)
	4.135	12/23/2025	03/23/2026			(448)	(448)
IND	4.230	12/17/2025	03/17/2026			(3,970)	(3,977)
	4.250	12/23/2025	03/23/2026			(299)	(300)
	4.300	12/23/2025	03/23/2026			(1,003)	(1,004)
	4.440	11/28/2025	03/02/2026			(16,195)	(16,265)
MBC	2.120	11/19/2025	TBD	(3)	EUR	(5,000)	(5,891)
MSB	4.660	12/30/2025	06/29/2026			$(16,653)	(16,660)
	4.760	07/14/2025	01/12/2026			(2,150)	(2,205)
	4.760	11/19/2025	05/18/2026			(2,446)	(2,461)
MSC	4.660	12/30/2025	06/29/2026			(35,588)	(35,602)
	4.760	07/14/2025	01/12/2026			(6,820)	(6,994)
	4.760	10/23/2025	04/21/2026			(13,083)	(13,219)
RTA	4.795	12/30/2025	06/30/2026			(26,997)	(27,008)
	4.820	11/07/2025	05/06/2026			(23,313)	(23,493)
SOG	4.310	11/06/2025	02/05/2026			(4,022)	(4,049)
	4.360	10/09/2025	01/09/2026			(6,492)	(6,558)
	4.360	12/24/2025	01/09/2026			(3,509)	(3,513)
	4.430	11/06/2025	02/05/2026			(7,840)	(7,895)
	4.470	10/09/2025	01/09/2026			(21,946)	(22,178)
	4.660	12/23/2025	06/23/2026			(13,649)	(13,667)
	4.760	10/10/2025	04/09/2026			(19,771)	(20,011)
	4.760	12/23/2025	06/23/2026			(24,823)	(24,855)
TDM	3.930	12/12/2025	TBD	(3)		(3,151)	(3,158)
WFS	4.530	11/24/2025	02/24/2026			(16,288)	(16,368)

Total Reverse Repurchase Agreements							$(307,478)

122	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$5,401	$(1,961)	$0	$3,440	$(2,896)	$544
BPS	0	(638)	0	(638)	650	12
BRC	0	(2,433)	0	(2,433)	2,823	390
BYR	0	(5,973)	0	(5,973)	6,618	645
CEW	0	(15,218)	0	(15,218)	15,896	678
DBL	0	(3,924)	0	(3,924)	4,520	596
IND	0	(21,546)	0	(21,546)	23,891	2,345
MBC	0	(5,891)	0	(5,891)	5,970	79
MSB	0	(21,326)	0	(21,326)	28,179	6,853
MSC	0	(55,815)	0	(55,815)	75,097	19,282
RTA	0	(50,501)	0	(50,501)	66,458	15,957
SOG	0	(102,726)	0	(102,726)	128,670	25,944
TDM	0	(3,158)	0	(3,158)	3,336	178
WFS	0	(16,368)	0	(16,368)	18,097	1,729

Total Borrowings and Other Financing Transactions	$5,401	$(307,478)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(32,249)	$(36,020)	$(12,758)	$(81,027)
Non-Agency Mortgage-Backed Securities	0	(2,205)	(24,971)	(21,553)	(48,729)
Asset-Backed Securities	0	(6,994)	(9,414)	(155,423)	(171,831)
Sovereign Issues	0	0	0	(5,891)	(5,891)

Total Borrowings	$0	$(41,448)	$(70,405)	$(195,625)	$(307,478)

Payable for reverse repurchase agreements					$(307,478)

Cash of $509 has been pledged as collateral as of December 31, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $385,810 and cash of $360 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(323,081) at a weighted average interest rate of 4.874%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
California Carbon Allowance Vintage December Futures	12/2026	1,284	$	42,244	$ 1,521	$192	$0

Total Futures Contracts					$ 1,521	$192	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	123

Consolidated Schedule of Investments	PIMCO Dynamic Income Strategy Fund	(Cont.)

SWAP AGREEMENTS:
INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2034	$100	$(1)	$1	$0	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	10,000	(93)	127	34	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045	6,200	169	183	352	19	0

Total Swap Agreements						$75	$311	$386	$42	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$192	$42	$234	$0	$0	$0	$0

Cash of $4,447 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026		$684	EUR	590	$9	$0

BRC	01/2026	DKK	25,665		$3,983	0	(58)
	01/2026	TRY	6,226		138	0	(6)
	02/2026		12,855		284	0	(8)

CBK	01/2026	CAD	22		16	0	0

FAR	01/2026	GBP	24,383		32,020	0	(847)
	01/2026		$9,908	MXN	183,794	275	0

GLM	02/2026		10,408	BRL	57,208	0	(46)
	02/2026		145	TRY	6,602	4	0
	03/2026	BRL	203		$37	0	0

JPM	01/2026	HKD	17,865		2,298	2	0
	01/2026	MXN	634		34	0	(1)

MBC	01/2026	CAD	51,863		36,849	0	(957)
	01/2026		$1,987	EUR	1,712	26	0

MYI	01/2026		2,697	GBP	2,026	34	0

SOG	01/2026	EUR	37,119		$42,975	0	(666)
	01/2026		$2,571	EUR	2,221	40	0
	03/2026		0	MXN	3	0	0

Total Forward Foreign Currency Contracts						$390	$(2,589)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	Plains All American Pipeline LP	N/A	4.450% (SOFR less a specified spread)	Monthly	11/04/2026	$623	$0	$(2)	$0	$(2)

FAR	Receive	Plains All American Pipeline LP	N/A	4.310% (SOFR plus a specified spread)	Maturity	12/16/2026	11,550	0	1,048	1,048	0
	Receive	Western Gas Partners LP	N/A	4.300% (SOFR less a specified spread)	Maturity	12/16/2026	15,683	0	401	401	0

124	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	Energy Tranfer LP	N/A	4.300% (SOFR plus a specified spread)	Maturity	04/15/2026	$ 17,770	$0	$(2,065)	$0	$(2,065)
	Receive	Enterprise Product Partners LP	N/A	4.300% (SOFR plus a specified spread)	Maturity	04/15/2026	13,532	0	(655)	0	(655)
	Receive	Mplx LP	N/A	4.300% (SOFR plus a specified spread)	Maturity	04/15/2026	21,686	0	(46)	0	(46)
	Receive	Plains All American Pipeline LP	N/A	4.300% (SOFR plus a specified spread)	Maturity	04/15/2026	5,532	0	(515)	0	(515)
	Receive	Western Gas Partners LP	N/A	4.300% (SOFR less a specified spread)	Maturity	04/15/2026	4,913	0	(146)	0	(146)

Total Swap Agreements								$0	$(1,980)	$1,449	$(3,429)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (2)
BOA	$9	$0	$0	$9	$0	$0	$(2)	$(2)	$7	$0	$7
BRC	0	0	0	0	(72)	0	0	(72)	(72)	1	(71)
FAR	275	0	1,449	1,724	(847)	0	0	(847)	877	(760)	117
GLM	4	0	0	4	(46)	0	0	(46)	(42)	0	(42)
GST	0	0	0	0	0	0	(3,427)	(3,427)	(3,427)	3,280	(147)
JPM	2	0	0	2	(1)	0	0	(1)	1	0	1
MBC	26	0	0	26	(957)	0	0	(957)	(931)	884	(47)
MYI	34	0	0	34	0	0	0	0	34	0	34
SOG	40	0	0	40	(666)	0	0	(666)	(626)	684	58

Total Over the Counter	$390	$0	$1,449	$1,839	$(2,589)	$0	$(3,429)	$(6,018)

(k)
Securities with an aggregate market value of $4,849 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)
Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$192	$0	$0	$0	$0	$192
Swap Agreements	0	0	0	0	42	42

	$192	$0	$0	$0	$42	$234

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$390	$0	$390
Swap Agreements	0	0	1,449	0	0	1,449

	$0	$0	$1,449	$390	$0	$1,839

	$192	$0	$1,449	$390	$42	$2,073

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,589	$0	$2,589
Swap Agreements	0	0	3,429	0	0	3,429

	$0	$0	$3,429	$2,589	$0	$6,018

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	125

Consolidated Schedule of Investments	PIMCO Dynamic Income Strategy Fund	(Cont.)

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(973)	$0	$0	$0	$0	$(973)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,744	$0	$3,744
Swap Agreements	0	0	111	0	0	111

	$0	$0	$111	$3,744	$0	$3,855

	$(973)	$0	$111	$3,744	$0	$2,882

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$4,522	$0	$0	$0	$0	$4,522
Swap Agreements	0	0	0	0	309	309

	$4,522	$0	$0	$0	$309	$4,831

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(644)	$0	$(644)
Swap Agreements	0	0	738	0	0	738

	$0	$0	$738	$(644)	$0	$94

	$4,522	$0	$738	$(644)	$309	$4,925

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December
31, 2025 in valuing the Fund’s assets and
liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$160,645	$38,207	$198,852
Corporate Bonds & Notes
Banking & Finance	0	56,681	1,485	58,166
Industrials	0	211,991	0	211,991
Utilities	0	40,267	8,106	48,373
Municipal Bonds & Notes
Michigan	0	390	0	390
U.S. Government Agencies	0	27,534	0	27,534
U.S. Treasury Obligations	0	1,270	0	1,270
Non-Agency Mortgage-Backed Securities	0	105,982	4,940	110,922
Asset-Backed Securities
Automobile ABS Other	0	500	0	500
CMBS Other	0	10,292	0	10,292
Home Equity Other	0	241,706	0	241,706
Home Equity Sequential	0	3,092	0	3,092
Whole Loan Collateral	0	17,959	0	17,959
Other ABS	0	9,744	5,671	15,415
Sovereign Issues	0	9,819	0	9,819
Common Stocks
Communication Services	0	0	331	331
Energy	166,367	0	0	166,367
Financials	8,054	0	0	8,054
Industrials	0	0	954	954
Master Limited Partnerships
Energy	127,992	0	0	127,992
Preferred Securities
Industrials	0	0	30,000	30,000

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Short-Term Instruments
Repurchase Agreements	$0	$5,400	$0	$5,400
U.S. Treasury Bills	0	4,896	0	4,896

	$302,413	$908,168	$89,694	$1,300,275

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$92,338	$0	$0	$92,338

Total Investments	$394,751	$908,168	$89,694	$1,392,613

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	192	42	0	234
Over the counter	0	1,839	0	1,839

	$192	$1,881	$0	$2,073

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6,018)	$0	$(6,018)

Total Financial Derivative Instruments	$192	$(4,137)	$0	$(3,945)

Totals	$394,943	$904,031	$89,694	$1,388,668

126	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$45,544	$1,739	$(4,708)	$156	$(1)	$(207)	$2,279	$(6,595)	$38,207	$12
Corporate Bonds & Notes
Banking & Finance	728	1,170	(402)	0	0	(11)	0	0	1,485	12
Industrials	3,162	0	(4,403)	(4)	1	1,244	0	0	0	0
Utilities	7,905	44	0	0	0	157	0	0	8,106	156
Non-Agency Mortgage-Backed Securities	0	4,935	0	0	0	5	0	0	4,940	5
Asset-Backed Securities
Other ABS	5,520	0	0	0	0	151	0	0	5,671	151
Common Stocks
Communication Services	0	0	0	0	0	331	0	0	331	331
Financials	735	0	(753)	0	(946)	964	0	0	0	0
Industrials	0	952	0	0	0	2	0	0	954	2
Preferred Securities
Industrials	0	30,000	0	0	0	0	0	0	30,000	0

Totals	$63,594	$38,840	$(10,266)	$152	$(946)	$2,636	$2,279	$(6,595)	$89,694	$669

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$28,115	Discounted Cash Flow	Discount Rate		4.814-10.084	7.321
	2,799	Indicative Market Quotation	Broker Quote		101.250	—
	7,293	Third Party Vendor	Broker Quote		100.250-122.000	107.181
Corporate Bonds & Notes
Banking & Finance	1,485	Discounted Cash Flow	Discount Rate		5.429 -6.230	5.594
Utilities	63	Indicative Market Quotation	Broker Quote	EUR	14.125	—
	8,043	Discounted Cash Flow	Discount Rate		7.460	—
Non-Agency Mortgage-Backed Securities	4,940	Proxy Pricing	Base Price		100.813	—
Asset-Backed Securities
Other ABS	5,671	Discounted Cash Flow	Discount Rate		9.610-12.000	10.768
Common Stocks
Communication Services	331	Indicative Market Quotation	Broker Quote	$	15.542	—
Industrials	954	Indicative Market Quotation	Broker Quote	EUR	15.012	—
Preferred Securities
Industrials	30,000	Recent Transaction	Purchase Price	$	100.00-1,052.632	290.526

Total	$89,694

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	127

Notes to Financial Statements

1. ORGANIZATION
PCM Fund, Inc., PIMCO Global StocksPLUS
®
 & Income Fund, PIMCO Strategic Income Fund, Inc., PIMCO Access Income Fund, PIMCO Dynamic Income Fund, PIMCO Dynamic Income Opportunities Fund and PIMCO Dynamic Income Strategy Fund (each, a “Fund” and collectively, the “Funds”) are each organized as closed-end
management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). PIMCO Global StocksPLUS
®
 & Income Fund, PIMCO Access Income Fund, PIMCO Dynamic Income Fund, and PIMCO Dynamic Income Opportunities Fund were each organized as Massachusetts business trusts on the dates shown in the table below. PCM Fund, Inc. and PIMCO Strategic Income Fund, Inc. were organized as Maryland corporations on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as each Fund’s investment manager.

Fund Name	Formation Date

PCM Fund, Inc.	June 23, 1993

PIMCO Global StocksPLUS ® & Income Fund	February 16, 2005

PIMCO Strategic Income Fund, Inc.	December 9, 1993

PIMCO Access Income Fund	October 1, 2021

PIMCO Dynamic Income Fund	January 19, 2011

PIMCO Dynamic Income Opportunities Fund	December 23, 2019

PIMCO Dynamic Income Strategy Fund	October 25, 2018
PIMCO Access Income Fund, PIMCO Dynamic Income Fund, and PIMCO Dynamic Income Opportunities Fund have established wholly-owned subsidiaries in Delaware. PIMCO Dynamic Income Strategy Fund has established wholly-owned subsidiaries in Cayman Islands and Delaware. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the treatment of each Fund’s subsidiaries in the financial statements.
Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”
Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”)
2023-07,
Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers of the Funds, as listed in the Management of the Funds section of the most recent annual report, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined
in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend
date, except certain dividends from foreign securities where the ex-dividend
date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend
date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on

128	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.
Debt obligations may be placed on
non-accrual
status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual
status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual
forbearance for interest payments that are expected to be paid after agreed upon pay dates.
(b) Foreign Taxes The Funds may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The
Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.
(d) Distributions — Common Shares
 The following table shows the anticipated frequency of distributions from net investment income to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PCM Fund, Inc.	Monthly	Monthly

PIMCO Global StocksPLUS ® & Income Fund	Monthly	Monthly

PIMCO Strategic Income Fund, Inc.	Monthly	Monthly

PIMCO Access Income Fund	Monthly	Monthly

PIMCO Dynamic Income Fund	Monthly	Monthly

PIMCO Dynamic Income Opportunities Fund	Monthly	Monthly

PIMCO Dynamic Income Strategy Fund	Monthly	Monthly
Each Fund other than PIMCO Global StocksPLUS
®
 & Income Fund and PIMCO Strategic Income Fund, Inc. intends to distribute each year substantially all of its net investment income and net short-term capital gains. PIMCO Global StocksPLUS
®
 & Income Fund and PIMCO Strategic Income Fund, Inc. intend to distribute all or substantially all of their net investment income and net short-term capital gains over time. In addition, at least annually, each Fund intends to distribute net realized long-term capital gains not previously distributed, if any. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.
As of the end of the fiscal year, none of the Funds were in default on long-term debt or had any accumulated dividend in arrears.
A Fund may engage in investment strategies, including those that employ the use of derivatives, to, among other things, seek to generate current, distributable income without regard to possible declines in the Fund’s net asset value (“NAV”). A Fund’s income and gain generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	129

Notes to Financial Statements	(Cont.)

monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or
non-U.S.
equity markets or the Fund’s debt investments, or arising from its use of derivatives. A Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies, and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains). Consequently, common shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in a Fund at a time when their investment in the Fund has declined in value, which may be taxed at ordinary income rates. The tax treatment of certain derivatives in which a Fund invests may be unclear and thus subject to recharacterization. Any recharacterization of payments made or received by a Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
More generally, sales of a Fund’s portfolio holdings may result in short-term
capital gains (which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net of long-term capital losses), potentially subjecting shareholders of the Fund to adverse tax consequences.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.
Certain Funds may invest in one or more wholly-owned subsidiaries (each a “Subsidiary” and collectively the “Subsidiaries”) that are treated as disregarded entities for U.S. federal income tax purposes. In the case of a subsidiary that is so treated, for U.S. federal income tax purposes, (i) the Fund is treated as owning the subsidiary’s assets directly; (ii) any income, gain, loss, deduction or other tax items arising in respect of the subsidiary’s assets will be treated as if they are realized or incurred, as applicable, directly by the Fund; and (iii) distributions, if any, the Fund receives from the subsidiary will have no effect on a Fund’s U.S. federal income tax liability.
PIMCO Cayman Commodity Fund IX, Ltd., a Subsidiary of PIMCO Dynamic Income Strategy Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”), will be treated as a controlled foreign corporation. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of its Cayman Subsidiary’s “subpart F income,” whether or not such income is distributed by such Cayman Subsidiary. It is expected that all of the Cayman Subsidiary’s income and realized gains and mark-to-market
gains will be “subpart F income.” The Fund’s recognition of its Cayman Subsidiary’s “subpart F income” will increase such Fund’s tax basis in its Cayman Subsidiary. Distributions by the Cayman Subsidiary to its Fund will be tax-free,
to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in its Cayman Subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the Cayman Subsidiary’s underlying income or gains. If a net loss is realized by the Cayman Subsidiary, such loss is not generally available to offset the income earned by the Cayman Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Cayman Subsidiary in future periods.
Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in
surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related
characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19

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Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.
Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.
(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule
35d-1
under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule
35d-1
consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule
35d-1
and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.
At this time, management is evaluating the implications of these changes on the financial statements.
In December 2023, FASB issued ASU
2023-09,
which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU
2023-09
is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.
On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) (“NYSE Close”). Information that becomes known to a Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign
(non-U.S.)
equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign
(non-U.S.)
equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule
2a-5,
the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination

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Notes to Financial Statements	(Cont.)

relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).
Domestic and foreign
(non-U.S.)
fixed income securities,
non-exchange
traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end
management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.
Open-end
management investment companies may include affiliated funds.
If a foreign
(non-U.S.)
equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign
(non-U.S.)
equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign
(non-U.S.)
equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign
(non-U.S.)
securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign
(non-U.S.)
equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.
Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign
(non-U.S.)
investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.
Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.
Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.
(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in

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an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎
Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.
(c) Valuation Techniques and the Fair Value Hierarchy
Level
 1, Level
 2 and Level
 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:
Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in registered
open-end
investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end
investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities,
non-U.S.
bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use

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Notes to Financial Statements	(Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.
Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.
Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined
security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.
Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.
Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date

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and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.
The
Sum-of-the-Parts
model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.
When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS
(a) Investments in Affiliates
Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT
and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands
†
):
Investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income (1)	Realized Net Capital Gain Distributions (1)

PCM Fund, Inc.	$7,137	$16,489	$(20,800)	$7	$(6)	$2,827	$89	$0

PIMCO Global StocksPLUS ® & Income Fund	10,174	46,007	(45,400)	0	3	10,784	206	0

PIMCO Strategic Income Fund, Inc.	7,682	86,783	(78,000)	5	2	16,472	281	0

PIMCO Access Income Fund	64,290	210,412	(210,800)	12	16	63,930	1,406	0

PIMCO Dynamic Income Fund	634,957	2,374,692	(2,347,400)	33	267	662,549	16,611	0

PIMCO Dynamic Income Opportunities Fund	145,779	531,676	(519,100)	14	53	158,422	3,756	0

PIMCO Dynamic Income Strategy Fund	136,258	262,248	(306,200)	21	11	92,338	1,746	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

(1)
The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Significant Accounting Policies—Distributions Common Shares, in the Notes to Financial Statements for more information.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The tables below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2025 (amounts in thousands
†
, except number of shares).
PIMCO Access Income Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2025	Dividend Income	Shares Held at 12/31/2025

Market Garden Dogwood LLC	$9,950	$0	$(3,786)	$0	$342	$6,506	$0	6,322,213
PIMCO Dynamic Income Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2025	Dividend Income	Shares Held at 12/31/2025

Amsurg Equity	$158,792	$0	$0	$0	$(820)	$157,972	$0	3,517,243

INCORA NEW EQUITY	78,258	0	0	0	11,465	89,723	0	2,316,329

Market Garden Dogwood LLC	76,985	0	(29,295)	0	2,648	50,338	0	48,913,966

Oi SA	2,853	0	(469)	469	(2,853)	0	0	0

Sierra Hamilton Holder LLC	3	0	0	0	0	3	0	30,337,712

Windstream Services LLC	0	23,081	0	0	2,417	25,498	0	3,783,475
PIMCO Dynamic Income Opportunities Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2025	Dividend Income	Shares Held at 12/31/2025

Market Garden Dogwood LLC	$21,996	$0	$(8,371)	$0	$757	$14,382	$0	13,975,418

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities
The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.
Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.
Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.
In the event of the insolvency of the agent selling a participation, a Fund may be treated as a general creditor of the agent and may not benefit from any set-off
between the agent and the borrower. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

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Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.
Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Fund may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Fund may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Fund to do so. Alternatively, a Fund may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Fund may have less information about such issuers than other investors who transact in such assets.
The types of loans and related investments in which a Fund may invest include, among others, senior loans, subordinated loans (including second lien loans,
B-Notes
and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.
Certain Funds may also seek to originate loans, including, without limitation, residential and/or commercial real estate or mortgage-related loans, consumer loans or other types of loans, which may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans or similar investments. The Funds may originate loans to corporations and/or other legal entities and individuals, including foreign
(non-U.S.)
entities and individuals.
The Funds may acquire residential mortgage loans and unsecured consumer loans through a Subsidiary. Subsidiaries directly holding a beneficial interest in loans will be formed as domestic common law or statutory trusts with a federally chartered bank serving as trustee. Each such Subsidiary will hold the beneficial interests of loans and the federally chartered bank acting as trustee will hold legal title to the loans for the benefit of the Subsidiary and/or the trust’s beneficial owners (i.e., the Funds or its direct or indirect fully-owned subsidiary). State licensing laws typically exempt federally chartered banks from their licensing requirements, and federally chartered banks may also benefit from federal preemption of state laws, including any licensing requirements. The use of common law or statutory trusts with a federally chartered bank serving as trustee is intended to address any state licensing requirements that may be applicable to purchasers or holders of loans, including state licensing requirements related to foreclosure. The Funds believe that such direct or indirect fully-owned Subsidiaries will not be treated as associations or publicly traded partnerships taxable as corporations for U.S. federal income tax purposes, and that therefore, the Subsidiaries will not be subject to U.S. federal income tax at the subsidiary level. Investments in residential mortgage loans or unsecured consumer loans through entities that are not so treated can potentially be limited by the Funds’ intention to qualify as a regulated investment company, and limit the Funds’ ability to qualify as such.
If a Fund or a Subsidiary of a Fund is required to be licensed in any particular jurisdiction in order to acquire, hold, dispose or foreclose loans, obtaining the required license may not be viable (because, for example, it is not possible or practical) and the Fund or its Subsidiary may be unable to restructure its holdings to address the licensing requirement. In that case, a Fund or a Subsidiary of a Fund may be forced to cease activities involving the affected loans, or may be forced to sell such loans. If a state regulator or court were to determine that a Fund or a Subsidiary of a Fund acquired, held or foreclosed a loan without a required state license, the Fund or Subsidiary could be subject to penalties or other sanctions, prohibited or restricted in its ability to enforce its rights under the loan, or subject to litigation risk or other losses or damages.
Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only

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upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.
Master Limited Partnerships (“MLPs”) are generally publicly traded entities that are organized as limited partnerships or limited liability companies and are treated as partnerships under the Internal Revenue Code. Currently, most MLPs operate in the energy and/or natural resources sectors. The only asset of an MLP is most commonly the ownership of the limited liability company or limited partnership known as the operating entity, which in turn owns subsidiaries and operating assets. The ownership of an MLP is split between the public and a sponsor. Interests in MLPs (“units”) are often traded on securities exchanges like shares of corporate stock. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, and are intended to receive cash distributions and to have no role in the operation and management of the entity. MLP cash distributions are not guaranteed and depend on each partnership’s or limited liability company’s ability to generate adequate cash flow. The partnership or operating agreements of MLPs determine how cash distributions will be made to general partners and limited partners or to managing members and members, as applicable.
Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both principal and interest payments. Interest may be determined by fixed or adjustable rates. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid
with the Fund being unable to reinvest the proceeds in an investment with as great a yield. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental
issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer to peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.
Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of

138	PIMCO CLOSED-END FUNDS

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protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CBOs, CLOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.
Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay
and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates.
Parallel-pay
CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay
CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC
bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined
range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Fund may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).
Insurance-Linked Investments include, for example, insurance-linked instruments and similar investments, such as reinsurance contracts, sidecars and event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans. The aforementioned instruments may include life settlement contracts and longevity and mortality investments. In a life settlement contract, a life insurance policy owner transfers his or her policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The longer the insured lives, the lower a Fund’s rate of return on the policy. The terms of a longevity bond typically provide that the investor in the bond will receive less than the bond’s par amount at maturity if the actual average longevity (life span) of a specified population of people observed over a specified period of time (typically measured by a longevity index) is higher than a specified level. If longevity is higher than expected, the bond will return less than its par amount at maturity. A mortality bond, in contrast to a longevity bond, typically provides that the investor in the bond will receive less than the bond’s par amount at maturity if the mortality rate of a specified population of people observed over a specified period of time (typically measured by a mortality index) is higher than a specified level. During their term, both longevity bonds and mortality bonds typically pay a floating rate of interest to investors.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the

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Notes to Financial Statements	(Cont.)

Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.
Payment
In-Kind
Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.
Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.
Real Estate Investment Trusts (“REITs”)
are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.
Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of December 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.
Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally,

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warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.
The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.
(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined
repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party
repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.
(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon
price and date. In an open maturity reverse repurchase agreement, there is no pre-determined
repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.
(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred

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Notes to Financial Statements	(Cont.)

security and the
agreed-upon
repurchase price. This is commonly referred to as the “price drop”. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and the counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to the counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.
(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.
6. FINANCIAL DERIVATIVE INSTRUMENTS
The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.
The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.
PIMCO Global StocksPLUS
®
 & Income Fund and PIMCO Dynamic Income Strategy Fund are subject to regulation as commodity pools under the Commodity Exchange Act by the Commodity Futures Trading Commission (the “CFTC”). The Manager has registered with the CFTC as a Commodity Pool Operator and a Commodity Trading Adviser with respect to the Funds, and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to PIMCO Global StocksPLUS
®
 & Income Fund and PIMCO Dynamic Income Strategy Fund.
(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. The contractual obligations of a buyer or seller of a forward foreign currency contract may generally be satisfied by taking or making physical delivery of the underlying currency, establishing an opposite position in the contract and recognizing the profit or loss on both positions simultaneously on the delivery date or, in some instances, paying a cash settlement before the designated date of delivery. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. Although forwards may be intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should

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the value of such currencies increase. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.
(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange-traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.
(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment.
A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.
Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.
Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.
(d) Swap Agreements

are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared

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Notes to Financial Statements	(Cont.)

swaps, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.
For purposes of a Fund’s investment policy adopted pursuant to
Rule 35d-1
under the Act (if any), the Fund will account for derivative instruments at market value. For purposes of applying a Fund’s other investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.
A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.
To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.
Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.
Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a

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buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver
option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver
option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases, specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement.

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Notes to Financial Statements	(Cont.)

Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.
Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS
(a) Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. See below for a summary of select principal risks associated with investments in the Funds. For a complete list of the principal risks the Funds may be subject to, please see the Funds’ annual report dated June 30, 2025.

	PCM Fund, Inc. (PCM)	PIMCO Global StocksPLUS ® & Income Fund (PGP)	PIMCO Strategic Income Fund, Inc. (RCS)	PIMCO Access Income Fund (PAXS)	PIMCO Dynamic Income Fund (PDI)	PIMCO Dynamic Income Opportunities Fund (PDO)	PIMCO Dynamic Income Strategy Fund (PDX)

Asset Allocation	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X

Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations	X	X	X	X	X	X	X

Commodity	—	—	—	—	—	—	X

Confidential Information Access	X	X	X	X	X	X	X

Contingent Convertible Securities	X	X	X	X	X	X	X

Convertible Securities	X	X	X	X	X	X	X

Corporate Debt	—	X	X	X	X	X	X

Counterparty	X	X	X	X	X	X	X

“Covenant-lite” Obligations	X	X	X	X	X	X	X

Credit Default Swaps	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X

Cyber Security	X	X	X	X	X	X	X

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	PCM Fund, Inc. (PCM)	PIMCO Global StocksPLUS ® & Income Fund (PGP)	PIMCO Strategic Income Fund, Inc. (RCS)	PIMCO Access Income Fund (PAXS)	PIMCO Dynamic Income Fund (PDI)	PIMCO Dynamic Income Opportunities Fund (PDO)	PIMCO Dynamic Income Strategy Fund (PDX)

Debt Securities	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X

Distressed and Defaulted Securities	X	X	X	X	X	X	X

Distribution Rate	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X

Energy Sector	—	—	—	—	—	—	X

Equity Securities and Related Market	X	X	X	X	X	X	X

Focused Investment	X	X	X	X	X	X	X

Foreign (Non-U.S.) Government Securities	X	X	X	X	X	X	X

Foreign (Non·U.S.) Investment	X	X	X	X	X	X	X

Foreign Loan Originations	—	—	—	X	X	X	X

High Yield Securities	X	X	X	X	X	X	X

Industry Specific	X	X	X	X	X	X	X

Inflation/Deflation	X	X	X	X	X	X	X

Inflation-Indexed Security	X	X	X	X	X	X	X

Insurance-Linked and Other Instruments	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X

Investments in REITS	—	—	—	X	X	—	—

Issuer	X	X	X	X	X	X	X

Leverage	X	X	X	X	X	X	X

Limited Term	—	—	—	X	—	X	X

Liquidity	X	X	X	X	X	X	X

Loan Origination	—	—	—	X	X	X	X

Loans and Other Indebtedness; Loan Acquisitions, Participations and Assignments	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X

Market Discount	X	X	X	X	X	X	X

Market Disruptions	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X

Mortgage-Related Derivative Instruments	X	X	X	X	X	X	X

Municipal Bond	—	—	—	—	—	—	X

Non-Diversification	—	—	—	—	—	—	X

Operational	X	X	X	X	X	X	X

Other Investment Companies	X	X	X	—	—	—	X

Other Pooled Investment Vehicles Risk	—	—	—	X	X	X	—

Platform	—	—	—	X	X	X	X

Portfolio Turnover	X	X	X	X	X	X	X

Potential Conflicts of Interest Risk-Allocation of Investment Opportunities	X	X	X	X	X	X	X

Preferred Securities	X	X	X	X	X	X	X

Privacy and Data Security	X	X	X	X	X	X	X

Private Commercial Real Estate	—	—	—	—	X	—	—

Private Placement and Restricted Securities	X	X	X	X	X	X	X

Privately-Issued Mortgage-Related Securities	X	X	X	X	X	X	X

Real Estate	X	X	X	X	X	X	X

Real Estate Joint Venture	—	—	—	—	X	—	—

Regulation S Securities	X	X	X	X	—	—	—

Regulatory Changes	X	X	X	X	X	X	X

Regulatory Risk-Commodity Pool Operator	X	X	X	X	X	X	X

Reinvestment	X	X	X	X	X	X	X

REIT	—	—	—	X	X	—	—

REIT Subsidiary	—	—	—	—	X	—	—

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Notes to Financial Statements	(Cont.)

	PCM Fund, Inc. (PCM)	PIMCO Global StocksPLUS ® & Income Fund (PGP)	PIMCO Strategic Income Fund, Inc. (RCS)	PIMCO Access Income Fund (PAXS)	PIMCO Dynamic Income Fund (PDI)	PIMCO Dynamic Income Opportunities Fund (PDO)	PIMCO Dynamic Income Strategy Fund (PDX)

Repurchase Agreements	X	X	X	X	X	X	X

Risks of Equity Securities of MLPs, Risks of Debt Securities of MLPs, and Risks of MLP General Partner and Managing Member Interests	—	—	—	—	—	—	X

Risks of ETNs	—	—	—	—	—	—	X

Risk Retention Investment	X	X	X	X	X	X	X

Securities Lending	—	—	—	—	X	—	—

Senior Debt	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X

Smaller Company	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X

Special Purpose Acquisition Companies (“SPACs”)	—	—	—	—	X	—	—

Structured Investments	X	X	X	X	X	X	X

Subprime	X	X	X	X	X	X	X

Subsidiary	—	—	—	X	X	X	X

Synthetic Convertible Securities	X	X	X	X	X	X	X

Tax	X	X	X	X	X	X	X

Total Return Swap	X	X	X	X	X	X	X

U.S. Government Securities	X	X	X	X	X	X	X

Valuation	X	X	X	X	X	X	X

Zero-Coupon Bond, Step-Ups and Payment-in-Kind Securities	—	—	—	X	X	X	X

Asset Allocation Risk
 is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could experience losses as a result of these allocation decisions, which could result in the Fund being underweight or overweight in sectors, asset classes, or geographies that perform differently than expected.
Call Risk
 is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations Risk
 is the risk that an investment in a CLO, CBO or other CDO depends largely on the type of the collateral securities and the class/tranche of the instrument in which a Fund invests. In addition to the normal risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs, CBOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.
Commodity Risk
 is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.
Confidential Information Access Risk
 is the risk that, in managing a Fund (and other PIMCO clients), PIMCO may from time to time have

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the opportunity to receive material,
non-public
information (“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by a Fund or held in the Fund’s portfolio. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.
Contingent Convertible Securities Risk
 is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk the principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.
Convertible Securities Risk
 is the risk that the market values of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. Convertible securities are fixed income securities, preferred securities or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Convertible securities are often rated below investment grade or not rated.

Corporate Debt Securities Risk
 is the risk that the market value of a corporate debt security may be affected by factors directly relating to the issuer and that the issuers of corporate debt securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The market value of corporate debt securities generally may be expected to rise and fall inversely with interest rates. In addition, certain corporate debt securities may be highly customized and as a result may be subject to, among others, liquidity and valuation/pricing transparency risks.
Counterparty Risk
 is the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by a Fund or held by special purpose or structured vehicles in which a Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy, or other analogous proceeding. Counterparty credit risk also includes the related risk of having concentrated exposure to a single counterparty, which may increase potential losses if the counterparty were to become insolvent.
“Covenant-Lite” Obligations Risk
 is the risk that covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. Covenant-lite loans carry a risk that the borrower could transfer or encumber its assets, which could reduce the amount of assets that can be used to satisfy debts and result in losses for debtholders. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
Credit Default Swaps Risk
 is the risk of investing in credit default swaps, including illiquidity risk, counterparty risk, leverage risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When a Fund acts as a seller of a credit default swap, it is

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exposed to many of the same risks of leverage described herein. As the seller, a Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. A Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. In addition, selling credit default swaps may not be profitable for a Fund if no secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times.
Credit Risk
 is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivative contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its financial obligations. Credit risk also includes credit spread risk, which is the risk that credit spreads (i.e., the difference in yield between securities that is due to the difference in their actual or perceived credit quality) may increase when the market believes that investments generally have a greater risk of default.
Currency Risk
 is the risk that foreign
(non-U.S.)
currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign
(non-U.S.)
currencies or in securities that trade in, and receive revenues in, or derivatives that provide exposure to, foreign
(non-U.S.)
currencies, or derivatives or other instruments that provide exposure to foreign
(non-U.S.)
currencies may decline in value, due to the risk that those currencies may fluctuate in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will fluctuate in value relative to the currency being hedged.
Currency risk
 may be particularly high to the extent that a Fund invests in foreign
(non-U.S.)
currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political, headline, reputational and other risks different from, or greater than, the risks of investing in developed foreign
(non-U.S.)
currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.
Cyber Security Risk
 is the risk that, as the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders.
These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.
Debt Securities Risk
 is the risk that prices of bonds and other fixed income securities will generally increase as interest rates fall and decrease as interest rates rise. Income from a Fund’s portfolio may decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate. The value of most bond funds and fixed income securities are impacted by changes in interest rates. Bonds and bond funds with longer durations tend to be more sensitive and more volatile than securities with shorter durations; bond prices generally fall as interest rates rise.
Derivatives Risk
 is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset,

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rate or index, and a Fund could lose more than the initial amount invested. In addition, the use of derivatives may cause a Fund’s investment returns to be impacted by the performance of assets the Fund does not own, potentially resulting in the Fund’s total investment exposure exceeding the value of its portfolio.
Changes in the value of a derivative or other similar investments may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility.
Non-centrally
cleared
over-the-counter
(“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally
cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.
Distressed and Defaulted Securities Risk
 is the risk of investing in the securities of financially distressed issuers, including the risk of default. These securities may fluctuate more in price and are typically less liquid. Distressed securities generally trade significantly below “par” or full value. A Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied.
Distribution Rate Risk
 is the risk that, although a Fund may seek to maintain level distributions, the Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.
Emerging Markets Risk
 is the risk of investing in emerging market securities. The risks primarily associated with foreign
(non-U.S.)
investments may be particularly high to the extent a Fund invests in securities of issuers based or doing business in emerging markets countries or in securities denominated in the currencies of emerging market countries.
Energy Sector Risk
 is the risk that applies to a Fund’s investments in MLPs and other companies which operate natural gas, natural gas liquids, crude oil, refined products, coal or other facilities within the energy sector. A Fund’s performance will be susceptible to fluctuations in commodity prices, changes in the supply of or demand for energy commodities, an inability to acquire additional energy deposits sufficient to replace the natural depletion of existing reserves, environmental and safety regulations, seasonal and extreme weather, catastrophic events or accidents, acquisition costs and erroneous assumptions regarding new acquisitions and the cyclical fluctuation and intense price competition inherent to the energy industry. Additionally, MLPs and other entities operating in the energy sector are subject to industry-specific risks related to infrastructure, which includes transportation via pipeline, the gathering, processing and midstream storage of resources, variations in upstream and downstream demand, and the effects of land, weather and unforeseen events on oil, oilfields, coal stockpiles, power infrastructure and marine transportation.
Equity Securities and Related Market Risk
 is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.
Focused Investment Risk
 is the risk that, to the extent that a Fund focuses its investments in a particular industry, country or geographic region, the NAV of its common shares will be more susceptible to events or factors affecting companies in that industry, country or geographic region.
Foreign
(Non-U.S.)
Government Securities Risk
 is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.
Foreign
(Non-U.S.)
Investment Risk
 is the risk that investing in foreign
(non-U.S.)
securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio

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securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign
(non-U.S.)
securities may also be less liquid and more difficult to value than securities of U.S. issuers.
Foreign Loan Originations Risk
 is the risk associated with a Fund originating loans to foreign entities and individuals, including foreign
(non-U.S.)
and emerging market entities and individuals, which may involve risks not ordinarily associated with exposure to loans to U.S. entities and individuals due to more or less governmental supervision and regulation than exists in the U.S. Due to differences in legal systems, there may be difficulty in obtaining or enforcing a court judgment outside the U.S. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on a Fund. A Fund’s loans to foreign entities and individuals may be subject to risks of increased transaction costs, potential delays in settlement or unfavorable differences between the U.S. economy and foreign economies.
High Yield Securities Risk
 is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.
Industry Specific Risks
 are the risks that MLPs and other entities operating in a specific sector that are specific to the industry within that sector they serve.
Inflation/Deflation Risk
 is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio and common shares.
Inflation-Indexed Security Risk
 is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (e.g., real interest rates). In general, the value of an inflation-indexed security, including Treasury Inflation-Protected Securities (“TIPS”), tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income for the amount of the increase in the calendar year, even though the Fund will not receive the principal until maturity.
Insurance-Linked and Other Instruments Risk
 is the risk that a Fund could lose a portion or all of the principal it has invested in insurance-linked
instruments and similar investments (which may include, for example, exposure to reinsurance contracts (through sidecars or otherwise), event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans).
Interest Rate Risk
 is the risk that fixed income securities and other instruments in a Fund’s portfolio will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.
Investments in REITs Risk
 is the risk that an investment in a REIT, or in a real estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment.
Issuer Risk
 is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.
Leverage Risk
 is the risk that certain transactions of a Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of

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portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. There can be no assurance these circumstances will occur. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks. When a Fund reduces or discontinues its use of leverage (“deleveraging”), which it may be required to do at inopportune times, it may be required to sell portfolio securities at inopportune times to repay leverage obligations, which could result in realized losses and a decrease in the Fund’s net asset value. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.
Limited Term Risk
 is the risk that unless the limited term provision of the Fund’s Declaration of Trust is amended by shareholders in accordance with the Declaration of Trust, or unless the Fund completes an Eligible Tender Offer and converts to perpetual existence, the Fund will terminate on or about a date specified in the Fund’s Prospectus.
Liquidity Risk
 is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or possibly require a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, such as during political events (including periods of rapid interest rate changes). There can be no assurance that an investment that is deemed to be liquid when purchased will continue to be liquid while it is held by the Fund and/or when the Fund wishes to dispose of it.
Loan Origination Risk
 is the risk associated with the fact that a Fund may also seek to originate loans, including, without limitation, residential and/or commercial real estate or mortgage-related loans, consumer loans or other types of loans, which may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. A Fund may originate loans to corporations and/or other legal entities and individuals, including foreign
(non-U.S.)
entities and individuals. Such borrowers may have credit ratings that are determined by one or more NRSROs or PIMCO to be below investment grade. This may include loans to public or private firms or individuals, such as in connection with housing development projects. The loans a Fund invests in or originates may vary in maturity and/or duration. A Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. A Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. A Fund may subsequently offer such investments for sale to third parties; provided, that there is no assurance that a Fund will complete the sale of such an investment. If a Fund is unable to sell, assign or successfully close transactions for the loans that it originates, a Fund will be forced to hold its interest in such loans for an indeterminate period of time.
This could result in a Fund’s investments having high exposure to certain borrowers. A Fund will be responsible for the expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and Common Shareholders.
Loans and Other Indebtedness; Loan Acquisitions, Participations and Assignments Risk is the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of a loan. Additionally, there is a risk that the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and a Fund could become part owner of any collateral if a loan is foreclosed, subjecting a Fund to costs associated with owning and disposing of the collateral. In the event of the insolvency of the lender selling a participation, there is a risk that a Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower. If a loan is foreclosed, a Fund may become owner of the loan’s collateral. A Fund may bear the costs and liabilities associated with owning and holding or disposing of the collateral. There is the risk that a Fund may have difficulty disposing of loans and loan participations due to the lack of a liquid secondary market for loans and loan participations. To the extent a Fund invests in loans or originates loans, including bank loans, a Fund may be subject to greater levels of credit risk, call risk, settlement risk, risk of subordination to other creditors, insufficient or lack of protection under federal securities laws and liquidity risk than funds that do not acquire such instruments.
Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or perceived conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

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Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries, sectors or companies.
Market Discount Risk is the risk that the price of a Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end
management investment companies frequently trade at a discount from their net asset value.
Market Disruptions Risk is the risk of investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, geopolitical disputes, terrorism, social or political unrest, recessions, supply chain disruptions, tariffs and other restrictions on trade, sanctions, market manipulation, government interventions, defaults and shutdowns, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, climate-change and climate related events, which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors, causing a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.
Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.
Mortgage-Related Derivative Instruments Risk is the risk of investing in derivative mortgage-backed securities, including call risk and extension risk. Small changes in mortgage prepayments can significantly impact the cash flows and the market value of these derivative instruments. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate risk and/or prepayment risk is magnified.
Municipal Bond Risk is the risk that a Fund may be affected significantly by the economic, regulatory, social, environmental, public health or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal.
Non-Diversification
Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are
“non-diversified”
may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”
Operational Risk is the risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
Other Investment Companies Risk is the risk that Common Shareholders may be subject to duplicative expenses to the extent a Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage.
Other Pooled Investment Vehicles Risk is associated with the risks relating to the Fund’s investment in other pooled investment vehicles, including investment companies, private funds or other pooled investment vehicles that would qualify as “investment companies” under the 1940 Act but for an applicable exemption or exclusion, including but not limited to Sections 3(c)(1) or 3(c)(7) of the 1940 Act (“Private Funds”). In addition to the risks discussed above in “Other Investment Companies Risk,” to the extent the Fund invests through one or more Private Funds, the Fund would be exposed to the risks associated with such Private Fund’s investments. The Fund’s investments in Private Funds would not be subject to the protections afforded to shareholders under the 1940 Act. By investing in Private Funds indirectly through the Fund, a shareholder would bear two layers of asset-based fees and expenses — at the Fund level and the Private Fund level — in addition to indirectly bearing any performance fees charged by the Private Fund.
Platform Risk is the risk resulting from the fact that the Alt Lending ABS in which a Fund invests are typically not listed on any securities exchange and not registered under the Securities Act. In addition, a Fund anticipates that these instruments may only be sold to a limited number of investors and may have a limited or non-existent
secondary market. Accordingly, a Fund currently expects that certain of the investments in Alt Lending ABS will face heightened levels of liquidity risk. Although currently, there is generally no active reliable, secondary market for certain Alt Lending ABS, a secondary market for these Alt

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Lending ABS may develop. If a Fund purchases Alt Lending ABS on an alternative lending platform, the Fund will have the right to receive principal and interest payments due on loans underlying the Alt Lending ABS only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to a Fund. If a borrower is unable or fails to make payments on a loan for any reason, a Fund may be greatly limited in its ability to recover any outstanding principal or interest due, as (among other reasons) a Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated. For example, the loan may be unsecured or under-collateralized and/or it may be impracticable to commence a legal proceeding against the defaulting borrower.
Portfolio Turnover Risk is the risk that a high portfolio turnover will result in greater expenses to a Fund, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses) and may adversely affect the Fund’s after-tax
returns. The realization of short- term capital gains may also cause adverse tax consequences for the Fund’s shareholders.
Potential Conflicts of Interest Risk — Allocation of Investment Opportunities is the risk that PIMCO’s or any of its affiliate’s interests or the interests of its clients may conflict with those of the Funds and the results of a Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by PIMCO or its affiliates, and it is possible that a Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by PIMCO or its affiliates, including proprietary accounts, achieve profits on their trading.
Preferred Securities Risk is the risk that certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions which may require the Fund to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. Additionally, preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. Government securities.
Privacy and Data Security Risk is the risk resulting from the fact that the Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-affiliated
third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated
third parties. Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and the SEC implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.
Private Placement and Restricted Securities Risk is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities and the risk that a Fund’s investment in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act, may be relatively less liquid than registered securities traded on established securities markets. Therefore, a Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.
Private Commercial Real Estate Risk is the risk that exposure to private commercial real estate comes with a variety of risks, including lease defaults, terminations by one or more tenants or landlord-tenant disputes that may reduce the revenues and net income from investments in U.S. and
non-U.S.
real estate investments through one or more controlled subsidiaries structured as real estate investment trusts (each a “REIT Subsidiary”), which would reduce the amount of income payable by the REIT Subsidiary to a Fund. Any of these situations may result in extended periods during which there is a significant decline in revenues or no revenues generated by a property. If this occurred, it could adversely affect a Fund’s performance.

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Privately-Issued Mortgage-Related Securities Risk is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental
issuers. Additionally, privately-issued mortgage- related securities generally are exempt from registration under the Securities Act of 1933 and, as such, are not subject to the same disclosure requirements as publicly-issued mortgage-related securities.
Real Estate Risk is the risk associated with investing in real estate investments, including investments in equity or debt securities issued by private and public real estate investment trusts (“REITs”), real estate operating companies (“REOCs”), private or public real estate-related loans, real estate-linked derivative instruments and pooled investment vehicles (including registered investment companies and private funds or other pooled investment vehicles that would qualify as “investment companies” under the Act but for an applicable exemption or exclusion) that invest in real estate investments, as applicable. The Fund will be subject to the risks associated with owning real estate and with the real estate industry generally.
Real Estate Joint Venture Risk is the risk that in joint ventures with third parties to make investments, the investments in U.S. and
non-U.S.
real estate investments through one or more controlled subsidiaries structured as real estate investment trusts (each a “REIT Subsidiary”) would generally share control with the third-party partner (for example, the REIT Subsidiary may have approval rights over some or all of the joint venture’s activities, and in limited circumstances that do not amount to primary control of the joint venture, may have the ability to require that the joint venture take specific actions), even though the REIT Subsidiary may hold a majority of the economic interests of a joint venture.
Regulation S Securities Risk is the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.
Regulatory Changes Risk is the risk associated with the fact that financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. A Fund and the Investment Manager have historically been eligible for exemptions from certain regulations.

However, there is no assurance that a Fund and PIMCO will continue to be eligible for such exemptions. Moreover, government regulation may have unpredictable and unintended effects.
Regulatory Risk — Commodity Pool Operator is the risk associated with the CFTC’s adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps or other financial instruments regulated under the Commodity Exchange Act (“CEA”) and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments. PIMCO is registered with the CFTC as a Commodity Pool Operator.
Reinvestment Risk is the risk that income from a Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.
REIT Risk is the risk associated with investing in REITs, which are pooled investment vehicles that own, and usually operate, income- producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not typically taxed on the income distributed to shareholders. Therefore, REITs may pay higher dividends than other issuers.
REIT Subsidiary Risk — is the risk that investments in U.S. and
non-U.S.
real estate investments through one or more REIT Subsidiaries are subject to risks associated with the direct ownership of real estate. REIT Subsidiaries may be affected by changes in the real estate markets generally as well as changes in the values of any properties owned by the REIT Subsidiaries or securing any mortgages owned by the REIT Subsidiaries (which changes in value could be influenced by market conditions for real estate in general or fluctuations in the value of rights to natural resources appurtenant to the properties held by the REIT Subsidiaries).
Repurchase Agreements Risk is the risk that, if the party agreeing to repurchase a security should default, a Fund will seek to sell the securities which it holds, which could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

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Risks of Equity Securities of MLPs, Risks of Debt Securities of MLPs, and Risks of MLP General Partner and Managing Member Interests is the risk that investments in equity and debt securities of MLPs and/or their affiliates are subject to risks in addition to those risks associated with investments in all equity and debt securities. Holders of MLP units have more limited rights for voting and control than shareholders of common stock in a corporation, additional tax risks and additional potential conflicts of interest among unit holders and partners. MLP subordinated units generally entail greater risk than MLP common units as a result of more limited distribution rights. Additionally, distributions by certain MLPs may be affected by the failure of an affiliated party to satisfy its obligations to an MLP or by an MLP’s loss of customers or suppliers. A Fund’s investment in MLPs or other entities that hold a general partner or managing member interest and IDRs in MLPs may be subject to additional liability greater than the investment amount and may have higher distribution prospects which would decline at a greater rate than the decline rate in and MLP’s distributions or be eliminated if the MLP unit holders choose to remove the general partner or managing member.
Risks of ETNs is the risk that the value of exchange-traded notes (“ETNs”) may be influenced by time to maturity, level of supply and demand for the ETN, volatility, and lack of liquidity in underlying markets, changes in the applicable interest rates and underlying reference asset values, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that may affect the referenced index.
Risk Retention Investment Risk is the risk associated with the Fund’s investments in risk retention tranches of commercial mortgage-backed securities (“CMBS”) or other eligible securitizations, if any (“risk retention tranches”), which are eligible residual interests typically held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act (the “U.S. Risk Retention Rules”). There can be no assurance that the applicable federal agencies charged with the implementation of the final U.S. Risk Retention Rules (the Federal Deposit Insurance Corporation, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the final U.S. Risk Retention Rules will not change. Furthermore, if the Fund breaches any undertakings in any risk retention agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach, which could be significant and exceed the value of the Fund’s investments.

Securities Lending Risk is the risk that, when a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and lose rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund.
Senior Debt Risk is the risk that a Fund may be subject to greater levels of credit risk than funds that do not invest in below investment grade senior debt. A Fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities or instruments.
Short Exposure Risk is the risk of entering into short sales, or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.
Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.
Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.
Special Purpose Acquisition Companies (“SPACs”) Risk is the risk that, because SPACs and similar entities are in essence “blank check” companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. A SPAC’s structure may result in significant dilution of a stockholder’s share value immediately upon the completion of a business combination due to, among other reasons, interests held by the SPAC sponsor, conversion of warrants into additional shares, shares issued in connection with a business combination and/or certain embedded costs. There is no guarantee that the SPACs in which a Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which

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are typically traded in the
over-the-counter
market, may be considered illiquid and/or be subject to restrictions on resale.
Structured Investments Risk is the risk that a Fund’s investment in structured products, including structured notes, credit-linked notes and other types of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. A Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments.
Subprime Risk is the risk that loans, and debt instruments collateralized by loans (including Alt Lending ABS), acquired by a Fund may be subprime in quality, or may become subprime in quality. Although there is no specific legal or market definition of “subprime,” subprime loans are generally understood to refer to loans made to borrowers that display poor credit histories and other characteristics that correlate with a higher default risk. Accordingly, subprime loans, and debt instruments secured by such loans, have speculative characteristics and are subject to heightened risks, including the risk of nonpayment of interest or repayment of principal, and the risks associated with investments in high yield securities. In addition, these instruments could be subject to increased regulatory scrutiny. A Fund is not restricted by any particular borrower credit criteria when acquiring loans or debt instruments collateralized by loans.
Subsidiary Risk is the risk that, by investing in a Fund’s Subsidiary, the Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. Each Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.
Synthetic Convertible Securities Risk is the risk that the values of synthetic convertible securities will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, (such as a debt security and a warrant or option to purchase another security), each with its own market value. Synthetic convertible securities are also subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible element falls below the strike price of the warrant or option, the warrant or option may lose all value.
Tax Risk is the risk that if, in any year, a Fund were to fail to qualify for treatment as a regulated investment company under Subchapter M of the Tax Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.
Total Return Swap Risk is the risk that total return swaps could result in losses if the underlying asset or reference does not perform as anticipated, that they add leverage to a Fund’s portfolio and the risk that the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.
U.S. Government Securities Risk
 is the risk that the obligations supported by (i) the full faith and credit of the United States, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase the agency’s obligations (iv) or only by the credit of the agency, instrumentality or corporation will not be satisfied in full, or that such obligations will decrease in value or default. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Valuation Risk
  is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
Zero-Coupon Bond,
Step-Ups
and
Payment-in-Kind
Securities Risk
 is the risk presented by the market prices of
zero-coupon,
step ups and
payment-in-kind
securities generally being more volatile than the prices of securities that pay interest periodically and in cash and being likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.
(b) Other Risks
In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s then-currently effective prospectus and statement

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of additional information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.
8. MASTER NETTING ARRANGEMENTS
A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.
Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged
exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.
Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the CFTC. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are

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typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.
9. FEES AND EXPENSES
(a) Management Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Manager to the Funds, pursuant to an investment management agreement.
Pursuant to the Investment Management Agreements with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations. Pursuant to the Agreements, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate

PCM Fund, Inc.	0.900%	(1)

PIMCO Global StocksPLUS ® & Income Fund	1.105%	(2)

PIMCO Strategic Income Fund, Inc.	0.955%	(3)

PIMCO Access Income Fund	1.250%	(4)

PIMCO Dynamic Income Fund	1.100%	(5)

PIMCO Dynamic Income Opportunities Fund	1.150%	(5)

PIMCO Dynamic Income Strategy Fund	1.250%	(4)

(1)
Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of the Fund (including assets attributable to any reverse repurchase agreements, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements and borrowings).

(2)
Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of the Fund (including assets attributable to any preferred shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

(3)	Management fees calculated based on the Fund’s average daily net asset value (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
(4)
Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of the Fund (including any assets attributable to any reverse repurchase agreements, dollar rolls/buybacks, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements, dollar rolls/buybacks and borrowings).

(5)
Management fees calculated based on the Fund’s average daily “total managed assets.” Total managed assets include total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar rolls, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements, dollar rolls and borrowings).

In rendering investment advisory services to each Fund, PIMCO may use the resources of one or more foreign
(non-U.S.)
affiliates that are not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (the “PIMCO Overseas Affiliates”), to provide portfolio management, research and trading services to a Fund under the Memorandums of Understanding (“MOUs”). Each of the PIMCO
Overseas Affiliates are Participating Affiliates of PIMCO as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. Each PIMCO Overseas Affiliate and any of their respective employees who provide services to the Funds are considered under the MOUs to be “associated persons” of PIMCO as that term is defined in the Advisers Act for purposes of PIMCO’s required supervision.
(b) Fund Expenses With respect to each Fund other than PIMCO Access Income Fund, PIMCO Dynamic Income Opportunities Fund and PIMCO Dynamic Income Strategy Fund, each Fund bears other

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expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board (for example, so-called
“broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund that are capitalized in accordance with U.S. GAAP.
With respect to PIMCO Access Income Fund, the Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses, of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating, structuring, acquiring, disposing of and/or terminating specialized loans and other investments made by the Fund, any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called
“broker-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))( for these purposes, it is understood that “portfolio transaction expenses” shall be interpreted broadly to include, by way of example and without limitation, any expenses relating to the Fund’s investments (including those made by a subsidiary of the Fund) in commercial and residential real estate, including for-sale
and
for-rent
housing, office, hotel, retail and industrial investments, and/or any other expenses incurred by a direct or indirect portfolio investment of the Fund, such as expenses paid directly by a portfolio investment and other expenses that are capitalized or otherwise embedded into the cost basis of a portfolio investment); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limitation, through the use by the Fund of reverse repurchase agreements, dollar rolls/buybacks, bank borrowings, credit facilities and tender option bonds; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other instruments (such as the use of reverse repurchase agreements, dollar rolls/buybacks, bank borrowings, credit facilities and tender option bonds) for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests (except as otherwise agreed to between PIMCO and any such fund or vehicle); (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers,

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employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy solicitations involving contested elections of Trustees, shareholder proposals or other non-routine
matters that are not initiated or proposed by Fund management; (xii) organizational and offering expenses of the Fund, including registration (including share registration fees), legal, marketing, printing, accounting and other expenses, associated with organizing the Fund in its state of jurisdiction and in connection with the initial registration of the Fund under the Act and the initial registration of its Shares under the Securities Act of 1933, as amended (the “Securities Act”), and with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, expenses associated with tender offers and other Share repurchases and redemptions; (xiii) fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action
and/or other relief from the SEC in connection with the operation of a managed distribution plan (xiv) expenses of the Fund that are capitalized in accordance with U.S. GAAP.
With respect to PIMCO Dynamic Income Opportunities Fund, the Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses, of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring, acquiring, disposing of and/or terminating specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called
“broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limitation, through the use by the Fund of reverse repurchase agreements, dollar rolls/buybacks, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other instruments (such as the use of reverse repurchase agreements, dollar rolls/buybacks, bank borrowings, credit facilities and tender option bonds) for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests (except as otherwise agreed to between PIMCO and any such fund or vehicle); (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy solicitations involving contested elections of trustees, shareholder proposals or other non-routine
matters that are not initiated or proposed by Fund management; (xii) organizational and offering expenses of the Fund, including registration (including share registration fees), legal, marketing, printing, accounting and other expenses, associated with organizing the Fund in its state of jurisdiction and in connection with the initial registration of the Fund under the Act and the initial registration of its Common Shares under the Securities Act, and with respect to Share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering; expenses associated with tender offers and other share repurchases and redemptions; and fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action
and/or other relief from the SEC in connection with the operation of a managed distribution plan; and (xiii) expenses of the Fund that are capitalized in accordance with U.S. GAAP Without limiting the generality of the foregoing, the Fund may bear such expenses either directly or indirectly through contracts or arrangements with PIMCO or an affiliated or unaffiliated third party.
With respect to PIMCO Dynamic Income Strategy Fund, the Fund bears other expenses, which may vary and affect the total level of expenses

162	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses, of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called
“broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, dollar rolls, bank borrowings, credit facilities and tender option bonds and; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other instruments (such as the use of reverse repurchase agreements, dollar rolls, bank borrowings, credit facilities and tender option bonds) for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy solicitations involving contested elections of trustees, shareholder proposals or other non-routine
matters that are not initiated or proposed by Fund management; (xii) organizational and offering expenses of the Fund; (xiii) expenses associated with tender offers and other share repurchases and redemptions; (xiv) fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action
and/or other relief from the SEC in connection with the operation of a managed distribution plan; and (xv) expenses of the Fund which are capitalized in accordance with U.S. GAAP. Without limiting the generality or scope of the foregoing, it is understood that the Fund may bear such expenses either directly or indirectly through contracts or arrangements with PIMCO or an affiliated or unaffiliated third-party.
Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”), also serves as a trustee of a number of other closed-end
funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO
Closed-End
Funds”), as well as PIMCO California Flexible Municipal Income Fund, PIMCO Flexible Emerging Markets Income Fund, PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” and PIMCO Managed Accounts Trust, an open-end
management investment company with multiple series for which PIMCO serves as investment adviser and administrator.
The Funds pay no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Funds from the Manager or its affiliates.
(c) Acquired Fund Fees and Expenses The Cayman Subsidiary has entered into a separate contract with PIMCO for the management of the Cayman Subsidiary’s portfolio pursuant to which the Cayman Subsidiary pays PIMCO a management fee at the annual rate of 0.69% of its average daily net assets. PIMCO has contractually agreed to waive the PIMCO Dynamic Income Strategy Fund’s management fee in an amount equal to the management fee paid by the Cayman Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. PIMCO may not seek reimbursement from a Fund with respect to the management fees waived. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended December 31, 2025, the amount was $26,567. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Cayman Subsidiary.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	163

Notes to Financial Statements	(Cont.)

10. RELATED PARTY TRANSACTIONS
The Manager is a related party. Fees payable to this party are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.
The Funds have received exemptive relief from the SEC that, to the extent the Funds rely on such relief, permits it to (among other things)
co-invest
with certain other persons, including certain affiliates of the Advisor and certain public or private funds managed by the Advisor and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes extensive conditions on any
co-investments
made in reliance on such relief.
11. GUARANTEES AND INDEMNIFICATIONS
Under the organizational documents of PIMCO Global StocksPLUS
®
 & Income Fund, PIMCO Access Income Fund, PIMCO Dynamic Income Fund, PIMCO Dynamic Income Opportunities Fund and PIMCO Dynamic Income Strategy Fund, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Under the organizational documents of PCM Fund, Inc., and PIMCO Strategic Income Fund, Inc., each Director and officer is indemnified to the fullest extent permitted by Maryland law and the Act. For PCM Fund, Inc., employees and agents of the Fund are indemnified to the maximum extent permitted by Maryland law and the Act. For PIMCO Strategic Income Fund, Inc.,
employees and agents of the Fund may be indemnified to the extent determined by the Board and subject to the limitations of the Act. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
12. PURCHASES AND SALES OF SECURITIES
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact a Fund’s after-tax
returns. The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands
†
):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PCM Fund, Inc.	$1,175	$1,082	$11,672	$4,519

PIMCO Global StocksPLUS ® & Income Fund	356,070	355,363	26,923	25,461

PIMCO Strategic Income Fund, Inc.	2,397,015	2,396,198	33,987	48,132

PIMCO Access Income Fund	15,146	18,131	151,556	117,831

PIMCO Dynamic Income Fund	151,410	182,309	2,145,176	942,499

PIMCO Dynamic Income Opportunities Fund	37,794	41,467	478,629	286,345

PIMCO Dynamic Income Strategy Fund	22,253	19,761	233,203	208,561

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. COMMON SHARES OFFERING
PCM Fund, Inc. has the authority to issue 300 million shares of $0.001 par value common stock. PIMCO Strategic Income Fund, Inc. has the authority to issue 500 million shares of $0.00001 par value common stock. Each of PIMCO Global StocksPLUS
®
 & Income Fund, PIMCO Dynamic Income Fund (“PDI”), PIMCO Dynamic Income Opportunities Fund (“PDO”), PIMCO Dynamic Income Strategy Fund and PIMCO Access Income Fund (“PAXS”) has been authorized to issue an unlimited number of Common Shares at a par value of $0.00001 per share (each of the foregoing Fund’s shares as the context requires, “Common Shares”).
As of the end of the reporting period, PDI had an effective registration statement on file with the SEC authorizing the Fund to issue shares through the “shelf” registration process pursuant to Rule 415 under the Securities Act (each, a “Shelf Registration Statement”). Pursuant to

164	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

such Shelf Registration Statement, PDI may offer and sell Common Shares having an aggregate offering value of up to $2,000,000,000. PDI may have had one or more prior Shelf Registration Statements in effect during this and/or previous fiscal periods authorizing the sale of additional Common Shares.
As of the end of the reporting period, PDO had an effective registration statement on file with the SEC authorizing the Fund to issue shares through the “shelf” registration process pursuant to Rule 415 under the Securities Act. Pursuant to such Shelf Registration Statement, PDO may offer and sell Common Shares having an aggregate offering value of up to $500,000,000. PDO may have had one or more prior Shelf Registration Statements in effect during this and/or previous fiscal periods authorizing the sale of additional Common Shares.
As of the end of the reporting period, PAXS had an effective registration statement on file with the SEC authorizing the Fund to issue shares through the “shelf” registration process pursuant to Rule
415 under the Securities Act. Pursuant to such Shelf Registration Statement, PAXS may offer and sell Common Shares having an aggregate offering value of up to $250,000,000.
PDI, PDO and PAXS have each entered into a sales agreement (a “Sales Agreement”) with JonesTrading Institutional Services LLC (“JonesTrading”), pursuant to which each respective Fund may offer and sell its Common Shares offered by an applicable prospectus supplement through JonesTrading as its agent in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange, at prices related to the prevailing market prices or at negotiated prices. Each Fund will pay JonesTrading compensation of up to 1.00% of the gross proceeds with respect to sales of the Common Shares actually effected by JonesTrading under its respective Sales Agreement.

The aggregate dollar amount of Common Shares registered under PDI’s, PDO’s and PAXS’ Shelf Registration Statement as of the end of the periods described below, as well as the number of Common Shares sold and the total amount of offering proceeds (net of offering costs, if any) received by the Fund under one or more Shelf Registration Statements during the Fund’s most recent and prior fiscal periods were as follows:

	PDI		PDO
	Six Months Ended 12/31/2025	Year Ended 06/30/2025	Six Months Ended 12/31/2025	Year Ended 06/30/2025

Common Shares registered (aggregate $)	$2,000,000,000	$2,000,000,000	$500,000,000	$500,000,000

Common Shares sold	40,527,369	70,782,993	6,722,382	14,025,159

Offering proceeds (net of offering costs)	763,334,565	1,354,689,532	92,576,854	190,692,420

	PAXS
	Six Months Ended 12/31/2025	Year Ended 06/30/2025

Common Shares registered (aggregate $)	$250,000,000	$250,000,000

Common Shares sold	786,839	1,088,574

Offering proceeds (net of offering costs)	12,618,542	17,340,178
A Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market”, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange, at prices related to the prevailing market prices or at negotiated prices.
14. BASIS FOR CONSOLIDATION
PIMCO Access Income Fund’s, PIMCO Dynamic Income Fund’s, PIMCO Dynamic Income Opportunities Fund’s, and PIMCO Dynamic Income Strategy Fund’s subsidiaries were each formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	165

Notes to Financial Statements	(Cont.)

established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Fund name	Subsidiary	Date of Formation	Subsidiary% of Consolidated Fund Net Assets †

PIMCO Access Income Fund	PAXSLS I LLC	12/13/2021	0.0%

PIMCO Access Income Fund	RLM 4355 LLC	12/13/2021	0.0%

PIMCO Dynamic Income Fund	PCILS I LLC	03/07/2013	0.0%

PIMCO Dynamic Income Fund	PDILS I LLC	03/12/2013	0.0%

PIMCO Dynamic Income Opportunities Fund	PDOLS I LLC	01/15/2021	0.0%

PIMCO Dynamic Income Opportunities Fund	RLM 4365 LLC	01/15/2021	0.0%

PIMCO Dynamic Income Strategy Fund	Cayman Commodity Fund IX Ltd.	12/14/2018	1.0%

PIMCO Dynamic Income Strategy Fund	NRGX SPV I LLC	11/07/2022	0.0%

PIMCO Dynamic Income Strategy Fund	NRGX SPV II LLC	11/07/2022	0.0%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

15. REGULATORY AND LITIGATION MATTERS
The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.
The foregoing speaks only as of the date of this report.
16. FEDERAL INCOME TAX MATTERS
Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.
A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.
In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2025, the
Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.
The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of June 30, 2025, the components of distributable taxable earnings are as follows (amounts in thousands
†
):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)

PCM Fund, Inc.	$134,950	$11,925	$(30,438)	$(18,513)

PIMCO Global StocksPLUS ® & Income Fund	173,380	25,153	(28,458)	(3,305)

PIMCO Strategic Income Fund, Inc.	639,611	46,398	(77,820)	(31,422)

PIMCO Access Income Fund	1,301,250	82,767	(176,831)	(94,064)

PIMCO Dynamic Income Fund	11,887,891	821,525	(1,644,941)	(823,416)

PIMCO Dynamic Income Opportunities Fund	3,170,754	209,951	(470,483)	(260,532)

PIMCO Dynamic Income Strategy Fund	1,253,362	164,040	(27,061)	136,979

†	A zero balance may reflect actual amounts rounding to less than one thousand.

166	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.
As of their last fiscal year ended June 30, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands
†
):

	Short-Term	Long-Term

PCM Fund, Inc.	$2,759	$15,913

PIMCO Global StocksPLUS ® & Income Fund	28,041	4,491

PIMCO Strategic Income Fund, Inc.	27,074	66,693

PIMCO Access Income Fund	37,875	28,000

PIMCO Dynamic Income Fund*	257,419	731,307

PIMCO Dynamic Income Opportunities Fund	3,309	375,850

PIMCO Dynamic Income Strategy Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*
Portion of amount represents realized loss and recognized
built-in
loss under IRC sections
382-83,
which is carried forward to future years to offset future realized gain subject to certain limitations.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands
†
):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)

PCM Fund, Inc.	$134,950	$11,925	$(30,438)	$(18,513)

PIMCO Global StocksPLUS ® & Income Fund	173,380	25,153	(28,458)	(3,305)

PIMCO Strategic Income Fund, Inc.	639,611	46,398	(77,820)	(31,422)

PIMCO Access Income Fund	1,301,250	82,767	(176,831)	(94,064)

PIMCO Dynamic Income Fund	11,887,891	821,525	(1,644,941)	(823,416)

PIMCO Dynamic Income Opportunities Fund	3,170,754	209,951	(470,483)	(260,532)

PIMCO Dynamic Income Strategy Fund	1,253,362	164,040	(27,061)	136,979

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

17. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On January 02, 2026, the following distributions were declared to common shareholders payable February 02, 2026 to shareholders of record on January 13, 2026:

PCM Fund, Inc.	$0.064240 per common share

PIMCO Global StocksPLUS ® & Income Fund	$0.069000 per common share

PIMCO Strategic Income Fund, Inc.	$0.040000 per common share

PIMCO Access Income Fund	$0.149400 per common share

PIMCO Dynamic Income Fund	$0.220500 per common share

PIMCO Dynamic Income Opportunities Fund	$0.127900 per common share

PIMCO Dynamic Income Strategy Fund	$0.133400 per common share

On February 02, 2026, the following distributions were declared to common shareholders payable March 02, 2026 to shareholders of record on February 12, 2026:

PCM Fund, Inc.	$0.064240 per common share

PIMCO Global StocksPLUS ® & Income Fund	$0.069000 per common share

PIMCO Strategic Income Fund, Inc.	$0.040000 per common share

PIMCO Access Income Fund	$0.149400 per common share

PIMCO Dynamic Income Fund	$0.220500 per common share

PIMCO Dynamic Income Opportunities Fund	$0.127900 per common share

PIMCO Dynamic Income Strategy Fund	$0.133400 per common share
There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	167

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BNY	Bank of New York Mellon	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.

BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada

BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets LLC

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	RTA	RBC (Barbados) Trading Bank Corp.

BYR	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SBI	Citigroup Global Markets Ltd.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London

CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	SOG	Societe Generale Paris

CEW	Canadian Imperial Bank of Commerce World Markets	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.

CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	TDM	TD Securities (USA) LLC

DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

DUB	Deutsche Bank AG	MZF	Mizuho Securities USA LLC	WFS	Wells Fargo Securities, LLC

FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:

AUD	Australian Dollar	DOP	Dominican Peso	KZT	Kazakhstani Tenge

BRL	Brazilian Real	EGP	Egyptian Pound	MXN	Mexican Peso

CAD	Canadian Dollar	EUR	Euro	NGN	Nigerian Naira

CHF	Swiss Franc	GBP	British Pound	PEN	Peruvian New Sol

CNH	Chinese Renminbi (Offshore)	HKD	Hong Kong Dollar	PLN	Polish Zloty

CNY	Chinese Renminbi (Mainland)	HUF	Hungarian Forint	TRY	Turkish New Lira

COP	Colombian Peso	IDR	Indonesian Rupiah	USD (or $)	United States Dollar

CZK	Czech Koruna	JPY	Japanese Yen	ZAR	South African Rand

DKK	Danish Krone	KWD	Kuwaiti Dinar

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	PRIME	Daily US Prime Rate

BISTREFI	Turkish Lira Overnight Reference Rate	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR	Secured Overnight Financing Rate

BP0003M	3 Month GBP-LIBOR	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SOFRINDX	Secured Overnight Financing Rate Index

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month

CDOR06	6 month CDN Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	NDDUEAFE	MSCI EAFE Index	TSFR6M	Term SOFR 6-Month

EUR001M	1 Month EUR Swap Rate	PENAAA	Penultimate AAA Sub-Index	US0003M	ICE 3-Month USD LIBOR

EUR003M	3 Month EUR Swap Rate

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BRL-CDI	Brazil Interbank Deposit Rate	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced

CBO	Collateralized Bond Obligation	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

CDO	Collateralized Debt Obligation	JSC	Joint Stock Company	TBD%	Interest rate to be determined when loan settles or at the time of funding

168	PIMCO CLOSED-END FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule
19a-1(e)
under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form
1099-DIV
(for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PCM Fund, Inc.	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0610	$0.0000	$0.0032	$0.0642

August 2025	$0.0486	$0.0000	$0.0156	$0.0642

September 2025	$0.0476	$0.0000	$0.0166	$0.0642

October 2025	$0.0563	$0.0000	$0.0079	$0.0642

November 2025	$0.0424	$0.0000	$0.0218	$0.0642

December 2025	$0.0512	$0.0000	$0.0130	$0.0642

PIMCO Global StocksPLUS ® & Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0597	$0.0000	$0.0093	$0.0690

August 2025	$0.0663	$0.0000	$0.0027	$0.0690

September 2025	$0.0690	$0.0000	$0.0000	$0.0690

October 2025	$0.0690	$0.0000	$0.0000	$0.0690

November 2025	$0.0662	$0.0000	$0.0028	$0.0690

December 2025	$0.0690	$0.0000	$0.0000	$0.0690

PIMCO Strategic Income Fund, Inc.	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0400	$0.0000	$0.0000	$0.0400

August 2025	$0.0400	$0.0000	$0.0000	$0.0400

September 2025	$0.0400	$0.0000	$0.0000	$0.0400

October 2025	$0.0400	$0.0000	$0.0000	$0.0400

November 2025	$0.0395	$0.0000	$0.0005	$0.0400

December 2025	$0.0393	$0.0000	$0.0007	$0.0400

PIMCO Access Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1494	$0.0000	$0.0000	$0.1494

August 2025	$0.1304	$0.0000	$0.0190	$0.1494

September 2025	$0.0867	$0.0000	$0.0627	$0.1494

October 2025	$0.1373	$0.0000	$0.0121	$0.1494

November 2025	$0.1081	$0.0000	$0.0413	$0.1494

December 2025	$0.1298	$0.0000	$0.0196	$0.1494

PIMCO Dynamic Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1767	$0.0000	$0.0438	$0.2205

August 2025	$0.1386	$0.0000	$0.0819	$0.2205

September 2025	$0.1284	$0.0000	$0.0921	$0.2205

October 2025	$0.1675	$0.0000	$0.0530	$0.2205

November 2025	$0.1239	$0.0000	$0.0966	$0.2205

December 2025	$0.1565	$0.0000	$0.0640	$0.2205

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	169

Distribution Information	(Cont.)	(Unaudited)

PIMCO Dynamic Income Opportunities Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1279	$0.0000	$0.0000	$0.1279

August 2025	$0.1279	$0.0000	$0.0000	$0.1279

September 2025	$0.0971	$0.0000	$0.0308	$0.1279

October 2025	$0.1097	$0.0000	$0.0182	$0.1279

November 2025	$0.0864	$0.0000	$0.0415	$0.1279

December 2025	$0.1132	$0.0000	$0.0147	$0.1279

PIMCO Dynamic Income Strategy Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1334	$0.0000	$0.0000	$0.1334

August 2025	$0.1334	$0.0000	$0.0000	$0.1334

September 2025	$0.1334	$0.0000	$0.0000	$0.1334

October 2025	$0.1334	$0.0000	$0.0000	$0.1334

November 2025	$0.1334	$0.0000	$0.0000	$0.1334

December 2025	$0.1334	$0.0000	$0.0000	$0.1334

*
The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

170	PIMCO CLOSED-END FUNDS

Changes to Board of Trustees	(Unaudited)

Effective December 31, 2025, Ms. E. Grace Vandecruze retired from her position as Trustee of the Funds.
Effective September 18, 2025, the Board of Trustees appointed Mr. Mark Michel as a Class III Trustee of PIMCO Global StocksPLUS
®
 & Income Fund, a Class II Trustee of PIMCO Strategic Income Fund, Inc., PIMCO Dynamic Income Fund, PCM Fund, Inc., and PIMCO Dynamic Income Opportunities Fund, and a Class I Trustee of PIMCO Dynamic Income Strategy Fund and PIMCO Access Income Fund.
Effective September 18, 2025, the Board of Trustees appointed Ms. Sonya Morris as a Class III Trustee of PIMCO Global StocksPLUS
®
 & Income Fund, PIMCO Access Income Fund, PCM Fund, Inc., and PIMCO Dynamic Income Strategy Fund, a Class II Trustee of PIMCO Strategic Income Fund, Inc. and PIMCO Dynamic Income Fund, and a Class I Trustee of PIMCO Dynamic Income Opportunities Fund.
Effective January 1, 2026, Mr. Alan Rappaport was appointed Chair of the Trustees of the Funds, succeeding Ms. Deborah A. DeCotis, who continues to serve as a Trustee of the Funds.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	171

General Information

Investment Manager
Pacific Investment Management Company LLC
650 Newport Center Drive,
Newport Beach, CA, 92660
Custodian
State Street Bank & Trust Co.
2323 Grand Boulevard, 5th Floor
Kansas City, MO 64108
Transfer Agent, Dividend Paying Agent and Registrar
Equiniti Trust Company, LLC (“EQ”)
48 Wall Street, Floor 23
New York, NY 10005
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1100 Walnut Street, Suite 1300
Kansas City, MO 64106
This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4010SAR_123125

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual report to stockholders filed under Item 1 of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable to closed-end investment companies.

(b)	Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the most recent fiscal half-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	The information required by this Item 13(a) is only required in an annual report on this Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers identified in the registrant’s previous annual report on Form N-CSR.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which stockholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	None.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPlus® & Income Fund

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner President (Principal Executive Officer)

Date: March 5, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh Treasurer (Principal Financial & Accounting Officer)

Date: March 5, 2026